UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03422

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-11

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	6/30/2006

Item 1	– Reports to Stockholders

Prudential MEDLEY Program

Semiannual Report to Participants

June 30, 2006

Please note that inside is a Prospectus Supplement dated August 25, 2006. This document is separate from and not a part of the semiannual report.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

A Prudential Financial company

IFS-A105477

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The MEDLEY Program and current performance results. The performance results show historical investment performance after the deduction of investment management fees, investment-related expenses, and any product charges, including the maximum possible withdrawal charges.

The report is for the information of persons participating in The Prudential Variable Contract Account-10 (VCA-10), The Prudential Variable Contract Account-11 (VCA-11), and The Prudential Variable Contract Account-24 (VCA-24) of The MEDLEY Program. VCA-10, VCA-11, and VCA-24 are group annuity insurance products issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777 and distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. Both are Prudential Financial companies. Contract guarantees are based on the claims-paying ability of the issuing Company. Each company is solely responsible for its own respective financial conditions and contractual obligations. Prudential Financial and the Rock logo are service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

This report includes the financial statements of the VCA-10, Capital Growth Account; VCA-11, Money Market Account; and The Prudential Series Fund (the ”Funds”).

This report does not include separate account financials for the VCA-24 Subaccounts. If you would like separate account financial statements as of June 30, 2006, please call the telephone number on the inside back cover of this report.

Investors should consider the contract and the underlying portfolios’ investment objectives, risks, charges and expenses carefully before investing. This and other important information is contained in the prospectuses that can be obtained from your financial professional. You should read the prospectuses carefully before investing.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details.

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request. MEDLEY participants should call (888) 778-2888 to obtain a description of the Funds’ proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2006 is available on the website of the Commission at www.sec.gov and on the Funds’ website.

The Funds Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling (888) 778-2888.

Each Fund files with the Commission a complete listing of portfolio holdings as of the end of the first and third quarters on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-732-0330. MEDLEY participants may obtain copies of Form N-Q filings by calling (888) 778-2888.

The Prudential MEDLEY Program

Table of Contents

June 30, 2006

■	LETTER TO PARTICIPANTS

■	VCA-10 CAPITAL GROWTH ACCOUNT

Financial Statements

■	VCA-11 MONEY MARKET ACCOUNT

Financial Statements

■	VCA-24 THE PRUDENTIAL SERIES FUND PORTFOLIOS

Conservative Balanced Portfolio

Diversified Bond Portfolio

Equity Portfolio

Flexible Managed Portfolio

Global Portfolio

Government Income Portfolio

Stock Index Portfolio

This report may include financial information pertaining to certain portfolios that are not available in the Program available to you. Please refer to your Program documents or contact your Program sponsor to determine which portfolios are available to you.

The Prudential MEDLEY Program

Letter to Participants

June 30, 2006

■	DEAR PARTICIPANTS:

Because your success is important to us, we hope this semi-annual report for the Prudential MEDLEY program serves as both an informative and useful resource.

With the first half of the year complete, we continue to emphasize that a diversified portfolio is a prudent way to make the best of developing investment opportunities. A portfolio utilizing a diversified asset allocation strategy helps manage risk because it is not exposed to a particular asset class. In addition, it provides an opportunity to better position your investments as asset classes rotate in and out of favor. With the current volatility of today’s stock market, this concept is more important than ever.

When creating your diversified investment strategy, speak with your investment professional to develop a plan that takes into account your reasons for investing, as well as your personal investment horizons and tolerance for risk. By carefully choosing a wide variety of assets and reviewing them periodically over time, you can enhance your focus on meeting your long-term objectives.

As always, we at Prudential are committed to meeting your current and future needs by providing financial solutions that are designed to help you grow and protect your wealth. We thank you for your confidence in our products.

Sincerely,

David R. Odenath, Jr. President The Prudential Series Fund	Judy A. Rice, President Variable Contract Accounts 10 & 11

July 31, 2006

Presentation of Portfolio Holdings for the Prudential Variable Contract Account-10 (VCA-10) & Variable Contract Account-24 (VCA-24) as of June 30, 2006 (Unaudited)

Conservative Balanced		Diversified Bond		Equity
Five Largest Equity Holdings (% of Net Assets)		Five Largest Issues (% of Net Assets)		Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	1.7%	Federal National Mortgage Association,		PepsiCo, Inc.	1.9%
General Electric Co.	1.5%	5.5%, 7/15/35	3.7%	Merrill Lynch & Co., Inc.	1.9%
Citigroup, Inc.	1.1%	Federal National Mortgage Association,		Wal-Mart Stores, Inc.	1.8%
Bank of America Corp.	1.0%	5.0%, 3/1/34	2.6%	Microsoft Corp.	1.8%
Microsoft Corp.	0.9%	United States Treasury Inflation Bonds,		Sempra Energy	1.7%
		3.875%, 1/15/09	1.7%
		Federal National Mortgage Association,
		4.5%, 7/01/19	1.3%
		MBNA Master Credit Card Trust, Series
		1999-J, Class A, 7.00%, 2/15/12	1.3%

Flexible Managed		Global		Government Income
Five Largest Equity Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)		Five Largest Issues (% of Net Assets)
Exxon Mobil Corp.	2.2%	UnitedHealth Group, Inc.	1.2%	United States Treasury Inflation Index
General Electric Co.	1.7%	Genentech, Inc.	1.1%	Notes, 3.875%, 1/15/09	4.9%
Microsoft Corp.	1.6%	FedEx Corp.	1.1%	United States Treasury Notes,
Citigroup, Inc.	1.5%	HBOS PLC	1.0%	4.875%, 4/30/11	4.8%
ChevronTexaco Corp.	1.1%	Comcast Corp. (Class “A” Stock)	1.0%	Federal National Mortgage Association,
				5.30%, 2/22/11	4.5%
				Federal National Mortgage Association, 5.00%, TBA	4.5%
				Federal National Mortgage Association, 4.50%, 2/15/11	2.7%

Stock Index		VCA-10
Five Largest Holdings (% of Net Assets)		Five Largest Issues (% of Net Assets)
Exxon Mobil Corp.	3.2%	General Electric Company	3.1%
General Electric Co.	2.9%	Honeywell International, Inc.	2.3%
Citigroup, Inc.	2.1%	Suncor Energy, Inc.	2.3%
Bank of America Corp.	1.9%	Companhia Vale do Rio Doce ADR (Brazil)	2.2%
Microsoft Corp.	1.8%	Occidental Petroleum Corp.	2.1%

For a complete listing of holdings, refer to the Schedule of Investments section of this report.

Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2006

LONG-TERM INVESTMENTS — 99.3%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace/Defense — 2.3%
Honeywell International, Inc.	162,200	$6,536,660

Beverages — 1.4%
PepsiCo, Inc.	64,800	3,890,592

Biotechnology — 2.8%
Amgen, Inc. (a)	67,700	4,416,071
Gilead Sciences, Inc. (a)	56,900	3,366,204

		7,782,275

Building Products — 1.3%
American Standard, Inc.	86,300	3,734,201

Capital Markets — 6.1%
Bank of New York (The)	144,900	4,662,882
Charles Schwab Corp.	183,900	2,938,722
Merrill Lynch & Co.	55,800	3,881,448
UBS AG	50,000	5,485,000

		16,968,052

Chemicals — 3.1%
Agrium, Inc.	164,000	3,809,720
Dupont EI. de Nemours	115,800	4,817,280

		8,627,000

Commercial Services & Supplies — 1.9%
Waste Management, Inc.	148,100	5,313,828

Communications Equipment — 5.5%
Avaya, Inc. (a)	257,000	2,934,940
Cisco Systems, Inc. (a)	158,200	3,089,646
Corning, Inc. (a)	105,300	2,547,207
Motorola, Inc.	163,900	3,302,585
QualComm, Inc.	86,800	3,478,076

		15,352,454

Computers & Peripherals — 1.4%
Apple Computer, Inc. (a)	69,300	3,958,416

Consumer Finance — 1.3%
American Express Co.	66,100	3,521,147

Diversified Financial Services — 4.6%
Citigroup, Inc.	94,100	4,539,384
JPMorgan Chase & Co.	112,036	4,742,484
NYSE Group, Inc. (a)	51,300	3,513,024

		12,794,892

Electronic Equipment & Instruments — 1.2%
Agilent Technologies, Inc. (a)	101,600	3,206,496

Energy Equipment & Services — 1.5%
Schlumberger Ltd.	66,200	4,310,282

Food & Staples Retailing — 2.9%
Kroger Co. (The)	190,100	4,155,586
Wal-Mart Stores, Inc.	85,100	4,098,416

		8,254,002

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Food Products — 2.9%
Cadbury Schweppes Spons. ADR (United Kingdom)	103,500	$4,017,870
ConAgra Foods, Inc.	186,500	4,123,515

		8,141,385

Health Care Equipment & Supplies — 1.1%
St. Jude Medical, Inc. (a)	93,000	3,015,060

Health Care Providers & Services — 1.1%
Caremark Rx, Inc.	64,500	3,217,260

Hotels, Restaurants & Leisure — 1.2%
OSI Restaurant Partners, Inc.	96,400	3,335,440

Household Products — 1.1%
Kimberly-Clark Corp.	52,100	3,214,570

Independent Power Producers & Energy Traders — 1.8%
TXU, Corp.	85,100	5,097,490

Industrial Conglomerates — 4.1%
3M Co.	36,700	2,963,525
General Electric Company	262,200	8,639,491

		11,603,016

Insurance — 3.9%
American International Group	90,900	5,367,645
Loews Corp.	154,200	5,466,390

		10,834,035

Internet Software & Services — 2.9%
Google, Inc. Cl. A (a)	9,500	3,983,635
Yahoo, Inc. (a)	125,800	4,151,400

		8,135,035

Media — 5.4%
Comcast Corp. Cl. A (a)	157,200	5,146,728
Liberty Global, Inc. Ser. C (a)	146,439	3,012,250
News Corp. Inc. Cl. A	218,000	4,181,240
Viacom, Inc. Cl. B (a)	75,147	2,699,280

		15,039,498

Metals & Mining — 6.3%
Companhia Vale do Rio Doce ADR (Brazil)	250,900	6,031,636
Freeport-McMoRan Cooper & Gold, Inc. Cl. B	65,000	3,601,650
Newcrest Mining Ltd. ADR (Australia)	264,700	4,145,546
Phelps Dodge Corp.	46,800	3,845,088

		17,623,920

Multiline Retail — 1.3%
Federated Department Stores, Inc.	101,400	3,712,254

Multi-Utilities — 1.3%
Sempra Energy	79,000	3,592,920

Office Electronics — 2.0%
Xerox Corp. (a)	402,600	5,600,166

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2006

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Oil, Gas & Consumable Fuels — 9.9%
Apache Corp.	65,990	$4,501,838
Marathon Oil Corp.	38,900	3,240,370
Nexen, Inc.	83,100	4,698,474
Occidental Petroleum Corp.	56,900	5,844,199
Petroleo Brasileiro SA ADR (Brazil)	33,800	3,010,904
Suncor Energy, Inc.	80,600	6,529,406

		27,825,191

Pharmaceuticals — 5.0%
Novartis AG ADR (Switzerland)	89,900	4,850,105
Roche Holdings Ltd. ADR (Switzerland)	58,400	4,817,404
Sanofi Aventis ADR (France)	91,300	4,446,310

		14,113,819

Semiconductors & Semiconductor Equipment — 2.2%
Broadcom Corp. Cl. A (a)	103,400	3,107,170
Maxim Integrated Products, Inc.	94,100	3,021,551

		6,128,721

Software — 2.5%
Adobe Systems Incorporated (a)	153,200	4,651,152
CA, Inc.	573	11,775
Electronic Arts, Inc. (a)	51,500	2,216,560

		6,879,487

Specialty Retail — 1.2%
Home Depot, Inc.	94,500	3,382,155

Textiles, Apparel & Luxury Goods — 1.1%
Nike, Inc. Cl. B	39,100	3,167,100

Tobacco — 1.5%
Altria Group, Inc.	57,000	4,185,510

Wireless Telecommunication Services — 2.2%
NII Holdings, Inc. (a)	62,700	3,535,026
Sprint Nextel Corp.	132,064	2,639,959

		6,174,985

TOTAL LONG-TERM INVESTMENTS (Cost: $223,928,518)		$278,269,314

SHORT-TERM INVESTMENTS — 0.8%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund-Taxable Money Market Series (b) (Cost: $2,336,477)	2,336,477	2,336,477

TOTAL INVESTMENTS — 100.1% (Cost: $226,264,995)		$280,605,791

Value (Note 2)
OTHER ASSETS, LESS LIABILITIES — 0.1%
Receivable for Securities Sold	$2,382,324
Dividends Receivable	377,249
Payable for Pending Capital Transactions	(270,654)
Payable for Securities Purchased	(2,876,711)

LIABILITIES IN EXCESS OF OTHER ASSETS	(387,792)

NET ASSETS — 100%	$280,217,999

NET ASSETS, representing:
Equity of Participants — 30,257,840 Accumulation Units at an Accumulation Unit Value of $9.1976	278,299,120
Equity of The Prudential Insurance Company of America	1,918,879

$280,217,999

(a)	Non-income producing security.

(b)	Prudential Investments LLC, the manager of the Account also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

ADR	American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2006

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 were as follows:

Oil, Gas & Consumable Fuels	9.9%
Metals & Mining	6.3
Capital Markets	6.1
Communications Equipment	5.5
Media	5.4
Pharmaceuticals	5.0
Diversified Financial Services	4.6
Industrial Conglomerates	4.1
Insurance	3.9
Chemicals	3.1
Food and Staples Retailing	2.9
Food Products	2.9
Internet Software & Services	2.9
Biotechnology	2.8
Software	2.5
Aerospace & Defense	2.3
Semiconductors & Semiconductor Equipment	2.2
Wireless Telecommunication Services	2.2
Office Electronics	2.0
Commercial Services & Supplies	1.9
Independent Power Producers & Energy Traders	1.8
Energy Equipment and Services	1.5
Tobacco	1.5
Beverages	1.4
Computers and Peripherals	1.4
Building Products	1.3
Consumer Finance	1.3
Multiline Retail	1.3
Multi-Utilities	1.3
Electronic Equipments & Instruments	1.2
Hotels, Restaurants, & Leisure	1.2
Specialty Retail	1.2
Health Care Equipment & Supplies	1.1
Health Care Providers & Services	1.1
Household Products	1.1
Textiles, Apparel & Luxury Goods	1.1
Affiliated Money Market Mutual Fund	0.8

100.1
Liabilities in Excess of Other Assets	(0.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Unaffiliated Dividend Income (net of $68,648 foreign withholding tax)	$2,496,772
Affiliated Dividend Income	52,040
Total Income	2,548,812
EXPENSES
Fees Charged to Participants for Investment Management Services	(367,748)
Fees Charged to Participants for Administrative Expenses	(1,106,459)
Total Expenses	(1,474,207)
NET INVESTMENT INCOME	1,074,605
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain on Investment Transactions	32,499,740
Net Change in Unrealized Appreciation on Investments	(27,144,137)
NET GAIN ON INVESTMENTS	5,355,603
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,430,208

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30,	Year Ended December 31,
	2006	2005
OPERATIONS
Net Investment Income	$1,074,605	$903,369
Net Realized Gain on Investment Transactions	32,499,740	29,752,393
Net Change In Unrealized Appreciation on Investments	(27,144,137)	20,215,553
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	6,430,208	50,871,315
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	7,829,805	13,725,946
Withdrawals and Transfers Out	(34,482,349)	(38,414,300)
Annual Account Charges Deducted from Participants’ Accounts	(3,038)	(49,168)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(26,655,582)	(24,737,522)
NET DECREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(52,697)	(14,510)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,278,071)	26,119,283
NET ASSETS
Beginning of period	300,496,070	274,376,787
End of period	$280,217,999	$300,496,070

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-10

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30,	Year Ended December 31,
	2006	2005	2004	2003	2002	2001
Investment Income	$.0799	$.1061	$.1198	$.0827	$.0760	$.0963
Expenses
Investment management fee	(.0116)	(.0193)	(.0170)	(.0142)	(.0143)	(.0172)
Administrative expenses	(.0347)	(.0600)	(.0522)	(.0424)	(.0429)	(.0511)
Net Investment Income	.0336	.0268	.0506	.0261	.0188	.0280
Capital Changes
Net realized gain (loss) on investment transactions	1.0192	.8647	.4174	(.0999)	(.6619)	(.5812)
Net change in unrealized appreciation (depreciation) on investments	(.8736)	.6037	.1877	1.8517	(.8691)	(.2203)
Net Increase (Decrease) in Accumulation Unit Value	.1792	1.4952	.6557	1.7779	(1.5122)	(.7735)
Accumulation Unit Value
Beginning of period	9.0184	7.5232	6.8675	5.0896	6.6018	7.3753
End of period	$9.1976	$9.0184	$7.5232	$6.8675	$5.0896	$6.6018
Total Return**	1.99%	19.87%	9.55%	34.93%	(22.91)%	(10.49)%
Ratio of Expenses To Average Net Assets***	1.00%†	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income To Average Net Assets***	.73%†	.32%	.72%	.45%	.33%	.40%
Portfolio Turnover Rate	32%††	51%	62%	63%	70%	79%
Number of Accumulation Units Outstanding
For Participants at end of period (000’s omitted)	30,258	33,107	36,252	39,109	41,632	44,444

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-10.
†	Annualized
††	Not Annualized

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-10 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-10 (“VCA-10” or the “Account”) was established on March 1, 1982 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-10 has been designed for use by employers (“Contract-holders”) in making retirement arrangements on behalf of their employees (“Participants”). The investment objective of the Account is long-term growth of capital. The Account’s investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s), to be over-the-counter, are valued by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Accounts’ Committee Members approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the closing of the New York Stock Exchange on the date of valuation.

Short-term investments which mature in more than 60 days are valued based on current market quotations. Short-term investments having maturities of 60 days or less are valued at amortized cost which approximates market value. Amortized cost is computed using the cost on the date of purchase, adjusted for constant accretion of discount or amortization of premium to maturity.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Net investment income and realized and unrealized gain or losses (other than administrative fees) are allocated to the Participants and PICA on a daily basis in proportion to their respective ownership in VCA-10.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes:    The operations of VCA-10 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-10 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-10 has not been reduced by federal income taxes.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Account. PI pays for the services of Jennison.

A daily charge, at an effective annual rate of up to 1.00% of the current value of the Participant’s equity in VCA-10, is charged to the Account. Up to three quarters of the charge (0.75%) paid to PICA, is for administrative expenses not provided by the annual account charge, and one quarter (0.25%), paid to PI, is for investment management services. PICA may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which Prudential has issued a Contract.

PICA, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the end of the fiscal year by canceling Units.

A deferred sales charge is imposed upon that portion of certain withdrawals which represents a return of contributions. The charge is designed to compensate PICA for sales and other marketing expenses. The maximum deferred sales charge is 7% on contributions withdrawn from an account during the first year of participation. After the first year of participation, the maximum deferred sales charge declines by 1% in each subsequent year until it reaches 0% after seven years. No deferred sales charge is imposed upon contributions withdrawn for any reason after seven years. For the six months ended June 30, 2006 and the year ended December 31, 2005, PICA has advised the Account that it has received deferred sales charges of $1,293 and $5,235 respectively, imposed upon certain withdrawals from the Account.

Note 4:	Purchases and Sales of Portfolio Securities

For the six months ended June 30, 2006, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $105,014,774 and $93,385,355, respectively.

Investment in the Core Fund:    The Account invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2006, the Account earned $52,040, by investing its excess cash in the Series.

Note 5:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months ended June 30, 2006 and the year ended December 31, 2005, respectively, are as follows:

	Six Months Ended June 30,	Year Ended December 31,
	2006	2005
Units issued	834,767	1,680,744
Units redeemed	(3,683,962)	(4,826,080)
Net decrease	(2,849,195)	(3,145,336)

Note 6:	Net Increase (Decrease) In Net Assets Resulting from Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increase to/(reductions from) PICA’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 7:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Therefore, no deferred sales charge is imposed upon them. The principal portion of any loan repayment, however, will be treated as a contribution to the receiving Account for purposes of calculating any deferred sales charge imposed upon any subsequent withdrawal. If the Participant defaults on the loan, for example by failing to make required payments, the outstanding balance of the loan will be treated as a withdrawal for purposes of the deferred sales charge. The deferred sales charge will be withdrawn from the same Accumulation Accounts, and in the same proportions, as the loan amount was withdrawn. If sufficient funds do not remain in those Accumulation Accounts, the deferred sales charge will be withdrawn from the Participant’s other Accumulation Accounts as well.

Withdrawals, transfers and loans from VCA-10 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed. No deferred sales charge is imposed upon withdrawals of any amount in excess of contributions.

For the six months ended June 30, 2006, $261,312 in participant loans were withdrawn from VCA-10 and $212,434 of principal and interest was repaid to VCA-10. For the year ended December 31, 2005, $730,928 in participant loans were withdrawn from VCA-10 and $403,910 of principal and interest was repaid to VCA-10. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-10. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-10. During the six months ended June 30, 2006, PICA has advised the Account that it received $2,695 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2006

SHORT-TERM INVESTMENTS — 98.9%	Principal Amount (000)	Value (Note 2)

Certificates of Deposit — 1.6%
Rabobank Nederland NV 5.04%, 1/12/2007	$1,000	$999,040

Commercial Paper (a) — 56.0%
Barton Capital Corp., 144A 5.27%, 7/20/2006	2,996	2,984,158
BASF AG, 144A 5.32%, 8/21/2006	953	944,550
Ciesco LP, 144A 5.30%, 8/7/2006	2,000	1,987,928
Citigroup Funding, Inc., 5.31%, 8/10/2006	2,000	1,987,315
Depfa Bank Europe PLC, 144A 5.34%, 8/9/2006	3,000	2,981,310
Dresdner US Finance, Inc., 5.06%, 7/7/2006	1,193	1,184,784
Falcon Asset Securitization Corp., 144A 5.25%, 7/20/2006	2,343	2,332,749
HBOS Treasury, 5.29%, 9/5/2006	2,000	1,975,901
Long Lane Master Trust, 144A 5.17%, 7/10/2006	1,090	1,085,930
Metlife, Inc., 144A 5.29%, 7/27/2006	1,056	1,051,345
Old Line Funding Corp., 144A 5.13%, 7/13/2006	2,757	2,743,250
PB Finace, Delaware, 5.32%, 7/28/2006	3,000	2,986,713
Prudential PLC, 144A 5.07%, 8/4/2006	1,000	989,015
5.38%, 9/22/2006	1,897	1,873,186
Skandinaviska Enskilda Banken AB, 5.32%, 11/29/2006	1,000	999,979
St. George Bank Ltd., 144A 5.39%, 9/13/2006	3,000	2,966,313
Toyota Motor Credit Corp., 5.12%, 3/1/2007	1,000	961,884
United Healthcare Group, Inc., 144A 5.32%, 8/2/2006	1,580	1,572,061
5.32%, 8/7/2006	1,030	1,024,064

		34,632,435

Loan Participation — 2.4%
Cargill Inc., 5.30%, 7/5/2006	1,487	1,487,000

Other Corporate Obligations — 36.0%
Allstate Corp., 5.38%, 12/1/2006	1,000	1,002,180
American Express Credit Corp., MTN 5.23%, 7/5/2007 (b)	1,000	1,000,000

SHORT-TERM INVESTMENTS (Continued)	Principal Amount (000)	Value (Note 2)

Other Corporate Obligations (cont’d.)
Bank One Corp., 6.88%, 8/1/2006	$795	$796,796
Citigroup, Inc., 5.50%, 8/9/2006	1,000	1,000,961
General Electric Cap Corp., 5.25%, 7/9/2007 (b)	1,500	1,500,458
Genworth Life Insurance Co., 5.37%, 7/24/2006 (b)(c) (Cost: $1,000,000; Purchase date: 7/22/05)	1,000	1,000,000
Goldman Sachs Group, MTN 5.15%, 8/1/2006 (b)	1,000	1,000,059
5.34%, 8/18/2006 (b)	500	500,103
HSBC Finance Corp., MTN 5.15%, 4/15/2007	1,000	998,944
Irish Life & Permanent PLC,MTN, 144A 5.30%, 7/20/2007 (b)	2,000	1,999,855
Merrill Lynch & Co., MTN 5.42%, 7/11/2007 (b)	1,000	1,000,000
5.18%, 7/13/2007 (b)	500	500,000
MetLife Insurance Co., 5.18%, 10/2/2006 (b)(c) (Cost: $2,000,000; Purchase date: 10/3/05)	2,000	2,000,000
Morgan Stanley, MTN 5.15%, 7/3/2007 (b)	2,000	2,000,000
National City Bank, Cleveland, MTN 5.32%, 7/26/2006 (b)	1,000	1,000,023
Paccar Financial Corp., MTN 5.16%, 7/13/2007 (b)	1,000	1,000,000
Pacific Life Insurance Co., 5.46%, 7/13/2007 (b)(c) (Cost: $1,000,000; Purchase date: 6/15/06)	1,000	1,000,000
Royal Bank of Canada, MTN 5.20%, 7/9/2007 (b)	1,000	1,000,000
Skandinaviska Enskilda Banken AB, 144A 5.24%, 7/16/2007 (b)	2,000	2,000,000

		22,299,379

U.S. Government Agencies — 2.9%
Federal Home Loan Bank, 4.19%, 9/8/2006	800	799,962
Federal National Mortgage Association, 4.10%, 8/22/06	1,000	999,987

		1,799,949

TOTAL INVESTMENTS — 98.9% (Cost: $61,217,803 )		$61,217,803

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2006

Value (Note 2)
OTHER ASSETS, LESS LIABILITIES — 1.1%
Cash	$123
Receivable for Pending Capital Transactions	460,378
Interest Receivable	201,081

OTHER ASSETS IN EXCESS OF LIABILITIES	661,582

Net Assets — 100%	61,879,385

Net Assets, representing:
Equity of Participants — 19,813,985 Accumulation Units at an Accumulation Unit Value of $3.0839	61,104,720
Equity of The Prudential Insurance Company of America	774,665

$61,879,385

144A	Security was purchased pursuant to Rule 144A under the Security Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be illiquid.

(a)	Percentage quoted represents yield-to-maturity as of the purchase date.

(b)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(c)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $4,000,000. The aggregate value of $4,000,000 represents 6.5% of net assets.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2006 were as follows:

Commercial Banks	37.0%
Asset Backed Securities	16.2
Insurance	14.4
Security Brokers and Dealers	8.1
Hospital Medical Service Plans	4.2
National Commercial Banks	3.4
Personal Credit Institutions	3.2
Federal Credit Agencies	2.9
Short Term Business Credit	2.4
Food Products	2.4
Financial Services	1.6
Motor Vehicle Parts & Assessories	1.6
Chemical Products	1.5

98.9
Other Assets in excess of liabilities	1.1

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Unaffiliated Interest Income	$1,468,853
Realized Loss on Investment Transactions	(27)
Total	1,468,826
EXPENSES
Fees Charged to Participants for Investment Management Services	(75,154)
Fees Charged to Participants for Administrative Expenses	(226,268)
Total Expenses	(301,422)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,167,404

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30,	Year Ended December 31,
	2006	2005
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,167,404	$1,584,772
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	7,938,583	13,683,594
Withdrawals and Transfers Out	(10,996,746)	(24,049,386)
Annual Account Charges Deducted from Participants’ Accounts	(3,834)	(37,045)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(3,061,997)	(10,402,837)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	4,302	(147)
TOTAL DECREASE IN NET ASSETS	(1,890,291)	(8,818,212)
NET ASSETS
Beginning of period	63,769,676	72,587,888
End of period	$61,879,385	$63,769,676

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-11

INCOME PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30,	Year Ended December 31,
	2006	2005	2004	2003	2002	2001
Investment Income	$.0726	$.0985	$.0431	$.0374	$.0566	$.1255
Expenses
Investment management fee	(.0038)	(.0071)	(.0072)	(.0073)	(.0072)	(.0072)
Administrative expenses	(.0112)	(.0223)	(.0221)	(.0220)	(.0218)	(.0214)
Net Increase in Accumulation Unit Value	.0576	.0691	.0138	.0081	.0276	.0969
Accumulation Unit Value
Beginning of period	3.0263	2.9572	2.9434	2.9353	2.9077	2.8108
End of period	$3.0839	$3.0263	$2.9572	$2.9434	$2.9353	$2.9077
Total Return**	1.90%	2.33%	0.47%	0.28%	0.95%	3.45%
Ratio Of Expenses To Average Net Assets***	1.00%†	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio Of Net Investment Income To Average Net Assets***	3.80%†	2.30%	0.46%	0.28%	0.94%	3.38%
Number of Accumulation Units Outstanding
For Participants at end of period (000’s omitted)	19,814	20,822	24,298	26,594	30,128	27,387

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-11.
†	Annualized

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-11 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-11 (VCA-11 or the Account) was established on March 1, 1982 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-11 has been designed for use by employers (Contract-holders) in making retirement arrangements on behalf of their employees (Participants). The investment objective of the Account is to realize a high level of current income as is consistent with the preservation of capital and liquidity. Its investments are primarily composed of short-term securities. The ability of the issuers of the securities held by the Account to meet their obligations may be affected by economic developments in a specific state, industry or region. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    Portfolio securities of VCA-11 are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Accounts’ Committee Members.

Securities Transactions and Investment Income:    Securities transactions are recorded on the trade date. Realized gains or losses from security transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Net investment income (other than administration fees) is allocated to the Participants and PICA on a daily basis in proportion to their respective ownership or investment in VCA-11.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Federal Income Taxes:    The operations of VCA-11 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-11 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-11 has not been reduced by federal income taxes.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States Financial Institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with management of the Account. PI pays for the services of PIM.

A daily charge, at an effective annual rate of up to 1.00% of the current value of the Participant’s equity in VCA-11, is charged to the Account. Up to three quarters of the charge (0.75%), paid to PICA, is for administrative expenses not provided by the annual account charge, and one quarter (0.25%), paid to PI, is for investment management services. PICA may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which PICA has issued a contract.

PICA, PI and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the end of the fiscal year by cancelling Units.

A deferred sales charge is imposed upon that portion of certain withdrawals which represents a return of contributions. The charge is designed to compensate PICA for sales and other marketing expenses. The maximum deferred sales charge is 7% on contributions withdrawn from an account during the first year of participation. After the first year of participation, the maximum deferred sales charge declines by 1% in each subsequent year until it reaches 0% after seven years. No deferred sales charge is imposed upon contributions withdrawn for any reason after seven years. For the six months ended June 30, 2006 and the year ended December 31, 2005, PICA has advised the Account that it received deferred sales charges of $2,004 and $1,888, respectively, imposed upon certain withdrawals from the Account, respectively.

Note 4:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months ended June 30, 2006 and the year ended December 31, 2005, are as follows:

	Six Months Ended June 30,	Year Ended December 31,
	2006	2005
Units issued	2,597,012	4,598,548
Units redeemed	(3,605,264)	(8,074,808)
Net decrease	(1,008,252)	(3,476,260)

Note 5:	Net Increase (Decrease) In Net Assets Resulting From Surplus Transfers

The increase (decrease) in net assets from surplus transfers represents the net increases to/(reductions from) PICA’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 6:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Therefore, no deferred sales charge is imposed upon them. The principal portion of any loan repayment, however, will be treated as a contribution to the receiving Account for purposes of calculating any deferred sales charge imposed upon any subsequent withdrawal. If the Participant defaults on the loan, for example by failing to make required payments, the outstanding balance of the loan will be treated as a withdrawal for purposes of the deferred sales charge. The deferred sales charge will be withdrawn from the same Accumulation Accounts, and in the same proportions, as the loan amount was withdrawn. If sufficient funds do not remain in those Accumulation Accounts, the deferred sales charge will be withdrawn from the Participant’s other Accumulation Accounts as well.

Withdrawals, transfers and loans from VCA-11 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed. No deferred sales charge is imposed upon withdrawals of any amount in excess of contributions.

For the six months ended June 30, 2006 $95,136 in participant loans were withdrawn from VCA-11 and $64,079 of principal and interest was repaid to VCA-11. For the year ended December 31, 2005, $350,389 in participant loans were withdrawn from VCA-11 and $227,485 of principal and interest was repaid to VCA-11. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-11. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-11. During the six months ended June 30, 2006, PICA has advised the Account that it received $3,147 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

The Prudential Series Fund

The following pages represent information on The Prudential Series Fund Portfolios. Returns are at the Portfolio level, not at the Subaccount level.

Each Subaccount of VCA-24 will invest in the corresponding portfolio of The Prudential Series Fund (the “Fund”). Of the portfolios comprising the Fund, seven portfolios are presently available to The MEDLEY Program. The Diversified Bond Subaccount invests in the Diversified Bond Portfolio, the Government Income Subaccount in the Government Income Portfolio, the Conservative Balanced Subaccount in the Conservative Balanced Portfolio, the Flexible Managed Subaccount in the Flexible Managed Portfolio, the Stock Index Subaccount in the Stock Index Portfolio, the Equity Subaccount invests in the Equity Portfolio, and the Global Subaccount in the Global Portfolio.

There is no assurance that the investment objective of the portfolios will be attained, nor is there any guarantee that the amount available to a Participant will equal or exceed the total contributions made on that Participant’s behalf. The value of the investments held in each account may fluctuate daily and is subject to the risks of both changing economic conditions and the selection of investments necessary to meet the Subaccounts’ or Portfolios’ objectives.

Important Note

This information supplements the financial statements and other information included in this Report to Participants in The MEDLEY Program. It highlights the investment performance of the seven portfolios of The Prudential Series Fund which are available through the Prudential Variable Contract Account-24. The rates of return quoted on the following pages reflect deduction of investment management fees and portfolio expenses, but not product charges. They reflect the reinvestment of dividend and capital gains distributions. They are not an estimate or a guarantee of future performance.

Contract unit values increase or decrease based on the performance of the portfolio and when redeemed, may be worth more or less than original cost. Changes in contract values depend not only on the investment performance of the Portfolio but also on the insurance, administrative charges and applicable sales charges, if any, under a contract. These contract charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

Fees and Expenses (Unaudited)

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2006 through June 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Conservative Balanced (Class I)	Actual	$1,000.00	$1,012.40	0.58%	$2.89
	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91

Diversified Bond (Class I)	Actual	$1,000.00	$992.00	0.45%	$2.22
	Hypothetical	$1,000.00	$1,022.56	0.45%	$2.26

Equity (Class I)	Actual	$1,000.00	$1,006.20	0.47%	$2.34
	Hypothetical	$1,000.00	$1,022.46	0.47%	$2.36

Equity (Class II)	Actual	$1,000.00	$1,004.10	0.87%	$4.32
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

Flexible Managed (Class I)	Actual	$1,000.00	$1,019.60	0.63%	$3.15
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

Global (Class I)	Actual	$1,000.00	$1,058.90	0.87%	$4.44
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

Government Income (Class I)	Actual	$1,000.00	$993.70	0.49%	$2.42
	Hypothetical	$1,000.00	$1,022.36	0.49%	$2.46

High Yield Bond (Class I)	Actual	$1,000.00	$1,027.50	0.59%	$2.97
	Hypothetical	$1,000.00	$1,021.87	0.59%	$2.96

Jennison (Class I)	Actual	$1,000.00	$933.50	0.63%	$3.02
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Jennison (Class II)	Actual	$1,000.00	$931.70	1.03%	$4.93
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16

Money Market (Class I)	Actual	$1,000.00	$1,021.70	0.46%	$2.31
	Hypothetical	$1,000.00	$1,022.51	0.46%	$2.31

Natural Resources (Class I)	Actual	$1,000.00	$1,175.70	0.48%	$2.59
	Hypothetical	$1,000.00	$1,022.41	0.48%	$2.41

Natural Resources (Class II)	Actual	$1,000.00	$1,173.40	0.88%	$4.74
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41

Small Capitalization Stock (Class I)	Actual	$1,000.00	$1,074.50	0.46%	$2.37
	Hypothetical	$1,000.00	$1,022.51	0.46%	$2.31

Stock Index (Class I)	Actual	$1,000.00	$1,026.30	0.38%	$1.91
	Hypothetical	$1,000.00	$1,022.91	0.38%	$1.91

Value (Class I)	Actual	$1,000.00	$1,067.30	0.43%	$2.20
	Hypothetical	$1,000.00	$1,022.66	0.43%	$2.16

Value (Class II)	Actual	$1,000.00	$1,065.10	0.83%	$4.25
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

*	Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2006, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2006 (to reflect the six-month period).

CONSERVATIVE BALANCED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments, at value including securities on loan of $175,510,683:
Unaffiliated investments (cost $2,166,780,933)	$2,396,293,511
Affiliated investments (cost $453,760,772)	453,828,350
Receivable for investments sold	58,764,207
Dividends and interest receivable	9,864,202
Receivable for Series shares sold	51,530
Foreign tax reclaim receivable	46,572
Prepaid expenses	17,572

Total Assets	2,918,865,944

LIABILITIES
Collateral for securities on loan	182,177,266
Payable for investments purchased	85,920,251
Management fee payable	1,194,327
Payable for Series shares repurchased	701,591
Payable to custodian	619,774
Accrued expenses and other liabilities	505,757
Foreign currency, at value (cost $39,707)	40,527
Due to broker — variation margin	10,469
Outstanding options written (premiums received $32,695)	388
Transfer agent fee payable	308

Total Liabilities	271,170,658

NET ASSETS	$2,647,695,286

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$1,781,565
Paid-in capital in excess of par	2,484,275,720

2,486,057,285
Undistributed net investment income	38,878,534
Accumulated net realized loss on investments	(107,116,123)
Net unrealized appreciation on investments and foreign currencies	229,875,590

Net assets, June 30, 2006	$2,647,695,286

Net asset value and redemption price per share, $2,647,695,286 / 178,156,464 outstanding shares of beneficial interest (authorized 525,000,000 shares)	$14.86

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Interest	$25,457,249
Unaffiliated dividend income (net of foreign withholding taxes of $146,803)	14,705,748
Affiliated dividend income	6,408,325
Affiliated income from securities loaned, net	133,681

46,705,003

EXPENSES
Management fee	7,445,408
Custodian’s fees and expenses	167,000
Shareholders’ reports	89,000
Insurance expenses	74,000
Trustees’ fees	23,000
Audit fee	10,000
Legal fees and expenses	7,000
Commitment fee on syndicated credit agreement	5,000
Transfer agent’s fee and expenses (including affiliated expense of $900) (Note 4)	1,000
Miscellaneous	5,061

Total expenses	7,826,469

NET INVESTMENT INCOME	38,878,534

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	(80,882,588)
Short sales	12,773
Futures transactions	(1,606,267)
Foreign currency transactions	(33,033)
Swaps	(349,796)

(82,858,911)

Net change in unrealized appreciation (depreciation) on:
Investments	78,987,529
Futures	(84,540)
Options written	6,975
Foreign currencies	(575)

78,909,389

NET LOSS ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	(3,949,522)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,929,012

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$38,878,534	$68,482,581
Net realized loss on investments, swaps and foreign currency transactions	(82,858,911)	(14,618,230)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	78,909,389	39,591,655

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	34,929,012	93,456,006

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(69,851,558)	(65,771,642)
Distributions from net realized capital gains	(5,874,856)	(28,275,553)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(75,726,414)	(94,047,195)

SERIES SHARE TRANSACTIONS:
Series shares sold (1,068,942 and 2,034,058 shares, respectively)	16,083,376	30,062,884
Series shares issued in reinvestment of dividends and distributions (5,014,994 and 6,595,175 shares, respectively)	75,726,414	94,047,195
Series shares repurchased (10,172,777 and 18,072,236 shares, respectively)	(153,110,040)	(267,289,008)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(61,300,250)	(143,178,929)

TOTAL DECREASE IN NET ASSETS	(102,097,652)	(143,770,118)
NET ASSETS:
Beginning of period	2,749,792,938	2,893,563,056

End of period (a)	$2,647,695,286	$2,749,792,938

(a) Includes undistributed net investment income of:	$38,878,534	$69,851,558

SEE NOTES TO FINANCIAL STATEMENTS.

A1

DIVERSIFIED BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments, at value including securities on loan of $66,176,073:
Unaffiliated investments (cost $1,177,963,564)	$1,146,052,203
Affiliated investments (cost $154,429,780)	154,493,083
Cash	954,514
Foreign currency, at value (cost $380,061)	381,997
Receivable for investments sold	72,074,847
Interest receivable	11,822,585
Unrealized appreciation on swaps	334,274
Unrealized appreciation on forward foreign currency contracts	186,007
Receivable for Series shares sold	50,047
Due from broker — variation margin	44,057
Prepaid expenses	9,587

Total Assets	1,386,403,201

LIABILITIES
Payable for investments purchased	157,988,568
Collateral for securities on loan	67,462,845
Securities sold short, at value (proceeds $15,700,313)	15,592,500
Unrealized depreciation on forward foreign currency contracts	679,879
Payable for Series shares repurchased	478,477
Accrued expenses and other liabilities	410,247
Management fee payable	378,129
Unrealized depreciation on swaps	32,821
Deferred trustees’ fees	7,745
Outstanding options written (premiums received $68,013)	806
Transfer agent fee payable	435

Total Liabilities	243,032,452

NET ASSETS	$1,143,370,749

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$1,086,923
Paid-in capital in excess of par	1,181,682,897

1,182,769,820
Undistributed net investment income	821,516
Accumulated net realized loss on investments	(8,290,974)
Net unrealized appreciation on investments and foreign currencies	(31,929,613)

Net assets, June 30, 2006	$1,143,370,749

Net asset value and redemption price per share, $1,143,370,749 / 108,692,333 outstanding shares of beneficial interest (authorized 275,000,000 shares)	$10.52

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Interest (net of foreign withholding taxes of $8,204)	$29,979,136
Affiliated dividend income	2,659,604
Affiliated income from securities loaned, net	89,827

32,728,567

EXPENSES
Management fee	2,363,547
Custodian’s fees and expenses	137,000
Shareholders’ reports	103,000
Insurance expenses	43,000
Trustees’ fees	11,000
Audit fee	10,000
Legal fees and expenses	9,000
Commitment fee on syndicated credit agreement	3,000
Transfer agent’s fee and expenses (including affiliated expense of $1,200) (Note 4)	1,200
Miscellaneous	3,897

Total expenses	2,684,644

NET INVESTMENT INCOME	30,043,923

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	(6,676,141)
Short sales	135,137
Futures transactions	(611,158)
Swaps	(122,581)
Foreign currency transactions	1,327,148

(5,947,595)

Net change in unrealized appreciation (depreciation) on:
Investments	(30,999,015)
Securities sold short	107,813
Futures	(1,029,501)
Swaps	(400,857)
Options written	14,513
Foreign currencies	(1,046,281)

(33,353,328)

NET LOSS ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	(39,300,923)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,257,000)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$30,043,923	$58,610,798
Net realized gain (loss) on investments, swaps and foreign currency transactions	(5,947,595)	9,146,862
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	(33,353,328)	(28,627,041)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,257,000)	39,130,619

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(27,649,596)	(64,066,702)
Distributions from net realized capital gains	(11,072,647)	(8,967,165)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(38,722,243)	(73,033,867)

SERIES SHARE TRANSACTIONS:
Series shares sold [1,628,152 and 13,510,338 shares, respectively]	17,621,573	149,284,047
Series shares issued in reinvestment of dividends and distributions [3,628,108 and 6,639,907 shares, respectively]	38,722,243	73,033,867
Series shares repurchased [8,875,333 and 21,634,412 shares, respectively]	(95,639,807)	(241,438,250)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(39,295,991)	(19,120,336)

TOTAL DECREASE IN NET ASSETS	(87,275,234)	(53,023,584)
NET ASSETS:
Beginning of period	1,230,645,983	1,283,669,567

End of period (a)	$1,143,370,749	$1,230,645,983

(a) Includes undistributed net investment income of:	$821,516	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A2

EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments, at value including securities on loan of $276,715,290:
Unaffiliated investments (cost $3,492,507,374)	$3,995,013,856
Affiliated investments (cost $367,504,511)	367,504,511
Cash	16,668,433
Receivable for investments sold	21,099,622
Dividends and interest receivable	4,590,703
Receivable for Series shares sold	120,561
Tax reclaim receivable	17,041
Prepaid expenses	75,579

Total Assets	4,405,090,306

LIABILITIES
Collateral for securities on loan	286,877,190
Payable for investments purchased	3,254,803
Management fee payable	1,508,122
Payable for Series shares repurchased	1,325,232
Accrued expenses and other liabilities	698,529
Deferred trustees’ fees	2,073
Transfer agent fee payable	900
Administration fee payable	658
Distribution fee payable	366

Total Liabilities	293,667,873

NET ASSETS	$4,111,422,433

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$1,659,374
Paid-in capital in excess of par	3,747,687,420

3,749,346,794
Undistributed net investment income	25,215,076
Accumulated net realized loss on investments	(165,645,580)
Net unrealized appreciation on investments and foreign currencies	502,506,143

Net assets, June 30, 2006	$4,111,422,433

Class I:
Net asset value and redemption price per share, $4,109,684,679 / 165,867,273 shares of beneficial interest (authorized 525,000,000 shares)	$24.78

Class II:
Net asset value and redemption price per share, $1,737,754 / 70,095 shares of beneficial interest (authorized 50,000,000 shares)	$24.79

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $937,662)	$33,310,107
Affiliated dividend income	1,764,481
Affiliated income from securities lending, net	226,170
Interest	608

35,301,366

EXPENSES
Management fee	9,614,253
Distribution fee — Class II	2,659
Administration fee — Class II	1,595
Custodian’s fees and expenses	242,000
Shareholders’ reports	99,000
Insurance expenses	50,000
Trustees’ fees	36,000
Legal fees and expenses	12,000
Commitment fee on syndicated credit agreement	9,000
Audit fee	7,000
Transfer agent’s fees and expenses (including affiliated expense of $2,700) (Note 4)	4,000
Miscellaneous	6,666

Total expenses	10,084,173

NET INVESTMENT INCOME	25,217,193

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investments	204,627,757
Foreign currency transactions	407

204,628,164

Net change in unrealized appreciation (depreciation) on:
Investments and foreign currencies	(199,940,173)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	4,687,991

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,905,184

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$25,217,193	$41,399,720
Net realized gain on investments and foreign currency transactions	204,628,164	423,884,584
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(199,940,173)	(16,875,093)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	29,905,184	448,409,211

DIVIDENDS:
Dividends from net investment income
Class I	(2,152,237)	(39,989,141)
Class II	—	(9,415)

TOTAL DIVIDENDS	(2,152,237)	(39,998,556)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold [1,400,255 and 3,037,919 shares, respectively]	35,294,587	69,318,202
Series shares issued in reinvestment of dividends [84,072 and 1,608,907 shares, respectively]	2,152,237	39,998,556
Net asset value of shares issued in merger [0 and 1,320,590 shares, respectively]	—	28,041,417
Series shares repurchased [9,505,358 and 17,423,309 shares, respectively]	(239,718,032)	(396,681,659)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(202,271,208)	(259,323,484)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(174,518,261)	149,087,171
NET ASSETS:
Beginning of period	4,285,940,694	4,136,853,523

End of period (a)	$4,111,422,433	$4,285,940,694

(a) Includes undistributed net investment income of	$25,215,076	$2,150,120

SEE NOTES TO FINANCIAL STATEMENTS.

A3

FLEXIBLE MANAGED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments, at value including securities on loan of $252,833,903:
Unaffiliated Investments (cost $2,982,917,136)	$3,161,826,468
Affiliated Investments (cost $632,350,866)	632,438,535
Cash	61,082
Receivable for investments sold	62,420,275
Dividends and interest receivable	10,661,335
Due from broker — variation margin	164,678
Tax reclaim receivable	71,842
Receivable for Series shares sold	52,492
Prepaid expenses	13,009

Total Assets	3,867,709,716

LIABILITIES
Collateral for securities on loan	260,889,198
Payable for investments purchased	113,394,493
Management fee payable	1,704,846
Accrued expenses and other liabilities	806,433
Payable for Series shares repurchased	620,956
Foreign currency, at value (cost $63,758)	64,762
Transfer agent fee payable	482
Outstanding options written (premiums received $25,846)	306

Total Liabilities	377,481,476

NET ASSETS	$3,490,228,240

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$2,092,859
Paid-in capital in excess of par	3,217,322,615

3,219,415,474
Undistributed net investment income	42,835,179
Accumulated net realized gain on investments	49,711,883
Net unrealized appreciation on investments	178,265,704

Net assets June 30, 2006	$3,490,228,240

Net asset value and redemption price per share $3,490,228,240 ÷ 209,285,892 outstanding shares of beneficial interest (authorized 600,000,000 shares)	$16.68

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $217,237)	$23,412,512
Interest	22,486,086
Affiliated dividend income	7,842,078
Affiliated income from securities loaned, net	206,131

53,946,807

EXPENSES
Management fee	10,596,924
Custodian’s fees and expenses	247,000
Insurance expenses	102,000
Shareholders’ reports	86,000
Trustees’ fees	30,000
Commitment fee on syndicated credit agreement	15,000
Audit fee	10,000
Legal fees and expenses	9,000
Loan interest expense (Note 8)	4,000
Transfer agent’s fee and expenses (including affiliated expense of $900) (Note 4)	1,000
Miscellaneous	10,704

Total expenses	11,111,628

NET INVESTMENT INCOME	42,835,179

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	74,358,957
Swaps	(320,264)
Futures transactions	(1,103,508)
Foreign currency transactions	(48,894)
Short sales	51,719

72,938,010

Net change in unrealized appreciation (depreciation) on:
Investments	(43,827,091)
Options written	5,513
Futures	(1,479,952)
Foreign currencies	(510)

(45,302,040)

NET GAIN ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	27,635,970

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$70,471,149

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$42,835,179	$69,761,928
Net realized gain on investments, swaps and foreign currency transactions	72,938,010	187,998,027
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(45,302,040)	(116,399,356)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	70,471,149	141,360,599

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(70,753,332)	(68,680,004)
Distributions from net realized capital gains	(51,561,230)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(122,314,562)	(68,680,004)

SERIES SHARE TRANSACTIONS:
Series shares sold (726,524 and 2,131,903 shares, respectively)	12,306,424	35,053,816
Series shares issued in reinvestment of dividends and distributions (7,199,209 and 4,311,362 shares, respectively)	122,314,562	68,680,004
Series shares repurchased (8,030,792 and 31,247,534 shares, respectively)	(136,478,377)	(515,965,873)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(1,857,391)	(412,232,053)

TOTAL DECREASE IN NET ASSETS	(53,700,804)	(339,551,458)
NET ASSETS:
Beginning of period	3,543,929,044	3,883,480,502

End of period (a)	$3,490,228,240	$3,543,929,044

(a) Includes undistributed net investment income of:	$42,835,179	$70,753,332

SEE NOTES TO FINANCIAL STATEMENTS.

A4

GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments, at value including securities on loan of $55,947,331:
Unaffiliated investments (cost $747,177,175)	$804,113,967
Affiliated investments (cost $77,723,318)	77,723,318
Receivable for investments sold	12,308,764
Foreign currency, at value (cost $11,379,513)	11,501,999
Dividends and interest receivable	728,532
Foreign tax reclaim receivable	404,655
Prepaid expenses	6,622

Total Assets	906,787,857

LIABILITIES
Collateral for securities on loan	57,878,843
Payable for investments purchased	4,340,264
Management fee payable	510,014
Accrued expenses and other liabilities	266,227
Payable to custodian	164,448
Transfer agent fee payable	826

Total Liabilities	63,160,622

NET ASSETS	$843,627,235

Net assets were comprised of:
Shares of beneficial interest, at $.01 par value	$423,080
Paid-in capital in excess of par	809,486,251

809,909,331
Undistributed net investment income	5,782,971
Accumulated net realized loss on investments	(29,132,183)
Net unrealized appreciation on investments and foreign currencies	57,067,116

Net assets, June 30, 2006	$843,627,235

Net asset value and redemption price per share, $843,627,235 / 42,308,046 outstanding shares of beneficial interest (authorized 125,000,000 shares)	$19.94

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $804,904)	$9,575,920
Affiliated dividend income	618,558
Unaffiliated income from securities loaned, net	111,453
Interest	5,394

10,311,325

EXPENSES
Management fee	3,187,156
Interest Expense	204,077
Custodian’s fees and expenses	149,000
Shareholders’ reports	79,000
Insurance expenses	20,000
Trustees’ fees	10,000
Audit fee	7,000
Legal fees and expenses	4,000
Commitment fee on syndicated credit agreement	3,000
Transfer agent’s fees and expenses (including affiliated expense of $2,500) (Note 4)	2,500
Miscellaneous	23,881

Total expenses	3,689,614

NET INVESTMENT INCOME	6,621,711

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	21,778,551
Futures transactions	(172,946)
Foreign currency transactions	108,643

21,714,248

Net change in unrealized appreciation (depreciation) on:
Investments	19,068,395
Futures	159,503
Foreign currencies	57,868

19,285,766

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	41,000,014

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,621,725

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$6,621,711	$5,696,521
Net realized gain on investments and foreign currency transactions	21,714,248	172,527,940
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currencies	19,285,766	(64,514,700)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	47,621,725	113,709,761

DIVIDENDS:
Dividends from net investment income	(5,516,655)	(4,467,100)

SERIES SHARE TRANSACTIONS
Series shares sold (1,484,514 and 5,440,330 shares, respectively)	29,712,457	90,659,307
Series shares issued in reinvestment of dividends (272,832 and 279,893 shares, respectively)	5,516,655	4,467,100
Series shares repurchased ( 2,392,992 and 4,829,904 shares, respectively)	(47,846,792)	(81,315,937)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(12,617,680)	13,810,470

TOTAL INCREASE IN NET ASSETS	29,487,390	123,053,131
NET ASSETS:
Beginning of period	814,139,845	691,086,714

End of period (a)	$843,627,235	$814,139,845

(a) Includes undistributed net investment income of:	$5,782,971	$4,677,915

SEE NOTES TO FINANCIAL STATEMENTS.

A5

GOVERNMENT INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments, at value including securities on loan of $28,375,690:
Unaffiliated investments (cost $365,934,995)	$356,297,050
Affiliated investments (cost $60,299,378)	60,314,184
Cash	241
Receivable for investments sold	52,640,611
Dividends and interest receivable	2,684,945
Unrealized appreciation on forward currency contracts	14,399
Receivable for Series shares sold	13,562
Prepaid expenses	3,097

Total Assets	471,968,089

LIABILITIES
Payable for investments purchased	73,983,543
Collateral for securities on loan	29,006,243
Securities sold short, at value (proceeds $14,448,125)	14,404,680
Payable for Series shares repurchased	233,980
Management fee payable	116,734
Accrued expenses and other liabilities	99,137
Unrealized depreciation on forward currency contracts	68,372
Due to broker — variation margin	30,064
Deferred trustees’ fees	3,346
Foreign currency (cost $2,134)	2,171
Transfer agent fee payable	2,134
Outstanding option written (premium received $22,688)	269

Total Liabilities	117,950,673

NET ASSETS	$354,017,416

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$320,512
Paid-in capital in excess of par	369,563,243

369,883,755
Undistributed net investment income	811,957
Accumulated net realized loss on investments	(7,004,211)
Net unrealized depreciation on investments	(9,674,085)

Net assets, June 30, 2006	$354,017,416

Net asset value and redemption price per share, ($354,017,416 / 32,051,244 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$11.05

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Unaffiliated interest income	$8,295,283
Affiliated dividend income	1,247,179
Affiliated income from securities loaned, net	23,050

9,565,512

EXPENSES
Management fee	723,789
Custodian’s fees and expenses	80,000
Shareholders’ reports	40,000
Insurance expenses	11,000
Audit fee	10,000
Trustees’ fees	8,000
Legal fees and expenses	6,000
Commitment fee on syndicated credit agreement	2,000
Transfer agent’s fee and expenses (including affiliated expense of $600) (Note 4)	1,000
Miscellaneous	6,245

Total expenses	888,034

NET INVESTMENT INCOME	8,677,478

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	(3,347,486)
Foreign currency transactions	(250,916)
Futures transactions	373,668
Swaps	(38,628)
Short sales	135,185

(3,128,177)

Net change in unrealized appreciation (depreciation) on:
Investments	(7,729,587)
Foreign currencies	(52,866)
Futures	(296,855)
Short sales	43,445
Swaps	(132,959)
Options written	4,837

(8,163,985)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(11,292,162)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,614,684)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$8,677,478	$16,624,367
Net realized gain (loss) on investments, swaps and foreign currency transactions	(3,128,177)	225,247
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(8,163,985)	(6,657,947)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,614,684)	10,191,667

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(8,959,201)	(18,278,784)
Distributions from net realized capital gains	—	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(8,959,201)	(18,278,784)

SERIES SHARE TRANSACTIONS:
Series shares sold [656,224 and 1,193,333 shares, respectively]	7,403,923	13,825,736
Series shares issued in reinvestment of dividends and distributions [803,131 and 1,593,500 shares, respectively]	8,959,201	18,278,784
Series shares repurchased [2,565,725 and 5,694,737 shares, respectively]	(28,934,172)	(66,011,678)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(12,571,048)	(33,907,158)

TOTAL DECREASE IN NET ASSETS	(24,144,933)	(41,994,275)
NET ASSETS:
Beginning of period	378,162,349	420,156,624

End of period (a)	$354,017,416	$378,162,349

(a) Includes undistributed net investment income of:	$811,957	$1,093,680

SEE NOTES TO FINANCIAL STATEMENTS.

A6

STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments, at value including securities on loan of $272,089,680:
Unaffiliated investments (cost $1,993,555,243)	$3,023,539,479
Affiliated investments (cost $337,129,846)	337,129,846
Cash	56,850
Dividends receivable	3,535,867
Receivable for investments sold	2,805,750
Receivable for Series shares sold	164,088
Prepaid expenses	12,092

Total Assets	3,367,243,972

LIABILITIES
Collateral for securities on loan	282,292,568
Payable for investments purchased	2,917,525
Payable for Series shares repurchased	1,510,463
Management fee payable	879,674
Accrued expenses	669,780
Due to broker-variation margin	149,600
Transfer agent fee payable	1,427

Total Liabilities	288,421,037

NET ASSETS	$3,078,822,935

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$958,226
Paid-in capital in excess of par	2,089,563,529

2,090,521,755
Undistributed net investment income	24,971,280
Accumulated net realized loss on investments	(68,472,623)
Net unrealized appreciation on investments	1,031,802,523

Net assets, June 30, 2006	$3,078,822,935

Net asset value and redemption price per share, $3,078,822,935 / 95,822,632 outstanding shares of beneficial interest (authorized 275,000,000 shares)	$32.13

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Unaffiliated dividend income	$29,608,341
Affiliated dividend income	1,120,670
Affiliated income from securities loaned, net	172,148
Affiliated interest	115,368

31,016,527

EXPENSES
Management fee	5,567,291
Custodian’s fees and expenses	151,000
Shareholders’ reports	174,000
Insurance expenses	88,000
Trustees’ fees	27,000
Commitment fee on syndicated credit agreement	12,000
Legal fees and expenses	7,000
Audit fee	7,000
Transfer agent’s fee and expenses (including affiliated expense of $2,700) (Note 4)	5,000
Miscellaneous	6,957

Total expenses	6,045,248

NET INVESTMENT INCOME	24,971,279

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(45,230,550)
Futures transactions	(2,374,733)

(47,605,283)

Net change in unrealized appreciation (depreciation) on:
Investments	105,385,487
Futures	2,772,700

108,158,187

NET GAIN ON INVESTMENTS	60,552,904

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$85,524,183

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$24,971,279	$48,182,909
Net realized gain (loss) on investments	(47,605,283)	(10,086,564)
Net change in unrealized appreciation (depreciation) on investments	108,158,187	103,847,958

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	85,524,183	141,944,303

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(1,844,407)	(47,928,302)
Distributions from net realized capital gains	(8,975,304)	(80,427,226)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(10,819,711)	(128,355,528)

SERIES SHARE TRANSACTIONS:
Series shares sold [1,308,659 and 10,979,065 shares, respectively]	42,230,841	339,642,147
Series shares issued in reinvestment of dividends and distributions [328,767 and 4,228,580 shares, respectively]	10,819,711	128,355,528
Series shares repurchased [8,108,688 and 11,826,004 shares, respectively]	(261,676,161)	(363,515,389)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(208,625,609)	104,482,286

TOTAL INCREASE IN NET ASSETS	(133,921,137)	118,071,061
NET ASSETS:
Beginning of period	3,212,744,072	3,094,673,011

End of period (a)	$3,078,822,935	$3,212,744,072

(a) Includes undistributed net investment income of:	$24,971,280	$1,844,408

SEE NOTES TO FINANCIAL STATEMENTS.

A7

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 90.4%
COMMON STOCKS — 54.0%	Shares	Value (Note 2)
Aerospace & Defense — 1.3%
Boeing Co.	93,600	$7,666,775
European Aeronautic Defense and Space Co. (Netherlands)	11,445	328,786
General Dynamics Corp.	46,600	3,050,436
Goodrich Corp.	16,500	664,785
Honeywell International, Inc.	97,012	3,909,584
L-3 Communications Holdings, Inc.	15,500	1,169,010
Lockheed Martin Corp.	42,000	3,013,080
Northrop Grumman Corp.	41,062	2,630,432
Raytheon Co.	52,200	2,326,554
Rockwell Collins, Inc.	19,700	1,100,639
United Technologies Corp.	118,900	7,540,638

		33,400,719

Air Freight & Couriers — 0.6%
FedEx Corp.	36,300	4,242,018
Nippon Express Co. Ltd. (Japan)	17,000	91,804
Ryder System, Inc.	6,900	403,167
United Parcel Service, Inc.(b)	127,900	10,530,007

		15,266,996

Airlines — 0.1%
Air France KLM (France)	16,031	376,872
British Airways PLC (United Kingdom)(a)	19,992	126,713
Deutsche Lufthansa AG (Germany)	6,131	113,158
Singapore Airlines Ltd. (Singapore)	20,000	160,470
Southwest Airlines Co.	80,700	1,321,059

		2,098,272

Apparel — 0.2%
Coach, Inc.(a)	45,800	1,369,420
Jones Apparel Group, Inc.	12,600	400,554
Liz Claiborne, Inc.	13,400	496,604
NIKE, Inc. “Class B”	20,700	1,676,700
Onward Kashiyama Co. Ltd. (Japan)	2,000	30,776
Swatch Group AG (Switzerland)	920	32,133

		4,006,187

Autos – Cars & Trucks — 0.4%
Autobacs Seven Co. Ltd. (Japan)	1,600	69,626
Continental AG (Germany)	3,907	399,880
Cooper Tire & Rubber Co.(b)	1,000	11,140
DaimlerChrysler AG (Germany)	1,857	91,588
Ford Motor Co.(b)	225,495	1,562,681
General Motors Corp.(b)	68,291	2,034,390
Genuine Parts Co.	20,900	870,694
Goodyear Tire & Rubber Co. (The)(a)(b)	24,500	271,950
Hino Motors Ltd. (Japan)	8,000	46,557
Honda Motor Co. Ltd. (Japan)	23,800	754,928
Johnson Controls, Inc.	22,500	1,849,951
Michelin (CDGE) “Class B” (France)	731	43,944
NGK Spark Plug Co. Ltd. (Japan)	4,000	80,391
Nissan Motor Co. Ltd. (Japan)	28,300	309,114
NOK Corp. (Japan)	1,300	37,714
Porsche AG – Pfd (Germany)	395	382,799
Renault SA (France)	1,903	204,459
Scania AB-B (Sweden)	5,500	249,904

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Autos – Cars & Trucks (cont’d.)
Toyota Motor Corp. (Japan)	19,300	$1,010,197
Volkswagen AG (Germany)	2,865	200,813
Volvo AB-A Shares (Sweden)	1,000	48,216
Volvo AB-B Shares (Sweden)	500	24,594

		10,555,530

Banks & Savings & Loans — 4.1%
ABN Amro Holding NV (Netherlands)	4,566	124,921
Allied Irish Banks PLC (Ireland)	1,050	25,195
Alpha Credit Bank (Greece)	4,298	107,089
AmSouth Bancorp.	43,600	1,153,220
Australia And New Zealand Banking Group Ltd. (Australia)	16,859	333,118
Banca Intesa Spa (Italy)	75,083	439,840
Bancassurance Holding Formerly Kredietbank NV (Belgium)	231	24,789
Banche Popolari Unite Scpa (Italy)	2,737	70,820
Banco Bilbao Vizcaya Argentaria SA (Spain)	26,929	553,852
Banco Comercial Portugues SA (Portugal)	127,436	361,854
Banco Espirito Santo SA (Portugal)	2,929	39,486
Banco Popolare di Verona (Italy)	3,882	104,022
Banco Santander Central Hispano SA (Spain)	69,504	1,015,228
Bank of America Corp.	544,638	26,197,088
Bank of New York Co., Inc. (The)	90,200	2,904,440
Barclay’s PLC (United Kingdom)	56,065	637,091
BB&T Corp.(b)	62,700	2,607,693
BNP Paribas (France)	9,011	862,685
Capitalia Spa (Italy)	4,899	40,197
Chiba Bank Ltd. (Japan)	3,000	28,050
Comerica, Inc.	18,700	972,213
Comerzbank AG (Germany)	3,271	118,777
Commerce Bancorp, Inc.	16,700	595,689
Commonwealth Bank of Australia (Australia)	4,594	151,607
Compass Bancshares, Inc.	11,800	656,080
Credit Agricole SA (France)	12,806	487,291
Credit Suisse Group (Switzerland)	12,085	676,139
Danske Bank A/S (Denmark)	13,000	494,869
Den Norske BK (Norway)	29,500	366,090
Dexia (Belgium)	11,357	273,092
Fifth Third Bancorp	68,221	2,520,766
First Horizon National Corp.	15,800	635,160
Golden West Financial Corp.	29,800	2,211,160
HSBC Holdings PLC (United Kingdom)	104,148	1,832,513
Huntington Bancshares, Inc.	30,736	724,755
KeyCorp	45,600	1,627,008
Lloyds TSB Group PLC (United Kingdom)	33,095	325,277
M&T Bank Corp.	8,300	978,736
Marshall & Ilsley Corp.	23,700	1,084,038
Mellon Financial Corp.	47,500	1,635,425
MGIC Investment Corp.(b)	10,900	708,500
Mitsubishi Tokyo Financial Group, Inc. (Japan)	23	321,566

SEE NOTES TO FINANCIAL STATEMENTS.

B1

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Banks & Savings & Loans (cont’d.)
Mitsui Trust Holdings, Inc. (Japan)	17,000	$204,256
Mizuho Financial Group, Inc. (Japan)	117	990,676
National City Corp.(b)	65,200	2,359,588
North Fork Bancorporation, Inc.	57,700	1,740,809
Northern Trust Corp.	19,700	1,089,410
Oko Bank (Finland)	1,800	26,476
PNC Financial Services Group, Inc.	33,900	2,378,763
Regions Financial Corp.(b)	53,835	1,783,015
Royal Bank of Scotland Group PLC (United Kingdom)	34,725	1,141,725
San Paolo – IMI SpA (Italy)	12,995	229,872
Skandinaviska Enskilda Banken “A Shares” (Sweden)	7,600	181,110
Societe Generale (France)	5,155	758,253
Sovereign Bancorp, Inc.	38,955	791,176
Sumitomo Mitsui Financial Group, Inc. (Japan)	36	380,636
SunTrust Banks, Inc.	44,900	3,424,074
Svenska Handelbanken-A (Sweden)	7,400	190,739
Synovus Financial Corp.	35,050	938,639
U.S. Bancorp	218,685	6,752,993
UBS AG Reg. (Switzerland)	10,997	1,205,348
UniCredito Italiano SpA (Italy)	22,408	175,405
United Overseas Bank Ltd. (Singapore)	23,000	226,680
Wachovia Corp.(b)(e)	189,680	10,257,894
Wells Fargo & Co.	196,200	13,161,096
Zions Bancorp.	10,250	798,885

		108,214,947

Chemicals — 0.9%
Air Products and Chemicals, Inc.	25,900	1,655,528
Ashland, Inc.	8,100	540,270
BASF AG (Germany)	8,861	711,074
Ciba Special Chemicals-REG (Switzerland)	1,209	67,395
Clariant AG-REG (Switzerland)	1,309	18,577
Dow Chemical Co. (The)	113,431	4,427,212
Du Pont E. I. de Nemours & Co.	107,820	4,485,311
Eastman Chemical Co.	10,500	567,000
Ecolab, Inc.	21,200	860,296
Hercules, Inc.(a)	17,500	267,050
International Flavors & Fragrances, Inc.	9,100	320,684
Koninklijke (Royal) DSM NV (Netherlands)	30,010	337,398
Koninklijke DSM NV (Netherlands)	1,565	65,176
Linde AG (Germany)	188	14,495
Mitsubishi Chemical Holdings (Japan)	72,500	452,967
Mitsubishi Gas Chemical Co., Inc. (Japan)	6,000	68,787
Mitsubishi Rayon Co. Ltd. (Japan)	6,000	48,864
Monsanto Co.	30,597	2,575,961
Nitto Denko Corp. (Japan)	600	42,730
PPG Industries, Inc.	19,000	1,254,000
Praxair, Inc.	38,500	2,079,000
Rohm & Haas Co.	16,711	837,555
Sigma-Aldrich Corp.	8,200	595,648

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Chemicals (cont’d.)
Sumitomo Bakelite Co. Ltd. (Japan)	8,000	$75,079
Sumitomo Chemical Co. Ltd. (Japan)	4,000	33,345
Teijin Ltd. (Japan)	52,000	329,885
Toray Industries, Inc. (Japan)	15,000	130,156
Yara International ASA (Norway)	4,800	64,001

		22,925,444

Commercial Services & Supplies — 0.4%
Allied Waste Industries, Inc.(a)	30,400	345,344
Avery Dennison Corp.	13,800	801,228
Cendant Corp.	120,700	1,966,203
Cintas Corp.	16,100	640,136
Equifax, Inc.	14,600	501,364
Monster Worldwide, Inc.(a)	15,400	656,964
Pitney Bowes, Inc.	28,200	1,164,660
Randstad Holding NV (Netherlands)	3,008	176,364
Robert Half International, Inc.	19,900	835,800
RR Donnelley & Sons Co.(b)	25,900	827,505
Tokyo Tatemono Co. Ltd. (Japan)	7,000	74,991
Waste Management, Inc.	64,042	2,297,827

		10,288,386

Communications Equipment — 1.4%
ADC Telecommunications, Inc.(a)	14,771	249,039
Andrew Corp.(a)	18,800	166,568
Avaya, Inc.(a)	49,570	566,089
Ciena Corp.(a)	64,000	307,840
Cisco Systems, Inc.(a)	720,200	14,065,505
Comverse Technology, Inc.(a)(b)	10,800	213,516
Corning, Inc.(a)	181,000	4,378,390
Foxconn International Holdings Ltd. (China)(a)	11,000	23,512
JDS Uniphase Corp.(a)	133,000	336,490
Juniper Networks, Inc.(a)	48,500	775,515
KDDI Corp. (Japan)	10	61,430
Lucent Technologies, Inc.(a)	524,855	1,270,149
Motorola, Inc.	294,325	5,930,649
Nokia Corp. (Finland)	26,350	537,900
QUALCOMM, Inc.	197,500	7,913,825
Telent PLC (United Kingdom)(a)	4,333	41,706
Tellabs, Inc.(a)	41,900	557,689
Uniden Corp. (Japan)	6,000	66,271
YIT Oyj (Finland)	16,750	410,700

		37,872,783

Computer Services — 2.3%
Adobe Systems, Inc.(a)	64,900	1,970,364
Affiliated Computer Services, Inc.(a)	13,700	707,057
Autodesk, Inc.(a)	23,300	802,918
Automatic Data Processing, Inc.	66,200	3,002,170
BMC Software, Inc.(a)	28,000	669,200
CA, Inc.	56,164	1,154,170
Citrix Systems, Inc.(a)	18,400	738,576
Computer Sciences Corp.(a)	22,300	1,080,212
Compuware Corp.(a)	45,900	307,530
Convergys Corp.(a)	14,800	288,600
Electronic Arts, Inc.(a)	31,200	1,342,848
Electronic Data Systems Corp.	54,100	1,301,646
EMC Corp.(a)	281,250	3,085,313

SEE NOTES TO FINANCIAL STATEMENTS.

B2

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Computer Services (cont’d.)
First Data Corp.	88,310	$3,977,482
Fiserv, Inc.(a)	23,300	1,056,888
Intuit, Inc.(a)	20,600	1,244,034
Microsoft Corp.	1,050,600	24,478,980
Novell, Inc.(a)	41,200	273,156
Oracle Corp.(a)	448,700	6,501,663
Parametric Technology Corp.(a)	16,480	209,461
Paychex, Inc.	39,300	1,531,914
Sabre Holdings Corp.	14,526	319,572
SAP AG (Germany)	1,425	300,554
Sun Microsystems, Inc.(a)	399,400	1,657,510
Symantec Corp.(a)(b)	122,578	1,904,862
Unisys Corp.(a)	49,200	308,976

		60,215,656

Computers & Peripherals — 1.6%
Apple Computer, Inc.(a)	96,200	5,494,944
Dell, Inc.(a)(b)	277,600	6,776,216
Hewlett-Packard Co.	348,648	11,045,169
International Business Machines Corp.	191,600	14,718,712
Lexmark International, Inc.(a)	14,233	794,628
NCR Corp.(a)	20,900	765,776
Network Appliance, Inc.(a)	44,600	1,574,380
QLogic Corp.(a)	20,600	355,144
SanDisk Corp.(a)	19,000	968,620
Wincor Nixdorf AG (Germany)	486	61,696

		42,555,285

Construction — 0.4%
ACS Actividades de Constuccion y Servicios SA (Spain)	1,038	43,295
American Standard Cos., Inc.	21,400	925,978
Bouygues SA (France)	2,186	112,399
Bovis Homes Group PLC (United Kingdom)	7,889	117,145
Centex Corp.	12,300	618,690
Cie de Saint-Gobain (France)	4,328	309,447
CRH PLC (Ireland)	851	27,669
D.R. Horton, Inc.	25,700	612,174
Fletcher Building Ltd. (New Zealand)	7,371	41,094
Fluor Corp.	9,700	901,421
Geberit AG (Switzerland)	44	50,890
Hitachi Construction Machine (Japan)	2,300	55,370
Holcim Ltd. “B-Shares” (Switzerland)	3,487	267,254
Italcementi Spa (Italy)	951	24,060
JS Group Corp. (Japan)	7,800	163,920
Kajima Corp. (Japan)	23,000	105,514
KB Home	9,200	421,820
Lafarge SA (France)	2,544	319,371
Lennar Corp.(b)	16,400	727,668
Macquarie Airports (Australia)	171,364	390,937
Masco Corp.	48,600	1,440,505
Nippon Sheet Glass Co. Ltd. (Japan)	25,000	138,937
Obayashi Corp. (Japan)	56,000	385,110
Pulte Homes, Inc.	25,400	731,266

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Construction (cont’d.)
Rinker Group Ltd. (Australia)	19,428	$236,622
Sanwa Shutter Corp. (Japan)	3,000	17,669
Shimizu Corp. (Japan)	26,000	145,631
Sumitomo Osaka Cement Co. Ltd. (Japan)	24,000	73,820
Taiheiyo Cement Corp. (Japan)	6,000	22,125
Taylor Woodrow PLC (United Kingdom)	60,330	372,621
Vulcan Materials Co.(b)	11,900	928,201
Wienerberger AG (Austria)	953	45,283
Worley Parsons Ltd. (Australia)	8,981	134,143

		10,908,049

Containers — 0.1%
Ball Corp.	12,000	444,480
Bemis Co.	11,300	346,006
Pactiv Corp.(a)	15,600	386,100
Sealed Air Corp.(a)	10,100	526,008
Temple-Inland, Inc.	15,100	647,337

		2,349,931

Distribution/Wholesaler — 0.1%
Itochu Corp. (Japan)	52,000	456,658
Marubeni Corp. (Japan)	58,000	309,158
Mitsubishi Corp. (Japan)	19,000	379,369
Mitsui & Co. Ltd. (Japan)	4,000	56,484
Sumitomo Corp. (Japan)	19,000	250,533

		1,452,202

Diversified Consumer Services — 0.1%
Apollo Group, Inc.(a)	16,700	862,889
H&R Block, Inc.	39,900	952,014

		1,814,903

Drugs & Medical Supplies — 5.5%
Abbott Laboratories	181,800	7,928,298
Allergan, Inc.(b)	16,700	1,791,242
Altana AG (Germany)	2,862	159,824
AmerisourceBergen Corp.(b)	24,000	1,006,080
Amgen, Inc.(a)	139,860	9,123,068
Applera Corp. – Applied Biosystems Group	20,300	656,705
AstraZeneca PLC (United Kingdom)	19,124	1,154,294
Bard (C.R.), Inc.	12,200	893,772
Barr Pharmaceuticals, Inc.(a)	7,900	376,751
Bausch & Lomb, Inc.	6,700	328,568
Baxter International, Inc.	77,600	2,852,576
Becton, Dickinson & Co.	34,000	2,078,420
Biogen Idec, Inc.(a)(b)	42,190	1,954,663
Biomet, Inc.(b)	26,300	822,927
Boston Scientific Corp.(a)	135,967	2,289,684
Bristol-Myers Squibb Co.	225,200	5,823,672
Cardinal Health, Inc.	49,050	3,155,387
Caremark Rx, Inc.	49,300	2,458,591
Cochlear Ltd. (Australia)	2,907	118,012
CSL Ltd. (Australia)	1,550	61,910
Eisai Co. Ltd. (Japan)	1,100	49,502
Eli Lilly & Co.	136,100	7,522,247
Express Scripts, Inc.(a)	16,600	1,190,884

SEE NOTES TO FINANCIAL STATEMENTS.

B3

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Drugs & Medical Supplies (cont’d.)
Fisher Scientific International, Inc.(a)	14,800	$1,081,140
Forest Laboratories, Inc.(a)	39,000	1,508,910
Genzyme Corp.(a)	30,000	1,831,500
Gilead Sciences, Inc.(a)	51,600	3,052,656
GlaxoSmithKline PLC (United Kingdom)	56,618	1,582,000
Hospira, Inc.(a)	18,760	805,554
Johnson & Johnson	348,448	20,879,003
King Pharmaceuticals, Inc.(a)	28,366	482,222
Laboratory Corp. of America Holdings(a)(b)	14,500	902,335
Maune Pharma Ltd. (Australia)(a)	24,590	47,509
Medco Health Solutions, Inc.(a)	35,449	2,030,519
MedImmune, Inc.(a)	23,000	623,300
Medtronic, Inc.	141,400	6,634,488
Merck & Co., Inc.	256,100	9,329,723
Millipore Corp.(a)	4,700	296,053
Mylan Laboratories, Inc.	20,900	418,000
Novartis AG (Switzerland)	6,170	334,100
Patterson Cos., Inc.(a)(b)	10,000	349,300
PerkinElmer, Inc.	12,800	267,520
Pfizer, Inc.	865,545	20,314,341
Phonak Holding AG (Switzerland)	1,827	114,248
Quest Diagnostics, Inc.	19,800	1,186,416
Rieter Holding AG (Switzerland)	168	64,586
Roche Holding AG (Switzerland)	4,109	679,260
Sanofi-Aventis (France)	4,470	436,234
Santen Pharmaceutical Co. Ltd. (Japan)	8,900	211,534
Schering-Plough Corp.	172,100	3,275,063
St. Jude Medical, Inc.(a)	41,600	1,348,672
Stryker Corp.	32,600	1,372,786
Suzuken Co. Ltd. (Japan)	3,800	150,751
Takeda Chemical Industries Ltd. (Japan)	7,400	460,398
Thermo Electron Corp.(a)	17,900	648,696
Waters Corp.(a)	12,500	555,000
Watson Pharmaceuticals, Inc.(a)	12,200	284,016
William Demant Holding (Denmark)(a)	450	33,643
Wyeth	158,800	7,052,308
Zimmer Holdings, Inc.(a)(b)	26,900	1,525,768

		145,966,629

Electronics — 1.7%
Advanced Micro Devices, Inc.(a)	51,300	1,252,746
Agilent Technologies, Inc.(a)	52,214	1,647,874
Alps Electric Co. Ltd. (Japan)	6,200	77,473
Altera Corp.(a)(b)	42,200	740,610
American Power Conversion Corp.	12,100	235,829
Analog Devices, Inc.	42,900	1,378,806
Applied Materials, Inc.	205,800	3,350,424
Broadcom Corp. “Class A”(a)	53,150	1,597,158
Canon, Inc. (Japan)	13,950	683,847
Cooper Industries Ltd.	10,300	957,076
Emerson Electric Co.	52,200	4,374,882
Fanuc Ltd. (Japan)	1,500	134,743
Freescale Semiconductor, Inc. “Class B”(a)	50,130	1,473,822

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Electronics (cont’d.)
Fujikura Ltd. (Japan)	9,000	$99,327
Hitachi Ltd. (Japan)	49,000	323,698
Hoya Corp. (Japan)	6,700	238,282
Ibiden Co. Ltd. (Japan)	1,100	52,866
Intel Corp.	688,800	13,052,761
Jabil Circuit, Inc.	19,600	501,760
KLA-Tencor Corp.	19,000	789,830
Kyocera Corp. (Japan)	2,000	154,841
Linear Technology Corp.	31,000	1,038,190
LSI Logic Corp.(a)	47,100	421,545
Matsushita Electric Works (Japan)	3,000	33,319
Maxim Integrated Products, Inc.	44,500	1,428,895
Micron Technology, Inc.(a)(b)	67,400	1,015,044
Mitsubishi Electronics CP (Japan)	5,000	40,065
Molex, Inc.	17,700	594,189
National Semiconductor Corp.	40,500	965,925
Nikon Corp. (Japan)	8,000	139,671
Novellus Systems, Inc.(a)	16,000	395,200
NVIDIA Corp.(a)	40,600	864,374
Oce NV (Netherlands)	11,000	161,518
PMC – Sierra, Inc.(a)	19,000	178,600
Ricoh Co. Ltd. (Japan)	7,000	137,321
Rockwell Automation, Inc.	20,800	1,497,808
Sanmina-SCI Corp.(a)	54,200	249,320
Schneider Electric SA (France)	2,217	231,106
Sharp Corp. (Japan)	5,000	78,993
Solectron Corp.(a)(b)	109,300	373,806
Sony Corp. (Japan)	1,400	61,779
Sumitomo Electric Industries Ltd. (Japan)	11,100	162,562
Symbol Technologies, Inc.	31,900	344,201
TDK Corp. (Japan)	4,600	349,703
Tektronix, Inc.	10,600	311,852
Xerox Corp.(a)	113,800	1,582,958

		45,776,599

Financial Services — 4.8%
Allianz AG (Germany)	3,014	475,907
American Express Co.	145,200	7,727,544
Ameriprise Financial, Inc.	31,020	1,385,663
Babcock & Brown Ltd. (Australia)	7,267	117,129
Bear Stearns Cos., Inc. (The)(b)	15,616	2,187,489
Capital One Financial Corp.(b)	37,000	3,161,650
Charles Schwab Corp. (The)	121,950	1,948,761
CIT Group, Inc.	27,100	1,417,059
Citigroup, Inc.	586,358	28,285,910
Countrywide Financial Corp.	70,800	2,696,064
D Carnegie AB (Sweden)	4,200	77,035
Daiwa Securities Group, Inc. (Japan)	17,000	202,621
Deutsche Bank AG (Germany)	6,986	785,962
E*TRADE Financial Corp.(a)	48,200	1,099,924
Fannie Mae(b)	113,800	5,473,780
Federated Investors, Inc. “Class B”	6,700	211,050
Franklin Resources, Inc.	17,900	1,553,899
Freddie Mac	80,900	4,612,109
Goldman Sachs Group, Inc.	55,800	8,393,994
ING Groep NV (Netherlands)	18,062	709,931
Janus Capital Group, Inc.(b)	18,700	334,730

SEE NOTES TO FINANCIAL STATEMENTS.

B4

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Financial Services (cont’d)
JPMorgan Chase & Co.	425,101	$17,854,242
Legg Mason, Inc.(b)	13,500	1,343,520
Lehman Brothers Holdings, Inc.	73,000	4,755,950
Matsui Securities Co. Ltd. (Japan)	14,100	133,435
Merrill Lynch & Co., Inc.	119,000	8,277,640
Moody’s Corp.	29,000	1,579,340
Morgan Stanley	137,880	8,715,395
Nomura Holdings, Inc. (Japan)	12,600	236,167
Orix Corp. (Japan)	770	188,059
SLM Corp.	46,400	2,455,488
State Street Corp.	38,300	2,224,847
T. Rowe Price Group, Inc.	27,600	1,043,556
Takefuji Corp. (Japan)	990	58,999
Washington Mutual, Inc.	116,778	5,322,741
Zurich Financial Services AG (Switzerland)	1,501	329,040

		127,376,630

Food & Beverage — 1.8%
A/S Det Ostasiatiske Kompagni (The East Asiatic Company Ltd.) (Denmark)	1,150	43,432
Anheuser-Busch Cos., Inc.	90,300	4,116,777
Archer-Daniels-Midland Co.	75,926	3,134,225
Brown-Forman Corp. “Class B”	7,700	550,165
Cadbury Schweppes PLC (United Kingdom)	13,571	130,874
Campbell Soup Co.	22,900	849,819
Carlsberg A/S (Denmark)	600	43,880
Coca-Cola Co. (The)	241,200	10,376,424
Coca-Cola Enterprises, Inc.	37,600	765,912
Coca-Cola Hellenic Bottling Company SA (Greece)	4,040	120,400
ConAgra Foods, Inc.	57,300	1,266,903
Constellation Brands, Inc.(a)	17,700	442,500
Dean Foods Co.(a)	15,600	580,164
Foster’s Brewing Group Ltd. (Australia)	22,455	91,274
General Mills, Inc.	42,700	2,205,882
H.J. Heinz Co.	38,700	1,595,214
Heineken NV (Netherlands)	4,423	187,538
Hershey Co. (The)(b)	18,300	1,007,781
Kellogg Co.	29,200	1,414,156
McCormick & Co., Inc.	15,000	503,250
Molson Coors Brewing Co.	6,400	434,432
Nestle SA “B Shares” (Switzerland)	3,022	949,203
Nisshin Flour Milling (Japan)	7,500	83,559
Nissin Food Products (Japan)	3,000	105,907
Pepsi Bottling Group, Inc.	16,600	533,690
PepsiCo, Inc.	194,030	11,649,560
Pernod-Ricard (France)	354	70,182
SABMmiller PLC (United Kingdom)	26,325	474,392
Sara Lee Corp.	91,500	1,465,830
Tyson Foods, Inc. “Class A”	33,000	490,380
Unilever NV – Cva (Netherlands)	9,729	220,630
Wrigley (William) Jr. Co.	18,075	819,882
Wrigley (William) Jr. Co. “Class B”	5,025	227,633

		46,951,850

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Food & Staples Retailing — 1.4%
Aeon Co. Ltd. (Japan)	2,100	$46,059
Coles Myer Ltd. (Australia)	12,341	104,178
Costco Wholesale Corp.	55,800	3,187,854
Delhaize-Le Lion S.A. (Belgium)	5,943	411,996
Kroger Co. (The)	87,446	1,911,570
Safeway, Inc.	54,400	1,414,400
Sainsbury (United Kingdom)	74,197	458,955
SUPERVALU, Inc.	22,810	700,267
Sysco Corp.	68,300	2,087,248
Target Corp.	103,200	5,043,384
Walgreen Co.	118,000	5,291,120
Wal-Mart Stores, Inc.	292,500	14,089,724
Whole Foods Market, Inc.	15,600	1,008,384

		35,755,139

Hospital/Hospital Management — 0.7%
HCA, Inc.	48,800	2,105,720
Health Management Associates, Inc. “Class A”(b)	28,600	563,706
Humana, Inc.(a)	19,000	1,020,300
IMS Health, Inc.	25,800	692,730
Manor Care, Inc.(b)	7,500	351,900
McKesson Corp.	36,930	1,746,050
Tenet Healthcare Corp.(a)	44,600	311,308
UnitedHealth Group, Inc.	158,100	7,079,718
WellPoint, Inc.(a)	77,600	5,646,952

		19,518,384

Household Durables — 0.4%
Barratt Developments PLC (United Kingdom)	11,124	195,010
Black & Decker Corp.	8,700	734,802
Daito Trust Construct Co. Ltd. (Japan)	900	49,860
Fisher & Paykel Appliances Holdings Ltd. (New Zealand)	29,455	82,735
Fortune Brands, Inc.	14,200	1,008,342
Harman International Industries, Inc.	8,000	682,960
Leggett & Platt, Inc.	22,500	562,050
Lowe’s Cos., Inc.(b)	97,600	5,921,391
Makita Corp. (Japan)	5,200	164,488
Matsushita Electric Industrial Co. Ltd. (Japan)	14,000	295,439
Newell Rubbermaid, Inc.	32,314	834,671
Stanley Works (The)	4,700	221,934
The Berkeley Group Holdings (United Kingdom)	6,860	153,877
Whirlpool Corp.(b)	7,526	622,024
Wimpey(George) PLC (United Kingdom)	11,935	100,365

		11,629,948

Household Products & Personal Care — 1.2%
Alberto-Culver Co.	9,050	440,916
Avon Products, Inc.	48,800	1,512,800
Clorox Co.(b)	16,500	1,006,005
Colgate-Palmolive Co.(b)	58,600	3,510,140
Estee Lauder Cos., Inc. (The) “Class A”	13,500	522,045

SEE NOTES TO FINANCIAL STATEMENTS.

B5

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Household Products & Personal Care (cont’d.)
Kimberly-Clark Corp.	54,400	$3,356,480
Procter & Gamble Co.	385,125	21,412,950
Reckitt Benckiser PLC. (United Kingdom)	5,772	215,608
Unilever PLC (United Kingdom)	7,065	158,867

		32,135,811

Industrial Conglomerates — 2.1%
3M Co.	88,200	7,123,914
Cookson Group PLC (United Kingdom)	16,043	155,826
General Electric Co.	1,222,500	40,293,599
Orkla Asa (Norway)	1,300	60,250
Siemens AG (Germany)	1,368	119,070
Textron, Inc.	14,800	1,364,264
Tomkins PLC (United Kingdom)	28,628	152,333
Tyco International Ltd. (Bermuda)	235,561	6,477,928

		55,747,184

Insurance — 2.6%
ACE Ltd. (Bermuda)	37,700	1,907,243
Aegon NV (Netherlands)	24,582	420,374
Aetna, Inc.	65,400	2,611,422
AFLAC, Inc.	58,100	2,692,935
Allstate Corp. (The)	84,500	4,624,685
AMBAC Financial Group, Inc.	12,400	1,005,640
American International Group, Inc.	305,888	18,062,687
Aon Corp.	36,800	1,281,376
Assicurazioni Generali SpA (Italy)	633	23,059
Aviva PLC (United Kingdom)	45,158	639,245
AXA SA (France)	24,363	799,604
Chubb Corp.	46,100	2,300,390
CIGNA Corp.	17,000	1,674,670
Cincinnati Financial Corp.	19,737	927,836
Coventry Health Care, Inc.(a)	22,050	1,211,427
Fortis (Belgium)	12,089	411,610
Genworth Financial, Inc.	45,200	1,574,768
Hartford Financial Services Group, Inc.	35,300	2,986,380
Lincoln National Corp.	33,917	1,914,275
Loews Corp.	46,200	1,637,790
Louisiana-Pacific Corp.	14,500	317,550
Marsh & McLennan Cos., Inc.	64,700	1,739,783
MBIA, Inc.(b)	15,850	928,018
MetLife, Inc.(b)	90,400	4,629,384
Muenchener Rueckversicherungs – Gesellschaft AG (Germany)	2,370	323,991
Principal Financial Group	31,300	1,741,845
Progressive Corp. (The)	93,200	2,396,172
Royal & Sun Alliance (United Kingdom)	184,801	459,636
SAFECO Corp.	14,000	788,900
Sampo Insurance Co. “Class A” (Finland)	17,900	341,593
Scor (France)	79,916	174,790
St. Paul Travelers Cos., Inc. (The)	85,535	3,813,150
Swiss RE-Reg (Switzerland)	2,400	167,748
Topdanmark A/S (Denmark)(a)	850	118,496
Torchmark Corp.	12,900	783,288

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Insurance (cont’d.)
TrygVesta AS (Denmark)	550	$34,329
UnumProvident Corp.(b)	37,410	678,243
XL Capital Ltd. “Class A” (Bermuda)(b)	20,300	1,244,390

		69,388,722

Internet Services — 0.8%
Amazon.com, Inc.(a)(b)	28,300	1,094,644
eBay, Inc.(a)	131,100	3,839,919
Google, Inc. “Class A”(a)	23,600	9,896,187
NTT Data Corp. (Japan)	24	103,810
Verisign, Inc.(a)(b)	26,500	614,005
Yahoo Japan Corp. (Japan)	302	159,920
Yahoo!, Inc.(a)(b)	146,600	4,837,800

		20,546,285

Leisure — 0.7%
Brunswick Corp.(b)	12,500	415,625
Carnival Corp.	47,800	1,995,172
Eastman Kodak Co.(b)	27,400	651,572
Enterprise Inns PLC (United Kingdom)	20,592	360,989
First Choice Holidays PLC (United Kingdom)	59,612	252,163
Greek Organization of Football Prognostics SA Greece)	1,940	70,222
Harrah’s Entertainment, Inc.	22,800	1,622,904
Hilton Hotels Corp.	37,500	1,060,500
International Game Technology	35,900	1,362,046
Marriott International, Inc. “Class A”	35,000	1,334,200
Sankyo Co. Ltd. (Japan)	2,300	146,111
Sega Sammy Holdings Inc. (Japan)	8,300	307,515
Sky City Ltd. (New Zealand)	22,932	75,451
Starwood Hotels & Resorts Worldwide, Inc.	25,600	1,544,704
Walt Disney Co. (The)	254,900	7,647,001

		18,846,175

Machinery — 0.8%
Amada Co. Ltd. (Japan)	14,000	146,802
Caterpillar, Inc.(b)	78,900	5,876,471
Cummins, Inc.	6,200	757,950
Deere & Co.	28,000	2,337,720
Dover Corp.	24,400	1,206,092
Eaton Corp.	17,700	1,334,580
Illinois Tool Works, Inc.	48,800	2,318,000
Ingersoll-Rand Co. Ltd. “Class A” (Bermuda)(b)	39,200	1,676,976
Komatsu Ltd. (Japan)	24,000	477,106
Komori Corp. (Japan)	5,000	106,388
Kubota Corp. (Japan)	15,000	142,214
Navistar International Corp.(a)	4,200	103,362
Norsk Hydro Asa (Norway)	10,200	270,366
Nsk Ltd. (Japan)	6,000	49,755
Paccar, Inc.	20,475	1,686,731
Parker Hannifin Corp.	14,310	1,110,456
Sgs Societe Generale Surveilla (Switzerland)	131	124,298
Snap-on, Inc.	4,900	198,058
Vallourec (France)	409	491,744

		20,415,069

SEE NOTES TO FINANCIAL STATEMENTS.

B6

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Marine
Compagnie Maritime Belge SA (Belgium)	784	$22,773
Nippon Yusen KK (Japan)	63,000	409,577

		432,350

Media — 1.5%
CBS Corp. “Class B”	92,434	2,500,340
Clear Channel Communications, Inc.	62,400	1,931,280
Comcast Corp. “Class A”(a)(b)	255,760	8,373,582
Dow Jones & Co., Inc.(b)	6,800	238,068
E.W. Scripps Co.	8,600	371,004
Fuji Television Network, Inc. (Japan)	12	26,634
Gannett Co., Inc.(b)	27,900	1,560,447
Interpublic Group of Cos., Inc.(a)(b)	37,200	310,620
Itv PLC (United Kingdom)	212,500	424,395
McGraw-Hill Cos., Inc. (The)	42,600	2,139,798
Meredith Corp.	2,700	133,758
New York Times Co. (The) “Class A”	17,800	436,812
News Corp. “Class A”	278,100	5,333,958
Omnicom Group, Inc.(b)	21,700	1,933,253
Pagesjaunes Groupe SA (France)	619	19,437
Prosieben SAT.1 Media AG (Germany)	1,799	44,916
The McClatchy Co.	3,992	160,159
Time Warner, Inc.	518,500	8,970,049
Tribune Co.(b)	30,850	1,000,466
Univision Communications, Inc.(a)	25,900	867,650
Viacom, Inc. “Class B”(a)	83,434	2,990,275
Vivendi Universal SA (France)	19,700	690,406
Wolters Kluwer NV (Netherlands)	3,918	92,559

		40,549,866

Metals & Mining — 0.6%
Alcoa, Inc.	106,940	3,460,579
Allegheny Technologies, Inc.	8,200	567,768
Alumina Ltd. (Australia)	40,928	205,292
Anglo American PLC (United Kingdom)	12,039	493,787
Arcelor (Luxembourg)	11,471	553,721
BHP Billiton Ltd. (Australia)	39,725	856,072
Billiton PLC (United Kingdom)	20,005	388,062
BlueScope Steel Ltd. (Australia)	5,515	32,581
Boehler-Uddeholm (Austria)	1,268	69,333
Daido Steel Co Ltd. (Japan)	7,000	54,928
Freeport-McMoRan Copper & Gold, Inc.(b)	20,500	1,135,905
Mitsui Mining & Smelting Co. Ltd. (Japan)	5,000	29,491
Newmont Mining Corp.	52,400	2,773,533
NTN Corp. (Japan)	21,000	166,070
Nucor Corp.	37,000	2,007,250
Outokumpu Oyj “Class A” (Finland)	8,600	201,297
Phelps Dodge Corp.	26,086	2,143,226
Rio Tinto Ltd. (Australia)	5,753	332,600
Rio Tinto PLC (United Kingdom)	1,060	56,041
Sumitomo Metal Industries Ltd. (Japan)	83,000	342,328
Thyssenkrupp AG (Germany)	8,168	278,942

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Metals & Mining (cont’d.)
United States Steel Corp.	13,300	$932,596
Zinifex Ltd. (Australia)	6,150	45,792

		17,127,194

Miscellaneous Basic Industry — 0.1%
Danaher Corp.	28,500	1,833,120
ITT Industries, Inc.	21,000	1,039,500
Pall Corp.	10,000	280,000
W.W. Grainger, Inc.	9,600	722,208

		3,874,828

Motorcycles — 0.1%
Harley-Davidson, Inc.	31,400	1,723,546

Oil & Gas — 4.0%
Anadarko Petroleum Corp.	53,654	2,558,759
B.J. Services Co.	38,800	1,445,688
BP PLC (United Kingdom)	107,931	1,258,400
Chesapeake Energy Corp.	52,400	1,585,100
Chevron Corp.	260,622	16,174,201
ConocoPhillips	193,177	12,658,889
CONSOL Energy, Inc.	14,200	663,424
Devon Energy Corp.	51,800	3,129,238
Dynegy, Inc. “Class A”(a)	37,500	205,125
Eni SpA (Italy)	24,136	710,963
EOG Resources, Inc.(b)	28,600	1,983,124
Exxon Mobil Corp.	720,040	44,174,453
Hess Corp.	29,700	1,569,645
Kerr-McGee Corp.	26,548	1,841,104
Kinder Morgan, Inc.	11,700	1,168,713
Murphy Oil Corp.(b)	19,700	1,100,442
Nabors Industries Ltd. (Bermuda)(a)(b)	40,300	1,361,737
Neste Oil Oyj (Finland)	8,150	287,084
Nippon Mining Holdings, Inc. (Japan)	47,500	399,707
Nippon Mitsubishi Oil Corp. (Japan)	33,000	241,070
Omv AG (Austria)	1,795	106,874
Repsol YPF SA (Spain)	16,744	479,514
Royal Dutch Shell PLC “B Shares” (Netherlands)	31,778	1,111,234
Santos Ltd. (Australia)	5,339	48,006
Statoil Asa (Norway)	4,750	134,681
Sunoco, Inc.	15,000	1,039,350
Tokyo Gas Co. Ltd. (Japan)	19,000	89,488
Total SA (France)	11,808	777,051
Valero Energy Corp.	72,800	4,842,656
Williams Cos., Inc.	70,100	1,637,536

		104,783,256

Oil & Gas Exploration & Production — 0.5%
National Oilwell Varco, Inc.(a)	20,300	1,285,396
Noble Corp.	14,800	1,101,416
Occidental Petroleum Corp.	50,500	5,178,775
Rowan Cos., Inc.	12,200	434,198
Transocean, Inc.(a)	39,797	3,196,495
Woodside Petroleum Ltd. (Australia)	2,511	82,101
XTO Energy, Inc.	45,233	2,002,465

		13,280,846

SEE NOTES TO FINANCIAL STATEMENTS.

B7

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Oil & Gas Services — 1.0%
Apache Corp.	38,914	$2,655,881
Baker Hughes, Inc.	40,050	3,278,093
D/S Torm A/S (Denmark)	400	19,068
El Paso Corp.	76,136	1,142,040
Euronav NV (Belgium)	622	19,141
Halliburton Co.	60,400	4,482,284
Marathon Oil Corp.	43,191	3,597,810
Royal Dutch Shell (Netherlands)	27,286	918,330
Schlumberger Ltd.	140,900	9,173,999
TGS Nopec Geophysical Co. Asa(a) (Norway)	2,552	45,096
Weatherford International Ltd.(a)(b)	41,600	2,064,192

		27,395,934

Paper & Forest Products — 0.2%
International Paper Co.(b)	58,473	1,888,678
MeadWestvaco Corp.	20,714	578,542
Svenska Cellulosa AB (SCA) “B Shares” (Sweden)	7,900	326,571
Weyerhaeuser Co.	29,200	1,817,700

		4,611,491

Railroads — 0.4%
Burlington Northern Santa Fe Corp.	45,500	3,605,875
Central Japan Railway Co. (Japan)	26	259,000
CSX Corp.	26,000	1,831,440
East Japan Railway Co. (Japan)	13	96,557
Norfolk Southern Corp.	49,100	2,613,102
Stagecoach Group PLC (United Kingdom)	14,479	30,858
Union Pacific Corp.	30,800	2,863,168

		11,300,000

Real Estate
British Land Co. PLC (United Kingdom)	5,825	136,046
Hammerson PLC (United Kingdom)	3,571	78,186
Leopalace21 Corp. (Japan)	2,100	72,483
PSP Swiss Property AG (Switzerland)	1,258	65,033
Sumitono Realty & Development (Japan)	7,000	172,492
Swire Pacific Ltd. (Hong Kong)	19,500	201,245
Wharf Holdings (Hong Kong)	17,000	60,415

		785,900

Real Estate Investment Trusts — 0.5%
Apartment Investment & Management Co. “Class A”	8,100	351,945
Archstone-Smith Trust(b)	23,300	1,185,271
Boston Properties, Inc.	7,500	678,000
Equity Office Properties Trust(b)	46,600	1,701,366
Equity Residential(b)	32,300	1,444,779
General Property Trust (Australia)	22,916	73,906
Hopewell Holdings (Hong Kong)	44,000	124,075
Kerry Properties Ltd. (Hong Kong)	12,500	42,572
Kimco Realty Corp.	21,500	784,535
Mirvac Group (Australia)	42,345	136,880
Plum Creek Timber Co., Inc.	21,500	763,250
ProLogis	31,100	1,620,932
Public Storage, Inc.	8,000	607,200
Simon Property Group, Inc.	21,400	1,774,915

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (cont’d.)
Vornado Realty Trust(b)	13,000	$1,268,150
Wereldhave NV (Netherlands)	1,362	132,484

		12,690,260

Restaurants — 0.4%
Darden Restaurants, Inc.	15,150	596,910
Establissements Economiques du Casino Guichard-Perrachon SA (France)	5,740	436,467
Kuoni Reisen Holding AG (Switzerland)	100	56,112
McDonald’s Corp.	147,600	4,959,360
Starbucks Corp.(a)(b)	89,900	3,394,624
Wendy’s International, Inc.	11,900	693,651
Yum! Brands, Inc.	32,500	1,633,775

		11,770,899

Retail — 1.4%
Aoyama Trading Co. Ltd. (Japan)	1,600	50,052
AutoNation, Inc.(a)	18,474	396,083
AutoZone, Inc.(a)	4,800	423,360
Bed Bath & Beyond, Inc.(a)	32,500	1,078,025
Best Buy Co., Inc.	47,525	2,606,271
Big Lots, Inc.(a)	14,100	240,828
Circuit City Stores, Inc.	19,000	517,180
CVS Corp.	98,400	3,020,880
Dillard’s, Inc.	7,800	248,430
Dollar General Corp.	38,356	536,217
Family Dollar Stores, Inc.	18,900	461,727
Fast Retailing Co. Ltd. (Japan)	500	40,851
Federated Department Stores, Inc.	65,674	2,403,668
Gap, Inc. (The)	66,000	1,148,400
Home Depot, Inc.	248,750	8,902,762
J.C. Penney Co., Inc.	27,800	1,876,778
Kohl’s Corp.(a)	40,900	2,418,008
Limited Brands, Inc.	37,506	959,779
Marks & Spencer Group (United Kingdom)	34,058	369,696
Nordstrom, Inc.	26,100	952,650
Office Depot, Inc.(a)	34,600	1,314,800
OfficeMax, Inc.	7,500	305,625
Pinault Printemps Redoute SA (France)	602	76,768
RadioShack Corp.	12,700	177,800
Ryohin Keikaku Co. Ltd. (Japan)	900	73,768
Sears Holding Corp.(a)(b)	11,042	1,709,743
Sherwin-Williams Co. (The)	13,700	650,476
Staples, Inc.	85,549	2,080,552
Tiffany & Co.	15,200	501,904
TJX Cos., Inc. (The)	55,300	1,264,158
USS Co. Ltd. (Japan)	420	27,746

		36,834,985

Semiconductors & Semiconductor Equipment — 0.3%
ASM Pacific Technology Ltd. (Hong Kong)	4,500	21,931
Elpida Memory, Inc. (Japan)(a)	9,800	368,228
Sumco Corp. (Japan)	2,300	131,038
Teradyne, Inc.(a)	22,100	307,853
Texas Instruments, Inc.	199,400	6,039,827
Tokyo Electron Ltd. (Japan)	5,200	363,509
Xilinx, Inc.(b)	49,400	1,118,910

		8,351,296

SEE NOTES TO FINANCIAL STATEMENTS.

B8

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Telecommunications — 1.8%
Alltel Corp.	45,900	$2,929,797
AT&T, Inc.	454,273	12,669,675
BellSouth Corp.	212,100	7,678,020
BT Group (United Kingdom)	126,583	560,034
CenturyTel, Inc.(b)	14,000	520,100
Citizens Communications Co.(b)	36,000	469,800
Deutsche Telekom AG (Germany)	24,185	388,838
Embarq Corp.(a)	17,743	727,286
France Telecom SA (France)	1,419	30,510
Mobistar SA (Belgium)	765	60,714
Nippon Telegraph & Telephone Corp. (Japan)	128	627,473
NTT DoCoMo, Inc. (Japan)	85	124,782
Portugal Telecom, SGPS, SA (Portugal)	22,897	276,464
Qwest Communications International, Inc.(a)(b)	171,257	1,385,469
Singapore Telecommunications (Singapore)	114,000	182,936
Sprint Nextel Corp.	350,777	7,012,032
Telecom Italia Spa (Italy)	96,858	250,250
Telefonica SA (Spain)	24,673	410,885
Telekom Austria (Austria)	2,204	49,079
Telenor Asa (Norway)	2,200	26,595
Telia AB (Sweden)	14,500	82,405
Verizon Communications, Inc.	342,676	11,476,219
Vodafone Group PLC (United Kingdom)	238,149	507,548

		48,446,911

Textiles
Gunze Ltd. (Japan)	14,000	83,432
VF Corp.(b)	10,100	685,992
Yue Yuen Industrial Holdings (Hong Kong)	10,000	27,491

		796,915

Tobacco — 0.8%
Altria Group, Inc.	244,400	17,946,292
British American Tobacco (United Kingdom)	21,111	531,708
Imperial Tobacco Group (United Kingdom)	2,881	88,917
Reynolds American, Inc.(b)	9,900	1,141,470
Swedish Match AB (Sweden)	27,400	441,644
UST, Inc.	15,500	700,445

		20,850,476

Toys
Hasbro, Inc.	21,500	389,365
Mattel, Inc.	47,651	786,718

		1,176,083

Utilities – Electric & Gas — 1.9%
AES Corp. (The)(a)(b)	76,100	1,404,045
Allegheny Energy, Inc.(a)	19,200	711,744
Ameren Corp.	25,200	1,272,600
American Electric Power Co., Inc.	47,060	1,611,805
CenterPoint Energy, Inc.	36,700	458,750

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Utilities – Electric & Gas (cont’d.)
Chubu Electric Power Co., Inc. (Japan)	3,800	$102,604
CLP Holdings Ltd. (Hong Kong)	35,500	207,753
CMS Energy Corp.(a)(b)	25,000	323,500
Consolidated Edison, Inc.	28,900	1,284,316
Constellation Energy Group, Inc.	22,000	1,199,440
Dominion Resources, Inc.	41,316	3,090,024
DTE Energy Co.	22,100	900,354
Duke Energy Corp.	146,924	4,315,159
E.On AG (Germany)	5,466	629,216
Edison International	38,700	1,509,300
Endesa SA (Spain)	19,112	664,665
Enel Spa (Italy)	43,105	371,600
Energias de Portugal SA (Portugal)	41,491	162,922
Entergy Corp.	24,800	1,754,600
Exelon Corp.	74,774	4,249,406
FirstEnergy Corp.	37,601	2,038,350
FPL Group, Inc.(b)	48,400	2,002,792
Gas Natural SDG-E (Spain)	2,261	69,030
Hokkaido Electric Power Co., Inc. (Japan)	2,800	66,428
Hong Kong Electric Holdings Ltd. (Hong Kong)	7,000	31,682
Iberdrola SA (Spain)	5,399	185,968
Kansai Electric Power (Japan)	7,900	176,721
KeySpan Corp.	18,200	735,280
National Grid PLC (United Kingdom)	58,991	638,159
Nicor, Inc.	4,600	190,900
NiSource, Inc.	33,300	727,272
Osaka Gas Co. Ltd. (Japan)	30,000	96,470
Peoples Energy Corp.(b)	1,600	57,456
PG&E Corp.	41,100	1,614,408
Pinnacle West Capital Corp.	11,500	458,965
PPL Corp.(b)	44,100	1,424,430
Progress Energy, Inc.	29,683	1,272,510
Public Service Enterprise Group, Inc.	28,400	1,877,808
Sempra Energy	29,719	1,351,620
Southern Co. (The)	88,800	2,846,040
TECO Energy, Inc.	25,300	377,982
The Tokyo Electric Power Co., Inc. (Japan)	7,600	209,857
TXU Corp.	53,600	3,204,744
Union Fenosa SA (Spain)	5,956	230,521
Xcel Energy, Inc.	50,210	963,028

		49,072,224

TOTAL COMMON STOCKS (cost $1,169,437,584)		1,429,834,975

RIGHTS
AXA SA, expiring 07/01/06 (France)	3	3
Holcim Ltd., expiring 08/24/06 (Switzerland)	3,487	1,854
Linde AG, expiring 07/10/06 (Germany)	188	726

TOTAL RIGHTS (cost $0)		2,583

SEE NOTES TO FINANCIAL STATEMENTS.

B9

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS — 36.4%
Aerospace & Defense — 0.4%
BAE Systems Holdings, Inc.(k)
4.75%	08/15/10	Baa2	$2,000	$1,916,343
5.20%	08/15/15	Baa2	1,170	1,089,421
Boeing Capital Corp.(b)
6.10%	03/01/11	A2	975	990,386
Goodrich Corp.(k)
6.80%	07/01/36	Baa3	1,301	1,297,684
Lockheed Martin Corp.
8.50%	12/01/29	Baa1	670	843,289
Northrop Grumman Corp.
7.125%	02/15/11	Baa2	1,025	1,078,586
Raytheon Co.
4.50%	11/15/07	Baa2	194	190,461
5.50%	11/15/12	Baa2	625	612,278
6.55%	03/15/10	Baa2	1,150	1,176,899
8.30%	03/01/10	Baa2	700	755,756

				9,951,103

Airlines — 0.1%
Continental Airlines, Inc.
6.648%	09/15/17	Baa3	369	366,713
6.703%	06/15/21	Baa3	197	195,969
Southwest Airlines Co.(b)
6.50%	03/01/12	Baa1	1,290	1,316,880

				1,879,562

Asset Backed Securities — 1.7%
American Express Credit Account Master Trust I Series 2004-4, Class C(h)(k)
5.669%	03/15/12	Baa2	1,510	1,519,438
Series 2004-C, Class C(h)(k)
5.699%	02/15/12	Baa2	1,041	1,043,594
Amortizing Residential Collateral Trust, Series 2002-BC9, Class M1(h)
6.423%	12/25/32	Aa2	2,664	2,669,047
Bank One Issuance Trust, Series 2003-C1, Class C1
4.54%	09/15/10	Baa2	2,445	2,399,778
CDC Mortgage Capital Trust Series 2002-HE3, Class M1(h)
6.423%	03/25/33	Aa2	1,051	1,052,244
Series 2003-HE1, Class M2(h)
7.272%	08/25/33	A2	453	454,671
Centex Home Equity, Series 2005-A, Class M2(h)
5.823%	01/25/35	Aa2	2,250	2,262,720
Chase Issuance Trust, Series 2005-A4, Class A4
4.23%	01/15/13	Aaa	4,000	3,820,448
Citibank Credit Card Issuance Trust Series 2003-C3, Class C3
4.45%	04/07/10	Baa2	1,700	1,661,561
Series 2006-C1, Class C1(h)
5.667%	02/20/15	Baa2	1,500	1,505,736
Credit-Based Asset Servicing and Securitization, Series 2005-CB6, Class A3
5.12%	07/25/35	Aaa	1,740	1,707,046
Equity One ABS, Inc., Series 2004-3, Class M1
5.70%	07/25/34	Aa2	1,660	1,630,808

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Asset Backed Securities (cont’d.)
First Franklin Mortgage Loan Trust, Series 2005-FFH1, Class M2(h)
5.843%	06/25/36	Aa2	$1,800	$1,815,202
HFC Home Equity Loan Trust, Series 2005-2, Class M2(h)
5.757%	01/20/35	Aa1	1,127	1,131,424
Home Equity Asset Trust, Series 2005-7, Class 2A4(h)
5.702%	01/25/36	Aaa	1,400	1,406,086
Household Mortgage Loan Trust, Series 2004-HC1, Class M(h)
5.767%	02/20/34	Aa2	256	255,738
MBNA Master Credit Card Trust Series 1999-J, Class A
7.00%	02/15/12	Aaa	2,370	2,473,472
Series 2000-E, Class A
7.80%	10/15/12	Aaa	3,810	4,124,305
Morgan Stanley ABS Capital I, Series 2004-NC3, Class M2(h)
6.423%	03/25/34	A2	1,800	1,816,978
Morgan Stanley Dean Witter Capital I Series 2002-HE1, Class M1(h)
5.923%	07/25/32	Aa2	1,900	1,922,370
Series 2002-NC4, Class M1(h)
6.173%	09/25/32	Aaa	1,879	1,923,464
Prestige Auto Receivables Trust, Series 2004-1, Class A2(k)
3.69%	06/15/11	Aaa	912	898,597
Saxon Asset Securities Trust, Series 2005-2, Class M2(h)
5.763%	10/25/35	Aa2	1,480	1,489,812
Securitized Asset Bank Receivables LLC, Series 2004-OP1, Class M1(h)
5.832%	02/25/34	Aa2	1,755	1,761,700
Structured Asset Securities Corp., Series 2005-RMS1, Class A3(h)
5.622%	02/25/35	AAA(d)	1,400	1,407,900
SVO VOI Mortgage Corp., Series 2005-AA, Class A(k)
5.25%	02/20/21	Aaa	1,059	1,038,823
WFS Financial Owner Trust, Series 2004-4, Class D
3.58%	05/17/12	A3	955	934,405

				46,127,367

Automotive — 0.1%
Auburn Hills Trust, Inc.
12.375%	05/01/20	A3	640	903,356
DaimlerChrysler NA Holding Corp.
8.50%	01/18/31	A3	231	261,556
Equus Cayman Finance Ltd. (Cayman Islands)(k)
5.50%	09/12/08	Baa3	410	403,749
Hyundai Motor Manufacturing LLC(k)
5.30%	12/19/08	Baa3	650	636,091
Johnson Controls, Inc.
5.50%	01/15/16	Baa1	350	332,085

				2,536,837

SEE NOTES TO FINANCIAL STATEMENTS.

B10

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Banking — 0.7%
Bank of America Corp.
6.00%	06/15/16	Aa2	$1,960	$1,960,464
Bank One Corp.
7.875%	08/01/10	A1	2,500	2,690,092
Citigroup, Inc.
5.00%	09/15/14	Aa2	513	480,151
5.625%	08/27/12	Aa2	1,900	1,877,242
6.625%	06/15/32	Aa2	735	756,705
Credit Suisse First Boston USA, Inc.
5.125%	08/15/15	Aa3	360	336,469
HSBC Bank USA, Senior Notes
3.875%	09/15/09	Aa2	250	236,665
HSBC Finance Corp.
5.50%	01/19/16	Aa3	270	257,139
5.70%	06/01/11	Aa3	585	581,189
ICICI Bank Ltd. (Singapore)(k)
5.75%	11/16/10	Baa2	1,350	1,307,491
J.P. Morgan Chase & Co.
4.60%	01/17/11	Aa3	975	931,730
5.15%	10/01/15	A1	140	130,676
6.50%	01/15/09	A1	1,100	1,117,846
Mizuho Finance Group Ltd. (Cayman Islands)(b)(k)
5.79%	04/15/14	A2	1,060	1,037,752
MUFG Capital Finance 1 Ltd. (Cayman Islands)
6.346%	07/29/49	Baa2	800	771,672
Santander Central Hispano Issuances Ltd. (Cayman Islands)
7.625%	09/14/10	A1	805	860,411
Wachovia Corp.
7.80%	08/18/10	Aa3	2,230	2,386,668
Washington Mutual, Inc.
5.65%	08/15/14	A3	270	260,295
Wells Fargo Bank
5.75%	05/16/16	Aa1	1,000	983,588
6.45%	02/01/11	Aa1	90	92,672

				19,056,917

Brokerage — 0.4%
Bear Stearns Companies, Inc. (The)
5.30%	10/30/15	A1	550	520,398
Goldman Sachs Group, Inc. (The)
5.35%	01/15/16	Aa3	2,135	2,016,295
6.45%	05/01/36	A1	1,770	1,695,695
Lehman Brothers Holdings, Inc.
5.50%	04/04/16	A1	100	95,555
6.625%	01/18/12	A1	1,800	1,863,468
Merrill Lynch & Co., Inc.
4.25%	02/08/10	Aa3	1,470	1,397,159
4.79%	08/04/10	Aa3	375	362,275
5.00%	01/15/15	Aa3	460	428,188
5.45%	07/15/14	Aa3	200	193,071
Morgan Stanley Group, Inc.
4.75%	04/01/14	A1	1,510	1,384,398
5.30%	03/01/13	Aa3	1,030	996,273
5.375%	10/15/15	Aa3	30	28,400

				10,981,175

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Building Materials & Construction — 0.1%
American Standard, Inc.(b)
7.625%	02/15/10	Baa3	$1,000	$1,044,124
Hanson PLC (United Kingdom)
7.875%	09/27/10	Baa1	1,270	1,357,633
Lennar Corp.(k)
6.50%	04/15/16	Baa2	905	877,013
Ryland Group, Inc.
5.375%	06/01/08	Baa3	575	566,258

				3,845,028

Cable — 0.3%
AT&T Broadband
9.455%	11/15/22	Baa2	115	142,887
Comcast Corp.
5.65%	06/15/35	Baa2	405	343,731
6.45%	03/15/37	Baa2	640	601,142
6.50%	11/15/35	Baa2	215	202,954
Cox Communications, Inc.
6.75%	03/15/11	Baa3	1,195	1,216,889
7.875%	08/15/09	Baa3	1,160	1,218,723
CSC Holdings, Inc.
7.875%	12/15/07	B2	2,135	2,161,687
Tele-Communications, Inc.
9.875%	06/15/22	Baa2	1,440	1,818,415

				7,706,428

Capital Goods — 0.5%
Caterpillar Financial Service Corp.
5.50%	03/15/16	A2	780	756,531
Caterpillar, Inc.
7.25%	09/15/09	A2	1,000	1,048,484
Cooper Cameron Corp.
2.65%	04/15/07	Baa1	425	413,112
Erac USA Finance Co.(k)
7.35%	06/15/08	Baa1	2,450	2,514,636
FedEx Corp.
2.65%	04/01/07	Baa2	2,100	2,050,543
7.25%	02/15/11	Baa2	480	505,971
Honeywell International, Inc.
5.70%	03/15/36	A2	535	500,211
6.125%	11/01/11	A2	1,120	1,140,616
Tyco International Group SA (Luxembourg)
6.00%	11/15/13	Baa3	1,530	1,515,765
United Technologies Corp.(f)
6.35%	03/01/11	A2	810	829,186
8.875%	11/15/19	A2	640	800,083
Waste Management, Inc.
7.75%	05/15/32	Baa3	240	270,738

				12,345,876

Chemicals — 0.4%
Dow Chemical Co.
5.97%	01/15/09	A3	430	432,551
6.125%	02/01/11	A3	690	698,302
Huntsman International LLC
9.875%	03/01/09	B2	2,200	2,288,000
ICI Wilmington, Inc.
5.625%	12/01/13	Baa3	780	747,912

SEE NOTES TO FINANCIAL STATEMENTS.

B11

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Chemicals (cont’d.)
IMC Global, Inc.(b)
11.25%	06/01/11	Ba3	$2,250	$2,373,749
Lubrizol Corp.
4.625%	10/01/09	Baa3	1,090	1,049,492
6.50%	10/01/34	Baa3	395	377,777
Lyondell Chemical Co.
9.50%	12/15/08	B1	1,607	1,651,193
Monsanto Co., Series 1
5.50%	07/30/35	Baa1	635	559,980
Union Carbide Corp.
7.50%	06/01/25	Ba2	500	508,125

				10,687,081

Collateralized Mortgage Obligations — 0.6%
Bank of America Alternative Loan Trust, Series 2005-12, Class 3CB1
6.00%	01/25/36	Aaa	4,740	4,675,495
Bank of America Mortgage Securities, Inc.
Series 2005-A, Class 2A1(h)
4.458%	02/25/35	Aaa	1,537	1,488,205
Series 2005-B, Class 2A1(h)
4.395%	03/25/35	Aaa	1,556	1,503,715
Countrywide Alternative Loan Trust, Pass-Thru Certificates, Series 2004-18CB, Class 3A1
5.25%	09/25/19	Aaa	2,564	2,467,336
Master Alternative Loans Trust, Pass-Thru Certificates, Series 2004-4, Class 4A1
5.00%	04/25/19	Aaa	634	603,121
Structured Adjustable Rate Mortgage Loan, Series 2004-1, Class 4A3(h)
4.17%	02/25/34	Aaa	1,639	1,593,980
Washington Mutual Alternative Loan Trust, Mortgage Pass-Thru Certificates, Series 2005-1, Class 3A
5.00%	03/25/20	AAA(d)	1,406	1,374,762
Washington Mutual, Inc., Series 2002-AR15, Class A-5(h)
4.38%	12/25/32	Aaa	828	807,361

				14,513,975

Commercial Mortgage Backed Securities — 4.1%
Bank of America Commercial Mortgage, Inc. Series 2003-2, Class A3
4.873%	03/11/41	AAA(d)	3,350	3,198,120
Series 2004-2, Class A4
4.153%	11/10/38	Aaa	3,680	3,428,614
Series 2004-3, Class A4
5.176%	06/10/39	Aaa	2,000	1,942,679
Series 2005-1, Class ASB(h)
5.018%	11/10/42	AAA(d)	1,100	1,064,829
Series 2005-3, Class A4
4.668%	07/10/43	Aaa	4,400	4,037,092
Bear Stearns Commercial Mortgage Securities Series 2004-T16, Class A6
4.75%	02/13/46	AAA(d)	3,500	3,244,769
Series 2005-T18, Class AAB(h)
4.823%	02/13/42	Aaa	2,250	2,122,551

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Commercial Mortgage Backed Securities (cont’d.)
Series 2005-T20, Class AAB
5.287%	10/12/42	Aaa	$3,000	$2,902,489
Chase Commercial Mortgage Securities Corp., Series 1997-1, Class A2
7.37%	06/19/29	AAA(d)	1,147	1,149,049
Citigroup Commercial Mortgage Trust 2006-C4 Class A3
5.721%	03/15/49	Aaa	2,190	2,165,451
Commercial Mortgage Pass-Thru Certificate, Series 2004-LB2A, Class X2, I/O(k)
1.002%	03/10/39	AAA(d)	17,349	523,672
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C4, Class A4
4.283%	10/15/39	Aaa	1,500	1,399,439
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4
5.558%	02/15/39	AAA(d)	4,330	4,224,960
DLJ Commercial Mortgage Corp., Series 2000-CF1, Class A1B
7.62%	06/10/33	AAA(d)	3,200	3,396,177
GE Commercial Mortgage Corp., Series 2004-C2, Class X2, I/O(h)(k)
0.609%	03/10/40	Aaa	32,275	692,236
Greenwich Capital Commercial Funding Corp. Series 2003-C1, Class A-4
4.111%	07/05/35	Aaa	5,000	4,531,122
Series 2003-C2, Class A3
4.533%	01/05/36	Aaa	3,570	3,392,333
GS Mortgage Securities Corp. II, Series 2006-GG6 Class A4
5.553%	04/10/38	AAA(d)	3,000	2,927,496
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2000-C10, Class A2
7.371%	08/15/32	Aaa	6,333	6,626,315
Series 2004-C2, Class A3(h)
5.382%	05/15/41	Aaa	6,228	5,988,293
Series 2005-CB13, Class A4
5.472%	01/12/43	Aaa	2,800	2,692,706
Series 2005-LDP5, Class A4(h)
5.345%	12/15/44	Aaa	3,630	3,472,927
Series 2006-LDP6, Class X2(h)
0.256%	04/15/43	Aaa	165,000	1,053,525
Series 2005-LDA4, Class A4(h)
4.918%	10/15/42	Aaa	3,100	2,887,582
Series 2005-LDP2, Class ASB(h)
4.659%	07/15/42	Aaa	6,380	6,005,180
Keycorp., Series 2000-C1, Class A2
7.727%	05/17/32	Aaa	10,981	11,604,206
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A3
4.83%	11/15/27	Aaa	2,720	2,604,596
LB-UBS Commercial Mortgage Trust Series 2004-C6, Class A5(h)
4.826%	08/15/29	AAA(d)	5,000	4,754,506
Series 2005-C3, Class A5
4.739%	07/15/30	Aaa	695	641,057

SEE NOTES TO FINANCIAL STATEMENTS.

B12

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Commercial Mortgage Backed Securities (cont’d.)
Series 2006-C3, Class A4
5.661%	03/15/39	Aaa	$4,950	$4,871,267
Merrill Lynch Mortgage Trust, Series 2004-Key 2, Class A3
4.615%	08/12/39	Aaa	1,900	1,781,612
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4
5.91%	06/12/46	Aaa	2,210	2,210,345
PNC Mortgage Acceptance Corp., Series 1999-CM1, Class A1B
7.33%	12/10/32	AAA(d)	3,796	3,952,526
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2 A4
4.98%	11/15/34	Aaa	1,700	1,626,554

				109,116,275

Consumer — 0.1%
Cendant Corp.
6.25%	01/15/08	Baa1	1,010	1,019,074
6.875%	08/15/06	Baa1	1,715	1,716,914
Whirlpool Corp.(b)
6.125%	06/15/11	Baa2	1,045	1,039,051

				3,775,039

Electric — 0.9%
Appalachian Power Co.
4.40%	06/01/10	Baa2	790	748,130
Boston Edison Co.
4.875%	04/15/14	A1	730	688,635
Carolina Power & Light Co.
5.25%	12/15/15	A3	660	622,007
CenterPoint Energy Houston Electric LLC
5.70%	03/15/13	Baa2	1,070	1,050,742
6.95%	03/15/33	Baa2	300	319,782
Consolidated Edison, Inc.
5.375%	12/15/15	A1	820	785,765
Consumers Energy Co., First Mortgage Bonds, Series D(b)
5.375%	04/15/13	Baa3	435	417,457
Dominion Resources, Inc.
5.125%	12/15/09	Baa2	1,255	1,223,875
Duke Capital LLC
4.331%	11/16/06	Baa2	920	915,974
6.25%	02/15/13	Baa2	205	206,975
8.00%	10/01/19	Baa2	280	316,581
El Paso Electric Co.
6.00%	05/15/35	Baa3	845	769,912
Empresa Nacional de Electricidad S.A. (Chile)
8.50%	04/01/09	Ba1	1,350	1,424,994
8.625%	08/01/15	Ba1	310	341,214
Energy East Corp.
6.75%	09/15/33	Baa2	805	800,033
Exelon Corp.
4.90%	06/15/15	Baa2	195	178,054
FirstEnergy Corp.
7.375%	11/15/31	Baa3	860	922,652
Florida Power & Light Co.
5.95%	10/01/33	Aa3	380	365,177

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Electric (cont’d.)
Indiana Michigan Power Co.
5.05%	11/15/14	Baa2	$575	$532,714
Natural Rural Utilities Cooperative Finance Corp.
7.25%	03/01/12	A2	135	143,845
Nevada Power Co.(k)
6.50%	05/15/18	Ba1	1,180	1,150,527
NiSource Finance Corp.
5.45%	09/15/20	Baa3	1,760	1,588,602
Ohio Edison(b)
6.40%	07/15/16	Baa2	730	735,402
Oncor Electric Delivery Co.
6.375%	01/15/15	Baa2	465	466,078
7.00%	09/01/22	Baa2	545	564,798
7.25%	01/15/33	Baa2	240	256,296
Pacific Gas & Electric Co.
6.05%	03/01/34	Baa1	1,610	1,519,542
Pepco Holdings, Inc.
5.50%	08/15/07	Baa2	735	732,360
PPL Electric Utilities Corp.
6.25%	08/15/09	A3	1,900	1,924,881
Southern California Edison Co.
4.65%	04/01/15	A3	610	556,954
5.625%	02/01/36	A3	340	306,485
Xcel Energy, Inc.
3.40%	07/01/08	Baa1	785	748,956
6.50%	07/01/36	Baa1	445	436,424
7.00%	12/01/10	Baa1	250	260,410

				24,022,233

Energy – Integrated — 0.1%
Conoco, Inc.
6.95%	04/15/29	A1	145	157,781
Marathon Oil Corp.
6.125%	03/15/12	Baa1	390	393,533
Phillips Petroleum Co.
8.75%	05/25/10	A1	1,900	2,099,829

				2,651,143

Energy – Other — 0.3%
Anadarko Finance (Canada)
7.50%	05/01/31	Baa1	5	5,372
Devon Energy Corp.
2.75%	08/01/06	Baa2	2,810	2,803,381
7.875%	09/30/31	Baa2	280	319,750
Halliburton Co.
5.50%	10/15/10	Baa1	200	198,109
Occidental Petroleum Corp.
6.75%	01/15/12	A3	1,555	1,636,143
Talisman Energy, Inc. (Canada)(b)
5.125%	05/15/15	Baa2	750	698,568
Valero Energy Corp.
7.50%	04/15/32	Baa3	185	200,856
Woodside Finance Ltd. (Australia)(k)
5.00%	11/15/13	Baa1	1,660	1,556,167
XTO Energy, Inc.
5.65%	04/01/16	Baa3	355	336,625

				7,754,971

SEE NOTES TO FINANCIAL STATEMENTS.

B13

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Foods — 0.5%
Archer-Daniels-Midland Co.
8.125%	06/01/12	A2	$195	$216,851
Bottling Group LLC
5.50%	04/01/16	A3	415	400,415
Cadbury Schweppes American Finance, Inc.(k)
3.875%	10/01/08	Baa2	1,050	1,006,735
ConAgra Foods, Inc.
7.875%	09/15/10	Baa2	585	625,937
General Mills, Inc.
5.125%	02/15/07	Baa2	500	498,346
HJ Heinz Co.(k)
6.428%	12/01/08	Baa1	1,620	1,645,904
Kellogg Co.
6.60%	04/01/11	Baa1	2,285	2,360,448
Kraft Foods, Inc.
4.625%	11/01/06	A3	1,405	1,400,171
5.25%	06/01/07	A3	400	397,582
5.625%	11/01/11	A3	965	950,501
Kroger Co. (The)
6.75%	04/15/12	Baa2	310	318,252
6.80%	04/01/11	Baa2	575	590,320
7.00%	05/01/18	Baa2	530	539,306
Safeway, Inc.
7.25%	02/01/31	Baa2	175	177,609
Tricon Global Restaurants, Inc.
8.875%	04/15/11	Baa2	235	261,729
Tyson Foods, Inc.
6.60%	04/01/16	Baa3	785	767,308
7.25%	10/01/06	Baa3	525	526,573
8.25%	10/01/11	Baa3	110	116,453
Whitman Corp.
6.375%	05/01/09	Baa1	1,645	1,669,030

				14,469,470

Foreign Government Bonds — 0.2%
Export-Import Bank of Korea (The) (South Korea)(k)
4.125%	02/10/09	A3	1,120	1,072,170
Korea Development Bank (South Korea)
4.75%	07/20/09	A3	1,530	1,484,010
Petrobras International Finance Co. (PIFCO) (Cayman Islands)
8.375%	12/10/18	Baa2	465	498,713
9.75%	07/06/11	A2	280	316,400
Province of Quebec (Canada)(b)
4.60%	05/26/15	Aa3	1,585	1,467,874

				4,839,167

Gaming — 0.2%
Harrah’s Operating Co., Inc.
5.50%	07/01/10	Baa3	970	946,330
5.75%	10/01/17	Baa3	735	669,573
6.50%	06/01/16	Baa3	840	818,483
7.125%	06/01/07	Baa3	365	368,269
Mandalay Resort Group(b)
9.375%	02/15/10	Ba3	12	12,630
Station Casinos
6.625%	03/15/18	B1	1,800	1,629,000

				4,444,285

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Health Care & Pharmaceutical — 0.9%
Abbott Laboratories
5.60%	05/15/11	A1	$840	$835,351
5.875%	05/15/16	A1	2,015	1,997,737
Aetna, Inc.
5.75%	06/15/11	A3	430	426,977
Baxter International, Inc.
5.196%	02/16/08	Baa1	1,085	1,075,512
Boston Scientific
6.40%	06/15/16	Baa3	2,135	2,079,828
Bristol-Myers Squibb Co.
5.75%	10/01/11	A1	460	458,774
Cardinal Health, Inc.
5.85%	12/15/17	Baa2	1,475	1,406,377
Coventry Health Care, Inc.
6.125%	01/15/15	Ba1	1,070	1,017,262
Genentech, Inc.
4.75%	07/15/15	A1	920	842,540
Laboratory Corp. of America Holdings
5.625%	12/15/15	Baa3	925	884,829
Merck & Co., Inc.
5.95%	12/01/28	Aa3	205	191,487
Pharmacia Corp.
6.60%	12/01/28	Aaa	225	240,920
Schering-Plough Corp.
5.55%	12/01/13	Baa1	1,860	1,802,995
Teva Pharmaceutical Finance LLC (Israel)
6.15%	02/01/36	Baa2	1,400	1,257,087
UnitedHealth Group, Inc.
5.25%	03/15/11	A2	1,470	1,431,170
5.375%	03/15/16	A2	695	657,483
5.80%	03/15/36	A2	650	581,810
Ventas Realty LP, Sr. Notes
6.625%	10/15/14	Ba2	840	814,800
Wellpoint, Inc.
3.50%	09/01/07	Baa1	1,970	1,914,318
5.00%	12/15/14	Baa1	1,085	1,009,150
5.25%	01/15/16	Baa1	335	313,960
5.95%	12/15/34	Baa1	210	192,821
Wyeth
5.50%	03/15/13-02/01/14	Baa1	1,540	1,494,679
6.45%	02/01/24	Baa1	615	616,246

				23,544,113

Insurance — 0.3%
Allstate Corp. (The)
5.55%	05/09/35	A1	170	148,526
5.95%	04/01/36	A1	635	583,550
American International Group, Inc.
4.25%	05/15/13	Aa2	1,355	1,231,724
5.05%	10/01/15(k)	Aa2	125	116,613
AXA SA (France)
8.60%	12/15/30	A3	230	273,722
Everest Reinsurance Holdings (Bermuda)
5.40%	10/15/14	A3	780	729,710
Liberty Mutual Group(k)
7.00%	03/15/34	Baa3	910	840,256

SEE NOTES TO FINANCIAL STATEMENTS.

B14

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Insurance (cont’d.)
Marsh & Mclennan Cos., Inc.
5.15%	09/15/10	Baa2	$335	$323,353
MetLife, Inc.
5.70%	06/15/35	A2	1,185	1,057,079
6.125%	12/01/11	A2	435	442,466
6.375%	06/15/34	A2	85	83,433
St. Paul Travelers
6.75%	06/20/36	A3	740	730,623
W.R. Berkley Corp.
5.60%	05/15/15	Baa2	705	665,428
6.15%	08/15/19	Baa2	575	547,164
XL Capital Ltd. (Cayman Islands)
5.25%	09/15/14	A3	110	101,427

				7,875,074

Lodging — 0.2%
Carnival Corp. (Panama)
3.75%	11/15/07	A3	2,845	2,764,205
P&O Princess (United Kingdom)
7.30%	06/01/07	A3	345	348,992
Royal Caribbean Cruises Ltd. (Liberia)
8.00%	05/15/10	Ba1	2,220	2,321,003

				5,434,200

Media & Entertainment — 0.3%
British Sky Broadcasting Group PLC (United Kingdom)
7.30%	10/15/06	Baa2	785	787,983
CBS Corp.
7.875%	07/30/30	Baa3	345	362,064
Chancellor Media Corp.
8.00%	11/01/08	Baa3	745	774,577
Clear Channel Communications, Inc.
4.40%	05/15/11	Baa3	70	63,438
6.25%	03/15/11	Baa3	120	117,842
News America Holdings, Inc.
7.625%	11/30/28	Baa2	1,360	1,439,826
Time Warner, Inc.
6.75%	04/15/11	Baa2	1,970	2,019,657
7.25%	10/15/17	Baa2	745	780,021
9.15%	02/01/23	Baa2	625	741,171
Viacom Inc.(k)
6.25%	04/30/16	Baa3	710	689,232
6.875%	04/30/36	Baa3	740	714,145
Walt Disney Co. (The)
5.375%	06/01/07	A3	300	299,208

				8,789,164

Metals — 0.1%
Alcan, Inc. (Canada)
5.00%	06/01/15	Baa1	755	697,572
5.20%	01/15/14	Baa1	230	217,905
Falconbridge Ltd. (Canada)
6.20%	06/15/35	Baa3	905	800,547
Southern Copper Corp.(k)
7.50%	07/27/35	Baa2	1,090	1,040,655
United States Steel Corp., Sr. Notes
10.75%	08/01/08	Ba1	830	892,250

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Metals (cont’d.)
Vale Overseas Ltd. (Cayman Islands)
8.25%	01/17/34	Baa3	$150	$161,813

				3,810,742

Municipals
Illinois State Taxable Pension, G.O.
5.10%	06/01/33	Aa3	1,060	950,301

Non Captive Finance — 0.4%
Berkshire Hathaway, Inc.(k)
4.75%	05/15/12	Aaa	945	894,783
Capital One Bank(g)
6.50%	06/13/13	Baa1	10	10,226
Capital One Financial Corp.
5.50%	06/01/15	Baa1	275	260,085
CIT Group Funding Co. of Canada (Canada)
5.20%	06/01/15	A2	745	697,768
CIT Group, Inc.
4.25%	02/01/10	A2	480	457,111
5.50%	11/30/07	A2	1,285	1,280,753
General Electric Capital Corp.
5.50%	04/28/11	Aaa	1,105	1,096,700
6.75%	03/15/32	Aaa	1,785	1,905,351
Household Finance Corp.
4.75%	05/15/09	Aa3	370	361,275
6.375%	10/15/11	Aa3	1,080	1,103,696
International Lease Finance Corp.
3.50%	04/01/09	A1	750	707,702
Residential Capital Corp.
6.00%	02/22/11	Baa3	1,540	1,492,222
6.375%	06/30/10	Baa3	610	601,699

				10,869,371

Oil & Gas Exploration Services — 0.1%
Encana Corp. (Canada)
6.50%	08/15/34	Baa2	255	254,031
Kerr-McGee Corp.
5.875%	09/15/06	Ba2	1,305	1,304,546

				1,558,577

Paper — 0.1%
Plum Creek Timberlands
5.875%	11/15/15	Baa3	745	711,659
Stora Enso Oyj (Finland)(k)
7.25%	04/15/36	Baa2	885	863,891
Weyerhaeuser Co.
7.375%	03/15/32	Baa2	820	830,184

				2,405,734

Pipelines & Other — 0.3%
Atmos Energy Corp.
4.00%	10/15/09	Baa3	1,815	1,711,924
Duke Energy Field Services Corp.
7.875%	08/16/10	Baa2	1,830	1,955,945
Enterprise Products Operating LP
4.00%	10/15/07	Baa3	1,000	972,979
6.875%	03/01/33	Baa3	140	136,891

SEE NOTES TO FINANCIAL STATEMENTS.

B15

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Pipelines & Other (cont’d.)
Kinder Morgan Finance (Canada)
5.70%	01/05/16	Baa2	$800	$694,618
Oneok, Inc.
5.51%	02/16/08	Baa2	1,630	1,619,439
Sempra Energy
4.621%	05/17/07	Baa1	790	782,302
6.00%	02/01/13	Baa1	80	79,615

				7,953,713

Railroads — 0.2%
Burlington Northern Santa Fe Corp.
6.70%	08/01/28	Baa2	735	767,953
Norfolk Southern Corp.
5.64%	05/17/29	Baa1	571	530,253
7.80%	05/15/27	Baa1	24	27,932
Union Pacific Corp.
3.625%	06/01/10	Baa2	1,395	1,290,561
6.625%	02/01/08	Baa2	1,755	1,777,994
6.65%	01/15/11	Baa2	760	785,871

				5,180,564

Real Estate Investments Trusts — 0.2%
Brandywine Operating Partnership LP
5.75%	04/01/12	Baa3	1,405	1,375,204
ERP Operating LP
5.125%	03/15/16	Baa1	430	397,323
Mack-Cali Realty Corp.
7.25%	03/15/09	Baa2	1,595	1,638,674
Post Apartment Homes LP
5.45%	06/01/12	Baa3	545	518,797
6.30%	06/01/13	Baa3	650	647,468
Simon Property Group LP
5.75%	05/01/12	Baa1	1,625	1,600,875

				6,178,341

Retailers — 0.3%
Gap, Inc. (The)
6.90%	09/15/07	Baa3	1,550	1,559,498
Home Depot, Inc.
5.40%	03/01/16	Aa3	3,090	2,962,016
J.C. Penney Co., Inc.
7.95%	04/01/17	Baa3	980	1,094,890
May Department Stores Co.
6.65%	07/15/24	Baa1	120	117,534
8.50%	06/01/19	Baa1	285	329,896
Wal-Mart Stores, Inc.
5.25%	09/01/35	Aa2	1,605	1,400,407

				7,464,241

Sovereign — 0.4%
Republic of Italy (Italy)
5.375%	06/15/33	AA-(d)	1,080	1,005,428
Republic of Malaysia (Malaysia)
7.50%	07/15/11	A3	375	399,585
Republic of South Africa (South Africa)
6.50%	06/02/14	Baa1	520	518,700
United Mexican States (Mexico)
5.875%	01/15/14	Baa1	3,130	3,036,100

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Sovereign (cont’d.)
8.125%	12/30/19	Baa1	$1,175	$1,327,750
8.30%	08/15/31	Baa1	1,010	1,166,550
8.375%	01/14/11	Baa1	1,920	2,092,800

				9,546,913

Structured Notes — 0.1%
TRAINS, Series HY-1 2006(b)(k)
Zero	05/01/16	B1	1,500	1,470,000

Technology — 0.5%
Computer Associates International, Inc.(k)
5.25%	12/01/09	Ba1	1,450	1,381,728
Equifax, Inc.
4.95%	11/01/07	Baa1	475	467,894
First Data Corp.
4.85%	10/01/14	A2	580	539,237
Freescale Semiconductor, Inc.
6.875%	07/15/11	Ba1	2,125	2,135,625
International Business Machines Corp.
5.875%	11/29/32	A1	575	550,113
Jabil Circuit, Inc.
5.875%	07/15/10	Baa3	1,330	1,318,966
Motorola, Inc.
4.608%	11/16/07	Baa2	1,220	1,202,442
7.625%	11/15/10	Baa2	155	165,986
Oracle Corp.
5.00%	01/15/11	A3	1,080	1,042,282
Seagate Technology International (Cayman Islands)
8.00%	05/15/09	Ba2	1,545	1,583,625
Xerox Corp.
6.40%	03/15/16	Ba2	1,925	1,816,719

				12,204,617

Telecommunications — 0.9%
ALLTEL Ohio LP(k)
8.00%	08/15/10	A2	860	921,405
America Movil SA de CV (Mexico)
6.375%	03/01/35	A3	630	547,609
AT&T Corp.
8.00%	11/15/31	A2	760	872,558
AT&T Wireless Services, Inc.
8.125%	05/01/12	Baa2	800	880,349
8.75%	03/01/31	Baa2	705	864,347
BellSouth Corp.
4.20%	09/15/09	A2	1,365	1,301,331
British Telecommunications PLC (United Kingdom)
7.00%	05/23/07	Baa1	1,400	1,412,972
8.875%	12/15/30(f)	Baa1	245	301,106
Cingular Wireless LLC
7.125%	12/15/31	Baa2	535	556,602
Deutsche Telekom International Finance BV (Netherlands)
8.25%	06/15/30	A3	345	398,320
Embarq Corp.
7.082%	06/01/16	Baa3	350	348,077
7.995%	06/01/36	Baa3	1,035	1,040,282

SEE NOTES TO FINANCIAL STATEMENTS.

B16

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Telecommunications (cont’d.)
France Telecom SA (France)
8.50%	03/01/31	A3	$385	$463,260
Nextel Communications, Inc.
5.95%	03/15/14	Baa2	1,475	1,416,950
Royal KPN NV (Netherlands)
8.00%	10/01/10	Baa2	645	684,136
SBC Communications, Inc.(b)
4.125%	09/15/09	A2	1,335	1,268,326
5.30%	11/15/10	A2	1,180	1,151,279
Sprint Capital Corp.
6.875%	11/15/28	Baa2	265	266,963
8.75%	03/15/32	Baa2	220	265,298
Telecom Italia Finance (Luxembourg)
5.25%	11/15/13	Baa2	170	157,159
6.375%	11/15/33	Baa2	520	470,161
Telecomunicaciones de Puerto Rico, Inc. (Puerto Rico)
6.80%	05/15/09	Baa1	2,220	2,252,375
Telefonica Emisiones Sau (Spain)
6.421%	06/20/16	Baa1	630	628,693
7.045%	06/20/36	Baa1	1,375	1,374,251
TELUS Corp. (Cananda)
8.00%	06/01/11	Baa2	1,500	1,624,349
US Cellular Corp.
6.70%	12/15/33	Baa3	600	560,962
Verizon Global Funding Corp.
5.85%	09/15/35	A3	700	608,962
7.75%	12/01/30	A3	450	485,347
Vodafone Group PLC (United Kingdom)
7.75%	02/15/10	A3	950	1,004,080

				24,127,509

Tobacco — 0.1%
Altria Group, Inc.
7.65%	07/01/08	Baa2	765	791,176
7.75%	01/15/27	Baa2	370	415,169
Reynolds American, Inc.(k)
7.625%	06/01/16	Ba2	2,000	1,955,000

				3,161,345

Mortgage Backed Securities — 12.3%
Federal Home Loan Mortgage Corp.
4.50%	02/01/19-07/01/20		9,261	8,751,149
5.00%	07/01/18-05/01/34		16,797	16,061,749
5.262%	12/01/35		4,743	4,623,216
5.50%	12/01/33-01/01/34		13,767	13,266,107
6.00%	03/01/32-12/01/33		4,084	4,040,009
6.50%	12/01/14-09/01/16		1,053	1,064,280
7.00%	08/01/31-09/01/33		7,683	7,874,025
5.00%	TBA		4,000	3,735,000
5.50%	TBA		9,000	8,642,808
6.00%	TBA		7,000	6,890,625
Federal National Mortgage Association
4.00%	06/01/19		3,166	2,924,637
4.50%	11/01/18-01/01/35		20,384	19,072,847
4.981%	07/01/33		1,519	1,513,836

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Mortgage Backed Securities (cont’d.)
5.00%	01/01/19-07/01/33		$48,875	$46,035,547
5.50%	03/01/16-10/01/35		66,526	64,210,237
6.00%	04/01/13-02/01/35		32,480	32,102,291
6.50%	07/01/17-09/01/34		7,776	7,838,800
7.00%	08/01/11-06/01/32		2,114	2,165,751
7.50%	05/01/12-05/01/32		1,694	1,749,943
5.00%	TBA		4,000	3,851,248
5.00%	TBA		9,000	8,412,192
5.50%	TBA		4,500	4,415,625
5.50%	TBA		21,000	20,166,552
6.00%	TBA		4,500	4,428,279
6.50%	TBA		1,000	1,005,000
Government National Mortgage Association
5.50%	08/15/33-03/15/34		2,533	2,457,572
6.00%	04/15/33-06/20/34		3,720	3,689,944
6.50%	2/15/24-06/15/35		8,356	8,468,376
7.00%	09/15/31		268	276,981
8.00%	01/15/24-04/15/25		236	249,199
5.50%	TBA		14,500	14,051,398
6.50%	TBA		1,000	1,012,188

				325,047,411

U.S. Government Agency Obligations — 3.1%
Federal Farm Credit Bank
4.125%	07/17/09		1,230	1,185,561
5.375%	07/18/11		3,575	3,557,329
Federal Home Loan Bank
4.25%	04/16/07		15,950	15,791,489
5.125%	06/18/08		16,105	16,002,154
5.375%	07/17/09		3,945	3,940,151
5.625%	06/13/16		2,710	2,676,626
Federal Home Loan Mortgage Corp.
4.75%	01/18/11		180	174,666
4.90%	11/03/08		7,630	7,510,827
5.25%	05/21/09		7,400	7,364,088
5.40%	02/28/11		6,040	5,977,867
5.75%	06/27/16		3,020	3,020,039
Federal National Mortgage Association
4.25%	07/27/07		6,485	6,400,176
4.50%	02/15/11		5,580	5,365,310
5.125%	04/15/11		2,120	2,088,043
5.375%	07/15/16		160	157,850
Tennessee Valley Authority, Series B
5.88%	04/01/36		1,305	1,352,168

				82,564,344

U.S. Treasury Securities — 3.9%
United States Treasury Bonds
4.50%	02/15/36		3,844	3,446,688
5.375%	02/15/31		2,094	2,130,155
6.00%	02/15/26		250	270,801
8.125%	05/15/21-08/15/21		5,005	6,446,391
United States Treasury Inflation Index
0.875%	04/15/10		4,527	4,270,538
1.625%	01/15/15		3,100	2,889,754

SEE NOTES TO FINANCIAL STATEMENTS.

B17

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
U.S. Treasury Securities (cont’d.)
1.875%	07/15/13-07/15/15		$6,011	$5,743,521
2.00%	01/15/14-01/15/26		10,777	10,291,174
2.375%	04/15/11-01/15/25		5,798	5,682,671
3.00%	07/15/12		3,549	3,655,132
3.375%	01/15/12-04/15/32		1,888	2,089,409
3.50%	01/15/11		1,909	1,996,376
3.625%	01/15/08-04/15/28		5,399	5,946,328
3.875%	01/15/09-04/15/29		14,194	15,334,341
4.25%	01/15/10		1,819	1,932,256
United States Treasury Notes
4.875%	04/30/08-05/31/11		17,230	17,054,926
United States Treasury Strips
Zero	02/15/19-11/15/26		27,630	12,773,719

				101,954,180

TOTAL LONG-TERM BONDS (cost $993,611,649)				962,794,386

TOTAL LONG-TERM INVESTMENTS (cost $2,163,049,233)				2,392,631,944

	Shares
SHORT-TERM INVESTMENTS — 17.2%
Affiliated Mutual Funds — 17.1%
Dryden Core Investment Fund — Dryden Short Term Bond Series(j)	9,027,908	90,369,364
Dryden Core Investment Fund — Taxable Money Market Series (Includes $182,177,266 of cash collateral received for securities on loan)(i)(j)	363,458,986	363,458,986

TOTAL MUTUAL FUNDS (cost $453,760,772)		453,828,350

Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
U.S. Government Agency Obligations — 0.1%
United States Treasury Bills(c)(g)
4.85%	09/21/06	$3,200	$3,165,984
5.13%	09/14/06	500	495,195

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,659,820)			3,661,179

		Contracts
OUTSTANDING OPTIONS PURCHASED
Call Options
90 day Euro Future, expiring 09/18/06 @ $95.25 (cost $71,880)		62	388

TOTAL SHORT-TERM INVESTMENTS (cost $457,492,472)			457,489,917

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN — 107.6% (cost $2,620,541,705)			2,850,121,861

OUTSTANDING OPTIONS WRITTEN
Call Options
90 Day Euro Future expiring 9/18/06 @ $95.75 (premium received $32,695)		62	(388)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN — 107.6% (cost $2,620,509,010)			2,850,121,473

OTHER LIABILITIES IN EXCESS OF OTHER ASSETS(l) — (7.6%)			(202,426,187)

TOTAL NET ASSETS — 100.0%			$2,647,695,286

The following abbreviations are used in portfolio descriptions:

G.O.	General Obligation
I/O	Interest Only
LP	Limited Partnership
TBA	Securities purchased on a forward commitment basis

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $175,510,683; cash collateral of $182,177,266 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Security segregated as collateral for futures contracts.

(d)	Standard & Poor’s rating.

(e)	Indicates an affiliated security.

(f)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.

(g)	Rate quoted represents yield-to-maturity as of purchase date.

(h)	Indicates variable rate security.

(i)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

(j)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series and Dryden Core Investment Fund — Short-Term Bond Series.

SEE NOTES TO FINANCIAL STATEMENTS.

B18

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

(k)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(l)	Other liabilities in excess of other assets include unrealized appreciation (depreciation) on financial futures as follows:

Open	futures contracts outstanding at June 30, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2006	Unrealized Appreciation/ (Depreciation)
Long Positions:
135	Eurodollar Futures	Sep. 06	$31,918,433	$31,866,750	$(51,683)
89	U.S. Treasury Long Bonds	Sep. 06	9,482,470	9,492,406	9,936
160	S&P 500 Index	Sep. 06	50,853,512	51,176,000	322,488
118	U.S. Treasury 10 Yr Notes	Sep. 06	12,432,680	12,373,406	(59,274)

					221,467
Short Positions:
8	U.S. Treasury 2 Yr Notes	Sep. 06	1,625,736	1,622,250	3,486
54	U.S. Treasury 5 Yr Notes	Sep. 06	5,622,687	5,583,938	38,749

					42,235

					$263,702

This industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 was as follows:

Affiliated Mutual Funds (including 6.9% of collateral received for securities on loan)	17.1%
Mortgage Backed Securities	12.3
Drugs & Medical Supplies	5.5
Financial Services	4.8
Banks & Savings & Loans	4.1
Commercial Mortgage Backed Securities	4.1
Oil & Gas	4.0
U.S. Treasury Securities	3.9
U.S. Government Agency Obligations	3.2
Insurance	2.9
Telecommunications	2.7
Computer Services	2.3
Industrial Conglomerates	2.1
Utilities – Electric & Gas	1.9
Food & Beverage	1.8
Aerospace & Defense	1.7
Asset Backed Securities	1.7
Electronics	1.7
Computers & Peripherals	1.6
Media	1.5
Communications Equipment	1.4
Food & Staples Retailing	1.4
Retail	1.4
Chemicals	1.3
Household Products & Personal Care	1.2
Oil & Gas Exploration Services	1.1
Electric	0.9
Health Care & Pharmaceutical	0.9
Tobacco	0.9
Internet Services	0.8
Machinery	0.8
Banking	0.7
Hospital/Hospital Management	0.7
Leisure	0.7
Real Estate Investment Trusts	0.7
Air Freight & Couriers	0.6
Collateralized Mortgage Obligations	0.6

SEE NOTES TO FINANCIAL STATEMENTS.

B19

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Metals & Mining	0.6%
Railroads	0.6
Capital Goods	0.5
Foods	0.5
Oil & Gas Exploration & Production	0.5
Technology	0.5
Autos – Cars & Trucks	0.4
Brokerage	0.4
Commercial Services & Supplies	0.4
Construction	0.4
Household Durables	0.4
Non Captive Finance	0.4
Restaurants	0.4
Sovereign	0.4
Cable	0.3
Energy – Other	0.3
Media & Entertainment	0.3
Pipelines & Other	0.3
Retailers	0.3
Semiconductors & Semiconductor Equipment	0.3
Airlines	0.2
Apparel	0.2
Foreign Government Bonds	0.2
Gaming	0.2
Lodging	0.2
Paper & Forest Products	0.2
Automotive	0.1
Building Materials & Construction	0.1
Consumer	0.1
Containers	0.1
Distribution/Wholesaler	0.1
Diversified Consumer Services	0.1
Energy – Integrated	0.1
Structured Notes	0.1
Metals	0.1
Miscellaneous Basic Industry	0.1
Motorcycles	0.1
Paper	0.1

107.6
Other liabilities in excess of other assets	(7.6)

100%

SEE NOTES TO FINANCIAL STATEMENTS.

B20

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 100.3% LONG-TERM BONDS	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Aerospace/Defense — 0.7%
BAE Systems Holdings, Inc., 144A(h)	Baa2	5.20%	08/15/15		$6,850	$6,378,234
Raytheon Co.	Baa2	4.50%	11/15/07		335	328,888
Raytheon Co.	Baa2	8.30%	03/01/10		725	782,748

						7,489,870

Airlines — 0.2%
Continental Airlines, Inc., Series 2000-1, Class A-1	Baa3	6.703%	06/15/21		4	3,698
Southwest Airlines Co.	Baa1	5.25%	10/01/14		2,550	2,400,337

						2,404,035

Asset-Backed Securities — 4.7%
American Express Credit Account Master Trust, Series 2004-C, Class C, 144A(g)(h)	Baa2	5.699%	02/15/12		1,227	1,229,720
AmeriQuest Mortgage Securities, Inc., Series 2001-2, Class M3(g)	Baa2	7.272%	10/25/31		725	726,014
Amortizing Residential Collateral Trust, Series 2002-BC7, Class M2(g)	AA+(f)	6.223%	10/25/32		990	990,615
Bank One Issuance Trust, Series 2003-C1, Class E1	Baa2	4.54%	09/15/10		2,980	2,924,883
CDC Mortgage Capital Trust, Series 2002-HE3, Class M2(g)	A2	7.527%	03/25/33		2,250	2,253,615
Centex Home Equity, Series 2005-A, Class M4(g)	A1	6.122%	01/25/35		2,400	2,423,477
Citibank Credit Card Issuance Trust, Series 2003-C4, Class C-4	Baa2	5.00%	06/10/15		6,500	6,112,499
Countrywide Asset-Backed Certificates, Series 2004-12, Class MV3(g)	Aa3	5.982%	03/25/35		2,670	2,702,376
CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2(g)	A2	6.831%	08/25/32		537	537,347
Equity One ABS, Inc., Series 2004-3, Class M1	Aa2	5.70%	07/25/34		2,100	2,063,070
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF6, Class M2(g)	Aa2	5.763%	05/25/36		2,575	2,593,882
Home Equity Asset Trust, Series 2005-7, Class 2A4(g)	Aaa	5.702%	01/25/36		1,500	1,506,521
Ixis Real Estate Capital Trust, Series 2006-HE1, Class A4(g)	Aaa	5.622%	03/25/36		3,200	3,205,098
MBNA Master Credit Card Trust, Series 1999-J, Class A	Aaa	7.00%	02/15/12		14,300	14,924,321
Morgan Stanley ABS Capital I, Series 2003-HE1, Class M1(g)	Aa2	6.122%	05/25/33		2,187	2,197,773
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2(g)	Aa3	6.122%	12/25/34		2,100	2,124,761
Saxon Asset Securities Trust, Series 2002-3, Class M1(g)	Aa2	6.072%	12/25/32		1,930	1,935,377
Structured Asset Securities Corp., Series 2002-HF2, Class M3(g)	AAA(f)	7.322%	07/25/32		1,345	1,346,795
Structured Asset Securities Corp., Series 2005-RMS1, Class A3(g)	AAA(f)	6.222%	02/25/35		1,500	1,508,464

						53,306,608

Automotive — 1.7%
Auburn Hills Trust, Inc.	A3	12.375%	05/01/20		640	903,356
Equus Cayman Finance, Ltd. (Cayman Islands), 144A(h)	Baa3	5.50%	09/12/08		830	817,346
Ford Motor Credit Co.	Ba2	6.625%	06/16/08		3,500	3,331,279
General Motors Acceptance Corp.(a)	Ba1	6.125%	09/15/06		4,090	4,083,959
General Motors Acceptance Corp.	Ba1	6.125%	03/15/07	EUR	3,260	4,173,152
General Motors Acceptance Corp.(a)	Ba1	6.15%	04/05/07		3,710	3,688,304
Hyundai Motor Manufacturing LLC, 144A(h)	Baa3	5.30%	12/19/08		1,820	1,781,056
Johnson Controls Inc.	Baa1	5.50%	01/15/16		300	284,644

						19,063,096

Banking — 2.7%
Chuo Mitsui Trust & Banking Co., Ltd. (Japan), 144A(g)(h)	Baa1	5.506%	12/31/49		3,050	2,781,408
Citigroup, Inc.(a)	Aa2	6.625%	06/15/32		980	1,008,939
HSBC Finance Corp.	Aa3	5.836%	02/15/08		710	711,781
HSBC Finance Corp.	Aa3	5.70%	06/01/11		565	561,319
ICICI Bank, Ltd. (Singapore), 144A(h)	Baa2	5.75%	11/16/10		2,500	2,421,280
Kazkommerts International BV (Netherlands), 144A(a)(h)	Baa1	7.875%	04/07/14		4,150	4,077,375
KBC Bank Funding Trust III, 144A(g)(h)	A2	9.86%	12/31/49		5,000	5,552,600
Mizuho Finance Group (Cayman Islands), MTN, 144A(a)(h)	A2	5.79%	04/15/14		1,880	1,840,541
Resona Bank Ltd., 144A(g)(h)	Baa1	5.85%	09/29/49		2,900	2,698,085
Resona Preferred Global Securities Cayman Ltd. (Cayman Islands) 144A(a)(g)(h)	Baa3	7.191%	12/30/49		3,550	3,560,970
Sumitomo Mitsui Banking Corp., 144A(a)(g)(h)	A2	5.625%	07/15/49		6,380	5,950,090

						31,164,388

SEE NOTES TO FINANCIAL STATEMENTS.

B21

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Brokerage — 0.6%
Goldman Sachs Group Inc.	A1	6.45%	05/01/36		$4,025	$3,856,030
Goldman Sachs Group, Inc.	Aa3	5.35%	01/15/16		2,975	2,809,593

						6,665,623

Building Materials & Construction — 1.2%
American Standard, Inc.(a)	Baa3	7.625%	02/15/10		3,800	3,967,671
Lennar Corp. 144A(h)	Baa2	6.50%	04/15/16		3,050	2,955,679
RPM International, Inc.	Baa3	4.45%	10/15/09		5,150	4,906,081
Ryland Group, Inc.	Baa3	5.375%	06/01/08		1,900	1,871,114

						13,700,545

Cable — 0.6%
AT&T Broadband	Baa2	9.455%	11/15/22		1,550	1,925,870
CSC Holdings, Inc.	B2	7.875%	12/15/07		3,800	3,847,500
TCI Communications, Inc.	Baa2	7.875%	02/15/26		750	807,609

						6,580,979

Capital Goods — 1.4%
Briggs & Stratton Corp.(a)	Ba1	8.875%	03/15/11		3,905	4,217,400
FedEx Corp.	Baa2	7.25%	02/15/11		1,750	1,844,687
Hertz Corp., 144A(h)	B1	8.875%	01/01/14		425	435,625
Rockwell Automation, Inc.	A3	5.20%	01/15/98		6,500	4,973,813
Tyco International Group SA (Luxembourg)	Baa3	6.00%	11/15/13		200	198,139
Tyco International Group SA (Luxembourg)	Baa3	6.75%	02/15/11		805	830,559
Waste Management, Inc.	Baa3	7.125%	10/01/07		1,550	1,571,818
Waste Management, Inc.	Baa3	7.65%	03/15/11		2,100	2,249,329

						16,321,370

Chemicals — 2.7%
Dow Chemical Co.	A3	5.97%	01/15/09		1,490	1,498,839
Dow Chemical Co.	A3	7.375%	11/01/29		845	938,492
Huntsman International LLC	B2	9.875%	03/01/09		2,400	2,496,000
Huntsman International LLC	Ba3	11.625%	10/15/10		2,100	2,320,500
ICI Wilmington, Inc.	Baa3	4.375%	12/01/08		2,040	1,968,735
IMC Global, Inc.(a)	B1	6.875%	07/15/07		2,000	1,995,000
IMC Global, Inc.	Ba3	10.875%	08/01/13		610	678,625
Ineos Group Holdings PLC, 144A(h)	B2	7.875%	02/15/16	EUR	1,600	1,908,343
Lubrizol Corp.	Baa3	4.625%	10/01/09		5,600	5,391,888
Lubrizol Corp.	Baa3	5.875%	12/01/08		550	548,753
Lubrizol Corp.	Baa3	6.50%	10/01/34		1,775	1,697,605
Lyondell Chemical Co.	B1	9.50%	12/15/08		1,768	1,816,620
Monsanto Co.	A-(f)	5.50%	08/15/25		4,560	4,134,132
Union Carbide Chemical & Plastics Co.	Ba2	7.875%	04/01/23		3,058	3,186,882

						30,580,414

Collateralized Mortgage Obligations — 1.1%
Countrywide Alternative Loan Trust, Series 2004-18CB, Class 3A1	Aaa	5.25%	09/25/19		3,172	3,051,705
Master Alternative Loan Trust, Series 2004-4, Class 4A1	Aaa	5.00%	04/25/19		634	603,121
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3(g)	Aaa	4.17%	02/25/34		4,590	4,463,142
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	Aaa	5.00%	03/25/20		2,157	2,109,010
Washington Mutual, Series 2002-AR15, Class A5(g)	AAA(f)	4.38%	12/25/32		1,789	1,743,900

						11,970,878

Commercial Mortgage-Backed Securities — 9.1%
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class ASB(g)	AAA(f)	5.018%	11/10/42		5,950	5,759,755
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4	Aaa	4.668%	07/10/43		9,400	8,624,696
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18, Class AAB(g)	Aaa	4.823%	02/13/42		2,475	2,334,806

SEE NOTES TO FINANCIAL STATEMENTS.

B22

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Commercial Mortgage-Backed Securities (cont’d)
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T20, Class AAB(g)	Aaa	5.287%	10/12/42	$3,400	$3,289,488
Chase Commercial Mortgage Securities Corp., Series 1997-1, Class A2	AAA(f)	7.37%	06/19/29	891	892,975
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3(g)	Aaa	5.721%	06/15/36	2,310	2,284,105
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2	Aaa	4.93%	07/10/39	8,500	8,125,388
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4	Aaa	4.111%	07/05/35	12,700	11,509,051
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1A, Class A2	Aaa	4.767%	03/12/39	4,969	4,688,278
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4(g)	Aaa	5.472%	01/12/43	3,275	3,149,504
JP Morgan Chase Commerical Mortgage Securities Corp., Series 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	9,300	8,753,632
JP Morgan Chase Commercial Mortgage Secutities Corp., Series 2005-LDP4, Class A4(g)	Aaa	4.918%	10/15/42	3,700	3,446,469
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A3	Aaa	4.83%	11/15/27	3,375	3,231,806
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A6(g)	Aaa	4.799%	12/15/29	4,200	3,912,638
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4(g)	Aaa	5.899%	06/15/38	6,130	6,156,819
Merrill Lynch/Countrywide Commercial Mortgage, Series 2006-2, Class A4(g)	Aaa	5.91%	06/12/46	2,325	2,325,363
Morgan Stanley Dean Witter Capital I, Series 2000-PRIN, Class A3	Aaa	7.36%	02/23/34	1,154	1,177,539
PNC Mortgage Acceptance Corp., Series 1999-CM1, Class A1B	AAA(f)	7.33%	12/10/32	4,721	4,915,059
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A1	Aaa	5.91%	03/12/34	4,228	4,234,294
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4	Aaa	4.98%	11/15/34	2,500	2,391,991
Wachovia Bank Commercial Mortgage Trust, Series 2003-C3, Class A2	AAA(f)	4.867%	02/15/35	7,330	6,957,524
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A3	AAA(f)	4.608%	12/15/35	4,750	4,518,902
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class APB	Aaa	4.807%	04/15/42	1,500	1,421,255

					104,101,337

Electric — 3.5%
CenterPoint Energy Houston Electric LLC	Baa2	5.70%	03/15/13	2,950	2,896,906
CMS Energy Corp.	B1	8.90%	07/15/08	2,570	2,672,800
Consumers Energy Co.	Baa3	5.00%	02/15/12	1,000	945,624
Consumers Energy Co.(a)	Baa3	5.375%	04/15/13	1,000	959,672
Dominion Resources Inc	Baa2	5.15%	07/15/15	875	804,308
Duke Capital LLC	Baa2	4.331%	11/16/06	650	647,156
Edison Mission Energy(a)	B1	7.73%	06/15/09	1,480	1,494,800
Edison Mission Energy, 144A(h)	B1	7.75%	06/15/16	2,200	2,161,500
El Paso Electric Co.	Baa3	6.00%	05/15/35	2,325	2,118,396
Empresa Nacional de Electricidad SA (Chile)	Ba1	8.35%	08/01/13	625	672,849
Energy East Corp.	Baa2	6.75%	06/15/12	750	775,124
Energy East Corp.	Baa2	6.75%	09/15/33	1,150	1,142,905
Enersis SA (Chile)(a)	Ba1	7.375%	01/15/14	3,700	3,745,764
Exelon Corp.	Baa2	4.90%	06/15/15	500	456,548
FirstEnergy Corp.	Baa3	5.50%	11/15/06	1,700	1,697,982
FirstEnergy Corp.	Baa3	7.375%	11/15/31	1,125	1,206,957
Korea East-West Power Co., Ltd. (South Korea), 144A(h)	A1	4.875%	04/21/11	1,700	1,621,220
National Power Corp. (Philippines)	B1	9.625%	05/15/28	2,095	2,221,092
NiSource Finance Corp.	Baa3	5.25%	09/15/17	500	454,871
NiSource Finance Corp.	Baa3	5.45%	09/15/20	3,000	2,707,845
Northern States Power Co.	A2	8.00%	08/28/12	2,800	3,108,568
Oncor Electric Delivery Co.	Baa2	7.00%	09/01/22	300	310,898
Southern California Edison Co.	Baa1	7.625%	01/15/10	1,100	1,159,574
Teco Energy, Inc.	Ba2	7.50%	06/15/10	955	974,100
TXU Corp.	Ba1	4.446%	11/16/06	100	99,402
Xcel Energy, Inc.	Baa1	3.40%	07/01/08	1,330	1,268,932
Xcel Energy, Inc.	Baa1	7.00%	12/01/10	1,850	1,927,030

					40,252,823

SEE NOTES TO FINANCIAL STATEMENTS.

B23

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Energy – Integrated — 0.1%
Tosco Corp.	A1	7.25%	01/01/07	$1,500	$1,509,087

Energy – Other — 0.8%
GS Caltex Corp., 144A(h)	Baa1	7.75%	07/25/11	3,250	3,478,563
Halliburton Co.	Baa1	5.50%	10/15/10	625	619,091
Occidental Petroleum Corp.	A3	4.25%	03/15/10	3,250	3,105,947
Talisman Energy, Inc., (Canada)(a)	Baa2	5.125%	05/15/15	2,300	2,142,275

					9,345,876

Foods — 1.1%
Cadbury Schweppes US Finance LLC, 144A(h)	Baa2	3.875%	10/01/08	2,600	2,492,867
HJ Heinz Co., 144A(h)	Baa1	6.428%	12/01/08	3,550	3,606,764
Kraft Foods, Inc.	A3	5.625%	11/01/11	860	847,079
The Kroger Co.	Baa2	6.75%	04/15/12	1,375	1,411,601
Tricon Global Restaurants, Inc.	Baa2	8.875%	04/15/11	1,705	1,898,930
Tyson Foods, Inc.	Baa3	6.60%	04/01/16	1,000	977,463
Tyson Foods, Inc.	Baa3	7.25%	10/01/06	1,250	1,253,746

					12,488,450

Gaming — 0.3%
Harrah’s Operating Co., Inc.	Baa3	5.75%	10/01/17	2,240	2,040,604
Harrah’s Operating Co., Inc.	Baa3	6.50%	06/01/16	1,795	1,749,019
Mandalay Resorts Group(a)	Ba3	9.375%	02/15/10	33	34,733

					3,824,356

Health Care & Pharmaceutical — 2.1%
Cardinal Health, Inc.	Baa2	5.85%	12/15/17	3,130	2,984,380
Coventry Health Care, Inc.	Ba1	6.125%	01/15/15	4,025	3,826,615
HCA, Inc.	Ba2	7.69%	06/15/25	1,100	1,039,488
HCA, Inc.	Ba2	8.36%	04/15/24	2,900	2,902,314
Merck & Co., Inc.	Aa3	5.95%	12/01/28	255	238,191
Teva Pharmaceutical Finance LLC.	Baa2	6.15%	02/01/36	750	673,439
United Healthcare Corp.	A2	5.80%	03/15/36	2,500	2,237,730
Wellpoint, Inc.	Baa1	5.00%	12/15/14	1,310	1,218,421
Wellpoint, Inc.	Baa1	5.85%	01/15/36	3,500	3,127,527
Wyeth	Baa1	6.00%	02/15/36	1,625	1,514,656
Wyeth(b)	Baa1	5.50%	03/15/13	1,250	1,216,908
Wyeth(b)	Baa1	6.45%	02/01/24	2,370	2,374,802

					23,354,471

Insurance — 0.7%
Allstate Corp.	A1	5.55%	05/09/35	995	869,313
Allstate Corp.	A1	5.95%	04/01/36	3,730	3,427,780
American International Group, Inc.	Aa2	4.25%	05/15/13	1,820	1,654,418
American International Group, Inc., 144A(h)	Aa2	5.05%	10/01/15	315	293,865
Everest Reinsurance Holdings, Inc.	A3	5.40%	10/15/14	1,900	1,777,498
XL Capital, Ltd., Class A (Cayman Islands)	A3	5.25%	09/15/14	140	129,089

					8,151,963

Lodging — 0.9%
Carnival Corp. (Panama)	A3	3.75%	11/15/07	3,600	3,497,764
Carnival PLC (United Kingdom)	A3	7.30%	06/01/07	825	834,545
MGM Mirage, Inc., 144A(h)	Ba2	6.875%	04/01/16	3,000	2,801,250
Starwood Hotels & Resorts Worldwide, Inc.	Ba1	7.375%	05/01/07	3,000	3,018,750

					10,152,309

Media & Entertainment — 1.6%
Clear Channel Communications, Inc.	Baa3	8.00%	11/01/08	4,720	4,907,385
Comcast Corp.(a)	Baa2	6.45%	03/15/37	2,970	2,789,676
Thomson Corp. (Canada)	A3	5.75%	02/01/08	2,750	2,745,553
Time Warner, Inc.	Baa2	7.70%	05/01/32	825	896,653

SEE NOTES TO FINANCIAL STATEMENTS.

B24

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Media & Entertainment (cont’d)
Time Warner, Inc.	Baa2	9.15%	02/01/23		$975	$1,156,226
Viacom, Inc., 144A(h)	Baa3	5.75%	04/30/11		1,300	1,276,883
Viacom, Inc., 144A(h)	Baa3	6.25%	04/30/16		4,100	3,980,071
Viacom, Inc.	Baa3	7.875%	07/30/30		425	446,021

						18,198,468

Metals — 0.8%
Arch Western Finance LLC, Sr. Notes	Ba3	6.75%	07/01/13		3,000	2,872,500
Noranda, Inc.	Baa3	6.20%	06/15/35		2,150	1,901,851
Oregon Steel Mills, Inc.	Ba3	10.00%	07/15/09		3,065	3,218,250
Southern Copper Corp. 144A(h)	Baa2	7.50%	07/27/35		1,600	1,527,568

						9,520,169

Non-Captive Finance — 2.5%
Alfa Diversified Payment Rights Finance Co., 144A(g)(h)	Baa3	6.53%	03/15/11		3,624	3,617,001
Berkshire Hathaway Finance Corp.	Aaa	4.75%	05/15/12		3,400	3,219,324
General Electric Capital Australia Funding	Aaa	6.00%	04/15/15	AUD	4,440	3,187,805
General Electric Capital Corp.(a)	Aaa	4.875%	10/21/10		11,200	10,878,873
HSBC Finance Corp.(a)	Aa3	5.00%	06/30/15		2,855	2,634,657
Residential Capital Corp.	Baa3	6.50%	04/17/13		3,500	3,434,711
Residential Capital Corp.	Baa3	6.875%	06/30/15		1,550	1,543,320

						28,515,691

Non-Corporate Foreign Agency — 1.2%
Gazprom OAO (Russia)	BB+(f)	10.50%	10/21/09		1,685	1,883,493
Pemex Project Funding Master Trust (Mexico)	Baa1	8.85%	09/15/07		4,450	4,590,175
Petronas Capital, Ltd. (Malaysia), 144A(h)	A1	7.00%	05/22/12		7,300	7,652,758

						14,126,426

Non-Corporate Sovereign — 7.5%
Australian Government (Australia)	Aaa	6.25%	04/15/15	AUD	2,835	2,174,587
Canadian Treasury Bill (Canada)	Aaa	Zero%	02/22/07	CAD	3,600	3,134,802
Deutsche Bundesrepublik (Denmark)	Aaa	4.00%	01/04/37	EUR	5,075	6,151,822
Federal Republic of Argentina (Argentina)	B3	3.00%	04/30/13		2,468	1,759,328
Federal Republic of Brazil (Brazil)(a)	Ba3	9.25%	10/22/10		5,325	5,870,813
Federal Republic of Brazil (Brazil)(a)	Ba3	12.50%	01/05/16	BRL	4,750	2,149,222
Government of Hungary (Hungary)	A1	8.00%	02/12/15	HUF	2,893,570	13,001,861
Republic of Panama (Panama)	Ba1	9.375%	07/23/12		1,295	1,443,925
Republic of Panama (Panama)(g)	Ba1	5.562%	07/17/14		2,008	2,008,433
Republic of Peru (Peru)(g)	Ba3	5.00%	03/07/17		2,336	2,232,269
Republic of Poland (Poland)	A2	6.25%	10/24/15	PLN	36,085	11,796,337
Republic of South Africa (South Africa)	A2	13.50%	09/15/15	ZAR	10,700	1,942,878
Republic of Uruguay (Uruguay)	B3	7.25%	02/15/11		660	658,350
Russian Government International Bond (Russia), 144A(h)	Baa2	8.25%	03/31/10		2,356	2,446,850
South African Government Bond	A2	13.00%	08/31/10	ZAR	21,990	3,532,753
Swedish Government Bond (Sweden)	Aaa	6.75%	05/05/14	SEK	58,795	9,675,328
United Mexican States (Mexico)	Baa1	8.375%	01/14/11		8,000	8,720,000
United Mexican States (Mexico)	Baa1	9.00%	12/20/12	MXP	77,200	6,877,122

						85,576,680

Paper — 0.4%
Jefferson Smurfit Corp.	B2	8.25%	10/01/12		48	45,000
Stora Enso Oyj (Finland), 144A(h)	Baa2	7.25%	04/15/36		4,000	3,904,592
Weyerhaeuser Co.	Baa2	7.375%	03/15/32		460	465,713

						4,415,305

Pipelines & Other — 1.3%
Atmos Energy Corp.(e)	Baa3	4.00%	10/15/09		5,300	4,999,008
Enterprise Products Operating LP	Baa3	4.00%	10/15/07		4,000	3,891,916
Oneok, Inc.	Baa2	5.51%	02/16/08		6,000	5,961,126

						14,852,050

SEE NOTES TO FINANCIAL STATEMENTS.

B25

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Real Estate Investment Trusts — 0.3%
Equity One, Inc.	Baa3	3.875%	04/15/09	$1,450	$1,369,603
Post Apartment Homes LP	Baa3	5.45%	06/01/12	2,300	2,189,419

					3,559,022

Retailers — 1.4%
Home Depot, Inc.	Aa3	5.20%	03/01/11	5,040	4,948,086
May Department Stores Co.	Baa1	6.65%	07/15/24	900	881,503
May Department Stores Co.(a)	Baa1	6.70%	07/15/34	1,215	1,186,482
The Gap, Inc.	Baa3	6.90%	09/15/07	8,875	8,929,385

					15,945,456

Structured Notes — 1.9%
Dow Jones CDX HY, 144A(a)(h)	B3	8.625%	06/29/11	3,800	3,728,750
Dow Jones CDX HY, 144A(a)(h)	B3	8.25%	12/29/10	8,500	8,452,188
Preferred Term Securities X, Class A-1, 144A(g)(h)(i)	Aaa	5.68%	07/03/33	3,900	3,929,250
Trains HY-1 2006 144A(a)(h)	B1	7.548%	05/01/16	5,250	5,145,000

					21,255,188

Technology — 2.0%
Certegy, Inc.	Ba1	4.75%	09/15/08	1,900	1,770,620
Equifax, Inc.	Baa1	4.95%	11/01/07	1,340	1,319,954
First Data Corp.(a)	A2	4.95%	06/15/15	2,225	2,063,594
International Business Machines Corp.	A1	8.375%	11/01/19	575	693,628
Jabil Circuit, Inc.	Baa3	5.875%	07/15/10	2,000	1,983,408
Motorola, Inc.	Baa2	4.608%	11/16/07	2,870	2,828,695
Motorola, Inc.	Baa2	7.625%	11/15/10	146	156,348
Seagate Technology International	Ba2	8.00%	05/15/09	1,030	1,055,750
Sun Microsystems, Inc.	Ba1	7.50%	08/15/06	5,835	5,849,035
SunGard Data Systems, Inc.	B2	3.75%	01/15/09	720	666,900
Xerox Corp.	Ba2	6.40%	03/15/16	4,450	4,199,688

					22,587,620

Telecommunications — 5.9%
ALLTEL LP, 144A(h)	A2	8.00%	08/15/10	1,550	1,660,672
AT&T Corp.(a)	A2	4.125%	09/15/09	4,150	3,942,737
AT&T Corp.	A2	8.00%	11/15/31	2,475	2,841,555
AT&T Wireless Services, Inc.	Baa2	8.75%	03/01/31	2,375	2,911,807
BellSouth Corp.	A2	4.20%	09/15/09	2,750	2,621,729
Citizens Communications Co.	Ba3	7.625%	08/15/08	903	923,318
Embarq Corp.(a)	Baa3	7.082%	06/01/16	5,600	5,569,239
Intelsat Bermuda Ltd. (Bermuda),144A(h)	B2	9.25%	06/15/16	2,300	2,374,750
LCI International, Inc.	NR	7.25%	06/15/07	6,675	6,658,312
New Cingular Wireless Services, Inc.	Baa2	8.125%	05/01/12	1,810	1,991,789
Sprint Capital Corp.	Baa2	4.78%	08/17/06	6,665	6,657,358
Sprint Capital Corp.	Baa2	8.75%	03/15/32	2,215	2,671,073
Telecom de Puerto Rico (Puerto Rico)	Baa1	6.80%	05/15/09	4,365	4,428,659
Telecom Italia Capital (Luxembourg)	Baa2	4.95%	09/30/14	605	541,630
Telecom Italia Capital (Luxembourg)	Baa2	5.25%	10/01/15	1,355	1,226,446
Telefonica Emisiones SAU	Baa1	6.421%	06/20/16	5,500	5,488,588
TELUS Corp. (Canada)	Baa2	7.50%	06/01/07	6,250	6,341,469
TELUS Corp. (Canada)	Baa2	8.00%	06/01/11	150	162,435
Verizon Wireless Capital, Inc.	A2	5.375%	12/15/06	5,900	5,893,498
Windstream Corp. 144A(h)	Ba3	8.625%	08/01/16	2,450	2,505,125

					67,412,189

Tobacco — 0.7%
Altria Group, Inc.	Baa2	7.65%	07/01/08	1,100	1,137,639
Altria Group, Inc.	Baa2	7.75%	01/15/27	980	1,099,637
RJ Reynolds Tobacco Holdings, Inc. 144A(h)	Ba2	6.50%	07/15/10	4,000	3,870,000
RJ Reynolds Tobacco Holdings, Inc. 144A(h)	Ba2	7.625%	06/01/16	2,250	2,199,375

					8,306,651

SEE NOTES TO FINANCIAL STATEMENTS.

B26

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Federal National Mortgage Association	Aaa	6.625%	11/15/30	$170	$192,508
Tennessee Valley Authority	Aaa	5.88%	04/01/36	1,315	1,362,530

					1,555,038

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 34.1%
Federal Home Loan Mortgage Corp.	Aaa	4.50%	02/01/19-07/01/19	18,687	17,666,105
Federal Home Loan Mortgage Corp.	Aaa	5.00%	07/01/19-05/01/34	9,353	8,919,813
Federal Home Loan Mortgage Corp.	Aaa	5.00%	TBA	8,500	7,936,875
Federal Home Loan Mortgage Corp.	Aaa	5.50%	10/01/33-06/01/34	6,852	6,609,464
Federal Home Loan Mortgage Corp.	Aaa	5.50%	TBA	12,000	11,767,500
Federal Home Loan Mortgage Corp.	Aaa	6.00%	11/01/33-06/01/34	7,644	7,544,754
Federal Home Loan Mortgage Corp.	Aaa	6.00%	TBA	2,500	2,460,937
Federal Home Loan Mortgage Corp.	Aaa	6.50%	08/01/32	3,670	3,705,569
Federal Home Loan Mortgage Corp.	Aaa	7.00%	10/01/32-11/01/33	7,621	7,810,413
Federal National Mortgage Association	Aaa	4.00%	06/01/19	8,746	8,079,653
Federal National Mortgage Association	Aaa	4.50%	06/01/18-02/01/35	36,299	34,101,614
Federal National Mortgage Association	Aaa	5.00%	01/01/19-03/01/34	51,780	48,829,350
Federal National Mortgage Association	Aaa	5.00%	TBA	11,000	10,590,932
Federal National Mortgage Association	Aaa	5.00%	TBA	7,000	6,542,816
Federal National Mortgage Association(g)	Aaa	5.278%	01/01/36	4,250	4,146,486
Federal National Mortgage Association	Aaa	5.50%	12/01/16-09/01/34	79,901	77,287,917
Federal National Mortgage Association	Aaa	5.50%	TBA	44,000	42,253,728
Federal National Mortgage Association	Aaa	6.00%	09/01/17-02/01/35	23,834	23,580,838
Federal National Mortgage Association	Aaa	6.00%	TBA	12,000	11,808,744
Federal National Mortgage Association	Aaa	6.50%	11/01/09-11/01/33	8,839	8,932,171
Federal National Mortgage Association	Aaa	7.00%	05/01/32-06/01/32	752	770,520
Federal National Mortgage Association	Aaa	9.00%	10/01/16-09/01/21	30	31,020
Government National Mortgage Association	Aaa	5.50%	05/15/33-06/20/35	11,756	11,372,179
Government National Mortgage Association	Aaa	5.50%	TBA	8,000	7,752,496
Government National Mortgage Association	Aaa	6.00%	12/15/32-11/15/34	12,606	12,507,867
Government National Mortgage Association	Aaa	6.50%	09/15/32-11/15/33	6,836	6,926,265
Government National Mortgage Association	Aaa	7.50%	10/15/25-02/15/26	222	232,288

					390,168,314

U.S. GOVERNMENT TREASURY SECURITIES — 2.4%
United States Treasury Inflation Bonds	Aaa	3.875%	01/15/09	18,541	19,204,768
United States Treasury Bonds(a)	Aaa	5.375%	02/15/31	620	630,705
United States Treasury Notes(e)	Aaa	4.875%	05/31/11	3,235	3,202,145
United States Treasury Notes(e)	Aaa	5.125%	05/15/16	2,010	2,007,644
United States Treasury Bonds(e)	Aaa	8.00%	11/15/21	2,020	2,583,390

					27,628,652

TOTAL LONG-TERM BONDS (cost $1,177,814,090)					1,146,051,397

SHORT-TERM INVESTMENTS — 13.5%				Shares
Affiliated Mutual Funds — 13.5%
Dryden Core Investment Fund — Dryden Short-Term Bond Series(d)				7,293,902	73,011,956
Dryden Core Investment Fund — Taxable Money Market Series (includes $67,462,845 of cash collateral received for securities on loan)(Note 4)(c)(d)				81,481,127	81,481,127

TOTAL MUTUAL FUNDS (cost $154,429,780)					154,493,083

SEE NOTES TO FINANCIAL STATEMENTS.

B27

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM BONDS (Continued)				Contracts	Value (Note 2)
OUTSTANDING OPTIONS PURCHASED
Call Options
90 Day Euro, expiring 9/18/06 @ $95.25 (cost $149,474)				129	$806

TOTAL SHORT-TERM INVESTMENTS (cost $154,579,254)					154,493,889

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 113.8% (cost $1,332,393,344)					1,300,545,286

OUTSTANDING OPTIONS WRITTEN
Call Options
90 Day Euro, expiring 9/18/06 @ $95.75 (premium received $68,013)				(129)	(806)

SECURITIES SOLD SHORT — (1.4)%	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Government Mortgage-Backed Securities
Federal National Mortgage Association (proceeds $15,700,313)	Aaa	4.50%	TBA	$16,500	(15,592,500)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 112.4% (cost $1,316,624,441)					1,284,951,980

OTHER LIABILITIES IN EXCESS OF OTHER ASSETS(j) — (12.4%)					(141,581,231)

TOTAL NET ASSETS — 100.0%					$1,143,370,749

The following abbreviations are used in portfolio descriptions:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro Dollar
HUF	Hungarian Forint
PLN	Polish Zloty
NR	Not Rated by Moody’s or Standard & Poor’s
MTN	Medium Term Note
MXP	Mexican Peso
SEK	Swedish Krona
TBA	Securities purchased on a forward commitment basis
ZAR	South African Rand

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	All or portion of security is on loan. The aggregate market value of such securities is $66,176,073; cash collateral of $67,462,845 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poors rating.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series and the Dryden Core Investment Fund — Dryden Short-Term Bond Series.

(e)	Security segregated as collateral for future contracts.

(f)	Standard & Poor’s rating.

(g)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2006.

(h)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(i)	Indicates a security that has been deemed illiquid.

SEE NOTES TO FINANCIAL STATEMENTS.

B28

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

(j)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, foreign currency contracts and credit default swaps as follows:

Open future contracts outstanding at June 30, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2006	Unrealized Appreciation/ (Depreciation)
Long Positions:
295	Eurodollar Futures	Sep 2006	$69,747,676	$69,634,750	$(112,926)
72	Euro Yen Futures	Mar 2007	15,598,642	15,591,926	(6,716)
153	Euro BOBL Futures	Sep 2006	21,468,574	21,352,250	(116,324)
90	U.S. Treasury 5 Yr. Note	Sep 2006	9,361,669	9,306,562	(55,107)
315	U.S. Treasury 30 Yr. Note	Sep 2006	33,705,313	33,596,719	(108,594)

					(399,667)
Short Positions:
21	Euro Bond Futures	Sep 2006	3,138,412	3,097,502	40,910
393	U.S. Treasury 10 Yr. Notes	Sep 2006	41,410,988	41,209,734	201,254
382	U.S. Treasury 2 Yr. Notes	Sep 2006	77,593,045	77,462,437	130,608

					372,772

					$(26,895)

Forward foreign currency exchange contracts outstanding at June 30, 2006:

Foreign Currency Contract	Value at Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Purchased:
Euro Dollar expiring 07/25/06	$71,579	$71,644	$65
Mexican Peso expiring 07/13/06	2,419,251	2,434,048	14,797
New Zealand Dollar expiring 07/19/06	2,786,566	2,793,163	6,597

	5,277,396	5,298,855	21,459

Sold:
Australian Dollar expiring 07/19/2006	5,431,100	5,454,835	(23,735)
Canadian Dollar expiring 07/13/06	3,009,387	2,983,306	26,081
Euro Dollar expiring 07/05/06	71,480	71,537	(57)
expiring 07/25/06	12,524,890	12,668,716	(143,826)
Hungarian Forint expiring 07/24/06	14,025,197	13,952,096	73,101
Mexican Peso expiring 07/13/06	8,514,329	8,552,901	(38,572)
New Zealand Dollar expiring 07/19/06	2,858,529	2,793,163	65,366
Polish Zloty expiring 07/24/06	12,093,319	12,310,272	(216,953)
Swedish Krona expiring 07/24/06	6,773,240	6,895,838	(122,598)
expiring 07/24/06	1,417,900	1,447,494	(29,594)
South African Rand expiring 07/26/06	5,708,365	5,812,909	(104,544)

	72,427,738	72,943,067	(515,331)

			$(493,872)

SEE NOTES TO FINANCIAL STATEMENTS.

B29

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Credit default swap agreements outstanding at June 30, 2006:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.(a)	09/20/2015	$4,000	0.57%	Dow Chemical Co. (The), 6.00%, due 10/1/12	$63,450
Morgan Stanley Capital Services, Inc.(a)	12/20/2014	5,500	1.17%	Nextel Communications, Inc., 7.375%, due 8/1/15	209,447
Morgan Stanley Capital Services, Inc.(b)	12/20/2009	1,855	0.75%	RPM International, Inc., 6.25%, due 12/15/13	(17,535)
Morgan Stanley Capital Services, Inc.(b)	12/20/2009	3,295	0.60%	RPM International, Inc., 6.25%, due 12/15/13	(15,286)
Morgan Stanley Capital Services, Inc.(a)	06/20/2009	4,000	0.82%	Tyco International Group SA, 6.00%, due 11/15/13	61,377

					$301,453

(a)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

(b)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

The industry classification of portfolio holdings and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 was as follows:

U.S. Government Mortgage-Backed Securities	34.1%
Affiliated Mutual Funds (including 5.9% of collateral received for securities on loan)	13.5
Commercial Mortgage Backed Securities	9.1
Non-Corporate Sovereign	7.5
Telecommunications	5.9
Asset Backed Securities	4.7
Electric	3.5
Banking	2.7
Chemicals	2.7
Non-Captive Finance	2.5
U.S. Government Treasury Securities	2.4
Health Care & Pharmaceutical	2.1
Technology	2.0
Structured Notes	1.9
Automotive	1.7
Media & Entertainment	1.6
Capital Goods	1.4
Retailers	1.4
Pipelines & Other	1.3
Building Materials & Construction	1.2
Non-Corporate Foreign Agency	1.2
Foods	1.1
Collateralized Mortgage Obligations	1.1
Lodging	0.9
Energy – Other	0.8
Metals	0.8
Aerospace/Defense	0.7
Insurance	0.7
Tobacco	0.7
Brokerage	0.6
Cable	0.6
Paper	0.4
Gaming	0.3
Real Estate Investment Trusts	0.3
Airlines	0.2
Energy – Integrated	0.1
U.S. Government Agency Obligations	0.1

113.8
Securities Sold Short	(1.4)
Other liabilities in excess of other assets	(12.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B30

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 97.2%		Value (Note 2)
COMMON STOCKS	Shares

Aerospace & Defense — 4.0%
Boeing Co.	750,157	$61,445,360
Honeywell International, Inc.	1,058,700	42,665,610
Lockheed Martin Corp.	1,326	95,127
Orbital Sciences Corp.(a)*	591,300	9,543,582
Raytheon Co.	542,265	24,168,751
United Technologies Corp.	400,700	25,412,394

		163,330,824

Air Freight & Logistics
United Parcel Service, Inc. (Class B Stock)	1,735	142,843

Beverages — 1.9%
PepsiCo, Inc.	1,322,223	79,386,269

Biotechnology — 3.0%
Amgen, Inc.*	969,667	63,251,379
Genentech, Inc.(a)*	361,413	29,563,583
Gilead Sciences, Inc.*	536,552	31,742,416

		124,557,378

Building & Construction
Arkema ADR (France)	70	2,731

Building Materials — 0.9%
Masco Corp.(a)	1,221,862	36,215,990

Building Products — 0.8%
American Standard Cos., Inc.	712,900	30,847,183

Capital Markets — 5.7%
Bank of New York Co., Inc. (The)	961,900	30,973,180
Goldman Sachs Group, Inc.(a)	402,412	60,534,837
Mellon Financial Corp.	16,538	569,403
Merrill Lynch & Co., Inc.	1,097,849	76,366,377
Schwab, (Charles) Corp.	1,388,600	22,189,828
UBS AG	380,000	41,686,000

		232,319,625

Chemicals — 1.9%
Air Products & Chemicals, Inc.	900	57,528
E.I. Du Pont de Nemours & Co.(a)	1,348,414	56,094,023
Ecolab, Inc.	537,428	21,808,828

		77,960,379

Clothing & Apparel
Cintas Corp.	844	33,557

Commercial Banks — 1.6%
Royal Bank of Scotland Group PLC (United Kingdom)	525,055	17,263,306
Wachovia Corp.	1,400	75,712
Wells Fargo & Co.	730,257	48,985,639

		66,324,657

Commercial Services & Supplies — 0.8%
Accenture Ltd. (Class A Stock)*	2,802	79,353
Waste Management, Inc.	883,600	31,703,568

		31,782,921

Communication Equipment — 4.4%
Cisco Systems, Inc.*	2,962,889	57,865,222
Corning, Inc.(a)*	1,099,875	26,605,976
Motorola, Inc.(a)	1,376,062	27,727,649

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Communication Equipment (cont’d.)
Nokia Corp., ADR (Finland)	7,542	$152,801
Nortel Networks Corp. (Canada)*	19,265	43,154
QUALCOMM, Inc.	1,663,360	66,650,835

		179,045,637

Computers & Peripherals — 0.7%
Apple Computer, Inc.*	467,100	26,680,752
Dell, Inc.*	10,365	253,009
EMC Corp.*	8,140	89,296
Sun Microsystems, Inc.	5,400	22,410

		27,045,467

Conglomerates
Cooper Industries Ltd. (Bermuda) (Class A Stock)*	410	38,097

Construction — 0.5%
Toll Brothers, Inc.*	844,400	21,591,308

Consumer Finance — 1.6%
American Express Co.	1,224,046	65,143,728

Consumer Products & Services — 0.4%
Fortune Brands, Inc.	246,700	17,518,167

Diversified — 0.5%
Textron, Inc.	205,985	18,987,697

Diversified Financial Services — 6.0%
Bank of America Corp.	1,312,848	63,147,989
Capital One Financial Corp.(a)	285,175	24,368,203
Citigroup, Inc.(a)	707,604	34,134,817
Freddie Mac	622,990	35,516,660
JP Morgan Chase & Co.	1,060,347	44,534,574
KKR Private Equity Investors LLP, RDU, 144A (Netherlands)(c)(d)*	1,142,700	25,025,130
NYSE Group, Inc.(a)*	290,200	19,872,896

		246,600,269

Diversified Telecommunication Services
Verizon Communications, Inc.	6,846	229,273

Electronic Components — 0.9%
Dolby Laboratories, Inc. (Class A Stock)*	684,158	15,940,881
Parker Hannifin Corp.	291,700	22,635,920

		38,576,801

Electronic Equipment & Instruments — 0.2%
Agilent Technologies, Inc.*	299,100	9,439,596

Energy Equipment & Services — 1.0%
BJ Services Co.	5,010	186,673
Cameron International Corp.(a)*	6,490	310,027
ENSCO International, Inc.	430,026	19,789,796
GlobalSantaFe Corp.	2,000	115,500
Transocean, Inc.*	272,000	21,847,040

		42,249,036

Financial – Bank & Trust — 1.2%
Golden West Financial Corp.	416,457	30,901,109
Hudson City Bancorp, Inc.(a)	1,386,200	18,478,046
PNC Financial Services Group, Inc.	1,986	139,358

		49,518,513

SEE NOTES TO FINANCIAL STATEMENTS.

B31

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Financial – Brokerage
Ameriprise Financial, Inc.	177	$7,907

Food & Staples Retailing — 3.2%
Kroger Co. (The)	1,516,000	33,139,760
Wal-Mart Stores, Inc.	1,547,392	74,537,873
Whole Foods Market, Inc.	371,700	24,026,688

		131,704,321

Food Products — 2.6%
Cadbury Schweppes PLC, ADR (United Kingdom)(a)	686,800	26,661,576
ConAgra Foods, Inc.(a)	1,232,100	27,241,731
General Mills, Inc.	792	40,915
Kellogg Co.	701,715	33,984,057
McCormick & Co., Inc.	597,323	20,040,187
Sara Lee Corp.	4,000	64,080

		108,032,546

Healthcare Equipment & Supplies — 0.6%
Alcon, Inc.	265,300	26,145,315
Medtronic, Inc.	1,486	69,723
St. Jude Medical, Inc.*	833	27,006

		26,242,044

Healthcare Providers & Services — 1.3%
Caremark Rx, Inc.	263,300	13,130,771
Coventry Health Care, Inc.*	363,423	19,966,459
Tenet Healthcare Corp.*	2,352	16,417
UnitedHealth Group, Inc.	437,347	19,584,399

		52,698,046

Hotels & Motels — 0.5%
Station Casinos, Inc.(a)	277,178	18,870,278

Hotels, Restaurants & Leisure — 1.9%
Marriott International, Inc. (Class A Stock)	722,000	27,522,640
McDonald’s Corp.	790,361	26,556,130
OSI Restaurant Partners, Inc.(a)	746,060	25,813,676

		79,892,446

Household Durables — 0.3%
Newell Rubbermaid, Inc.(a)	534,908	13,816,674

Household Products — 1.3%
Kimberly-Clark Corp.	445,100	27,462,670
Procter & Gamble Co.	486,978	27,075,977

		54,538,647

Independent Power Producers & Energy Traders — 0.8%
TXU Corp.	558,600	33,398,694

Industrial Conglomerates — 2.1%
3M Co.	238,800	19,287,876
General Electric Co.	2,063,363	68,008,444
Tyco International Ltd.	16,708	459,470

		87,755,790

Insurance — 3.9%
AFLAC, Inc.	515,570	23,896,670
Allstate Corp. (The)	2,922	159,921
American International Group, Inc.	628,510	37,113,515
Axis Capital Holdings Ltd.	811,700	23,222,737

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Insurance (cont’d.)
Berkshire Hathaway, Inc. (Class A Stock)*	211	$19,340,049
Chubb Corp.	494,764	24,688,724
Conseco, Inc.	2,165	50,012
Hartford Financial Services Group, Inc.	614	51,944
Loews Corp.	943,200	33,436,440

		161,960,012

Internet Software & Services — 2.1%
eBay, Inc.*	243,100	7,120,399
Google, Inc. (Class A Stock)*	100,000	41,933,000
Oracle Corp.*	10,373	150,305
Yahoo!, Inc.*	1,165,625	38,465,625

		87,669,329

Leisure Equipment & Products
Mattel, Inc.	2,812	46,426

Media — 5.1%
CBS Corp. (Class B Stock)	3,523	95,297
Comcast Corp. (Class A Stock)(a)*	904,100	29,600,234
Comcast Corp. (Special Class A Stock)*	1,045	34,255
EchoStar Communications Corp. (Class A Stock)(a)	590,119	18,181,566
Liberty Global, Inc.*	1,170,220	24,071,425
News Corp. (Class A Stock)	1,752,926	33,621,121
News Corp. (Class B Stock)(a)	1,335,838	26,957,211
Time Warner, Inc.*	1,390,206	24,050,564
Univision Communications, Inc. (Class A Stock)*	1,102	36,917
Viacom, Inc. (Class B Stock)*	576,619	20,666,025
Walt Disney Co.(a)	1,039,100	31,173,000

		208,487,615

Metals & Mining — 3.5%
Barrick Gold Corp. (Canada)	1,950,538	57,735,925
Cia Vale Do Rio Doce, ADR (Brazil)	1,402,700	33,720,908
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	425,000	23,549,250
Phelps Dodge Corp.(a)	326,600	26,833,456

		141,839,539

Multi-Utilities — 1.7%
Sempra Energy	1,507,346	68,554,096

Multiline Retail — 1.3%
Federated Department Stores, Inc.	806,000	29,499,600
J.C. Penney Co., Inc.	1,300	87,763
Kohl’s Corp.*	530	31,334
Staples, Inc.	543,741	13,223,781
Target Corp.	236,513	11,558,390

		54,400,868

Office Electronics — 0.8%
Xerox Corp.*	2,246,100	31,243,251

SEE NOTES TO FINANCIAL STATEMENTS.

B32

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Oil, Gas & Consumable Fuels — 7.8%
Apache Corp.	412,210	$28,133,332
ConocoPhillips	291,786	19,120,737
Exxon Mobil Corp.(a)	772,528	47,394,593
Marathon Oil Corp.	321,300	26,764,290
Nexen, Inc.	842,831	47,653,665
Occidental Petroleum Corp.	306,200	31,400,810
Petroleo Brasileiro SA, ADR (Brazil)	276,100	24,658,491
Suncor Energy, Inc. (Canada)	624,825	50,584,439
Total SA, ADR (France)	655,426	42,943,511

		318,653,868

Pharmaceuticals — 5.0%
Abbott Laboratories	3,655	159,394
Eli Lilly & Co.	1,697	93,793
Johnson & Johnson	2,172	130,146
MedImmune, Inc.*	1,986	53,821
Merck & Co., Inc.	4,000	145,720
Novartis AG, ADR (Switzerland)	902,700	48,673,584
Pfizer, Inc.	798,200	18,733,754
Roche Holdings Ltd., ADR (Switzerland)	442,200	36,476,990
Sanofi-Aventis, ADR (France)	1,144,722	55,747,961
Sepracor, Inc.(a)*	1,200	68,568
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	908,212	28,690,417
Wyeth	400,609	17,791,046

		206,765,194

Retail & Merchandising — 0.7%
Best Buy Co., Inc.	501,800	27,518,712
CVS Corp.	1,060	32,542
TJX Cos., Inc.	1,310	29,947

		27,581,201

Semiconductors & Semiconductor Equipment — 2.9%
Analog Devices, Inc.	1,080	34,711
ASML Holding NV (Netherlands)(a)*	940,416	19,015,212
Broadcom Corp., (Class A Stock)*	768,450	23,091,922
Fisher Scientific International, Inc.*(a)	275	20,089
Intel Corp.	4,300	81,485
KLA-Tencor Corp.*	552	22,947
Marvell Technology Group Ltd.*(a)	495,905	21,983,469
Maxim Integrated Products, Inc.(a)	652,900	20,964,619
Texas Instruments, Inc.	1,104,155	33,444,855
Xilinx, Inc.	1,070	24,235

		118,683,544

Software — 4.1%
Adobe Systems, Inc.*	1,571,913	47,723,279
Electronic Arts, Inc.*	323,052	13,904,158
Mercury Interactive Corp.*	922	32,242
Microsoft Corp.	3,184,295	74,194,074

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Software (cont’d.)
SAP AG, ADR (Germany)(a)	579,400	$30,430,088
Symantec Corp.(a)*	13,210	205,283

		166,489,124

Specialty Retail — 1.2%
Bed Bath & Beyond, Inc.*	770	25,541
Home Depot, Inc.	1,090,045	39,012,710
Lowe’s Cos., Inc.	1,492	90,520
Williams-Sonoma, Inc.	307,100	10,456,755

		49,585,526

Supplies — 0.5%
Paychex, Inc.	529,810	20,651,994

Technology
Seagate Technology, Inc.	176	—

Telecommunications — 0.4%
ADC Telecommunications, Inc.	5,100	85,986
Alltel Corp.	272,448	17,390,356
Comverse Technology, Inc.*	24,803	490,355
Embarq Corp.	661	27,094

		17,993,791

Textiles, Apparel & Luxury Goods — 0.9%
Coach, Inc.*	542,600	16,223,740
NIKE, Inc. (Class B Stock)	242,000	19,602,000

		35,825,740

Tobacco — 1.3%
Altria Group, Inc.	724,800	53,222,064

Transportation
Expeditors International Washington, Inc.(a)	566	31,702
FedEx Corp.	250	29,215

		60,917

Wireless Telecommunication Services — 1.4%
Sprint Nextel Corp.	2,974,208	59,454,418

TOTAL LONG-TERM INVESTMENTS (cost $3,492,507,374)		3,995,013,856

SHORT-TERM INVESTMENT — 8.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund —Taxable Money Market Series (cost $367,504,511; includes $286,877,190 of cash collateral for securities on loan) (Note 4)(b)(w)	367,504,511	367,504,511

TOTAL INVESTMENTS — 106.1% (cost $3,860,011,885)		4,362,518,367
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.1)%		(251,095,934)

NET ASSETS — 100.0%		$4,111,422,433

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
RDU	Restricted Depositary Unit.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $276,715,290; cash collateral of $286,877,190 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers unless otherwise noted 144A securities are deemed to be liquid.
(d)	As of June 30, 2006, one security representing $25,025,130 and 0.6% of the total market value of the Portfolio was fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

B33

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 were as follows:

Affiliated Money Market Fund (including 7.0% of collateral received for securities on loan)	8.9%
Oil, Gas & Consumable Fuels	7.8
Diversified Financial Services	6.0
Capital Markets	5.7
Media	5.1
Pharmaceuticals	5.0
Communication Equipment	4.4
Software	4.1
Aerospace & Defense	4.0
Insurance	3.9
Metals & Mining	3.5
Food & Staples Retailing	3.2
Biotechnology	3.0
Semiconductors & Semiconductor Equipment	2.9
Food Products	2.6
Industrial Conglomerates	2.1
Internet Software & Services	2.1
Beverages	1.9
Chemicals	1.9
Hotels, Restaurants & Leisure	1.9
Multi-Utilities	1.7
Commercial Banks	1.6
Consumer Finance	1.6
Wireless Telecommunication Services	1.4
Healthcare Providers & Services	1.3
Household Products	1.3
Multiline Retail	1.3
Tobacco	1.3
Financial – Bank & Trust	1.2
Specialty Retail	1.2
Energy Equipment & Services	1.0
Building Materials	0.9
Electronic Components	0.9
Textiles, Apparel & Luxury Goods	0.9
Building Products	0.8
Commercial Services & Supplies	0.8
Independent Power Producers & Energy Traders	0.8
Office Electronics	0.8
Computers & Peripherals	0.7
Retail & Merchandising	0.7
Healthcare Equipment & Supplies	0.6
Construction	0.5
Diversified	0.5
Hotels & Motels	0.5
Supplies	0.5
Consumer Products & Services	0.4
Telecommunications	0.4
Household Durables	0.3
Electronic Equipment & Instruments	0.2

106.1
Liabilities in excess of other assets	(6.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B34

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 90.5%		Value (Note 2)
COMMON STOCKS — 65.4%	Shares

Advertising
Pagesjaunes Groupe SA (France)	1,270	$39,879

Aerospace/Defense — 1.7%
Armor Holdings, Inc.(a)	22,600	1,239,158
European Aeronautic Defence and Space Company (Netherlands)	18,303	525,799
General Dynamics Corp.	47,400	3,102,804
Honeywell International, Inc.	97,900	3,945,370
L-3 Communications Holdings, Inc.	56,400	4,253,688
Lockheed Martin Corp.	287,900	20,653,946
Northrop Grumman Corp.	310,000	19,858,600
Raytheon Co.	122,600	5,464,282
United Technologies Corp.	19,400	1,230,348

		60,273,995

Apparel — 0.6%
Coach, Inc.(a)	425,800	12,731,420
Fossil, Inc.(b)	30,700	552,907
Liz Claiborne, Inc.	84,900	3,146,394
Sega Sammy Holdings, Inc. (Japan)	17,500	648,375
The Berkeley Group Holdings PLC (United Kingdom)	8,224	184,472
The Gap, Inc.	66,100	1,150,140
V.F. Corp.(b)	24,200	1,643,664
Yue Yuen Industrial Holdings (Hong Kong)	12,500	34,363

		20,091,735

Autos – Cars & Trucks — 0.7%
Continental AG (Germany)	6,813	697,308
DaimlerChrysler AG (Germany)	4,178	206,060
Ford Motor Co.(b)	505,900	3,505,887
Harley-Davidson, Inc.	54,100	2,969,549
Hino Motors Limited (Japan)	11,000	64,016
Honda Motor Co., Ltd. (Japan)	35,800	1,135,564
NGK Spark Plug Co., Ltd. (Japan)	7,000	140,685
Nissan Motor Co., Ltd. (Japan)	45,400	495,893
PACCAR, Inc.(b)	139,000	11,450,820
Renault SA (France)	3,003	322,643
Rieter Holding AG (Switzerland)	317	121,868
Toyota Motor Corp. (Japan)	24,400	1,277,141
Volkswagen AG (Germany)	4,897	343,240
Volvo AB (Class “A” Stock) (Sweden)	1,400	67,503
Volvo AB (Class “B” Stock) (Sweden)	1,000	49,189

		22,847,366

Banks & Savings & Loans — 4.1%
ABN Amro Holding NV (Netherlands)	7,715	211,074
Allied Irish Banks PLC (Ireland)	1,492	35,801
Alpha Credit Bank (Greece)	6,594	164,295
AmSouth Bancorporation	29,200	772,340
Australia and New Zealand Banking Group Ltd. (Australia)	21,850	431,736
Banca Intesa S.p.A (Italy)	117,140	686,212
Banca Popolare di Milano (Italy)	2,430	30,972
Banche Popolari Unite Scpa (Italy)	5,055	130,799
Banco Bilbao Vizcaya Argentaria SA (Spain)	40,234	827,498

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Banks & Savings & Loans (cont’d.)
Banco Comercial Portugues SA (Portugal)	176,183	$500,270
Banco Espirito Santo SA (Portugal)	5,035	67,878
Banco Popolare di Verona e Novara Scrl (Italy)	5,671	151,961
Banco Santander Central Hispano SA (Spain)	104,257	1,522,857
Bank of America Corp.	652,282	31,374,763
Barclays PLC (United Kingdom)	85,075	966,744
BB&T Corp.(b)	189,000	7,860,510
BNP Paribas (France)	15,359	1,470,423
Capitalia S.p.A (Italy)	4,414	36,217
Chiba Bank Ltd. (The) (Japan)	8,000	74,799
Comerica, Inc.	176,800	9,191,832
Commonwealth Bank of Australia (Australia)	8,469	279,487
Credit Agricole SA (France)	18,220	693,303
Danske Bank A/S (Denmark)	18,900	719,463
Dexia (Belgium)	14,203	341,527
DNB NOR ASA (Norway)	38,600	479,020
First BanCorp. (Puerto Rico)	83,100	772,830
FirstFed Financial Corp.(b)	33,000	1,903,110
HSBC Holdings PLC (United Kingdom)	156,222	2,748,770
Huntington Bancshares, Inc.	47,500	1,120,050
KeyCorp.	268,200	9,569,376
Lloyds TSB Group PLC (United Kingdom)	53,801	528,787
Mitsubishi Tokyo Financial Group, Inc. (Japan)	33	461,377
Mitsui Trust Holdings, Inc. (Japan)	27,000	324,406
Mizuho Financial Group, Inc. (Japan)	176	1,490,248
National City Corp.	237,900	8,609,601
Popular, Inc. (Puerto Rico)	42,900	823,680
Regions Financial Corp.	90,500	2,997,360
Royal Bank of Scotland Group PLC (United Kingdom)	52,087	1,712,571
Sanpaolo IMI S.p.A. (Italy)	20,597	364,346
Shinsei Bank Ltd. (Japan)	13,000	82,358
Skandinaviska Enskilda Banken (Class “A” Stock) (Sweden)	11,600	276,430
Societe Generale (France)	7,733	1,137,453
Sumitomo Mitsui Financial Group, Inc. (Japan)	51	539,235
SunTrust Banks, Inc.	56,500	4,308,690
Svenska Handelbanken (Class “A” Stock) (Sweden)	11,200	288,686
U.S. Bancorp	639,832	19,758,012
UniCredito Italiano S.p.A. (Italy)	16,456	128,814
United Overseas Bank Ltd. (Singapore)	31,000	305,525
Wachovia Corp.(b)	210,600	11,389,248
Wells Fargo & Co.	152,600	10,236,408

		140,899,152

SEE NOTES TO FINANCIAL STATEMENTS.

B35

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Biotechnology — 0.3%
Biogen Idec, Inc.(a)(b)	163,100	$7,556,423
ImClone Systems, Inc.(b)	26,100	1,008,504

		8,564,927

Building Materials
CRH PLC (Ireland)	1,336	43,438
Italcementi S.p.A (Italy)	2,577	65,197
Orkla ASA (Class “A” Stock) (Norway)	2,950	136,721

		245,356

Capital Goods — 0.2%
Amada Co., Ltd. (Japan)	23,000	241,174
CIE DE Saint-Gobain (France)	7,856	561,696
Geberit AG (Switzerland)	60	69,396
Hitachi Construction Machine (Japan)	5,300	127,591
JS Group Corp. (Japan)	9,600	201,748
Kajima Corp. (Japan)	40,000	183,502
Komatsu Ltd. (Japan)	37,000	735,539
Komori Corp. (Japan)	8,000	170,220
Marubeni Corp. (Japan)	99,000	527,700
Matsushita Electric Works (Japan)	5,000	55,531
Mitsubishi Electronics Corp. (Japan)	12,000	96,155
Nippon Sheet Glass Co., Ltd. (Japan)	33,000	183,397
NTN Corp. (Japan)	29,000	229,334
Obayashi Corp. (Japan)	85,000	584,542
Sandvik AB (Sweden)	2,500	29,093
Sanwa Shutter Corp. (Japan)	6,000	35,337
Schneider Electric SA (France)	3,945	411,237
Shimizu Corp. (Japan)	39,000	218,446
Sumitomo Electric Industries Ltd. (Japan)	15,700	229,930
Tomkins PLC (United Kingdom)	43,587	231,931
Vallourec SA (France)	609	732,206
Wienerberger AG (Austria)	1,379	65,526
Yit Oyj (Finland)	25,500	625,245

		6,546,476

Chemicals — 0.5%
CF Industries Holding, Inc.	37,000	527,620
Clariant AG (Switzerland)	3,379	47,954
Eastman Chemical Co.	25,400	1,371,600
Mitsubishi Chemical Holdings (Japan)	108,500	677,888
Mitsubishi Gas Chemical Co., Inc. (Japan)	8,000	91,716
NOK Corp. (Japan)	2,500	72,527
OM Group, Inc.	52,000	1,604,200
Sumitomo Bakelite Co., Ltd. (Japan)	10,000	93,848
Sumitomo Chemical Co., Ltd. (Japan)	8,000	66,690
The Dow Chemical Co.	362,700	14,156,181

		18,710,224

Commercial Services
Capita Group PLC (United Kingdom)	6,147	52,459
Imperial Tobacco Group PLC (United Kingdom)	6,261	193,236

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Commercial Services (cont’d.)
Randstad Holdings NV (Netherlands)	2,745	$160,944
Societe Generale Surveilla (Switzerland)	215	204,000

		610,639

Communications Equipment
Polycom, Inc.	40,900	896,528

Computers — 1.9%
Dell, Inc.(a)(b)	244,000	5,956,040
Hewlett-Packard Co.	742,665	23,527,627
International Business Machines Corp.	466,400	35,828,848

		65,312,515

Computer Services — 2.4%
Black Box Corp.	16,700	640,111
Cisco Systems, Inc.(a)	610,700	11,926,971
EMC Corp.(a)	324,000	3,554,280
Lexmark International, Inc.(a)	111,000	6,197,130
Microsoft Corp.(b)	2,341,000	54,545,300
MicroStrategy, Inc. (Class “A” Stock)(a)	32,600	3,179,152
Western Digital Corp.	146,100	2,894,241

		82,937,185

Construction — 0.9%
ACS Actividades de Construccion y Servicios SA (Spain)	587	24,484
American Woodmark Corp.	10,200	357,408
Barratt Developments PLC (United Kingdom)	14,680	257,349
Bovis Homes Group PLC (United Kingdom)	10,253	152,249
Daito Trust Construction Co., Ltd. (Japan)	1,600	88,640
Eagle Materials, Inc.	207,800	9,870,499
Fletcher Building Ltd. (New Zealand)	9,932	55,372
George Wimpey PLC (United Kingdom)	17,956	150,997
Granite Construction, Inc.	34,800	1,575,396
Hammerson PLC (United Kingdom)	5,947	130,208
Jones Lang Lasalle, Inc.(b)	39,700	3,475,735
Leopalace21 Corp. (Japan)	4,200	144,967
Martin Marietta Materials, Inc.	94,800	8,641,020
Masco Corp.	120,400	3,568,656
NCI Buildings Systems, Inc.(b)	18,400	978,328
Sumitono Realty & Development (Japan)	11,000	271,059
Taylor Woodrow PLC (United Kingdom)	79,217	489,274
Vulcan Materials Co.(b)	8,400	655,200

		30,886,841

Construction Materials
Holcim, Ltd (Switzerland)	4,535	347,576
Lafarge SA (France)	3,794	476,295

SEE NOTES TO FINANCIAL STATEMENTS.

B36

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Construction Materials (cont’d.)
Sumitomo Osaka Cement Co., Ltd. (Japan)	40,000	$123,034
Taiheiyo Cement Corp. (Japan)	14,000	51,625

		998,530

Consumer
Makita Corp. (Japan)	7,200	227,753

Distribution/Wholesaler — 0.1%
Building Materials Holding Corp.(b)	97,600	2,720,111
Hays PLC (United Kingdom)	18,051	45,063
Itochu Corp. (Japan)	69,000	605,951
Mitsubishi Corp. (Japan)	29,600	591,017
Mitsui & Co., Ltd. (Japan)	6,000	84,726
Sumitomo Corp. (Japan)	28,000	369,207
The Sherwin-Williams Co.	11,500	546,020
United Stationers, Inc.	5,000	246,600

		5,208,695

Diversified Consumer Services
Bright Horizons Family Solutions, Inc.	4,000	150,760
Corinthian Colleges, Inc.	16,600	238,376
ITT Educational Services, Inc.	16,900	1,112,189

		1,501,325

Diversified Financial Services — 0.3%
Credit Suisse Group (Switzerland)	17,803	996,053
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	8,000	51,453
ING Groep NV (Netherlands)	27,412	1,077,435
Moody’s Corp.	80,000	4,356,799
Oko Bank (Finland)	4,500	66,191
Orix Corp. (Japan)	1,120	273,541
Takefuji Corp. (Japan)	1,250	74,493
The Nomura Holdings, Inc. (Japan)	14,100	264,283
UBS AG (Switzerland)	16,442	1,802,158

		8,962,406

Diversified Operations — 2.6%
Cendant Corp.	80,300	1,308,087
Eaton Corp.	42,800	3,227,120
General Electric Co.	1,824,100	60,122,336
Illinois Tool Works, Inc.	53,100	2,522,250
Ingersoll-Rand Co. (Class “A” Stock) (Bermuda)(b)	389,000	16,641,420
Mueller Industries, Inc.	38,100	1,258,443
Tyco International, Ltd. (Bermuda)	171,300	4,710,750

		89,790,406

Drugs & Medical Supplies — 4.9%
Abbott Laboratories	110,000	4,797,100
Amgen, Inc.(a)	382,508	24,950,997
Baxter International, Inc.	388,300	14,273,908
Becton, Dickinson & Co.	234,100	14,310,533
Biosite, Inc.	14,400	657,504
C.R. Bard, Inc.(b)	86,800	6,358,968
Coherent, Inc.	28,000	944,440
Johnson & Johnson	381,098	22,835,392

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Drugs & Medical Supplies (cont’d.)
Laboratory Corp. of America Holdings(a)	5,100	$317,373
Lilly (Eli) & Co.	439,500	24,291,165
Merck & Co., Inc.	673,400	24,531,962
Pfizer, Inc.	1,020,265	23,945,620
PolyMedica Corp.	33,900	1,219,044
Quest Diagnostics, Inc.	78,400	4,697,728

		168,131,734

Electrical Equipment
Belden CDT, Inc.(b)	42,900	1,417,845

Electronic Components
Fujikura Ltd. (Japan)	13,000	143,473
Nitto Denko Corp. (Japan)	800	56,973
Perkin Elmer, Inc.	26,800	560,120

		760,566

Electronics — 1.1%
Agilent Technologies, Inc.(a)	258,100	8,145,636
Analogic Corp.	6,000	279,660
Arrow Electronics, Inc.	11,400	367,080
Cookson Group PLC (United Kingdom)	19,042	184,955
Emerson Electric Co.	179,600	15,052,276
Fanuc Ltd. (Japan)	2,700	242,538
Nikon Corp. (Japan)	13,000	226,966
Rockwell Automation, Inc.	400	28,804
Sharp Corp. (Japan)	3,000	47,396
Siemens AG (Germany)	2,011	175,036
Synopsys, Inc.(a)	178,200	3,344,814
Tech Data Corp.(a)	62,800	2,405,868
Thomas & Betts Corp.(a)	3,300	169,290
Vishay Intertechnology, Inc.	120,900	1,901,757
Waters Corp.(a)	167,300	7,428,120

		40,000,196

Energy — 1.0%
BG Group PLC (United Kingdom)	2,761	36,889
BP PLC (United Kingdom)	162,769	1,897,773
Chesapeake Energy Corp.	435,500	13,173,876
Eni S.p.A (Italy)	37,716	1,110,983
Hess Corp.	126,000	6,659,100
Motor Oil (Hellas) SA (Greece)	1,502	40,036
Neste Oil Oyj (Finland)	11,300	398,043
Nippon Oil Corp. (Japan)	47,000	343,341
Norsk Hydro ASA (Norway)	15,100	400,247
OMV AG (Austria)	2,194	130,630
Questar Corp.	10,600	853,194
Repsol YPF SA (Spain)	30,796	881,934
Royal Dutch Shell PLC (United Kingdom)	39,481	1,328,761
Royal Dutch Shell PLC (Class “B” Stock) (United Kingdom)	47,667	1,666,851
Santos Ltd. (Australia)	11,262	101,263
Sempra Energy	91,973	4,182,932
Statoil ASA (Norway)	11,250	318,981
TGS Nopec Geophysical Co., ASA (Norway)	1,893	33,451

SEE NOTES TO FINANCIAL STATEMENTS.

B37

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Energy (cont’d)
Total SA (France)	12,792	$841,805
Woodside Petroleum Ltd. (Australia)	2,861	93,545
Worley Group Ltd. (Australia)	18,078	270,019

		34,763,654

Energy Equipment & Services — 0.1%
Basic Energy Services, Inc.	18,700	571,659
D/S Torm A/S (Denmark)	1,300	61,970
ENSCO International, Inc.	7,600	349,752
National-Oilwell Varco, Inc.	29,300	1,855,276
Patterson-UTI Energy, Inc.	51,300	1,452,303
Seacor Smit, Inc.(b)	10,700	878,470

		5,169,430

Engineering
Linde AG (Germany)	748	57,672

Financial Services — 6.8%
Accredited Home Lenders Holdings, Co.(b)	37,900	1,811,999
American Express Co.	22,500	1,197,450
AmeriCredit Corp.(a)(b)	157,000	4,383,440
Babcock & Brown Ltd. (Australia)	11,265	181,568
Bear, Stearns & Co., Inc.	25,300	3,544,024
Capital One Financial Corp.	13,700	1,170,665
CIT Group, Inc.	218,800	11,441,052
Citigroup, Inc.	1,100,762	53,100,759
Comerzbank AG (Germany)	5,363	194,743
Countrywide Credit Industries, Inc.	193,800	7,379,904
D. Carnegie & Co. AB (Sweden)	6,400	117,386
Daiwa Securities Group, Inc. (Japan)	27,000	321,811
Deutsche Bank AG (Germany)	10,563	1,188,393
Fiserv, Inc.(a)	295,600	13,408,416
Fortis (Belgium)	18,120	616,956
Freddie Mac	168,300	9,594,783
Goldman Sachs Group, Inc.	189,200	28,461,356
Greenhill & Co., Inc.	21,500	1,306,340
J.P. Morgan Chase & Co.	788,594	33,120,948
Lehman Brothers Holdings, Inc.	305,000	19,870,750
Merrill Lynch & Co., Inc.	199,200	13,856,352
Morgan Stanley	390,690	24,695,515
R. R. Donnelley & Sons Co.(b)	137,800	4,402,710

		235,367,320

Food & Beverage — 2.8%
Anheuser-Busch Cos., Inc.	2,100	95,739
Archer-Daniels-Midland Co.	31,300	1,292,064
Cadbury Schweppes PLC (United Kingdom)	16,113	155,388
Carlsberg A/S (Denmark)	1,250	91,416
Chiquita Brands International, Inc.	174,400	2,403,232
Coca-Cola Co.	702,900	30,238,758
Coca-Cola Enterprises, Inc.	292,200	5,952,114
Coca-Cola Hellenic Bottling Co., SA (Greece)	5,250	156,460
Dean Foods Co.	27,600	1,026,444
Diageo PLC (United Kingdom)	4,238	71,277
East Asiatic Co. Ltd. A/S (Denmark)	2,500	94,417
Foster’s Group Ltd. (Australia)	41,690	169,460
General Mills, Inc.	63,900	3,301,074

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Food & Beverage (cont’d.)
Heineken NV (Netherlands)	5,715	$242,319
Hormel Foods Corp.	20,000	742,800
Kraft Foods, Inc.	72,100	2,227,890
Meiji Dairies Corp. (Japan)	5,000	34,909
Molson Coors Brewing Co.	13,200	896,016
Nestle SA (Class “B” Stock) (Switzerland)	4,294	1,348,735
Nisshin Flour Milling (Japan)	16,500	183,830
Nissin Food Products Co. Ltd. (Japan)	3,700	130,619
Pepsi Bottling Group, Inc.	148,900	4,787,135
PepsiAmericas, Inc.	10,600	234,366
PepsiCo, Inc.	266,520	16,001,861
Pernod-Ricard SA (France)	523	103,686
Sabmiller PLC (United Kingdom)	39,487	711,579
Sara Lee Corp.	61,600	986,832
Smithfield Foods, Inc.(a)	32,600	939,858
Sonic Corp.	73,300	1,523,907
Suedzucker AG (Germany)	2,756	61,195
SUPERVALU, Inc.	300,600	9,228,420
The Kroger Co.(a)	457,100	9,992,206
Toyo Suisan Kaisha Ltd. (Japan)	2,000	31,318
Unilever NV (Netherlands)	15,567	353,022
Unilever PLC (United Kingdom)	10,309	231,813

		96,042,159

Food & Staples Retailing
Casino Guichard-Perrachon SA (France)	9,015	685,497

Forest Products — 0.2%
Louisiana-Pacific Corp.	128,600	2,816,340
Svenska Cellulosa AB (Sca) (Class “B” Stock) (Sweden)	12,400	512,592
Temple-Inland, Inc.	104,600	4,484,202

		7,813,134

Healthcare — 0.2%
Altana AG (Germany)	4,760	265,814
Boston Scientific Corp.(a)	449,300	7,566,212
UnitedHealth Group, Inc.	11,900	532,882

		8,364,908

Healthcare Equipment & Supplies
Cochlear Ltd. (Australia)	4,644	188,526
Phonak Holding AG (Switzerland)	2,894	180,971
William Demant Holding (Denmark)	1,550	115,881

		485,378

Healthcare Providers & Services — 0.3%
Coventry Health Care Inc.	106,200	5,834,628
H & E Equipment Services, Inc.	14,300	421,135
Health Net, Inc.	99,500	4,494,415
Lincare Holdings, Inc.	19,800	749,232

		11,499,410

Healthcare Technology — 0.1%
Emdeon Corp.	417,700	5,183,657
Trizetto Group	2,100	31,059

		5,214,716

SEE NOTES TO FINANCIAL STATEMENTS.

B38

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Hospital Management — 0.5%
HCA, Inc.(b)	271,800	$11,728,170
WellPoint, Inc.(a)	102,000	7,422,540

		19,150,710

Household & Personal Care Products — 0.6%
Chattem, Inc.(a)	54,100	1,643,017
Kimberly-Clark Corp.	317,400	19,583,580
Tempur-Pedic International, Inc.(b)	76,700	1,036,217

		22,262,814

Household Durables
Jarden Corp.	11,300	344,085
Leggett & Platt, Inc.	16,800	419,664
Matsushita Electric Industrial Co. Ltd. (Japan)	22,000	464,261

		1,228,010

Household Products — 0.8%
Energizer Holdings, Inc.(a)(b)	53,200	3,115,924
Fisher & Paykel Appliances Holdings Ltd. (New Zealand)	30,119	84,600
Procter & Gamble Co.	415,205	23,085,398
Reckitt Benckiser PLC (United Kingdom)	9,343	349,000

		26,634,922

Industrial
Kubota Corp. (Japan)	19,000	180,138

Insurance — 3.5%
ACE Ltd. (Cayman Islands)	22,200	1,123,098
Aegon NV (Netherlands)	36,040	616,317
Allianz AG (Germany)	4,824	761,704
Allstate Corp.	376,800	20,622,265
American International Group, Inc.	310,835	18,354,807
Aviva PLC (United Kingdom)	65,961	933,727
AXA SA (France)	36,544	1,199,390
CIGNA Corp.	120,400	11,860,604
CNA Financial Corp.(a)	25,700	847,072
LandAmerica Financial Group, Inc.	25,800	1,666,680
Loews Corp.	81,400	2,885,630
MBIA, Inc.(b)	141,200	8,267,260
MetLife, Inc.(b)	109,000	5,581,890
MGIC Investment Corp.(b)	178,600	11,609,000
Muenchener Rueckversicherungs —Gesellschaft AG (Germany)	3,883	530,825
QBE Insurance Group Ltd. (Australia)	3,606	54,932
Royal & Sun Alliance (United Kingdom)	277,202	689,455
SAFECO Corp.	42,400	2,389,240
Sampo OYJ (Class “A” Stock) (Finland)	24,900	475,177
Swiss Reinsurance (Switzerland)	3,962	276,924
The Hartford Financial Services Group, Inc.(b)	83,200	7,038,720
The St. Paul Travelers Cos., Inc.	429,400	19,142,652
Topdanmark A/S (Denmark)	1,350	188,199
TrygVesta AS (Denmark)	850	53,053
Zurich Financial Services AG (Switzerland)	2,250	493,231

		117,661,852

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Internet & Catalog Retail
IAC/Interactive Corp.(b)	55,300	$1,464,897

Internet Software & Services — 0.2%
Ariba, Inc.	123,200	1,013,936
Digital River, Inc.	70,100	2,831,339
Matsui Securities Co., Ltd. (Japan)	24,700	233,748
Verisign, Inc.(b)	187,700	4,349,009

		8,428,032

Leisure — 0.3%
First Choice Holidays PLC (United Kingdom)	70,252	297,172
Sabre Holdings Corp. (Class “A” Stock)	71,300	1,568,600
Sankyo Co., Ltd. (Japan)	3,200	203,286
Sky City Entertainment Group Ltd. (New Zealand)	30,326	99,779
Starbucks Corp.(a)(b)	208,300	7,865,407

		10,034,244

Machinery & Equipment — 0.4%
Caterpillar, Inc.	32,000	2,383,360
Cummins, Inc.	98,200	12,004,950
Metso Oyj (Finland)	1,500	54,430
Oskosh Truck Corp. (Class “B” Stock)	19,300	917,136

		15,359,876

Manufacturing — 0.3%
3M Co.	97,400	7,866,999
Actuant Corp.	1,800	89,910
Acuity Brands, Inc.	19,300	750,963
Gunze Ltd. (Japan)	23,000	137,067
Koninklijke DSM NV (Netherlands)	1,569	65,342
Mitsubishi Rayon Co., Ltd. (Japan)	11,000	89,584
Parker Hannifin Corp.	7,000	543,200
Rinker Group, Ltd.	27,782	338,369
Teijin Ltd. (Japan)	67,000	425,044
Thyssenkrupp AG (Germany)	12,551	428,625
Yara International ASA (Norway)	6,800	90,668

		10,825,771

Media — 1.6%
CBS Corp. (Class “B” Stock)	569,219	15,397,375
Comcast Corp. (Special Class “A” Stock)(a)(b)	416,982	13,651,991
Echostar Communications Corp. (Class “A” Stock)	44,000	1,355,640
Emap PLC (United Kingdom)	2,676	42,136
Fuji Television Network, Inc. (Japan)	38	84,341
Gannett Co., Inc.(b)	225,500	12,612,215
ITV PLC (United Kingdom)	318,749	636,590
McGraw-Hill Cos., Inc. (The)	11,400	572,622
Publicis Groupe (France)	776	29,975
Time Warner, Inc.	341,350	5,905,355
Viacom, Inc. (Class “B” Stock)	145,619	5,218,985
Vivendi Universal SA (France)	30,348	1,063,575
Wolters Kluwer NV (Netherlands)	7,536	178,031

		56,748,831

SEE NOTES TO FINANCIAL STATEMENTS.

B39

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Media & Entertainment — 0.6%
Greek Organization of Football (Greece)	3,130	$113,297
Sony Corp. (Japan)	3,900	172,099
The Directv Group, Inc.(a)	251,400	4,148,100
Tribune Co.(b)	157,400	5,104,482
Univision Communications, Inc.(a)(b)	338,800	11,349,800

		20,887,778

Metals — 0.1%
Arcelor (Luxembourg)	14,267	688,688
BlueScope Steel Ltd. (Australia)	17,346	102,474
Boehler-Uddeholm AG (Austria)	1,436	78,520
Commercial Metals Co.	15,300	393,210
NSK Ltd. (Japan)	7,000	58,048
Outokumpu Oyj (Finland)	12,000	280,879
Sumitomo Metal Industries Ltd. (Japan)	132,000	544,425

		2,146,244

Metals – Non Ferrous — 0.4%
BASF AG (Germany)	13,292	1,066,651
BHP Billiton PLC (United Kingdom)	31,684	614,615
Mitsui Mining & Smelting Co., Ltd. (Japan)	8,000	47,186
Phelps Dodge Corp.	168,300	13,827,528

		15,555,980

Metal – Steel — 0.3%
Daido Steel Co., Ltd. (Japan)	6,000	47,081
Reliance Steel & Aluminum Co.(b)	72,600	6,022,170
United States Steel Corp.	75,500	5,294,060

		11,363,311

Metals & Mining — 0.4%
Alcoa, Inc.	211,600	6,847,375
Alumina, Ltd. (Australia)	46,668	234,084
BHP Billiton, Ltd. (Australia)	65,564	1,412,902
Cleveland-Cliffs, Inc.	7,200	570,888
Quanex Corp.	95,050	4,093,804
Wheeling-Pittsburgh Corp.	15,900	316,251
Zinifex, Ltd. (Australia)	10,810	80,490

		13,555,794

Mining — 0.1%
Anglo American PLC (United Kingdom)	17,333	710,923
Nippon Mining Holdings, Inc. (Japan)	74,000	622,702
Rio Tinto Ltd. (Australia)	8,913	515,290
Rio Tinto PLC (United Kingdom)	2,154	113,880

		1,962,795

Office Equipment & Supplies — 0.3%
Herman Miller, Inc.	74,100	1,909,557
Xerox Corp.(a)	611,700	8,508,747

		10,418,304

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Oil, Gas & Consumable Fuels — 6.1%
Apache Corp.	90,200	$6,156,150
ChevronTexaco Corp.	618,656	38,393,791
Conoco, Inc. (Class “B” Stock)	375,134	24,582,531
Devon Energy Corp.	213,724	12,911,067
Exxon Mobil Corp.	1,223,516	75,062,707
Helmerich & Payne, Inc.	8,900	536,314
Nabors Industries, Ltd. (Bermuda)(a)(b)	360,400	12,177,916
Parker Drilling Co.(a)	93,500	671,330
Schlumberger, Ltd. (Netherlands Antilles)	342,300	22,287,153
Tidewater, Inc.	67,800	3,335,760
Transocean, Inc. (Cayman Islands)(a)	119,000	9,558,080
Unit Corp.(a)	70,400	4,005,056

		209,677,855

Pharmaceuticals — 1.0%
AstraZeneca PLC (United Kingdom)	28,908	1,744,840
Ciba Specialty Chemicals AG (Switzerland)	3,092	172,361
CSL Limited (Australia)	2,317	92,545
Eisai Co., Ltd. (Japan)	2,300	103,504
GlaxoSmithKline PLC (United Kingdom)	85,651	2,393,229
King Pharmaceuticals, Inc.(a)	260,600	4,430,200
Maune Pharma, Ltd. (Australia)	48,103	92,938
Novartis AG (Switzerland)	9,259	501,367
Roche Holding AG-Genusshein (Switzerland)	6,478	1,070,880
Sanofi-Aventis (France)	4,958	483,859
Santen Pharmaceutical Co., Ltd. (Japan)	12,100	287,592
Suzuken Co., Ltd. (Japan)	5,600	222,160
Takeda Chemical Industies (Japan)	11,000	684,376
Wyeth	493,000	21,894,129

		34,173,980

Real Estate
Swire Pacific, Ltd. (Hong Kong)	29,000	299,287
Tokyo Tatemono Co., Ltd. (Japan)	7,000	74,991

		374,278

Real Estate Investment Trusts — 0.2%
American Home Mortgage Investment Corp.(b)	88,200	3,251,052
British Land Co. PLC (United Kingdom)	9,655	225,498
FelCor Lodging Trust, Inc.	12,200	265,228
General Property Trust (Australia)	36,104	116,438
Hospitality Properties Trust	7,700	338,184
Istar Financial, Inc.	6,500	245,375
Kerry Properties, Ltd. (Hong Kong)	17,500	59,600
Mirvac Group (Australia)	52,872	170,908
Nationwide Health Properties, Inc.	20,200	454,702
Newcastle Investment Corp.	11,500	291,180
PSP Swiss Property AG (Switzerland)	1,104	57,072

SEE NOTES TO FINANCIAL STATEMENTS.

B40

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Real Estate Investment Trusts (cont’d.)
SCOR (France)	101,461	$221,913
Wereldhave NV (Netherlands)	1,562	151,939
Wharf Holdings, Ltd. (Hong Kong)	28,000	99,507

		5,948,596

Restaurants — 1.1%
Applebee’s International, Inc.	71,500	1,374,230
Brinker International, Inc. (Australia)	109,000	3,956,700
Darden Restaurants, Inc.	172,500	6,796,500
Jack in the Box, Inc.(a)	12,300	482,160
McDonald’s Corp.	486,400	16,343,040
Yum! Brands, Inc.	177,800	8,938,006

		37,890,636

Retail — 3.2%
American Eagle Outfitters, Inc.	320,400	10,906,416
Aoyama Trading Co., Ltd. (Japan)	2,200	68,822
Autobacs Seven Co., Ltd. (Japan)	1,900	82,681
Bed Bath & Beyond, Inc.(a)	25,800	855,786
Carter’s, Inc.(a)	5,400	142,722
Coles Myer, Ltd. (Australia)	15,451	130,432
Costco Wholesale Corp.	11,800	674,134
Delhaize Group (Belgium)	9,678	670,923
Enterprise Inns PLC (United Kingdom)	27,948	489,944
Family Dollar Stores, Inc.	11,300	276,059
Fast Retailing Co., Ltd. (Japan)	1,300	106,213
Federated Department Stores, Inc.	34,500	1,262,700
Home Depot, Inc.	603,350	21,593,896
J.C. Penney Co., Inc.	254,600	17,188,046
Jones Apparel Group, Inc.	24,400	775,676
Lowe’s Cos., Inc. (The)	334,400	20,288,047
Marks & Spencer Group PLC (United Kingdom)	50,286	545,849
Men’s Wearhouse, Inc.	14,400	436,320
Nordstrom, Inc.	11,000	401,500
Petsmart, Inc.(b)	71,600	1,832,960
Pinault Printemps Redoute SA (France)	471	60,063
Rent-A-Center, Inc.(a)	26,500	658,790
Ryohin Keikaku Co., Ltd. (Japan)	1,300	106,554
Safeway, Inc.	420,200	10,925,200
Sainsbury PLC (United Kingdom)	94,968	587,436
Select Comfort Corp.(a)(b)	86,950	1,997,242
Swatch Group AG (Switzerland)	1,061	37,058
USS Co., Ltd. (Japan)	400	26,424
Wal-Mart Stores, Inc.	296,700	14,292,039

		107,419,932

Semiconductors & Semiconductor Equipment — 2.3%
Amkor Technology, Inc.(b)	79,400	751,124
Analog Devices, Inc.	118,600	3,811,804
Applied Materials, Inc.	990,100	16,118,828
ASM Pacific Technology, Ltd. (Hong Kong)	6,500	31,679
Elpida Memory, Inc. (Japan)	13,800	518,525
Freescale Semiconductor, Inc.(a)	122,400	3,598,560
Intel Corp.	487,100	9,230,545
Maxim Integrated Products, Inc.	251,000	8,059,610

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Semiconductors & Semiconductor Equipment (cont’d.)
MEMC Electronic Materials, Inc.	49,800	$1,867,500
Micrel, Inc.(a)	190,900	1,910,909
QLogic Corp.(a)(b)	309,400	5,334,056
Sumco Corp. (Japan)	3,300	188,011
Teradyne, Inc.	26,100	363,573
Texas Instruments, Inc.	710,100	21,508,929
Xilinx, Inc.(b)	284,500	6,443,925

		79,737,578

Software — 0.5%
BMC Software, Inc.(a)	11,000	262,900
Cadence Design System, Inc.(a)	106,800	1,831,620
Informatica Corp.	164,400	2,163,504
Intuit, Inc.(a)	72,800	4,396,392
J2 Global Communications, Inc.(b)	100,400	3,134,488
McAfee, Inc.	56,100	1,361,547
NTT Data Corp. (Japan)	39	168,691
SAP AG (Germany)	2,245	473,505
Vignette Corp.	17,500	255,150
Websense, Inc.	163,200	3,352,128

		17,399,925

Technology — 0.1%
Alps Electric Co., Ltd. (Japan)	13,700	171,190
Canon, Inc. (Japan)	20,850	1,022,094
Foxconn International Holdings Ltd. (Cayman Islands)	19,000	40,611
Hitachi Ltd. (Japan)	65,000	429,395
Hoya Corp. (Japan)	9,800	348,532
Ibiden Co., Ltd. (Japan)	2,300	110,538
Kyocera Corp. (Japan)	3,400	263,230
Nokia Corp. Oyj (Finland)	39,850	813,484
Oce, NV (Netherlands)	16,244	238,519
Ricoh Co., Ltd. (Japan)	8,000	156,938
TDK Corp. (Japan)	6,200	471,339
Telent PLC (United Kingdom)	4,705	45,286
Toray Industries, Inc. (Japan)	19,000	164,864
Uniden Corp. (Japan)	7,000	77,316
Wincor Nixdorf AG (Germany)	561	71,217

		4,424,553

Technology – Software/Services
Yahoo Japan Corp. (Japan)	507	268,474

Telecommunication Services — 0.1%
Bouygues SA (France)	2,881	148,135
KDDI Corp. (Japan)	22	135,145
Nippon Telegraph & Telephone Corp. (Japan)	191	936,307
NTT Docomo, Inc. (Japan)	150	220,203
Singapore Telecommunications (Singapore)	146,000	234,286
Vodafone Group PLC (United Kingdom)	369,514	787,516

		2,461,592

Telecommunications — 2.8%
ALLTEL Corp.	64,800	4,136,184
AT&T, Inc.	746,912	20,831,375
BellSouth Corp.	27,800	1,006,360

SEE NOTES TO FINANCIAL STATEMENTS.

B41

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Telecommunications (cont’d.)
BT Group PLC (United Kingdom)	183,235	$810,677
CenturyTel, Inc.(b)	149,300	5,546,495
Citizens Communications Co.(b)	26,600	347,130
Crown Castle International Corp.(a)(b)	39,900	1,378,146
Deutsche Telekom AG (Germany)	37,298	599,665
Embarq Corp.	5,290	216,837
France Telecom SA (France)	3,424	73,619
Harris Corp.	74,400	3,088,344
Koninklijke (Royal) KPN NV (Netherlands)	47,819	537,622
Motorola, Inc.	970,100	19,547,515
Portugal Telecom, SGPS, SA (Portugal)	35,112	423,951
QUALCOMM, Inc.	405,800	16,260,406
Sprint Nextel Corp.	105,800	2,114,942
Telecom Italia S.p.A (Italy)	128,150	331,099
Telefonica SA (Spain)	27,198	452,935
Telekom Austria AG (Austria)	2,393	53,288
Telia AB (Sweden)	24,000	136,395
Verizon Communications, Inc.	619,588	20,750,001

		98,642,986

Tobacco — 0.9%
Altria Group, Inc.	260,000	19,091,800
British American Tobacco PLC (United Kingdom)	32,134	809,337
Reynolds American, Inc.(b)	89,000	10,261,700
Swedish Match AB (Sweden)	34,000	548,025

		30,710,862

Transportation — 0.1%
Air France KLM (France)	21,878	514,329
British Airways PLC (United Kingdom)	36,995	234,481
Burlington Northern Santa Fe Corp.	29,000	2,298,250
Central Japan Railway Co. (Japan)	44	438,308
Compagnie Maritime Belge SA (Belgium)	907	26,346
Deutsche Lufthansa AG (Germany)	11,278	208,155
East Japan Railway Co. (Japan)	21	155,977
Egl, Inc.(a)	20,300	1,019,059
Euronav NV (Belgium)	880	27,081
Hopewell Holdings (Hong Kong)	57,000	160,733
Kuoni Reisen Holding AG (Switzerland)	122	68,457
Macquarie Airports (Australia)	255,735	583,414
Nippon Express Co., Ltd. (Japan)	13,000	70,203
Nippon Yusen Kabushiki Kaish (Japan)	85,000	552,604
Scania AB (Class “B” Stock) (Sweden)	7,400	336,235
Singapore Airlines Ltd. (Singapore)	26,000	208,611
Stagecoach Group PLC (United Kingdom)	22,121	47,145

		6,949,388

Trucking & Shipping — 1.1%
FedEx Corp.	89,400	10,447,284
OMI Corp.	6,100	132,065

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Trucking & Shipping (cont’d.)

Ryder System, Inc.	19,500	$1,139,385
United Parcel Service, Inc. (Class “B” Stock)(b)	340,500	28,033,365

		39,752,099

Utilities — 0.3%
CMS Energy Corp.	59,300	767,342
Duke Energy Corp.	163,100	4,790,247
Endesa SA (Spain)	28,729	999,119
Energy East Corp.	36,400	871,052
Gas Natural SDG SA (Spain)	4,086	124,749
Hokkaido Electric Power Co., Inc. (Japan)	3,000	71,173
Hong Kong Electric Holdings Ltd. (Hong Kong)	13,500	61,101
Iberdrola SA (Spain)	8,600	296,226
National Grid PLC (United Kingdom)	88,486	957,233
Osaka Gas Co., Ltd. (Japan)	49,000	157,567
The Tokyo Electric Power Co., Inc. (Japan)	10,900	300,979
Tokyo Electron Ltd. (Japan)	7,500	524,292
Tokyo Gas Co., Ltd. (Japan)	19,000	89,488

		10,010,568

Utilities – Electric — 1.4%
Alliant Energy Corp.	9,800	336,140
American Electric Power Co., Inc.	308,500	10,566,125
Chubu Electric Power Co., Inc. (Japan)	5,700	153,906
CLP Holdings Ltd. (Hong Kong)	45,500	266,275
DTE Energy Co.	103,100	4,200,294
E.On AG (Germany)	8,699	1,001,381
Edison International	100,900	3,935,100
Electricidade de Portugal SA (Portugal)	68,772	270,046
Enel S.p.A (Italy)	73,034	629,612
FirstEnergy Corp.	74,400	4,033,224
FPL Group, Inc.(b)	161,900	6,699,422
Gaz de France (France)	1,994	66,949
Kansai Electric Power (Japan)	10,500	234,883
Pinnacle West Capital Corp.	91,900	3,667,729
PPL Corp.(b)	13,900	448,970
TXU Corp.	202,900	12,131,391
Union Fenosa, SA (Spain)	7,205	278,863

		48,920,310

TOTAL COMMON STOCKS (cost $2,075,820,853)		2,281,959,467

PREFERRED STOCKS
Automobiles & Parts
Porsche AG (Germany)	639	619,262

Media
ProSiebenSat.1 Media AG (Germany)	2,496	62,318

TOTAL PREFERRED STOCKS (cost $681,255)		681,580

SEE NOTES TO FINANCIAL STATEMENTS.

B42

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

		Value (Note 2)
	Shares

RIGHTS
Industrial
Holcim Ltd. (Switzerland)	4,535	$2,411
Linde AG (Germany)	748	2,890

		5,301

Insurance
AXA (France)	4	3

TOTAL RIGHTS		5,304

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS — 25.1%
Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc.,(h) Notes, 144A
4.75%	08/15/10	Baa2	$1,450	$1,389,349
5.20%	08/15/15	Baa2	1,060	986,997
Boeing Capital Corp.,(b) Sr. Notes
6.10%	03/01/11	A3	925	939,597
Goodrich Corp.,(h) Notes, 144A
6.80%	07/01/36	Baa3	1,018	1,015,406
Lockheed Martin Corp., Bonds
8.50%	12/01/29	Baa2	120	151,037
Northrop Grumman Corp.
Notes
7.125%	02/15/11	Baa2	3,500	3,682,977
Raytheon Co., Notes
4.50%	11/15/07	Baa2	177	173,771
5.50%	11/15/12	Baa2	595	582,888
6.55%	03/15/10	Baa2	870	890,349
8.30%	03/01/10	Baa2	530	572,216

				10,384,587

Airlines
Continental Airlines, Inc., Pass-thru Certs.
6.648%	09/15/17	Baa3	404	401,823
Southwest Airlines Co., Notes
6.50%	03/01/12	Baa1	1,005	1,025,942

				1,427,765

Asset Backed Securities — 1.1%
American Express Credit Account Master Trust,(g)(h) Ser. 2004-4, Class C, 144A
5.669%	03/15/12	Baa2	1,170	1,177,313
Ser. 2004-C, Class C, 144A
5.699%	02/15/12	Baa2	746	747,871
Amortizing Residential Collateral Trust,(g) 2002-BC7 M2
6.223%	10/25/32	AA+(f)	789	789,620
2002-BC9 M1
6.423%	12/25/32	Aa2	2,498	2,502,232

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Asset Backed Securities (cont’d.)
Bank One Issuance Trust, Ser. 2003-C1, Class C1
4.54%	09/15/10	Baa2	$1,820	$1,786,338
CDC Mortgage Capital Trust,(g) Ser. 2002-HE3, Class M1
6.423%	03/25/33	Aa2	834	835,219
Centex Home Equity,(g) Ser. 2005-A, Class M2
5.823%	01/25/35	Aa2	1,790	1,800,119
Chase Issuance Trust, Ser. 2005-A4, Class A4
4.23%	01/15/13	Aaa	3,200	3,056,358
Citibank Credit Card Issurance Trust, Ser. 2003-C3, Class C3
4.45%	04/07/10	Baa2	1,300	1,270,606
Ser. 2006-C1, Class C1
5.667%	02/20/15	Baa2	1,350	1,355,163
Credit-Based Asset Servicing and Securitization, Ser. 2005-CB6, Class A3
5.12%	07/25/35	Aaa	1,400	1,373,485
Equity One ABS, Inc., Ser. 2004-3, Class M1
5.70%	07/25/34	Aa2	1,280	1,257,490
First Franklin Mortgage Loan Trust,(g)
Ser. 2005-FFH1, Class M2
5.843%	06/25/36	Aa2	1,450	1,462,246
Home Equity Asset Trust,(g) Ser. 2005-7, Class 2A4
5.702%	01/25/36	Aaa	1,100	1,104,782
Household Home Equity Loan Trust,(g) Ser. 2005-2, Class M2
5.757%	01/20/35	Aa1	911	913,843
Household Mortgage Loan Trust,(g) Ser. 2004-HC1, Class M
5.767%	02/20/34	Aa2	203	203,429
MBNA Master Credit Card Trust, Ser. 1999-J, Class A
7.00%	02/15/12	Aaa	1,830	1,909,896
Ser. 2000-E, Class A
7.80%	10/15/12	Aaa	2,940	3,182,534
Morgan Stanley ABS Capital I,(g) Ser. 2004-NC3, Class M2
6.423%	03/25/34	A2	1,460	1,473,771
Morgan Stanley Dean Witter Capital I,(g)
Ser. 2002-HE1, Class M1
5.923%	07/25/32	Aa2	1,750	1,770,604
Ser. 2002-NC2, Class M2
6.872%	04/25/32	A(f)	1,400	1,431,082
Ser. 2002-NC4, Class M1
6.173%	09/25/32	Aaa	1,432	1,465,496
Prestige Auto Receivables Trust,(h) Ser. 2004-1, Class A2, 144A
3.69%	06/15/11	Aaa	717	706,624
Saxon Asset Securities Trust,(g) Ser. 2005-2, Class M2
5.763%	10/25/35	Aa2	1,170	1,177,756

SEE NOTES TO FINANCIAL STATEMENTS.

B43

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Asset Backed Securities (cont’d.)
Securitized Asset Backed Receivables LLC,(g) Ser. 2004-OP1, Class M1
5.832%	02/25/34	Aa2	$1,400	$1,405,345
Structured Asset Securities Corp.,(g) Ser. 2005-RMS1, Class A3
5.622%	02/25/35	AAA(f)	1,100	1,106,207
SVO VOI Mortgage Corp. Ser. 2005-AA. Class A
5.25%	02/20/21	Aaa	847	831,058
WFS Financial Owner Trust, Ser. 2004-4, Class D
3.58%	05/17/12	A3	760	743,394

				38,839,881

Automotive — 0.1%
Auburn Hills Trust, Debs.
12.375%	05/01/20	A3	510	719,861
DaimlerChrysler NA Holding Corp., Gtd. Notes
8.50%	01/18/31	A3	279	315,905
Equus Cayman Finance Ltd.,(h) Notes, 144A (Cayman Islands)
5.50%	09/12/08	Baa3	315	310,198
Hyundai Motor Manufacturing LLC,(h)
Gtd. Notes, 144A
5.30%	12/19/08	Baa3	500	489,301
Johnson Controls, Inc.,
Sr. Notes
5.50%	01/15/16	Baa1	310	294,132

				2,129,397

Banking — 0.5%
Bank of America Corp.
Sub. Notes
6.00%	06/15/16	Aa2	1,775	1,775,421
Bank One Corp.,
Sub. Notes
7.875%	08/01/10	A1	2,250	2,421,083
Citigroup, Inc.,
Notes
5.625%	08/27/12	Aa2	2,800	2,766,461
Notes(b)
6.625%	06/15/32	Aa2	275	283,121
Sub. Notes
5.00%	09/15/14	Aa2	454	424,929
Credit Suisse First Boston USA, Inc.,
Notes
5.125%	08/15/15	Aa3	320	299,084
First Union National Bank,
Sub. Notes
7.80%	08/18/10	Aa3	2,100	2,247,536
HSBC Bank USA,
Sr. Notes
3.875%	09/15/09	Aa2	250	236,665

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Banking (cont’d.)
HSBC Finance Corp.,
Notes(b)
5.00%	06/30/15	Aa3	$310	$286,075
Sr. Notes
5.70%	06/01/11	Aa3	440	437,133
J.P. Morgan Chase & Co.,
Sr. Notes
5.15%	10/01/15	A1	725	676,716
5.25%	05/30/07	Aa3	210	209,025
Sub. Notes
4.60%	01/17/11	Aa3	720	688,046
5.875%	06/13/16	Aa3	535	527,350
6.50%	01/15/09	A1	1,100	1,117,846
Mizuho Finance Ltd. (Cayman Islands),(b)(h)
Bank Gtd. Notes, 144A
5.79%	04/15/14	A2	815	797,894
Santander Central Hispano Issuances,
Bank Gtd. Notes
7.625%	09/14/10	A1	695	742,839
Washington Mutual Bank,
5.65%	08/15/14	A3	290	279,576
Wells Fargo Bank,
Sub. Notes
5.75%	05/16/16	Aa1	500	491,794
6.45%	02/01/11	Aa1	65	66,930

				16,775,524

Brokerage — 0.3%
Bear Stearns Co., Inc.,
Unsec. Notes
5.30%	10/30/15	A1	515	487,282
Lehman Brothers Holdings, Inc.,
Notes
6.625%	01/18/12	A1	1,670	1,728,884
Merrill Lynch & Co., Inc.,
Notes
4.25%	02/08/10	Aa3	1,170	1,112,024
4.79%	08/04/10	Aa3	295	284,990
5.00%	01/15/15	Aa3	460	428,188
5.45%	07/15/14	Aa3	160	154,456
Morgan Stanley,
Notes
5.30%	03/01/13	Aa3	845	817,330
5.375%	10/15/15	Aa3	295	279,265
Sub. Notes
4.75%	04/01/14	A1	1,170	1,072,679
The Goldman Sachs Group Inc.,
Sr. Notes
5.35%	01/15/16	Aa3	1,990	1,879,359
Sub. Notes
6.45%	05/01/36	A1	1,615	1,547,202

				9,791,659

SEE NOTES TO FINANCIAL STATEMENTS.

B44

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Building Materials & Construction — 0.1%
American Standard, Inc.,(b)
Gtd. Notes
7.625%	02/15/10	Baa3	$770	$803,975
Hanson PLC,
Sr. Unsub.
7.875%	09/27/10	Baa1	1,000	1,069,002
Lennar Corp.,(h)
Gtd. Notes, 144A
6.50%	04/15/16	Baa2	835	809,178
The Ryland Group, Inc.,
Sr. Notes
5.375%	06/01/08	Baa3	440	433,311

				3,115,466

Cable — 0.2%
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	Baa2	255	316,837
Comcast Corp.,
Class A
5.65%	06/15/35	Baa2	840	712,923
Gtd. Notes(b)
6.45%	03/15/37	Baa2	675	634,017
Sr. Unsec. Notes
6.50%	11/15/35	Baa2	450	424,787
Cox Communications, Inc.,
Notes, Class A
6.75%	03/15/11	Baa3	950	967,401
7.875%	08/15/09	Baa3	1,275	1,339,544
CSC Holdings, Inc.,
Sr. Notes
7.875%	12/15/07	B2	1,970	1,994,626

				6,390,135

Capital Goods — 0.3%
Caterpillar Financial Services Corp.,
Series, MTN
5.50%	03/15/16	A2	825	800,177
Caterpillar, Inc.,
Debs.
7.25%	09/15/09	A2	700	733,939
Cooper Cameron Corp.,
Sr. Notes
2.65%	04/15/07	Baa1	330	320,770
ERAC USA Finance Co.,(h)
Gtd. Notes, 144A
7.35%	06/15/08	Baa1	1,950	2,001,445
FedEx Corp.,
Gtd. Notes
7.25%	02/15/11	Baa2	400	421,643
Notes
2.65%	04/01/07	Baa2	1,600	1,562,318
Honeywell International, Inc.,
Bonds
6.125%	11/01/11	A2	1,095	1,115,156
Sr. Unsec. Notes
5.70%	03/15/36	A2	470	439,437

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Capital Goods (cont’d.)
Tyco International Group SA (Bermuda),
Gtd. Notes
6.00%	11/15/13	Baa3	$1,265	$1,253,230
United Technologies Corp.,
Debs.
8.875%	11/15/19	A2	460	575,059
Notes
6.35%	03/01/11	A2	825	844,542
Waste Management, Inc.,
Gtd. Notes
7.75%	05/15/32	Baa3	220	248,177

				10,315,893

Chemicals — 0.3%
Huntsman International LLC,
Gtd. Notes
9.875%	03/01/09	B2	1,750	1,820,000
ICI Wilmington, Inc.,
5.625%	12/01/13	Baa3	720	690,380
IMC Global, Inc.,
Gtd. Notes, Ser. B
11.25%	06/01/11	Ba3	1,750	1,846,250
Lubrizol Corp.
Debs.
6.50%	10/01/34	Baa3	400	382,559
Sr. Notes
4.625%	10/01/09	Baa3	860	828,040
Lyondell Chemical Co.,
Gtd. Notes
9.50%	12/15/08	B1	1,272	1,306,980
Monsanto Co.,
Bonds, Series 1
5.50%	07/30/35	Baa1	500	440,929
The Dow Chemical Co.,
Notes
5.97%	01/15/09	A3	390	392,313
6.125%	02/01/11	A3	685	693,242
Union Carbide Corp.
7.50%	06/01/25	Ba2	460	467,475

				8,868,168

Collateralized Mortgage Obligations — 0.4%
Banc of America Mortgage Securities,(g)
Ser. 2005-A, Class 2A1
4.46%	02/25/35	Aaa	1,271	1,230,249
Ser. 2005-B, Class 2A1
4.40%	03/25/35	Aaa	1,286	1,243,071
Bank of America Alternative Loan Trust,
Ser. 2005-12, Class 3CB1
6.00%	01/25/36	Aaa	4,740	4,675,496
Countrywide Alternative Loan Trust,
Ser. 2004-18CB, Class 3A1
5.25%	09/25/19	Aaa	2,024	1,947,897
Master Alternative Loan Trust,
Ser. 2004-4, Class 4A1
5.00%	04/25/19	Aaa	634	603,121

SEE NOTES TO FINANCIAL STATEMENTS.

B45

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)		Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Collateralized Mortgage Obligations (cont’d.)
Structured Adjustable Rate Mortgage Loan,(g)
Ser. 2004-1, Class 4A3
4.17%	02/25/34	Aaa		$1,311	$1,275,184
Washington Mutual Mortgage, Pass-Through Certificates,
Ser. 2005-1, Class 3A
5.00%	03/25/20	AAA(f)		719	703,003
Washington Mutual, Inc.,(g)
Ser. 2002-AR15, Class A5
4.38%	12/25/32	Aaa		663	645,889

					12,323,910

Commercial Mortgage Backed Securities — 2.8%
Banc of America Commercial Mortgage, Inc.,
Ser. 2003-2, Class A3
4.873%	03/11/41	AAA(f)		2,500	2,386,657
Ser. 2004-2, Class A4
4.153%	11/10/38	Aaa		2,800	2,608,728
Ser. 2005-1 , Class ASB(g)
5.018%	11/10/42	AAA(f)		900	871,223
Ser. 2005-3, Class A4
4.67%	07/10/43	Aaa		2,300	2,110,298
Bear Stearns Commercial Mortgage Securities,(g)
Ser. 2004-T16, Class A-6
4.75%	02/13/46	AAA	(f)	4,500	4,171,846
Ser. 2005-T18, Class AAB
4.823%	02/13/42	Aaa		1,775	1,674,457
Ser. 2005-T20, Class AAB
5.287%	10/12/42	Aaa		2,400	2,321,991
Citigroup Commercial Mortgage Trust,
Ser. 2006-C4, Class A3
5.721%	06/15/36	Aaa		1,775	1,755,103
Commercial Mortgage Pass-Through Certificate,(h)
Ser. 2004-LB2A, Class X2, 144A
1.002%	03/10/39	AAA	(f)	13,331	402,383
CS First Boston Mortgage Securities Corp.,
Ser. 2004-C3, Class A4
4.835%	07/15/36	Aaa		880	839,286
Ser. 2004-C4, Class A4
4.283%	10/15/39	Aaa		1,400	1,306,143
CS Mortgage Capital Certificate Corp.,
Ser. 2006-C1, Class A4
5.609%	02/15/39	AAA	(f)	2,700	2,634,502
DLJ Commercial Mortgage Corp.,
Ser. 2000-CF1, Class A1B
7.62%	06/10/33	AAA	(f)	2,710	2,876,138
General Electric Capital Commercial Mortgage Corp.,(g)
Ser. 2004-C2, Class X2
.775%	03/10/40	Aaa		25,108	538,530
Greenwich Capital Commercial Funding Corp.,
Ser. 2003-C1, Class A4
4.111%	07/05/35	Aaa		7,700	6,977,928
Ser. 2003-C2, Class A3
4.533%	01/05/36	Aaa		2,750	2,613,142
GS Mortgage Securities Corp. II,
Ser. 2006-GG6, Class AAB
5.587%	04/10/38	AAA	(f)	6,650	6,528,421

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Commercial Mortgage Backed Securities (cont’d.)
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Ser. 2004-C2, Class A3(g)
5.3816%	05/15/41	Aaa	$5,100	$4,903,708
Ser. 2005-LDP2, Class ASB
4.659%	07/15/42	Aaa	6,350	5,976,943
Ser. 2005-LDP4, Class A4
4.918%	10/15/42	Aaa	2,500	2,328,695
Ser. 2006-LDP6, Class X2(g)
.256%	04/15/43	Aaa	150,000	957,750
J.P. Morgan Commercial Mortgage Finance Corp.,
Ser. 2000-C10, Class A2
7.371%	08/15/32	Aaa	8,039	8,410,323
Ser. 2003-CB6, Class A2
5.255%	07/12/37	Aaa	2,100	2,027,521
JPMorgan Chase & Co.,
Ser. 2005-CB13, Class A4
5.472%	01/12/43	Aaa	2,340	2,250,333
Ser. 2005-LDP5, Class A4
5.345%	12/15/44	Aaa	5,000	4,783,647
KeyCorp.,
Ser. 2000-C1, Class A2
7.727%	05/17/32	Aaa	8,840	9,341,488
LB-UBS Commercial Mortgage Trust,
Ser. 2003-C8, Class A3
4.83%	11/15/27	Aaa	1,460	1,398,055
Ser. 2004-C6, Class A5(g)
4.826%	08/15/29	AAA(f)	3,910	3,718,024
Ser. 2006-C3 A4
5.661%	03/15/39	Aaa	4,580	4,507,152
Merrill Lynch Mortgage Trust,
Ser. 2004-KEY2, Class A3
4.615%	08/12/39	Aaa	2,000	1,875,381
Merrill Lynch/Countrywide Commercial Mortgage,
Ser. 2006-2 A4
5.91%	06/12/46	Aaa	1,795	1,795,280
PNC Mortgage Acceptance Corp.,
Ser. 1999-CM1, Class A1B
7.33%	12/10/32	AAA(f)	2,065	2,150,338

				99,041,414

Consumer Products
Whirlpool Corp.,
Notes
6.125%	06/15/11	Baa2	965	959,506

Consumer Services — 0.1%
Cendant Corp.,
Notes
6.875%	08/15/06	Baa1	1,320	1,321,473
Sr. Notes
6.25%	01/15/08	Baa1	885	892,951

				2,214,424

Electric — 0.6%
Appalachian Power Co.,
Sr. Notes
4.40%	06/01/10	Baa2	620	587,140

SEE NOTES TO FINANCIAL STATEMENTS.

B46

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Electric (cont’d.)
Boston Edison Co.,
Debs.
4.875%	04/15/14	A1	$565	$532,985
Carolina Power & Light Co.,
First Mtge.
5.25%	12/15/15	A3	525	494,778
CenterPoint Energy Houston Electric LLC,
Mtge. Bonds, Ser. J2
5.70%	03/15/13	Baa2	740	726,681
Mtge. Bonds, Ser. K2
6.95%	03/15/33	Baa2	590	628,905
Con Edison Co. of New York,
Sr. Unsec. Notes
5.375%	12/15/15	A1	730	699,523
Consumers Energy Co.,(b)
First Mtge. Bonds, Ser. B
5.375%	04/15/13	Baa3	325	311,893
Dominion Resources, Inc.,
Sr. Notes
5.125%	12/15/09	Baa2	970	945,943
Duke Capital LLC,
Notes
6.25%	02/15/13	Baa2	235	237,264
8.00%	10/01/19	Baa2	215	243,089
Sr. Notes
4.331%	11/16/06	Baa2	700	696,937
El Paso Electric Co.,
Sr. Unsec. Notes
6.00%	05/15/35	Baa3	670	610,462
Empresa Nacional de Electricidad S.A. (Chile),
Bonds
8.50%	04/01/09	Ba1	1,070	1,129,440
Notes
8.625%	08/01/15	Ba1	360	396,248
Energy East Corp.,
Notes
6.75%	09/15/33	Baa2	630	626,113
Exelon Corp.,
Notes
4.90%	06/15/15	Baa2	155	141,530
FirstEnergy Corp.,
Notes
7.375%	11/15/31	Baa3	735	788,545
Florida Power & Light Co.,
First Mtge.
5.95%	10/01/33	Aa3	295	283,493
Indiana Michigan Power Co.,
Sr. Notes
5.05%	11/15/14	Baa2	460	426,171
National Rural Utilities Cooperative Finance Corp.,
Notes, Ser. MTNC
7.25%	03/01/12	A2	185	197,121
Nevada Power Co.,(h)
Mtge. Bonds, 144A
6.50%	05/15/18	Ba1	1,080	1,053,025

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Electric (cont’d.)
NiSource Finance Corp.,
Gtd. Notes
5.25%	09/15/17	Baa3	$650	$591,332
5.45%	09/15/20	Baa3	1,400	1,263,661
Ohio Edison(b)
Sr. Unsec. Notes
6.40%	07/15/16	Baa2	775	780,735
Oncor Electric Delivery Co.,
Debs.
6.375%	01/15/15	Baa2	345	345,800
Pacific Gas & Electric Co.,
First Mtge.
6.05%	03/01/34	Baa1	1,490	1,406,284
Pepco Holdings, Inc.,
Notes
5.50%	08/15/07	Baa2	565	562,971
PPL Electric Utilities Corp.,
Second Mtge.
6.25%	08/15/09	A3	1,500	1,519,643
Southern California Edison Co.,
First Mtge.
4.65%	04/01/15	A3	470	429,129
5.625%	02/01/36	A3	355	320,007
TXU Electric Delivery Co.,
Debs.
7.00%	09/01/22	Baa2	475	492,255
Sec. Notes
7.25%	01/15/33	Baa2	250	266,975
Xcel Energy, Inc.,
Sr. Notes
3.40%	07/01/08	Baa1	605	577,221
6.50%	07/01/36	Baa1	445	436,424
7.00%	12/01/10	Baa1	190	197,911

				20,947,634

Energy – Integrated — 0.1%
ConocoPhillips,
Sr. Notes
6.95%	04/15/29	A1	200	217,629
Marathon Oil Corp.,
Notes
6.125%	03/15/12	Baa1	310	312,808
Phillips Petroleum Co.,
Notes
8.75%	05/25/10	A1	1,505	1,663,286

				2,193,723

Energy – Other — 0.2%
Anadarko Finance,
7.50%	05/01/31	Baa1	5	5,372
Devon Energy Corp.,
Gtd. Notes
7.875%	09/30/31	Baa2	225	256,942
Sr. Notes
2.75%	08/01/06	Baa2	2,390	2,384,370

SEE NOTES TO FINANCIAL STATEMENTS.

B47

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Energy – Other (cont’d.)
Encana Corp.,
Bonds
6.50%	08/15/34	Baa2	$290	$288,898
Halliburton Co.,
Notes
5.50%	10/15/10	Baa1	150	148,582
Kerr-McGee Corp.,
Gtd. Notes
5.875%	09/15/06	Ba2	930	929,676
Occidental Petroleum Corp.,
Sr. Notes
6.75%	01/15/12	A3	735	773,354
Talisman Energy, Inc.,(b)
Notes
5.125%	05/15/15	Ba2	595	554,197
Valero Energy Corp.,
Notes
7.50%	04/15/32	Baa3	145	157,428
Woodside Petroleum Ltd.,(h)
Gtd. Notes, 144A
5.00%	11/15/13	Baa1	1,315	1,232,747
XTO Energy Inc.,
Sr. Unsec. Notes
5.65%	04/01/16	Baa3	325	308,178

				7,039,744

Foods — 0.4%
Archer-Daniels-Midland Co.,
Debs.
8.125%	06/01/12	A2	300	333,617
Bottling Group LLC,
Sr. Unsec. Notes
5.50%	04/01/16	A3	385	371,470
Cadbury Schweppes US Finance,(h)
Notes, 144A
3.875%	10/01/08	Baa2	810	776,624
Cargill, Inc.,(h)
Notes, 144A
3.625%	03/04/09	A2	1,875	1,779,407
ConAgra Foods, Inc.,
Notes
7.875%	09/15/10	Baa2	430	460,090
General Mills, Inc.,
Notes
5.125%	02/15/07	Baa2	350	348,842
Heinz Co.,(h)
Notes, 144A
6.428%	12/01/08	Baa1	1,290	1,310,627
Kellogg Co.,
Notes
6.60%	04/01/11	Baa1	1,875	1,936,910
Kraft Foods, Inc.,
Notes
4.625%	11/01/06	A3	2,700	2,690,719
5.25%	06/01/07	A3	300	298,186
5.625%	11/01/11	A3	850	837,229

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Foods (cont’d.)
PepsiAmericas, Inc.,
Notes
6.375%	05/01/09	Baa1	$1,530	$1,552,350
Safeway, Inc.,
Sr. Unsec. Notes
7.25%	02/01/31	Baa2	135	137,013
The Kroger Co.,
Gtd. Notes
6.75%	04/15/12	Baa2	45	46,198
6.80%	04/01/11	Baa2	670	687,851
Sr. Notes
7.00%	05/01/18	Baa2	565	574,921
Tricon Global Restaurants,
Sr. Notes
8.875%	04/15/11	Baa2	180	200,474
Tyson Foods, Inc.,
Notes
8.25%	10/01/11	Baa3	95	100,573
Sr. Notes
7.25%	10/01/06	Baa3	405	406,214
Sr. Unsec. Notes
6.60%	04/01/16	Baa3	735	718,435

				15,567,750

Gaming — 0.1%
Harrahs Operating Co., Inc.,
Gtd. Notes
5.50%	07/01/10	Baa3	625	609,749
5.75%	10/01/17	Baa3	685	624,024
Notes
6.50%	06/01/16	Baa3	950	925,665
Mandalay Resorts Group,(b)
Sr. Sub. Notes
9.375%	02/15/10	Ba3	10	10,525
Station Casinos Inc.,
6.625%	03/15/18	B1	1,500	1,357,500

				3,527,463

Healthcare & Pharmaceutical — 0.4%
Abbott Laboratories,
Notes
5.60%	05/15/11	A1	770	765,738
5.875%	05/15/16	A1	1,865	1,849,023
Baxter International, Inc.,
Sr. Unsec. Notes
5.196%	02/16/08	Baa1	860	852,479
Boston Scientific Corp.,
Sr. Notes
6.40%	06/15/16	Baa3	1,975	1,923,963
Bristol-Myers Squibb Co.,
Notes
5.75%	10/01/11	A1	555	553,521
Cardinal Health, Inc.,
Unsub. Notes
5.85%	12/15/17	Baa2	1,305	1,244,286

SEE NOTES TO FINANCIAL STATEMENTS.

B48

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Healthcare & Pharmaceutical (cont’d.)
Genentech, Inc.,
Sr. Notes
4.75%	07/15/15	A1	$890	$815,066
Laboratory Corp. of America,
Sr. Unsec. Notes
5.625%	12/15/15	Baa3	730	698,298
Merck & Co., Inc.,
Debs.
5.95%	12/01/28	Aa3	165	154,124
Pharmacia Corp.,
Debs.
6.60%	12/01/28	Aaa	185	198,090
Schering-Plough Corp.,(g)
Sr. Notes
5.55%	12/01/13	Baa1	1,580	1,531,576
Teva Pharmaceutical Finance LLC,
Bonds
6.15%	02/01/36	Baa2	1,295	1,162,805
Wyeth,
Unsub. Notes
5.50%	03/15/13	Baa1	910	885,908
5.50%	02/01/14	Baa1	685	661,877
6.45%	02/01/24	Baa1	475	475,962

				13,772,716

Healthcare Insurance — 0.2%
Aetna Inc.,
Sr. Unsub. Notes
5.75%	06/15/11	A3	390	387,258
Anthem, Inc.,
Notes
3.50%	09/01/07	Baa1	1,560	1,515,907
Coventry Health Care, Inc.,
Sr. Notes
6.125%	01/15/15	Ba1	990	941,205
United Health Group, Inc.,
Sr. Unsec. Notes
5.25%	03/15/11	A2	1,350	1,314,340
5.375%	03/15/16	A2	650	614,912
5.80%	03/15/36	A2	600	537,055
Wellpoint, Inc.,
Notes
5.00%	12/15/14	Baa1	860	799,879
5.95%	12/15/34	Baa1	455	417,779

				6,528,335

Insurance — 0.2%
Allstate Corp. (The),
Sr. Notes
5.55%	05/09/35	A1	145	126,684
5.95%	04/01/36	A1	540	496,247
American International Group, Inc.,
Notes
4.25%	05/15/13	Aa2	1,080	981,742
Notes, 144A(h)
5.05%	10/01/15	Aa2	180	167,923

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Insurance (cont’d.)
AXA SA (France),
Sub. Notes
8.60%	12/15/30	A3	$155	$184,465
Everest Reinsurance Holdings (Bermuda),
Notes
5.40%	10/15/14	A3	615	575,348
Liberty Mutual Group, Inc.,(h)
Gtd. Notes, 144A
7.00%	03/15/34	Baa3	720	664,818
Marsh & McLennan Cos., Inc.,
Sr. Unsec. Notes
5.15%	09/15/10	Baa2	265	255,787
MetLife, Inc.,
Notes
6.125%	12/01/11	A2	335	340,750
Sr. Notes
5.70%	06/15/35	A2	1,020	909,890
6.375%	06/15/34	A2	70	68,710
St. Paul Travelers
Sr. Unsec. Notes
6.75%	06/20/36	A3	685	676,320
W.R. Berkley Corp.,
Sr. Notes
5.60%	05/15/15	Baa2	555	523,848
6.15%	08/15/19	Baa2	460	437,731
XL Capital Ltd.,
Sr. Notes
5.25%	09/15/14	A3	85	78,376

				6,488,639

Lodging — 0.1%
Carnival Corp.,
Gtd. Notes
3.75%	11/15/07	A3	2,205	2,142,380
P&O Princess,
Notes
7.30%	06/01/07	A3	260	263,008
Royal Caribbean Cruises Ltd.,
Sr. Notes
8.00%	05/15/10	Ba1	1,770	1,850,530

				4,255,918

Media & Entertainment — 0.2%
British Sky Broadcasting Group PLC (United Kingdom),
Gtd. Notes
7.30%	10/15/06	Baa2	660	662,508
CBS Corp.,
Gtd. Notes
7.88%	07/30/30	Baa3	320	335,828
Chancellor Media Corp.,
Gtd. Notes
8.00%	11/01/08	Baa3	575	597,828
Clear Channel Communications, Inc.,
Sr. Notes
4.40%	05/15/11	Baa3	85	77,032
Sr. Unsec. Notes
6.25%	03/15/11	Baa3	150	147,302

SEE NOTES TO FINANCIAL STATEMENTS.

B49

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Media & Entertainment (cont’d.)
Historic TW Inc.,
Gtd. Notes
9.15%	02/01/23	Baa2	$505	$598,866
News America, Inc.,
Gtd. Notes
7.625%	11/30/28	Baa2	1,050	1,111,631
Time Warner Cos., Inc.,
Debs.
7.25%	10/15/17	Baa2	790	827,136
Time Warner, Inc.,
Gtd. Notes
6.75%	04/15/11	Baa2	1,570	1,609,575
7.70%	05/01/32	Baa2	75	81,514
Viacom Inc.,(h)
Sr. Notes, 144A
6.25%	04/30/16	Baa3	650	630,987
6.875%	04/30/36	Baa3	680	656,241
Walt Disney Co.,
Sr. Notes
5.375%	06/01/07	A3	225	224,406

				7,560,854

Metals — 0.1%
Alcan, Inc.,
Notes
5.00%	06/01/15	Baa1	600	554,362
5.20%	01/15/14	Baa1	105	99,479
Noranda Inc.,
Notes
6.20%	06/15/35	Baa3	835	738,626
Southern Copper Corp.,(h)
Notes, 144A
7.50%	07/27/35	Baa2	955	911,766
United States Steel Corp.,
Sr. Notes
10.75%	08/01/08	Ba1	770	827,750
Vale Overseas Ltd.,
Gtd. Notes
8.25%	01/17/34	Baa3	140	151,025

				3,283,008

Municipals
Illinois St., Taxable Pension, G.O.,
5.10%	06/01/33	Aa3	975	874,097

Non Captive Finance — 0.4%
Berkshire Hathaway,
Gtd. Notes
4.75%	05/15/12	Aaa	830	785,894
Capital One Bank Corp.,
Notes
6.50%	06/13/13	Baa1	20	20,452
Capital One Financial Corp.,
Notes
5.50%	06/01/15	Baa1	265	250,627
CIT Group Funding Co. (Canada),
Series WI
5.20%	06/01/15	A2	680	636,889

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Non Captive Finance (cont’d.)
CIT Group, Inc.,
Notes
4.25%	02/01/10	A2	$400	$380,926
Sr. Notes
5.50%	11/30/07	A2	990	986,728
General Electric Capital Corp.,
Notes
5.50%	04/28/11	Aaa	2,605	2,585,435
Notes, MTN(b)
4.875%	10/21/10	Aaa	1,070	1,039,321
Notes, Ser. A, MTN
6.125%	02/22/11	Aaa	5	5,094
6.75%	03/15/32	Aaa	850	907,310
Household Finance Corp.,
Notes
4.75%	05/15/09	Aa3	370	361,275
4.75%	07/15/13	Aa3	150	139,448
6.375%	10/15/11	Aa3	790	807,333
Icici Bank Ltd.,(h)
Notes, 144A
5.75%	11/16/10	Baa2	1,070	1,036,308
International Lease Finance Corp.,
Notes
3.50%	04/01/09	A1	580	547,289
MUFG Capital Finance 1 Ltd.,
Gtd. Notes
6.346%	07/29/49	Baa2	800	771,672
Residential Capital Corp.,
Gtd. Notes
6.00%	02/22/11	Baa3	1,630	1,579,429
Sr. Unsec. Notes
6.375%	06/30/10	Baa3	480	473,468

				13,314,898

Paper — 0.1%
Plum Creek Timberlands,
Gtd. Notes
5.875%	11/15/15	Baa3	690	659,120
Stora Enso OYJ,(h)
Bonds, 144A
7.25%	04/15/36	Baa2	820	800,441
Weyerhaeuser Co.,
Notes
7.375%	03/15/32	Baa2	730	739,067

				2,198,628

Pipelines & Other — 0.2%
Atmos Energy Corp.,
Notes
4.00%	10/15/09	Baa3	1,680	1,584,591
Duke Energy Field Services, Inc.,
Notes
7.875%	08/16/10	Baa2	1,760	1,881,126
Enterprise Products Operating LP,
Ser. B, Gtd. Notes
6.875%	03/01/33	Baa3	140	136,891
Ser. B, Sr. Notes
4.00%	10/15/07	Baa3	780	758,924

SEE NOTES TO FINANCIAL STATEMENTS.

B50

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Pipelines & Other (cont’d.)
Kinder Morgan Finance Co. ULC,
Gtd. Notes
5.70%	01/05/16	Baa2	$735	$638,181
Oneok Inc.,
Sr. Notes
5.51%	02/16/08	Baa2	1,290	1,281,642
Sempra Energy,
Sr. Notes
4.621%	05/17/07	Baa1	630	623,861
Sr. Unsec. Notes
6.00%	02/01/13	Baa1	90	89,567

				6,994,783

Railroads — 0.1%
Burlington Northern Santa Fe Corp.,
Debs.
6.70%	08/01/28	Baa2	670	700,039
Norfolk Southern Corp.,
Bonds
7.80%	05/15/27	Baa1	18	20,949
Sr. Unsec. Notes
5.64%	05/17/29	Baa1	477	442,961
Union Pacific Corp.,
Notes
3.625%	06/01/10	Baa2	1,375	1,272,058
6.625%	02/01/08	Baa2	1,390	1,408,211
6.65%	01/15/11	Baa2	750	775,531

				4,619,749

Real Estate Investment Trusts — 0.2%
Brandywine Operating Partners LP,
Gtd. Notes
5.75%	04/01/12	Baa3	1,295	1,267,537
EOP Operating LP,
Sr. Notes
5.125%	03/15/16	Baa1	345	318,783
Mack-Cali Realty LP,
Notes
7.25%	03/15/09	Baa2	1,270	1,304,774
Post Apartment Homes LP,
Notes
6.30%	06/01/13	Baa3	660	657,429
Sr. Notes
5.45%	06/01/12	Baa3	435	414,086
Simon Property Group LP,
Unsec. Notes
5.75%	05/01/12	Baa1	1,500	1,477,731
Ventas Realty LP,
Sr. Notes
6.625%	10/15/14	Ba2	770	746,900

				6,187,240

Retail — 0.2%
Dayton Hudson Corp.,
Notes
7.50%	07/15/06	A2	1,150	1,151,031

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Retail (cont’d.)
Gap, Inc.,
Notes
6.90%	09/15/07	Baa3	$1,230	$1,237,537
Home Depot, Inc.,
Sr. Unsec. Notes
5.40%	03/01/16	Aa3	2,860	2,741,542
JC Penney Corp, Inc.,
Debs.
7.95%	04/01/17	Baa3	905	1,011,098
May Department Stores Co.,
Gtd. Notes
8.50%	06/01/19	Baa1	225	260,444
Notes
6.65%	07/15/24	Baa1	145	142,020
Wal-Mart Stores, Inc.,
Bonds
5.25%	09/01/35	Aa2	1,370	1,195,363

				7,739,035

Structured Notes
Trains HY-1 2006(b)(h)
Sec. Notes, 144A
7.548%	05/01/16	B1	1,400	1,372,000

Technology — 0.3%
Computer Associates International, Inc.,(h)
Sr. Notes, 144A
5.25%	12/01/09	Ba1	1,175	1,119,676
Equifax, Inc.,
Notes
4.95%	11/01/07	Baa1	320	315,213
First Data Corp.,
Notes
4.85%	10/01/14	A2	540	502,048
Freescale Simiconductor, Inc.,
Sr. Notes
6.875%	07/15/11	Ba1	2,000	2,010,000
International Business Machines Corp.,
Debs.
5.875%	11/29/32	A1	1,150	1,100,226
Jabil Circuit, Inc.,
Sr. Notes
5.875%	07/15/10	Baa3	1,230	1,219,796
Motorola, Inc.,
Notes
4.608%	11/16/07	Baa2	950	936,328
7.625%	11/15/10	Baa2	120	128,505
Oracle Corp. and Ozark Holding Inc.,(h)
Notes, 144A
5.00%	01/15/11	A3	980	945,774
Seagate Technology HDD Holdings,
Gtd. Notes
8.00%	05/15/09	Ba2	1,225	1,255,625
Xerox Corp.,
Sr. Unsec. Notes
6.40%	03/15/16	Ba2	1,725	1,627,969

				11,161,160

SEE NOTES TO FINANCIAL STATEMENTS.

B51

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Telecommunications — 0.6%
ALLTEL Ohio LP,(h)
Gtd. Notes, 144A
8.00%	08/15/10	A2	$680	$728,553
America Movil SA de CV,
Unsec. Notes
6.375%	03/01/35	A3	580	504,148
AT&T Corp.,
Sr. Notes(b)
8.00%	11/15/31	A2	615	706,083
AT&T Wireless Services, Inc.,
Notes
8.125%	05/01/12	Baa2	640	704,279
Sr. Notes
8.75%	03/01/31	Baa2	539	660,827
BellSouth Corp.,
Notes
4.20%	09/15/09	A2	1,175	1,120,193
British Telecom PLC (United Kingdom),
Bonds
7.00%	05/23/07	Baa1	1,265	1,276,721
8.875%	12/15/30	Baa1	210	258,091
Cingular Wireless LLC,
Sr. Notes
7.125%	12/15/31	Baa2	505	525,390
Deutsche Telekom International Finance BV (Netherlands),(g)
Gtd. Notes
8.25%	06/15/30	A3	295	340,592
Embarq Corp.,
Notes
7.082%	06/01/16	Baa3	350	348,077
7.995%	06/01/36	Baa3	940	944,797
France Telecom SA (France),
Notes
8.50%	03/01/31	A3	385	463,260
Koninklijke (Royal) KPN NV (Netherlands),
Sr. Notes
8.00%	10/01/10	Baa2	530	562,158
Nextel Communications, Inc.,
Sr. Notes
5.95%	03/15/14	Baa2	1,160	1,114,347
SBC Communications Inc.,
Notes
4.125%	09/15/09(b)	A2	1,070	1,016,561
5.30%	11/15/10	A2	1,260	1,229,332
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	Baa2	295	297,185
8.75%	03/15/32	Baa2	230	277,357
Telecom de Puerto Rico,
Gtd. Notes
6.80%	05/15/09	Baa1	3,065	3,109,701
Telecom Italia Capital,
Gtd. Notes
5.25%	11/15/13	Baa2	320	295,829
6.375%	11/15/33	Baa2	395	357,141

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Telecommunications (cont’d.)
Telefonica Emisiones SAU,
Gtd. Notes
6.421%	06/20/16	Baa1	$580	$578,797
7.045%	06/20/36(b)	Baa1	1,270	1,269,308
Telus Corp.,
Notes
8.00%	06/01/11	Baa2	1,255	1,359,038
US Cellular Corp.,
Sr. Notes
6.70%	12/15/33	Baa3	470	439,420
Verizon Global Funding Corp.,
Bonds
5.85%	09/15/35	A3	750	652,460
Notes
7.75%	12/01/30	A3	105	113,248
Vodafone Group PLC (United Kingdom),
Notes
7.75%	02/15/10	A3	800	845,541

				22,098,434

Tobacco — 0.1%
Altria Group, Inc.,
Debs.
7.75%	01/15/27	Baa2	297	333,257
Notes
7.65%	07/01/08	Baa2	590	610,188
Reynolds American Inc.,(h)
Sec. Notes, 144A
7.625%	06/01/16	Ba2	1,900	1,857,250

				2,800,695

Foreign Government Bonds — 0.4%
Korea Development Bank (Korea),
Notes
4.75%	07/20/09	A3	1,180	1,144,530
Petrobras International Finance Co. (Cayman Islands),
Sr. Notes
9.75%	07/06/11	A2	225	254,250
Bonds
8.375%	12/10/18	Baa2	450	482,625
Quebec Province (Canada),(b)
Debs.
5.75%	02/15/09	Aa3	500	502,846
Notes
4.60%	05/26/15	Aa3	735	680,686
Republic of Italy (Italy),
Notes
5.375%	06/15/33	AA-(f)	800	744,762
Republic of Malaysia (Malaysia),
Bonds
7.50%	07/15/11	A3	300	319,668
Republic of South Africa (South Africa),
Notes
6.50%	06/02/14	Baa1	475	473,813
The Export-Import Bank of Korea (Korea),(h)
Notes, 144A
4.125%	02/10/09	A3	860	823,274

SEE NOTES TO FINANCIAL STATEMENTS.

B52

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Foreign Government Bonds (cont’d.)
United Mexican States Global Bond (Mexico),
Bonds, Ser MTN
8.30%	08/15/31	Baa1	$965	$1,114,575
Notes
5.875%	01/15/14	Baa1	3,145	3,050,649
8.125%	12/30/19	Baa1	930	1,050,900
8.375%	01/14/11	Baa1	1,520	1,656,799

				12,299,377

Mortgage Backed Securities — 8.4%
Federal Home Loan Mortgage Corp.,
4.50%	07/01/20-07/01/20(e)		7,873	7,439,394
5.00%	TBA		6,000	5,602,500
5.00%	07/01/18-05/01/34(e)		13,486	12,892,663
5.262%	12/01/35(e)		4,405	4,294,456
5.50%	12/01/33-04/01/34(e)		11,738	11,306,200
5.50%	TBA		8,000	7,682,496
6.00%	3/01/32-12/01/33(e)		4,084	4,040,008
6.00%	07/01/34(e)		5,000	4,921,875
6.50%	12/01/14(e)		561	567,074
7.00%	3/01/31-11/01/33(e)		5,766	5,910,175
Federal National Mortgage Assn.,
4.00%	06/01/19(e)		2,374	2,193,478
4.50%	11/01/18-01/01/35(e)		16,738	15,679,739
4.981%	07/01/33(e)		1,142	1,137,686
5.00%	TBA		17,500	16,567,970
5.00%	01/01/19-07/01/35(e)		42,193	39,707,731
5.50%	TBA		7,500	7,359,375
5.50%	TBA		28,500	27,368,891
5.50%	03/01/16-10/01/35(e)		53,518	51,665,102
6.00%	TBA		10,500	10,332,651
6.00%	04/01/13-02/01/35(e)		23,108	22,852,585
6.50%	07/01/17-10/01/34(e)		5,543	5,587,412
7.00%	08/01/11-03/01/32(e)		1,901	1,948,319
7.50%	06/01/12-05/01/32(e)		1,592	1,636,451
Government National Mortgage Assn.,
5.50%	TBA		14,000	13,566,868
5.50%	8/15/33-02/15/34(e)		2,037	1,977,626
6.00%	02/15/33-06/20/34(e)		3,230	3,206,079
6.50%	02/15/24-07/15/35(e)		8,199	8,312,465
8.00%	01/15/24-04/15/25(e)		290	307,158

				296,064,427

U.S. Government Agency Obligations — 2.1%
Federal Farm Credit Bank,
4.125%	07/17/09		1,180	1,137,368
5.375%	07/18/11(b)		3,980	3,960,327
Federal Home Loan Bank,
4.25%	04/16/07		9,880	9,781,813
4.50%	05/13/11		160	153,198
5.125%	06/18/08		15,545	15,445,730
5.375%	07/17/09(b)		1,900	1,897,664
5.625%	06/13/16		2,090	2,064,262

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
U.S. Government Agency Obligations (cont’d.)
Federal Home Loan Mortgage Corp.,
4.75%	01/18/11		$325	$315,369
4.90%	11/03/08		7,840	7,717,547
5.25%	05/21/09(b)		7,000	6,966,029
5.40%	02/28/11		8,150	8,066,161
5.75%	06/27/16		2,330	2,330,030
Federal National Mortgage Assn.,
4.25%	07/27/07		4,021	3,968,405
4.50%	02/15/11(e)		6,210	5,971,070
5.125%	04/15/11		2,360	2,324,425
5.375%	07/15/16		450	443,954
Tennessee Valley Authority,
5.88%	04/01/36		990	1,025,783

				73,569,135

U.S. Government Treasury Obligations — 2.9%
United States Treasury Bonds,
4.50%	02/15/36		4,987	4,471,549
5.375%	02/15/31(b)		1,850	1,881,942
6.00%	02/15/26(b)		2,215	2,399,295
6.875%	08/15/25		545	646,251
8.125%	08/15/21		3,995	5,150,118
8.75%	08/15/20		620	830,316
9.00%	11/15/18		987	1,319,033
9.125%	05/15/18		730	977,573
United States Treasury Inflation Index Securites,
.875%	04/15/10		4,378	4,130,116
1.625%	01/15/15		2,973	2,771,754
1.875%	07/15/15-07/15/15		5,861	5,598,825
2.00%	07/15/14-01/15/26		10,422	9,952,584
2.375%	01/15/25-01/15/25		5,628	5,516,830
3.00%	07/15/12		3,437	3,539,760
3.375%	01/15/12-04/15/32		1,837	2,032,890
3.50%	01/15/11		1,851	1,935,844
3.625%	04/15/28-04/15/28		5,237	5,766,777
3.875%	01/15/09-04/15/29		13,347	14,435,772
4.25%	01/15/10		1,795	1,906,801
8.875%	02/15/19		715	950,056
United States Treasury Notes,
4.00%	06/15/09		680	659,095
4.75%	05/15/14		130	126,816
4.875%	04/30/11-05/31/11(b)		14,280	14,134,979
United States Treasury Strips, I/O,
Zero	05/15/18		1,248	668,532
Zero	02/15/19		11,340	5,839,657
Zero	05/15/19(b)		6,005	3,036,680

				100,679,845

TOTAL LONG-TERM BONDS (cost $902,896,372)				875,717,016

TOTAL LONG-TERM INVESTMENTS (cost $2,979,398,480)				3,158,363,367

SEE NOTES TO FINANCIAL STATEMENTS.

B53

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

SHORT-TERM INVESTMENTS — 18.2%
U.S. Government Obligation — 0.1%
United States Treasury Bill (i)
4.79%	09/21/06		$3,500	$3,462,795

			Shares
Affiliated Money Market Mutual Fund — 18.1%
Dryden Money Market Core Investment Fund —Dryden Short-Term Bond Series(d)			106,554,971	106,642,640
Dryden Core Investment Fund — Taxable Money Market Series (includes $260,889,198 of cash collateral for securities lending) (Note 4)(c)(d)			525,795,895	525,795,895

				632,438,535

TOTAL SHORT-TERM INVESTMENTS (cost $635,812,680)				635,901,330

	Contracts	Value (Note 2)
OUTSTANDING OPTIONS PURCHASED
Call Options
90 Day Euro, expiring 09/18/06 @ $95.25 (cost $56,842)	49	$306

TOTAL INVESTMENTS BEFORE OUTSTANDING OPTIONS WRITTEN — 108.7% (cost $3,615,268,002)		3,794,265,003

OUTSTANDING OPTIONS WRITTEN
Call Options
90 Day Euro, expiring 09/18/06 @ $95.75 (premium received $25,846)	49	(306)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN — 108.7% (cost $3,615,242,156)		3,794,264,697

LIABILITIES IN EXCESS OF OTHER ASSETS(j) — (8.7%)		(304,036,457)

TOTAL NET ASSETS — 100.0%		$3,490,228,240

The following abbreviations are used in portfolio descriptions:

G.O.	General Obligation
I/O	Interest Only
TBA	Securities purchased on a forward commitment basis

(a)	Non income-producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $252,833,903; cash collateral of $260,889,198 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of Dryden Core Investment Fund-Taxable Money Market Series and the Dryden Core Investment Fund – Dryden Short-Term Bond Series.

(e)	Security segregated as collateral for TBAs.

(f)	Standard & Poor’s rating.

(g)	Indicates a variable rate security.

(h)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(i)	Security segregated as collateral for futures contracts.

(j)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures as follows:

Open futures contracts outstanding at June 30, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2006	Unrealized Appreciation (Depreciation)
Long Positions:
114	U.S. Treasury 20 Yr. Bond	Sep. 06	$12,162,440	$12,158,813	$(3,627)
70	U.S. Treasury 10 Yr. Note	Sep. 06	7,375,319	7,340,156	(35,163)
558	U.S. Treasury 5 Yr. Note	Sep. 06	58,005,844	57,700,687	(305,157)
20	U.S. Treasury 2 Yr. Note	Sep. 06	4,071,296	4,055,625	(15,671)
125	Eurodollar 90 Day Futures	Sep. 06	29,554,101	29,506,250	(47,851)
113	S&P 500	Sep. 06	36,538,550	36,143,050	(395,500)

					(802,969)

Short Positions:
65	U.S. Treasury 5 Yr. Note	Sep. 06	6,768,049	6,721,406	46,643

					$(756,326)

SEE NOTES TO FINANCIAL STATEMENTS.

B54

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 was as follows:

Affiliated Money Market Mutual Fund (including 7.5% of collateral received for securities on loan)	18.1%
Mortgage Backed Securities	8.4
Financial Services	6.8
Oil, Gas & Consumable Fuels	6.1
Drugs & Medical Supplies	4.9
Banks & Savings & Loans	4.1
Insurance	3.7
Retail	3.4
Telecommunications	3.4
U.S. Government Treasury Obligations	2.9
Commercial Mortgage Backed Securities	2.8
Food & Beverage	2.8
Diversified Operations	2.6
Computer Services	2.4
Semiconductors & Semiconductor Equipment	2.3
U.S. Government Agency Obligations	2.1
Aerospace/Defense	2.0
Computers	1.9
Media	1.6
Utilities – Electric	1.4
Asset Backed Securities	1.1
Electronics	1.1
Restaurants	1.1
Trucking & Shipping	1.1
Energy	1.0
Pharmaceuticals	1.0
Tobacco	1.0
Construction	0.9
Chemicals	0.8
Household Products	0.8
Media & Entertainment	0.8
Autos – Cars & Trucks	0.7
Apparel	0.6
Electric	0.6
Household & Personal Care Products	0.6
Banking	0.5
Capital Goods	0.5
Hospital Management	0.5
Software	0.5
Collateralized Mortgage Obligations	0.4
Foods	0.4
Foreign Government Bonds	0.4
Healthcare & Pharmaceutical	0.4
Machinery & Equipment	0.4
Metals – Non Ferrous	0.4
Metals & Mining	0.4
Non Captive Finance	0.4
Real Estate Investment Trusts	0.4
Technology	0.4
Biotechnology	0.3
Brokerage	0.3
Diversified Financial Services	0.3
Healthcare Providers & Services	0.3
Leisure	0.3
Manufacturing	0.3
Metal – Steel	0.3
Office Equipment & Supplies	0.3
Utilities	0.3
Cable	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

B55

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Energy – Other	0.2%
Forest Products	0.2
Healthcare	0.2
Healthcare Insurance	0.2
Internet Software & Services	0.2
Metals	0.2
Pipelines & Other	0.2
Automotive	0.1
Building Materials & Construction	0.1
Consumer Services	0.1
Distribution/Wholesaler	0.1
Energy – Integrated	0.1
Energy Equipment & Services	0.1
Gaming	0.1
Healthcare Technology	0.1
Lodging	0.1
Mining	0.1
Paper	0.1
Railroads	0.1
Telecommunications Services	0.1
Transportation	0.1
U.S. Government Obligations	0.1

108.7
Liabilities in excess of other assets	(8.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B56

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 95.2%		Value (Note 2)
COMMON STOCKS	Shares

Australia — 1.5%
AWB Ltd.	271,500	$873,587
BlueScope Steel Ltd.	251,400	1,485,186
Commonwealth Bank of Australia	81,200	2,679,695
CSR Ltd.	173,200	431,163
Macquarie Bank Ltd.	54,900	2,814,944
Quantas Airways Ltd.	515,500	1,133,885
Santos Ltd.	82,000	737,306
Smorgon Steel Group Ltd.	936,900	1,169,637
Suncorp-Metway Ltd.	60,100	864,180
Telstra Corp. Ltd.	198,000	541,454

		12,731,037

Austria — 0.5%
Boehler-Uddeholm AG	23,200	1,268,562
Erste Bank der Oesterreichischen Sparkassen AG	31,452	1,770,063
Raiffeisen International Bank-Holding AG	11,800	1,024,801

		4,063,426

Belgium — 0.3%
Fortis	74,100	2,522,981

Bermuda — 0.3%
Tyco International Ltd.	89,500	2,461,250

Brazil — 0.9%
Banco Itau Holding Financeira, ADR	49,700	1,449,252
Cia de Concessoes Rodoviarias	82,300	664,966
Cia Vale do Rio Doce, ADR(b)	77,896	1,872,620
Gol Linhas Aereas Inteligentes SA, ADR	28,000	994,000
Localiza Rent A Car SA	18,000	340,736
Natura Cosmeticos SA	48,700	498,040
Petroleo Brasilerio SA, ADR	25,900	2,067,856

		7,887,470

Canada — 1.3%
Cameco Corp.	54,900	2,187,049
Canadian National Railway Co.	50,400	2,201,473
Manulife Financial Corp.	112,600	3,567,735
Shoppers Drug Mart Corp.	24,800	899,758
Suncor Energy, Inc.	27,800	2,249,800

		11,105,815

China — 0.3%
China Life Insurance Co.	1,219,000	1,922,762
Focus Media Holding Ltd., ADR(a)	12,700	827,532

		2,750,294

Colombia — 0.1%
BanColombia SA, ADR	26,400	636,240

Denmark — 0.2%
Danske Bank A/S	36,600	1,393,246

Finland — 0.3%
Perlos Oyj	73,300	694,720
Rautaruukki Oyj	53,600	1,619,319

		2,314,039

France — 5.5%
Arkema(a)	530	20,683
BNP Paribas SA	80,960	7,750,861
Cie Generale D’Optique Essilor International SA	24,000	2,415,870

SEE NOTES TO FINANCIAL STATEMENTS.

B57

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

France (cont’d.)
Ciments Francais	5,200	$863,973
CNP Assurances	10,300	979,503
Compagnie Generale des Etablissements Michelin “Class B”	24,600	1,478,838
Credit Agricole SA	58,900	2,241,248
Eurazeo	9,975	988,148
Iliad SA	10,400	869,959
L’Oreal SA	70,800	6,687,618
LVMH Moet Hennessy Louis Vuitton SA	39,800	3,950,322
Natexis Banques Populaires	5,700	1,311,577
Peugeot SA	26,000	1,617,871
Rallye SA	13,400	595,590
Renault SA	11,800	1,267,795
Schneider Electric SA	8,900	927,759
Societe Generale	5,300	779,581
Technip SA	28,700	1,589,489
Total SA	21,200	1,395,111
Total SA, ADR	83,300	5,457,816
Valeo SA	30,700	1,093,189
Vinci SA	24,200	2,493,266

		46,776,067

Republic of Germany — 3.9%
BASF AG	39,300	3,153,732
Bayer AG	21,600	994,037
Bijou Brigitte AG	2,050	548,271
Celesio AG	12,300	1,118,725
Continental AG	20,800	2,128,872
DaimlerChrysler AG	24,800	1,223,141
Deutsche Bank AG	21,900	2,463,866
Deutsche Telekom AG	57,400	922,858
E.ON AG	32,500	3,741,223
MAN AG	29,500	2,138,649
Salzgitter AG	12,200	1,029,111
SAP AG	20,500	4,323,766
Siemens AG	61,100	5,318,106
Solarworld AG	10,400	653,932
ThyssenKrupp AG	60,200	2,055,869
TUI AG	45,600	904,616

		32,718,774

Greece — 0.7%
Coca Cola Hellenic Bottling Co., SA, ADR	54,900	1,657,980
EFG Eurobank Ergasias	36,240	1,004,928
Motor Oil Hellas Corinth Refineries SA	31,000	826,318
National Bank of Greece SA, ADR(b)	262,100	2,096,800

		5,586,026

Hong Kong — 0.8%
Chaoda Modern Agriculture	1,203,600	751,640
CITIC International Financial Holdings Ltd.	1,621,000	913,160
Citic Pacific Ltd.	324,500	956,833
Esprit Holdings Ltd.	141,500	1,155,132
Hopson Devolpment Holdings Ltd.	218,000	449,120
Li & Fung Ltd.	1,081,600	2,186,513

		6,412,398

SEE NOTES TO FINANCIAL STATEMENTS.

B58

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

India — 0.7%
HDFC Bank Ltd., ADR	46,500	$2,536,575
Infosys Technologies Ltd., ADR	47,000	3,591,270

		6,127,845

Ireland — 0.6%
Anglo Irish Bank Corp. PLC (Great Britain)	13,100	203,580
Anglo Irish Bank Corp. PLC (Ireland)	128,800	2,009,849
Iaws Group	32,400	571,889
Irish Life & Permanent PLC	86,900	2,080,718

		4,866,036

Israel — 0.2%
Teva Pharmaceutical Industries Ltd., ADR	67,300	2,126,007

Italy — 1.7%
Azimut Holdings SpA	46,700	486,813
Banche Popolari Unite Scpa	33,200	859,056
Benetton Group SpA	103,000	1,538,749
ENI SpA	97,900	2,883,794
IFIL – Investments SpA	163,900	930,785
Luxottica Group SpA	137,300	3,730,034
Saipem SpA	121,000	2,753,271
Sanpaolo IMI SpA	53,700	949,914

		14,132,416

Japan — 10.9%
Aeon Credit Service Co. Ltd.	41,900	1,017,843
Aeon Mall Co. Ltd.	23,500	987,723
Alpine Electronics, Inc.	41,600	572,527
Alps Electric Co. Ltd.	49,700	621,033
Asahi Breweries Ltd.	89,400	1,255,381
Asahi Kasei Corp.	226,100	1,475,854
Capcom Co. Ltd.	93,200	1,117,358
Chiyoda Corp.	48,000	981,475
Cosmo Oil Co. Ltd.	303,300	1,364,903
Daiwa Securities Group, Inc.	89,400	1,065,551
Denki Kagaku Kogyo K K	224,900	935,446
Denso Corp.	111,600	3,647,186
Hitachi Ltd.	202,900	1,340,374
Hokkaido Electric Power Co., Inc.	53,200	1,262,129
Hokuetsu Paper Mills Ltd.	113,900	664,848
Honda Motor Co. Ltd.	95,400	3,026,057
Honeys Co. Ltd.	15,200	650,821
Hosiden Corp.	51,900	537,413
Hoya Corp.	58,000	2,062,740
JS Group Corp.	30,800	647,274
Kaken Pharmaceutical Co. Ltd.	129,500	972,042
Kansai Electric Power Co., Inc. (The)	72,300	1,617,337
Keyence Corp.	9,950	2,540,537
KK Davinci Advisors(a)	690	681,318
Komatsu Ltd.	239,000	4,751,180
Kurabo Industries Ltd.	173,100	549,068
Kyowa Hakko Kogyo Co. Ltd.	118,000	794,984
Kyushu Electric Power Co., Inc.	30,700	713,579
Marubeni Corp.	191,700	1,021,819
MISUMI Group, Inc.	32,200	602,132
Mitsubishi UFJ Financial Group, Inc.	466	6,515,204
Mori Seiki Co. Ltd.	30,100	650,974
Nippon Oil Corp.	284,200	2,076,120

SEE NOTES TO FINANCIAL STATEMENTS.

B59

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Japan (cont’d.)
Nippon Paper Group, Inc.	261	$1,067,354
Nippon Telegraph and Telephone Corp.	700	3,431,492
Nissan Motor Co. Ltd.	200,100	2,185,643
Nitto Denko Corp.	15,600	1,110,975
NSK Ltd.	110,400	915,498
NTT DoCoMo, Inc.	2,100	3,082,838
Okasan Holdings, Inc.	81,100	779,535
ORIX Corp.	23,400	5,715,047
Osaka Gas Co. Ltd.	439,300	1,412,639
Point, Inc.	10,000	564,488
Rengo Co. Ltd.	118,900	898,711
Ricoh Co. Ltd.	95,600	1,875,411
Ryohin Kiekaku Co. Ltd.	9,300	762,268
Santen Pharmaceutical Co. Ltd.	26,700	634,603
Sumitomo Trust & Banking Co. Ltd. (The)	31,200	340,790
Takeda Pharmaceutical Co. Ltd.	16,100	1,001,678
Takefuji Corp.	20,000	1,191,891
Tanabe Seiyaku Co. Ltd.	143,600	1,766,767
Tohoku Electric Power Co., Inc.	38,900	853,189
Toppan Printing Co. Ltd.	85,000	961,115
Toyota Motor Corp.	58,800	3,077,700
Toyota Motor Corp., ADR	59,828	6,257,411
UNY Co., Ltd.	41,500	611,766
Yamada Denki Co. Ltd.	17,900	1,825,350
Yokohama Rubber Co. Ltd. (The)	174,300	770,673

		91,815,062

Mexico — 1.0%
America Movil — Ser. L, ADR	80,618	2,681,355
America Movil SA de CV	1,629,500	2,722,718
Wal-Mart de Mexico SA de CV	1,003,300	2,804,330

		8,208,403

Netherlands — 1.3%
ABN AMRO Holding NV	22,700	621,047
Aegon NV	108,800	1,860,578
ING Groep NV	69,300	2,723,852
Qiagen NV(a)	71,300	966,681
Royal Dutch Shell PLC, ADR	30,500	2,042,890
Royal KPN NV	154,700	1,739,269
TomTom NV(a)	24,400	949,061

		10,903,378

New Zealand — 0.1%
Fisher & Paykel Appliances Holdings Ltd.	319,700	897,995

Norway — 0.5%
Norsk Hydro ASA	70,500	1,868,705
Statoil ASA	81,200	2,302,334

		4,171,039

Portugal — 0.1%
Energias de Portugal SA	231,100	907,457

Singapore — 0.6%
CapitaLand Ltd.	1,208,000	3,434,311
MobileOne Ltd.	433,700	567,179
Neptune Orient Lines Ltd.	432,800	494,910
Singapore Airlines Ltd.	128,000	1,027,008

		5,523,408

SEE NOTES TO FINANCIAL STATEMENTS.

B60

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

South Africa — 0.2%
MTN Group Ltd.	52,800	$389,556
Naspers Ltd.	24,700	419,831
Sasol Ltd.	23,600	905,161

		1,714,548

Spain — 1.5%
Banco Bilbao Vizcaya Argentaria SA	83,800	1,723,526
Banco Santander Central Hispano SA	146,800	2,144,272
Grupo Ferrovial SA	29,700	2,267,872
Inditex SA	88,700	3,741,638
Repsol YPF SA	93,200	2,669,056

		12,546,364

Sweden — 0.7%
Capio AB(a)	30,600	548,498
Electrolux AB, Ser. B	68,800	994,227
Husqvarna AB “Class B”(a)	68,800	829,319
Modern Times Group AB “Class B”	14,100	741,564
Modern Times Group AB “Redemption Shares”	14,100	48,275
Nordea Bank AB	244,700	2,924,124

		6,086,007

Switzerland — 5.1%
Baloise Holding AG	24,000	1,844,342
Credit Suisse Group	68,700	3,843,671
EFG International(a)	38,800	1,079,056
Georg Fischer AG(a)	2,500	1,073,576
Kuehne & Nagel International AG	27,000	1,965,564
Nobel Biocare Holding AG	4,200	997,137
Rieter Holding AG	2,200	845,773
Roche Holdings AG	47,300	7,819,172
SGS SA	1,640	1,556,092
Swisscom AG	2,900	954,767
Syngenta AG	8,200	1,089,935
Synthes, Inc.	26,500	3,197,211
UBS AG	70,327	7,714,872
UBS AG – New	68,130	7,467,523
Verwalt & Privat-Bank AG	2,578	546,682
Zurich Financial Services AG	5,900	1,293,362

		43,288,735

Taiwan — 0.4%
Himax Technologies, Inc., ADR(a)	65,900	376,948
HON HAI Precision Industry Co. Ltd., GDR	132,400	1,602,040
Taiwan Semiconductor Manufacturing Co. Ltd., SP, ADR	172,523	1,583,761

		3,562,749

United Kingdom — 10.0%
Alliance & Leicester PLC	76,000	1,638,700
AstraZeneca PLC	70,100	4,231,122
Aviva PLC	144,700	2,048,336
BAE Systems PLC	158,200	1,081,688
Barclays PLC	299,200	3,399,937
BG Group PLC	505,400	6,752,436
BP PLC	153,600	1,790,869
Bradford & Bingley PLC	178,100	1,530,632
BT Group PLC	756,400	3,346,500
Cairn Energy PLC(a)	39,500	1,601,855
Carphone Warehouse Group PLC	180,800	1,061,523

SEE NOTES TO FINANCIAL STATEMENTS.

B61

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

United Kingdom (cont’d.)
CSR PLC(a)	45,600	$1,062,485
DSG International PLC	566,000	1,999,112
Firstgroup PLC	127,000	1,101,448
GKN PLC	263,300	1,329,232
GlaxoSmithKline PLC	37,400	1,045,017
Hanson PLC	70,700	858,305
HBOS PLC	491,800	8,548,772
House of Fraser PLC	379,200	932,626
Imperial Chemical Industries PLC	225,200	1,511,689
Interserve PLC	174,800	1,228,323
Legal & General Group PLC	359,600	852,834
Lloyds TSB Group PLC	346,200	3,402,654
Northern Foods PLC	211,500	310,932
Northern Rock PLC	140,700	2,601,846
Northumbrian Water Group PLC	225,900	1,024,502
Old Mutual PLC	319,100	963,313
Reckitt Benckiser PLC	127,800	4,773,860
Rolls-Royce Group PLC	558,700	4,277,268
Rotork PLC	51,500	652,357
Royal Bank of Scotland Group PLC (The)	57,300	1,883,969
Royal Dutch Shell PLC “Class B”	195,600	6,839,869
Shanks Group PLC	13,229	41,588
Standard Chartered PLC	106,700	2,604,508
Tate & Lyle PLC	99,500	1,114,101
Taylor Woodrow PLC	148,300	915,957
Tullow Oil PLC	91,300	644,943
Vedanta Resources Ltd.	61,300	1,545,054
Viridain Group PLC	46,100	815,405
Vodafone Group PLC	614,600	1,309,848

		84,675,415

United States — 43.0%
Air Products & Chemicals, Inc.	5,161	329,891
Alltel Corp.	25,800	1,646,814
Altria Group, Inc.	23,600	1,732,948
American Express Co.	35,900	1,910,598
American International Group, Inc.	44,300	2,615,915
Ameriprise Financial, Inc.	40,200	1,795,734
Amylin Pharmaceuticals, Inc.(a)(b)	67,684	3,341,559
Anheuser-Busch Cos., Inc.	64,700	2,949,673
Archer-Daniels-Midland Co.	87,278	3,602,836
AT&T, Inc.	91,400	2,549,146
Avon Products, Inc.	68,100	2,111,100
Baker Hughes, Inc.	66,200	5,418,470
Bank of America Corp.	114,800	5,521,880
Boston Scientific Corp.(a)	75,300	1,268,052
Bowater, Inc.	34,100	775,775
Bristol-Myers Squibb Co.	45,000	1,163,700
Burlington Northern Santa Fe Corp.	94,740	7,508,145
Cablevision Systems Corp. “Class A”(a)	20,500	439,725
Campbell Soup Co.	44,400	1,647,684
Caterpillar, Inc.	82,322	6,131,343
CB Richard Ellis Group, Inc.(a)	29,749	740,750
CBS Corp., “Class B”	39,800	1,076,590
Charles Schwab Corp. (The)	74,300	1,187,314
ChevronTexaco Corp.	79,700	4,946,182
Chicago Mercantile Exchange Holdings, Inc.(b)	8,382	4,116,819
Cisco Systems, Inc.(a)	204,369	3,991,327

SEE NOTES TO FINANCIAL STATEMENTS.

B62

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

United States (cont’d.)
Citigroup, Inc.	67,100	$3,236,904
Coca-Cola Co. (The)	74,600	3,209,292
Comcast Corp. “Class A”(a)(b)	245,391	8,034,101
Comcast Corp. “Special Class A”(a)	14,500	475,310
Deere & Co.	31,499	2,629,852
Dow Chemical Co. (The)	28,900	1,127,967
Dow Jones & Co., Inc.(b)	36,900	1,291,869
Duke Energy Corp.	94,700	2,781,339
E.I. du Pont de Nemours & Co.	57,700	2,400,320
Entergy Corp.	35,300	2,497,475
Exxon Mobil Corp.	78,300	4,803,705
Fannie Mae	33,800	1,625,780
FedEx Corp.	79,775	9,322,507
Fifth Third Bancorp	69,200	2,556,940
Genentech, Inc.(a)	115,170	9,420,906
General Dynamics Corp.	85,774	5,614,766
General Electric Co.	189,300	6,239,328
General Mills, Inc.	31,300	1,616,958
General Motors Corp.(b)	48,900	1,456,731
Genworth Financial, Inc.	74,345	2,590,180
Genzyme Corp.(a)	33,609	2,051,829
Goldman Sachs Group, Inc.	44,469	6,689,472
Halliburton Co.(b)	64,751	4,805,172
Hartford Financial Services Group, Inc.	27,700	2,343,420
Home Depot, Inc. (The)	125,335	4,485,740
Honeywell International, Inc.	85,000	3,425,500
Intel Corp.	132,700	2,514,665
International Business Machines Corp.	37,900	2,911,478
International Paper Co.(b)	91,600	2,958,680
J.P. Morgan Chase & Co.	146,800	6,165,600
Johnson & Johnson	53,100	3,181,752
KB Home	46,405	2,127,669
Las Vegas Sands Corp.(a)	57,418	4,470,565
Lehman Brothers Holdings, Inc.	92,040	5,996,406
Lennar Corp. “Class A”(b)	66,220	2,938,181
Liberty Media Holding Corp. — Interactive “Class A”(a)	86,400	1,491,264
Liberty Media Holding Corp. — Capital “Class A”(a)	18,480	1,548,070
Lincoln National Corp.	27,800	1,569,032
Lockheed Martin Corp.	35,173	2,523,311
Lowe’s Cos., Inc.(b)	100,411	6,091,935
Marsh & McLennan Cos., Inc.	141,700	3,810,313
Mellon Financial Corp.	74,200	2,554,706
Merck & Co., Inc.	102,000	3,715,860
Merrill Lynch & Co., Inc.	33,500	2,330,260
Microsoft Corp.(b)	161,700	3,767,610
Monsanto Co.	7,994	673,015
Morgan Stanley	46,000	2,907,660
Motorola, Inc.	175,260	3,531,489
Murphy Oil Corp.(b)	51,600	2,882,376
New York Times Co. (The) “Class A”	67,600	1,658,904
Newell Rubbermaid, Inc.	86,500	2,234,295
NiSource, Inc.	126,100	2,754,024
Nordstrom, Inc.	106,497	3,887,141
Nucor Corp.	24,000	1,302,000
Peabody Energy Corp.	54,626	3,045,400
Pfizer, Inc.	133,800	3,140,286
Praxair, Inc.	91,780	4,956,120

SEE NOTES TO FINANCIAL STATEMENTS.

B63

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

United States (cont’d.)
Procter & Gamble Co. (The)	136,019	$7,562,656
Progressive Corp. (The)	77,164	1,983,886
QUALCOMM, Inc.	114,603	4,592,142
Qwest Communications International, Inc.(a)(b)	171,400	1,386,626
RadioShack Corp.	67,800	949,200
Raytheon Co.	49,100	2,188,387
Schering-Plough Corp.	96,500	1,836,395
Schlumberger Ltd.	65,760	4,281,634
SLM Corp.	71,970	3,808,652
Sprint Nextel Corp.	126,500	2,528,735
St. Joe Co. (The)(b)	49,051	2,282,834
St. Paul Travelers Cos., Inc. (The)	50,200	2,237,916
Starbucks Corp.(a)(b)	81,671	3,083,897
State Street Corp.	41,000	2,381,690
Target Corp.(b)	50,828	2,483,964
Texas Instruments, Inc.	51,774	1,568,234
Time Warner Cos., Inc.	191,500	3,312,950
U.S. Bancorp	110,200	3,402,976
Union Pacific Corp.	97,444	9,058,394
United Technologies Corp.	40,059	2,540,542
UnitedHealth Group, Inc.	234,247	10,489,580
Verizon Communications, Inc.	68,600	2,297,414
Viacom, Inc. “Class B”(a)	34,400	1,232,896
Walgreen Co.	69,211	3,103,421
Wal-Mart Stores, Inc.(b)	76,786	3,698,782
Walt Disney Co.	75,900	2,277,000
Waste Management, Inc.	82,600	2,963,688
Wells Fargo & Co.(b)	25,854	1,734,286
Wyeth	46,900	2,082,829
Wynn Resorts Ltd.(a)(b)	86,729	6,357,236

		362,602,242

TOTAL LONG-TERM INVESTMENTS (cost $746,577,562)		803,514,169

SHORT-TERM INVESTMENTS — 9.3%
Affiliated Money Market Mutual Fund — 9.2%
Dryden Core Investment Fund — Taxable Money Market Series (includes $57,878,843 of cash collateral received for securities on loan) (Note 4)(c)(d)	77,723,318	77,723,318

	Interest Rate		Maturity Date	Principal Amount
U. S. Treasury Securities — 0.1%
U.S. Treasury Bills	4.68%	(e)	07/06/06	$600,000	599,798

TOTAL SHORT-TERM INVESTMENTS (cost $78,322,931)					78,323,116

TOTAL INVESTMENTS — 104.5% (cost $824,900,493)					881,837,285
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5%)					(38,210,050)

TOTAL NET ASSETS — 100.0%					$843,627,235

SEE NOTES TO FINANCIAL STATEMENTS.

B64

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $55,947,331; cash collateral of $57,878,843 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(e)	Represents yield to maturity as of June 30, 2006.

The industry classification of portfolio holdings and of the liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 was as follows:

Diversified Financial Services	11.2%
Affiliated Money Market Mutual Fund (including 6.9% of collateral received for securities on loan)	9.2
Commercial Banks	8.9
Oil, Gas & Consumable Fuels	7.4
Telecommunications	5.5
Pharmaceuticals	4.2
Insurance	4.1
Retail	3.6
Media	2.8
Aerospace & Defense	2.6
Road & Rail	2.5
Automobiles	2.4
Utilities	2.4
Chemicals	2.3
Energy Equipment & Services	2.2
Food & Beverages	2.2
Machinery	2.2
Biotechnology	1.8
Hotels Restaurants & Leisure	1.8
Industrial Conglomerates	1.8
Metals & Mining	1.8
Food & Staples Retailing	1.5
Household Products	1.5
Electrical Equipment	1.4
Health Care Providers & Services	1.4
Household Durables	1.4
Auto Components	1.3
Textiles, Apparel & Luxury Goods	1.2
Air Freight & Logistics	1.1
Personal Products	1.1
Software	1.1
Real Estate	1.0
Health Care Equipment & Supplies	0.9
Construction	0.8
Commercial Services	0.7
Semiconductors & Semiconductor Equipment	0.7
Thrifts & Mortgage Finance	0.7
Paper & Forest Products	0.6
Trading Companies & Distributors	0.5
Airlines	0.4
IT Services	0.4
Computers & Peripherals	0.3
Building Materials	0.3
Internet	0.3
Marine	0.3
Electronics	0.2
Tobacco	0.2
Containers & Packaging	0.1
Life Sciences Tools & Services	0.1
U.S. Treasury Securities	0.1

104.5
Liabilities in excess of other assets	(4.5)

100%

SEE NOTES TO FINANCIAL STATEMENTS.

B65

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 100.7%	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)
Asset Backed Securities — 4.2%
Small Business Administration Participation Certificates,
Series 1996-20J, Class 1	7.20%	10/01/16		$ 5,123	$5,275,925
Series 1997-20A, Class 1	7.15%	01/01/17		4,681	4,817,398
Series 1997-20G, Class 1	6.85%	07/01/17		1,543	1,581,174
Series 1998-20I, Class 1	6.00%	09/01/18		3,251	3,277,585

					14,952,082

Collateralized Mortgage Obligations — 6.6%
Federal Home Loan Mortgage Corp.,
Series 2496, Class PM	5.50%	09/15/17		2,819	2,736,156
Series 2501, Class MC	5.50%	09/15/17		2,000	1,985,590
Series 2513, Class HC	5.00%	10/15/17		2,339	2,206,935
Series 2518, Class PV	5.50%	06/15/19		1,920	1,843,560
Federal National Mortgage Association,
Series 1993-29, Class PH	6.50%	01/25/23		389	388,557
Series 2002-18, Class PC	5.50%	04/25/17		5,000	4,961,562
Series 2002-57, Class ND	5.50%	09/25/17		2,600	2,580,512
Series 2002-94, Class HQ	4.50%	01/25/18		6,419	5,889,989
Structured Adjustable Rate Mortgage Loan,
Series 2004-1, Class 4A-3(a)	4.17%	02/25/34		754	733,231

					23,326,092

Commercial Mortgage Backed Securities — 6.0%
Banc of America Commercial Mortgage, Inc., Series 2005-2, Class A5	4.857%	07/10/43		1,750	1,627,665
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2000-WF1, Class A1	7.64%	02/15/32		838	855,365
Series 2004-T16, Class A5	4.60%	02/13/46		4,200	3,903,492
Series 2005-PWR8, Class A4	4.674%	06/11/41		1,750	1,602,921
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A4	4.686%	07/15/37		1,750	1,607,104
First Union National Bank Commercial Mortgage Trust,
Series 2000-C1, Class A1	7.739%	05/17/32		527	534,977
Series 2000-C2, Class A1	6.94%	10/15/32		740	743,043
GS Mortgage Securities Corp. II, Series 2003-C1, Class A3	4.608%	01/10/40		6,800	6,364,798
Merrill Lynch Mortgage Trust, Series 2006-C1, Class ASB	5.844%	05/12/39		1,500	1,488,815
Morgan Stanley Capital I, Series 2005-T19, Class AAB	4.852%	06/12/47		1,375	1,304,452
Morgan Stanley Dean Witter I, Series 2001-TOP1, Class A2	6.32%	02/15/33		1,107	1,108,805

					21,141,437

Foreign Agency — 0.4%
International Bank for Reconstruction & Development	4.75%	02/15/35		1,670	1,453,638

Foreign Government Bonds — 1.6%
Australian Government Bond, Series 415	6.25%	04/15/15	AUD	2,075	1,591,629
Deutsche Bundesrepublik, Series 05	4.00%	01/04/37	EUR	1,000	1,212,182
Sweden Government Bond, Series 1041	6.75%	05/05/14	SEK	18,125	2,982,657

					5,786,468

Mortgage Backed Securities — 46.0%
Federal Home Loan Mortgage Corp.	4.75%	01/18/11		645	625,887
Federal Home Loan Mortgage Corp.	5.00%	06/01/33-05/01/34		12,230	11,465,591
Federal Home Loan Mortgage Corp.	5.25%	07/18/11		3,900	3,857,042
Federal Home Loan Mortgage Corp.	5.75%	06/27/16		1,305	1,305,017
Federal Home Loan Mortgage Corp.	6.00%	09/01/34		769	758,366
Federal Home Loan Mortgage Corp.	6.50%	06/01/08-09/01/32		1,392	1,406,222
Federal Home Loan Mortgage Corp.	7.00%	08/01/11-10/01/32		1,763	1,787,619
Federal Home Loan Mortgage Corp.	5.00%	TBA		5,500	5,135,625
Federal Home Loan Mortgage Corp.	6.00%	TBA		3,000	2,953,125
Federal National Mortgage Association(a)	4.073%	08/01/33		4,377	4,150,163
Federal National Mortgage Association(a)	4.252%	04/01/34		2,571	2,509,455

SEE NOTES TO FINANCIAL STATEMENTS.

B66

GOVERNMENT INCOME PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS (Continued)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
Mortgage Backed Securities (cont’d.)
Federal National Mortgage Association(a)	4.438%	06/01/34	$2,382	$2,321,464
Federal National Mortgage Association(a)	4.876%	10/01/34	3,133	3,048,534
Federal National Mortgage Association	5.00%	08/01/18-03/01/34	16,272	15,560,185
Federal National Mortgage Association	5.375%	07/15/16	1,190	1,174,011
Federal National Mortgage Association(b)	5.50%	01/01/17-11/01/35	46,250	44,514,567
Federal National Mortgage Association	6.00%	11/01/14-01/01/36	9,964	9,835,962
Federal National Mortgage Association	6.276%	03/01/11	1,278	1,300,735
Federal National Mortgage Association	6.50%	11/01/09-10/01/32	5,567	5,617,152
Federal National Mortgage Association	7.00%	02/01/12-01/01/36	4,949	5,063,402
Federal National Mortgage Association	7.50%	12/01/06-10/01/12	475	485,127
Federal National Mortgage Association	8.00%	03/01/22-05/01/26	71	74,726
Federal National Mortgage Association	9.00%	02/01/25-04/01/25	307	333,561
Federal National Mortgage Association	5.00%	TBA	16,500	15,886,397
Federal National Mortgage Association	6.00%	TBA	4,500	4,428,279
Government National Mortgage Association	5.00%	07/15/33-07/01/34	4,972	4,710,840
Government National Mortgage Association	6.50%	07/15/32-08/15/32	1,149	1,163,998
Government National Mortgage Association	7.00%	03/15/23-08/15/28	2,573	2,654,507
Government National Mortgage Association	7.50%	12/15/25-02/15/26	549	574,752
Government National Mortgage Association	8.50%	09/15/24-04/15/25	663	716,083
Government National Mortgage Association	5.00%	TBA	3,000	2,838,750
Government National Mortgage Association	5.50%	TBA	4,500	4,360,779

				162,617,923

Municipal Bonds — 1.0%
New Jersey Economic Development Authority State Pension Funding, Series B	Zero	02/15/12	4,609	3,370,608

U.S. Government Agency Obligations — 17.2%
Federal Farm Credit Bank	4.125%	07/17/09	3,110	2,997,639
Federal Farm Credit Bank	5.375%	07/18/11	6,485	6,452,945
Federal Home Loan Bank	4.75%	08/13/10	3,755	3,656,127
Federal Home Loan Bank	5.125%	06/18/08	2,620	2,603,269
Federal Home Loan Bank	5.625%	06/13/16	1,170	1,155,591
Federal Home Loan Bank	6.045%	02/20/07	2,000	2,007,740
Federal Home Loan Mortgage Corp.(c)	5.25%	05/21/09	4,000	3,980,588
Federal National Mortgage Association	4.50%	02/15/11	10,115	9,725,826
Federal National Mortgage Association	5.30%	02/22/11	16,310	16,027,951
FICO Strip Principal	Zero	05/11/18	4,000	2,085,556
Tennessee Valley Authority, Series B	4.375%	06/15/15	9,850	9,082,448
Tennessee Valley Authority, Series B	5.88%	04/01/36	1,090	1,129,397

				60,905,077

U.S. Government Treasury Securities — 17.7%
United States Treasury Bonds(b)	8.125%	05/15/21	840	1,080,384
United States Treasury Bonds(b)	13.25%	05/15/14	5,600	6,800,937
United States Treasury Inflation Index Notes	2.375%	04/15/11	3,034	3,021,716
United States Treasury Inflation Index Notes	3.875%	01/15/09	16,885	17,488,734
United States Treasury Notes(b)	4.125%	08/15/10	1,417	1,366,188
United States Treasury Notes(c)	4.875%	04/30/08-05/31/11	20,836	20,623,760
United States Treasury Notes(c)	5.125%	05/15/16	709	708,169
United States Treasury Strip Principal(c)	Zero	02/15/19-08/15/20	23,230	11,614,193

				62,704,081

TOTAL LONG-TERM INVESTMENTS (cost $365,831,243)				356,257,406

SEE NOTES TO FINANCIAL STATEMENTS.

B67

GOVERNMENT INCOME PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

SHORT-TERM INVESTMENTS — 17.0%			Shares	Value (Note 1)
Affiliated Money Market Mutual Fund — 17.0%
Dryden Core Investment Fund — Dryden Short Term Bond Series(e)			1,491,359	$14,928,503
Dryden Core Investment Fund — Taxable Money Market Series; includes $29,006,243 of cash collateral received for securities on loan) (Note 4)(d)(e)			45,385,681	45,385,681

TOTAL AFFILIATED MONEY MARKET MUTUAL FUND (cost $60,299,378)				60,314,184

OUTSTANDING OPTIONS PURCHASED			Contracts
Call Options
90 Day Euro Dollar Futures, expiring 9/18/06 @ $95.25			43	269
U.S. Treasury Notes Futures, expiring 9/20/06 @ $107.00			280	26,250
Put Option
U.S. Treasury Notes Futures, expiring 9/29/06 @ $102.00			280	13,125

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $103,752)				39,644

TOTAL SHORT-TERM INVESTMENTS (cost $60,403,130)				60,353,828

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 117.7% (cost $426,234,373)				416,611,234

OUTSTANDING OPTIONS WRITTEN
Call Option
90 Day Euro Dollar Futures, expiring 9/18/06 @ $95.75 (premium received $22,688)			43	(269)

SECURITIES SOLD SHORT — (4.1)%	Interest Rate	Maturity Date	Principal Amount (000)
Mortgage Backed Securities
Federal National Mortgage Association (proceeds received $14,448,125)	5.50%	TBA	$15,000	(14,404,680)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 113.6% (cost $411,763,560)				402,206,285
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS(f) — (13.6)%				(48,188,869)

TOTAL NET ASSETS — 100.0%				$354,017,416

The following abbreviations are used in the portfolio descriptions:

AUD	Australian Dollar
EUR	Euro
FICO	Financing Corporation
NZD	New Zealand Dollar
SEK	Swedish Krona
TBA	To Be Announced security

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2006.

(b)	Security segregated as collateral for futures contracts and options.

(c)	All or portion of security is on loan. The aggregate market value of such securities is $28,375,690; cash collateral of $29,006,243 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series and Dryden Core Investment Fund — Dryden Short-Term Bond Series.

SEE NOTES TO FINANCIAL STATEMENTS.

B68

GOVERNMENT INCOME PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

(f)	Other liabilities in excess of other assets include net unrealized appreciation/depreciation on financial futures contracts and forward foreign currency contracts as follows:

Open futures contracts outstanding at June 30, 2006:

Number of Contracts	Type	Expiration Date	Value at June 30, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions:
137	U.S. Treasury 2 Yr. Notes	Sep 06	$27,781,030	$27,888,380	$(107,350)
3	U.S. Treasury 30 Yr. Bonds	Sep 06	319,969	321,097	(1,128)

					(108,478)

Short Positions:
8	U.S. Treasury 5 Yr. Notes	Sep 06	827,250	833,227	5,977
160	U.S. Treasury 10 Yr. Notes	Sep 06	16,777,500	16,816,057	38,557

					44,534

					$(63,944)

Open forward foreign currency exchange contracts outstanding at June 30, 2006:

Sales Contracts:	Contracts to Deliver	Receivable at Statement Date	Value at June 30, 2006	Unrealized Appreciation (Depreciation)
Australian Dollar expiring 7/19/06	AUD 2,227,603	$1,647,669	$1,654,869	$(7,200)
Euros expiring 7/25/06	EUR 985,171	1,248,094	1,262,426	(14,332)
New Zealand Dollar expiring 7/19/06	NZD 918,311	571,961	558,882	13,079
Swedish Krona expiring 7/24/06	SEK15,219,044	2,081,664	2,119,343	(37,679)
expiring 7/24/06	SEK 3,217,532	438,900	448,061	(9,161)

				(55,293)

Purchase Contracts:	Contracts to Receive	Payable at Statement Date	Value at June 30, 2006	Unrealized Appreciation (Depreciation)
New Zealand Dollar expiring 7/19/06	NZD 918,311	557,562	558,882	1,320

				$(53,973)

The industry classification of portfolio holdings and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 were as follows:

Mortgage Backed Securities	46.0%
U.S. Government Treasury Securities	17.7
U.S. Government Agency Obligations	17.2
Affiliated Money Market Mutual Fund (including 8.2% of collateral received for securities on loan)	17.0
Collateralized Mortgage Obligations	6.6
Commercial Mortgage Backed Securities	6.0
Asset Backed Securities	4.2
Foreign Government Bonds	1.6
Municipal Bond	1.0
Foreign Agency	0.4
Options	0.0

117.7
Securities Sold Short	(4.1)
Other liabilities in excess of other assets	(13.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B69

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 98.1% COMMON STOCKS	Shares	Value (Note 2)

Advertising — 0.1%
Omnicom Group, Inc.	47,400	$4,222,866

Aerospace — 2.1%
Boeing Co.	210,236	17,220,431
General Dynamics Corp.	104,600	6,847,116
L-3 Communications Holdings, Inc.	31,700	2,390,814
Lockheed Martin Corp.	103,798	7,446,469
Northrop Grumman Corp.	104,826	6,715,154
Raytheon Co.	120,518	5,371,487
Rockwell Collins, Inc.	45,100	2,519,737
United Technologies Corp.	267,700	16,977,534

		65,488,742

Airlines — 0.1%
Southwest Airlines Co.	176,637	2,891,548

Apparel — 0.1%
Jones Apparel Group, Inc.	28,000	890,120
NIKE, Inc. (Class “B” Stock)	43,000	3,483,000

		4,373,120

Autos – Cars & Trucks — 0.7%
Cummins, Inc.(b)	12,400	1,515,900
Ford Motor Co.(b)	502,045	3,479,172
General Motors Corp.(b)	139,100	4,143,789
Genuine Parts Co.	46,225	1,925,734
Harley-Davidson, Inc.	69,700	3,825,833
Johnson Controls, Inc.	46,100	3,790,342
Navistar International Corp.(a)	16,900	415,909
PACCAR, Inc.(b)	44,835	3,693,507

		22,790,186

Banks and Savings & Loans — 6.9%
AmSouth Bancorporation(b)	93,900	2,483,655
Bank of New York Co., Inc.	205,600	6,620,320
BankAmerica Corp.	1,209,207	58,162,856
Capital One Financial Corp.	80,000	6,836,000
Comerica, Inc.	46,150	2,399,339
Commerce Bancorp, Inc.	34,700	1,237,749
Compass Bancshares, Inc.	33,800	1,879,280
Fifth Third Bancorp	143,249	5,293,051
First Horizon National Corp.	35,900	1,443,180
Golden West Financial Corp.	62,000	4,600,400
Huntington Bancshares, Inc.	60,875	1,435,433
KeyCorp	113,300	4,042,544
M & T Bank Corp.	20,100	2,370,192
Mellon Financial Corp.	111,400	3,835,502
National City Corp.	141,500	5,120,885
North Fork Bancorporation, Inc.	123,250	3,718,453
Northern Trust Corp.	48,800	2,698,640
PNC Financial Services Group	80,600	5,655,702
Regions Financial Corp.(b)	123,937	4,104,793
Sovereign Bancorp, Inc.(b)	100,905	2,049,381
State Street Corp.	85,600	4,972,504
SunTrust Banks, Inc.	97,200	7,412,472
Synovus Financial Corp.	85,100	2,278,978
U.S. Bancorp	478,481	14,775,493
Wachovia Corp.	426,585	23,069,717
Wells Fargo & Co.	441,560	29,619,845
Zions Bancorporation	27,700	2,158,938

		210,275,302

SEE NOTES TO FINANCIAL STATEMENTS.

B70

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Capital Markets — 0.1%
Legg Mason, Inc.(b)	30,800	$3,065,216

Chemicals — 1.1%
Air Products & Chemicals, Inc.	60,300	3,854,376
Dow Chemical Co.	259,761	10,138,472
Du Pont (E.I.) de Nemours & Co.	246,691	10,262,346
Eastman Chemical Co.	22,400	1,209,600
Hercules, Inc.(a)	27,900	425,754
Praxair, Inc.	79,000	4,266,000
Rohm and Haas Co.	38,800	1,944,656
Sigma-Aldrich Corp.	12,800	929,792

		33,030,996

Commercial Services — 0.7%
Cendant Corp.	277,818	4,525,655
Cintas Corp.	35,800	1,423,408
Convergys Corp.(a)	37,600	733,200
eBay, Inc.(a)	292,600	8,570,254
Equifax, Inc.	37,500	1,287,750
Fiserv, Inc.(a)	54,900	2,490,264
Monster Worldwide, Inc.(a)(b)	32,900	1,403,514

		20,434,045

Computers — 3.1%
Apple Computer, Inc.(a)	218,400	12,475,008
Automatic Data Processing, Inc.	152,800	6,929,480
Citrix Systems, Inc.(a)	42,800	1,717,992
Comverse Technology, Inc.(a)(b)	32,600	644,502
Dell, Inc.(a)(b)	621,200	15,163,492
Hewlett-Packard Co.(b)	757,316	23,991,771
International Business Machines Corp.	420,400	32,295,128
Sun Microsystems, Inc.(a)	842,600	3,496,790

		96,714,163

Computer Services — 5.4%
Adobe Systems, Inc.	141,700	4,302,012
Affiliated Computer Services, Inc. (Class “A” Stock)(a)(b)	25,300	1,305,733
Autodesk, Inc.	48,700	1,678,202
Avaya, Inc.(a)	110,908	1,266,569
BMC Software, Inc.(a)	57,900	1,383,810
CA, Inc.	121,673	2,500,380
Cisco Systems, Inc.(a)	1,605,300	31,351,509
Computer Sciences Corp.(a)	49,800	2,412,312
Compuware Corp.(a)	108,600	727,620
EMC Corp.(a)	627,074	6,879,002
First Data Corp.	193,704	8,724,428
Gateway, Inc.(a)	22,000	41,800
Intuit, Inc.(a)	51,100	3,085,929
Juniper Networks, Inc.(a)	107,700	1,722,123
Lexmark International, Inc.(a)	33,514	1,871,087
Micron Technology, Inc.(a)(b)	153,100	2,305,686
Microsoft Corp.	2,335,300	54,412,489
NCR Corp.(a)	48,300	1,769,712
Network Appliance, Inc.(a)	96,800	3,417,040
Novell, Inc.(a)	89,100	590,733
NVIDIA Corp.(a)	80,400	1,711,716
Oracle Corp.(a)	990,720	14,355,533
Parametric Technology Corp.(a)	32,720	415,871
SanDisk Corp.	41,200	2,100,376

SEE NOTES TO FINANCIAL STATEMENTS.

B71

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Computer Services (cont’d.)
Symantec Corp.(a)(b)	279,811	$4,348,263
Symbol Technologies, Inc.	67,400	727,246
Unisys Corp.(a)	67,000	420,760
Yahoo!, Inc.(a)(b)	313,600	10,348,800

		166,176,741

Construction — 0.3%
Centex Corp.	33,000	1,659,900
D.R. Horton, Inc.	70,200	1,672,164
Fluor Corp.	23,500	2,183,855
KB Home	21,932	1,005,582
Pulte Corp.	56,800	1,635,272
Vulcan Materials Co.(b)	27,000	2,106,000

		10,262,773

Containers — 0.1%
Ball Corp.	27,400	1,014,896
Bemis Co., Inc.	25,900	793,058
Pactiv Corp.(a)	43,900	1,086,525

		2,894,479

Cosmetics & Soaps — 2.1%
Alberto-Culver Co. (Class “B” Stock)	21,100	1,027,992
Avon Products, Inc.	109,400	3,391,400
Clorox Co.(b)	37,900	2,310,763
Colgate-Palmolive Co.(b)	136,300	8,164,370
Estee Lauder Cos., Inc. (The) (Class “A”Stock)	25,500	986,085
International Flavors & Fragrances, Inc.	18,700	658,988
Procter & Gamble Co.	858,081	47,709,303

		64,248,901

Diversified Consumer Products — 1.4%
Altria Group, Inc.	550,400	40,415,871
Eastman Kodak Co.(b)	59,000	1,403,020

		41,818,891

Diversified Manufacturing Operations — 3.1%
American Standard Cos., Inc.	45,900	1,986,093
Cooper Industries Ltd. (Class “A” Stock)	25,000	2,323,000
General Electric Co.	2,741,600	90,363,135

		94,672,228

Diversified Office Equipment — 0.1%
Avery Dennison Corp.	27,600	1,602,456
Pitney Bowes, Inc.	65,500	2,705,150

		4,307,606

Diversified Operations — 0.3%
Corning, Inc.(a)	411,700	9,959,023

Drugs & Medical Supplies — 8.6%
Abbott Laboratories(b)	406,400	17,723,104
Allergan, Inc.(b)	36,300	3,893,538
AmerisourceBergen Corp.	58,400	2,448,128
Bard (C.R.), Inc.(b)	26,600	1,948,716
Barr Laboratories, Inc.	19,100	910,879
Bausch & Lomb, Inc.	16,100	789,544
Baxter International, Inc.	174,700	6,421,972
Becton Dickinson & Co.	71,000	4,340,230
Biogen Idec, Inc.(a)(b)	90,825	4,207,922
Biomet, Inc.(b)	56,525	1,768,667

SEE NOTES TO FINANCIAL STATEMENTS.

B72

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Drugs & Medical Supplies (cont’d.)
Boston Scientific Corp.(a)	307,199	$5,173,231
Bristol-Myers Squibb Co.	514,160	13,296,178
Cardinal Health, Inc.	113,275	7,286,981
Genzyme Corp.(a)	61,900	3,778,995
Hospira, Inc.(a)	42,820	1,838,691
Johnson & Johnson	783,171	46,927,605
King Pharmaceuticals, Inc.(a)	71,033	1,207,561
Laboratory Corp. of America Holdings(a)	33,800	2,103,374
Lilly (Eli) & Co.	301,200	16,647,324
Medtronic, Inc.	316,000	14,826,720
Merck & Co., Inc.	596,100	21,715,923
Mylan Laboratories, Inc.	40,900	818,000
Pfizer, Inc.	1,965,308	46,125,778
Quest Diagnostics, Inc.	44,300	2,654,456
Schering-Plough Corp.	390,500	7,431,215
St. Jude Medical, Inc.(a)	99,600	3,229,032
Stryker Corp.	67,500	2,842,425
Watson Pharmaceuticals, Inc.(a)	31,400	730,992
Wyeth	368,700	16,373,967
Zimmer Holdings, Inc.(a)(b)	59,286	3,362,702

		262,823,850

Education
Apollo Group, Inc. (Class “A” Stock)(a)	28,300	1,462,261

Electrical Services — 0.4%
American Power Conversion	34,500	672,405
Rockwell Automation, Inc.	48,800	3,514,088
TXU Corp.	125,512	7,504,362
Xcel Energy, Inc.	109,495	2,100,114

		13,790,969

Electronics — 3.6%
Advanced Micro Devices, Inc.(a)(b)	103,200	2,520,144
Altera Corp.(a)(b)	95,200	1,670,760
Analog Devices, Inc.	98,900	3,178,646
Applied Materials, Inc.	441,100	7,181,108
Broadcom Corp.(a)	109,350	3,285,968
Electronic Arts, Inc.(a)	70,000	3,012,800
Electronic Data Systems Corp.	123,300	2,966,598
Emerson Electric Co.	113,200	9,487,292
Fisher Scientific International, Inc.(a)(b)	31,200	2,279,160
Freescale Semiconductor, Inc. (Class “B” Stock)(a)	107,446	3,158,912
Intel Corp.	1,530,700	29,006,765
Jabil Circuit, Inc.(a)	51,000	1,305,600
JDS Uniphase Corp.(a)	289,100	731,423
KLA-Tencor Corp.	36,600	1,521,462
Linear Technology Corp.(b)	66,900	2,240,481
LSI Logic Corp.(a)	110,800	991,660
Maxim Integrated Products, Inc.	88,000	2,825,680
Molex, Inc.	40,500	1,359,585
National Semiconductor Corp.	93,100	2,220,435
Novellus Systems, Inc.(a)	40,000	988,000
Perkin Elmer, Inc.	31,000	647,900
Pinnacle West Capital Corp.(b)	26,000	1,037,660
PMC-Sierra, Inc.(a)	34,800	327,120
PPL Corp.(b)	103,800	3,352,740
QLogic Corp.(a)	51,800	893,032
RadioShack Corp.	39,760	556,640

SEE NOTES TO FINANCIAL STATEMENTS.

B73

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Electronics (cont’d.)
Sanmina-SCI Corp.(a)	150,600	$692,760
Solectron Corp.(a)(b)	282,000	964,440
Tektronix, Inc.	18,300	538,386
Teradyne, Inc.(a)	36,800	512,624
Texas Instruments, Inc.	444,000	13,448,760
Waters Corp.(a)	34,100	1,514,040
Xerox Corp.(a)	251,892	3,503,818
Xilinx, Inc.(b)	92,200	2,088,330

		112,010,729

Financial Services — 8.8%
Ambac Financial Group, Inc.	28,800	2,335,680
American Express Co.	327,400	17,424,228
Ameriprise Financial, Inc.	69,600	3,109,032
Bear Stearns Cos., Inc.(b)	32,110	4,497,969
CIT Group, Inc.	57,800	3,022,362
Citigroup, Inc.	1,326,776	64,003,673
Countrywide Financial Corp.	164,098	6,248,852
E*TRADE Financial Corp.(a)	106,800	2,437,176
Fannie Mae	253,300	12,183,730
Federated Investors, Inc. (Class “B” Stock)	22,600	711,900
Franklin Resources, Inc.	40,400	3,507,124
Freddie Mac	185,200	10,558,252
Goldman Sachs Group, Inc.	120,700	18,156,901
H&R Block, Inc.	87,900	2,097,294
JPMorgan Chase & Co.	935,785	39,302,969
Janus Capital Group, Inc.(b)	48,000	859,200
Lehman Brothers Holdings, Inc.	155,600	10,137,340
Marshall & Ilsley Corp.	58,700	2,684,938
Merrill Lynch & Co., Inc.	245,900	17,104,804
Moody’s Corp.	70,020	3,813,289
Morgan Stanley	298,410	18,862,496
Paychex, Inc.	89,350	3,482,863
Schwab (Charles) Corp.	275,400	4,400,892
SLM Corp.	110,200	5,831,784
T. Rowe Price Group, Inc.	66,600	2,518,146
Washington Mutual, Inc.	255,926	11,665,107

		270,958,001

Food & Beverage — 3.7%
Anheuser-Busch Cos., Inc.	209,000	9,528,310
Archer-Daniels-Midland Co.	168,138	6,940,737
Brown-Forman Corp. (Class “B” Stock)	16,200	1,157,490
Campbell Soup Co.	48,800	1,810,968
Coca-Cola Co.	545,700	23,476,014
Coca-Cola Enterprises, Inc.	84,700	1,725,339
ConAgra Foods, Inc.	135,800	3,002,538
Constellation Brands, Inc. (Class “A” Stock)(a)	43,200	1,080,000
Dean Foods Company	27,200	1,011,568
General Mills, Inc.	94,300	4,871,538
Heinz (H.J.) & Co.	80,350	3,312,027
Hershey Foods Corp.(b)	49,900	2,747,993
Kellogg Co.	66,000	3,196,380
McCormick & Co., Inc.	31,300	1,050,115
Molson Coors Brewing Co. (Class “B” Stock)	16,000	1,086,080
Monsanto Co.	66,198	5,573,210
Pepsi Bottling Group, Inc.	33,600	1,080,240
PepsiCo, Inc.	435,640	26,155,826

SEE NOTES TO FINANCIAL STATEMENTS.

B74

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Food & Beverage (cont’d.)
Sara Lee Corp.	209,900	$3,362,598
Sysco Corp.	165,500	5,057,680
Tyson Foods, Inc. (Class “A” Stock)	51,800	769,748
Whole Foods Market, Inc.	31,300	2,023,232
Wrigley (William) Jr. Co.	49,100	2,226,483

		112,246,114

Forest Products — 0.4%
International Paper Co.	123,267	3,981,524
Louisiana-Pacific Corp.	31,000	678,900
MeadWestvaco Corp.	48,289	1,348,712
Plum Creek Timber Co., Inc.(b)	48,200	1,711,100
Temple-Inland, Inc.	29,600	1,268,952
Weyerhaeuser Co.	64,700	4,027,575

		13,016,763

Gas Pipelines — 0.2%
Peoples Energy Corp.(b)	11,400	409,374
Sempra Energy	70,054	3,186,056
Williams Cos., Inc.(b)	150,000	3,504,000

		7,099,430

Hospitals/Health Care Management — 3.3%
Aetna, Inc.	153,948	6,147,144
Agilent Technologies, Inc.(a)	111,682	3,524,684
Amgen, Inc.(a)	315,764	20,597,286
Applera Corp. - Applied Biosystems Group	49,100	1,588,385
Caremark Rx, Inc.(a)	111,400	5,555,518
Coventry Health Care, Inc.(a)	39,750	2,183,865
Express Scripts, Inc.(a)	32,100	2,302,854
Forest Laboratories, Inc.(a)	89,700	3,470,493
Gilead Sciences, Inc.(a)	120,800	7,146,528
HCA, Inc.(b)	111,598	4,815,454
Health Management Associates, Inc. (Class “A” Stock)(b)	66,300	1,306,773
Humana, Inc.(a)	41,900	2,250,030
IMS Health, Inc.	51,320	1,377,942
Manor Care, Inc.(b)	9,950	466,854
McKesson Corp.	74,107	3,503,779
Medco Health Solutions, Inc.(a)	73,396	4,204,123
MedImmune, Inc.(a)	51,200	1,387,520
Millipore Corp.(a)	14,200	894,458
Patterson Cos., Inc.(a)(b)	20,900	730,037
Tenet Healthcare Corp.(a)	119,100	831,318
UnitedHealth Group, Inc.	349,500	15,650,610
WellPoint, Inc.(a)	171,800	12,501,886

		102,437,541

Household Products & Personal Care — 0.4%
Harman International Industries, Inc.	13,400	1,143,958
Kimberly-Clark Corp.	124,788	7,699,420
Leggett & Platt, Inc.	54,900	1,371,402
Lennar Corp. (Class “A” Stock)(b)	26,800	1,189,116

		11,403,896

Housing Related — 0.2%
Masco Corp.	124,400	3,687,216
Newell Rubbermaid, Inc.	58,249	1,504,572
Stanley Works	12,200	576,084
Whirlpool Corp.(b)	15,507	1,281,654

		7,049,526

SEE NOTES TO FINANCIAL STATEMENTS.

B75

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Human Resources — 0.1%
Robert Half International, Inc.	45,800	$1,923,600

Insurance — 4.4%
ACE, Ltd.	87,200	4,411,448
AFLAC, Inc.(b)	125,400	5,812,290
Allstate Corp.	177,288	9,702,972
American International Group, Inc.	682,687	40,312,666
Aon Corp.	74,725	2,601,925
Chubb Corp.	107,000	5,339,300
CIGNA Corp.	39,000	3,841,890
Cincinnati Financial Corp.	45,628	2,144,972
Genworth Financial, Inc. (Class “A” Stock)	93,500	3,257,540
Hartford Financial Services Group, Inc.	82,500	6,979,500
Lincoln National Corp.	73,763	4,163,184
Loews Corp.	106,300	3,768,335
Marsh & McLennan Cos., Inc.	135,700	3,648,973
MBIA, Inc.(b)	36,850	2,157,568
MetLife, Inc.(b)	204,000	10,446,840
MGIC Investment Corp.(b)	25,600	1,664,000
Principal Financial Group, Inc.(b)	74,800	4,162,620
Progressive Corp.	195,800	5,034,018
SAFECO Corp.	33,200	1,870,820
St. Paul Cos., Inc.	192,798	8,594,935
Torchmark Corp.	24,100	1,463,352
UnumProvident Corp.(b)	80,456	1,458,667
XL Capital Ltd. (Bermuda) (Class “A” Stock)(b)	45,300	2,776,890

		135,614,705

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(a)(b)	67,400	2,607,032

Internet Software & Services — 0.8%
Google, Inc. (Class “A” Stock)(a)	53,100	22,266,423
Verisign, Inc.(b)	50,500	1,170,085

		23,436,508

Leisure — 1.0%
Brunswick Corp.(b)	26,400	877,800
Carnival Corp.(b)	103,500	4,320,090
Disney (Walt) Co.	568,401	17,052,030
Harrah’s Entertainment, Inc.	44,650	3,178,187
Hilton Hotels Corp.	71,100	2,010,708
Marriott International, Inc. (Class “A” Stock)	78,000	2,973,360
Sabre Group Holdings, Inc. (Class “A” Stock)	39,619	871,618

		31,283,793

Machinery — 1.1%
Caterpillar, Inc.	181,300	13,503,224
Deere & Co.	61,700	5,151,333
Dover Corp.	55,100	2,723,593
Eaton Corp.	41,600	3,136,640
Ingersoll-Rand Co. (Class “A” Stock)	99,900	4,273,722
Parker-Hannifin Corp.	32,325	2,508,420
Snap-on, Inc.	12,300	497,166
Thermo Electron Corp.(a)	42,400	1,536,576

		33,330,674

Media — 2.8%
CBS Corp. (Class “B” Stock)	227,568	6,155,714
Clear Channel Communications, Inc.	126,100	3,902,795
Comcast Corp. (Class “A” Stock)(a)(b)	572,130	18,731,536

SEE NOTES TO FINANCIAL STATEMENTS.

B76

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Media (cont’d.)
Dow Jones & Co., Inc.(b)	17,400	$609,174
E.W. Scripps Co. (The)(Class “A” Stock)	16,700	720,438
Gannett Co., Inc.(b)	66,400	3,713,752
Interpublic Group of Cos., Inc.(a)(b)	75,200	627,920
McClatchy Co.	8,854	355,222
McGraw-Hill, Inc.	94,200	4,731,666
Meredith Corp.	11,000	544,940
New York Times Co. (Class “A” Stock)	41,900	1,028,226
News Corp. (Class “A” Stock)	630,700	12,096,826
R. R. Donnelley & Sons Co.(b)	63,600	2,032,020
Time Warner, Inc.	1,146,520	19,834,796
Tribune Co.(b)	62,600	2,030,118
Univision Communications, Inc. (Class “A” Stock)(a)(b)	60,400	2,023,400
Viacom, Inc. (Class “B” Stock)	172,268	6,174,085

		85,312,628

Metals – Ferrous — 0.2%
Allegheny Technologies, Inc.	16,140	1,117,534
Nucor Corp.	83,400	4,524,450
United States Steel Corp.	27,740	1,945,129

		7,587,113

Metals – Non Ferrous — 0.2%
Alcoa, Inc.(b)	236,976	7,668,543

Mineral Resources — 0.1%
Phelps Dodge Corp.	55,656	4,572,697

Miscellaneous – Basic Industry — 2.0%
AES Corp.(a)(b)	159,700	2,946,465
BB&T Corp. (b)	147,800	6,147,002
Danaher Corp.	64,900	4,174,368
Ecolab, Inc.	48,800	1,980,304
Fortune Brands, Inc.	35,000	2,485,350
Honeywell International, Inc.	229,950	9,266,985
Illinois Tool Works, Inc.	106,600	5,063,500
International Game Technology	79,000	2,997,260
ITT Industries, Inc.	50,000	2,475,000
Pall Corp.	17,600	492,800
PPG Industries, Inc.	42,600	2,811,600
Sealed Air Corp.(a)	20,910	1,088,993
Textron, Inc.	32,100	2,958,978
Tyco International, Ltd.	525,143	14,441,433
W.W. Grainger, Inc.	20,300	1,527,169

		60,857,207

Miscellaneous Consumer Growth/Staples — 0.6%
3M Co.	198,600	16,040,922
Black & Decker Corp.	21,000	1,773,660

		17,814,582

Oil & Gas — 5.6%
Anadarko Petroleum Corp.	122,526	5,843,265
Ashland, Inc.	18,600	1,240,620
ChevronTexaco Corp.	597,192	37,061,736
El Paso Corp.	176,311	2,644,665
EOG Resources, Inc.(b)	65,400	4,534,836
Exxon Mobil Corp.	1,604,570	98,440,369
Hess Corp.	66,000	3,488,100
Kerr-McGee Corp.	59,178	4,103,994

SEE NOTES TO FINANCIAL STATEMENTS.

B77

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Oil & Gas (cont’d.)
Marathon Oil Corp.	97,997	$8,163,150
Murphy Oil Corp.(b)	43,100	2,407,566
NICOR, Inc.	12,200	506,300
Sunoco, Inc.	37,000	2,563,730

		170,998,331

Oil & Gas Exploration/Production — 1.9%
Chesapeake Energy Corp.	95,700	2,894,925
ConocoPhillips	444,579	29,133,262
Consol Energy, Inc.	35,200	1,644,544
Devon Energy Corp.	118,400	7,152,544
Occidental Petroleum Corp.	114,200	11,711,210
XTO Energy, Inc.	100,000	4,427,000

		56,963,485

Oil & Gas Services — 2.8%
Apache Corp.	89,250	6,091,313
B.J. Services Co.	87,400	3,256,524
Baker Hughes, Inc.	90,930	7,442,621
Halliburton Co.(b)	137,600	10,211,296
Kinder Morgan, Inc.	24,400	2,437,316
Nabors Industries, Ltd. (Barbados)(a)(b)	86,800	2,932,972
National-Oilwell Varco, Inc.(a)	43,200	2,735,424
Noble Corp.	32,800	2,440,976
PG&E Corp.	83,500	3,279,880
Rowan Cos., Inc.	18,700	665,533
Schlumberger, Ltd.	321,700	20,945,887
Transocean, Inc.(a)	88,633	7,119,003
Valero Energy Corp.	168,400	11,201,968
Weatherford International, Ltd.(a)(b)	85,500	4,242,510

		85,003,223

Precious Metals — 0.3%
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)	49,100	2,720,631
Newmont Mining Corp.	119,503	6,325,294

		9,045,925

Railroads — 0.8%
Burlington Northern Santa Fe Corp.	99,226	7,863,661
CSX Corp.	58,912	4,149,761
Norfolk Southern Corp.	110,500	5,880,810
Union Pacific Corp.	69,400	6,451,424

		24,345,656

Real Estate Investment Trust — 0.8%
Apartment Investment & Management Co. (Class “A” Stock)	17,700	769,065
Archstone-Smith Trust(b)	50,300	2,558,761
Boston Properties, Inc.	20,000	1,808,000
Equity Office Properties Trust(b)	84,000	3,066,840
Equity Residential Properties Trust(b)	68,700	3,072,951
Kimco Realty Corp.	47,700	1,740,573
ProLogis	58,100	3,028,172
Public Storage, Inc.	16,000	1,214,400
Simon Property Group, Inc.	48,000	3,981,120
Vornado Realty Trust(b)	27,800	2,711,890

		23,951,772

Restaurants — 0.7%
Darden Restaurants, Inc.	38,650	1,522,810
McDonald’s Corp.	351,400	11,807,040

SEE NOTES TO FINANCIAL STATEMENTS.

B78

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Restaurants (cont’d.)
Starwood Hotels & Resorts World(b)	53,300	$3,216,122
Wendy’s International, Inc.(b)	23,700	1,381,473
Yum! Brands, Inc.	72,500	3,644,575

		21,572,020

Retail — 5.7%
AutoNation, Inc.(a)	40,589	870,228
AutoZone, Inc.(a)	15,600	1,375,920
Bed Bath & Beyond, Inc.(a)	70,200	2,328,534
Best Buy Co., Inc.	104,225	5,715,699
Big Lots, Inc.(a)	26,200	447,496
Circuit City Stores, Inc.	37,000	1,007,140
Coach, Inc.(a)	106,400	3,181,360
Costco Wholesale Corp.	124,332	7,103,087
CVS Corp.(b)	206,600	6,342,620
Dillard’s, Inc. (Class “A” Stock)	20,750	660,888
Dollar General Corp.	90,203	1,261,038
Family Dollar Stores, Inc.(b)	45,600	1,114,008
Federated Department Stores, Inc.	139,820	5,117,412
Gap, Inc.	155,787	2,710,694
Home Depot, Inc.	569,819	20,393,822
J.C. Penney Co., Inc.	61,900	4,178,869
Kohl’s Corp.(a)	84,700	5,007,464
Kroger Co.(a)	197,800	4,323,908
Limited Brands	95,496	2,443,743
Liz Claiborne, Inc.	26,400	978,384
Lowe’s Cos., Inc.(b)	216,900	13,159,323
Nordstrom, Inc.	60,800	2,219,200
Office Depot, Inc.(a)	77,000	2,926,000
OfficeMax, Inc.	16,786	684,030
Safeway, Inc.	125,300	3,257,800
Sears Holding Corp.(a)(b)	25,712	3,981,246
Sherwin-Williams Co.	31,400	1,490,872
Staples, Inc.	180,000	4,377,600
Starbucks Corp.(a)(b)	204,400	7,718,144
Supervalu, Inc.	57,208	1,756,286
Target Corp.	229,268	11,204,327
Tiffany & Co.	30,300	1,000,506
TJX Cos., Inc.	126,400	2,889,504
Wal-Mart Stores, Inc.	661,300	31,854,821
Walgreen Co.	257,900	11,564,236

		176,646,209

Rubber — 0.1%
B.F. Goodrich Corp.	31,800	1,281,222
Cooper Tire & Rubber Co.(b)	5,000	55,700
Goodyear Tire & Rubber Co.(a)(b)	49,200	546,120

		1,883,042

Telecommunications — 4.5%
ADC Telecommunications, Inc.(a)	27,200	458,592
Alltel Corp.	99,200	6,331,936
Andrew Corp.(a)	28,112	249,072
AT&T Corp.(b)	1,021,609	28,492,675
BellSouth Corp.	471,200	17,057,440
CenturyTel, Inc.(b)	30,000	1,114,500
CIENA Corp.(a)	151,600	729,196
Citizens Communications Co.(b)	90,300	1,178,415
Embarq CORP-W/I	39,376	1,614,022

SEE NOTES TO FINANCIAL STATEMENTS.

B79

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Telecommunications (cont’d.)
Lucent Technologies, Inc.(a)	1,225,805	$2,966,448
Motorola, Inc.	677,595	13,653,539
QUALCOMM, Inc.	453,600	18,175,752
Qwest Communications International, Inc.(a)(b)	411,647	3,330,224
Sprint Nextel Corp.	787,522	15,742,565
Tellabs, Inc.(a)	116,000	1,543,960
Verizon Communications, Inc.	778,938	26,086,634

		138,724,970

Textiles — 0.1%
VF Corp.(b)	24,536	1,666,485

Tobacco — 0.1%
Reynolds American, Inc.(b)	22,200	2,559,660
UST, Inc.	42,200	1,907,018

		4,466,678

Toy Manufacturer — 0.1%
Hasbro, Inc.	42,650	772,392
Mattel, Inc.	107,481	1,774,511

		2,546,903

Trucking & Shipping — 1.1%
FedEx Corp.	83,340	9,739,112
Ryder System, Inc.(b)	17,600	1,028,368
United Parcel Service, Inc. (Class “B” Stock)(b)	296,100	24,377,913

		35,145,393

Utilities – Electric — 2.0%
Allegheny Energy, Inc.(a)	36,200	1,341,934
Ameren Corp.	48,300	2,439,150
American Electric Power Co., Inc.	109,940	3,765,445
CenterPoint Energy, Inc.	90,610	1,132,625
CMS Energy Corp.(a)(b)	53,000	685,820
Consolidated Edison, Inc.	62,800	2,790,832
Constellation Energy Group	51,050	2,783,246
Dominion Resources, Inc.(b)	89,642	6,704,325
DTE Energy Co.	48,600	1,979,964
Duke Energy Corp.	333,282	9,788,492
Edison International	91,700	3,576,300
Entergy Corp.	52,100	3,686,075
FirstEnergy Corp.	87,436	4,739,906
FPL Group, Inc.(b)	107,000	4,427,660
Public Service Enterprise Group, Inc.	60,300	3,987,036
Southern Co.	199,900	6,406,795
TECO Energy, Inc.	37,900	566,226

		60,801,831

Utilities – Electric & Gas — 0.5%
Dynegy, Inc. (Class “A” Stock)(a)	87,800	480,266
Exelon Corp.(b)	169,550	9,635,527
KeySpan Corp.	37,800	1,527,120
NiSource, Inc.	73,000	1,594,320
Progress Energy, Inc.	61,314	2,628,531

		15,865,764

Waste Management — 0.2%
Allied Waste Industries, Inc.(a)(b)	71,800	815,648
Waste Management, Inc.	145,030	5,203,676

		6,019,324

TOTAL LONG-TERM INVESTMENTS (cost $1,989,598,339)		3,019,581,999

SEE NOTES TO FINANCIAL STATEMENTS.

B80

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

SHORT-TERM INVESTMENTS — 11.1%	Shares	Value (Note 2)

Affiliated Money Market Mutual Fund — 11.0%
Dryden Core Investment Fund — Taxable Money Market Series (includes $282,292,568 of cash collateral received for securities on loan)(Note 4)(c)(f)	337,129,846	$337,129,846

	Principal (000)
U.S. Government Obligation — 0.1%
United States Treasury Bills(d)(e) 4.83%, 9/21/06	$4,000	3,957,480

TOTAL SHORT-TERM INVESTMENTS (cost $341,086,750)		341,087,326

TOTAL INVESTMENTS — 109.2% (cost $2,330,685,089)		3,360,669,325
LIABILITIES IN EXCESS OF OTHER ASSETS (g) — (9.2%)		(281,846,390)

NET ASSETS — 100.0%		$3,078,822,935

(a)	Non income-producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $272,089,680; cash collateral of $282,292,568 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Security segregated as collateral for futures contracts.

(e)	Rate quoted represents yield-to-maturity at purchase date.

(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.

(g)	Liabilities in excess of other assets include net unrealized appreciation on financial futures as follows:

Open futures contract outstanding at June 30, 2006:

Number of Contracts	Type	Expiration Date	Value at June 30, 2006	Value at Trade Date	Unrealized Appreciation
Long Position:
187	S&P 500 Index	Sept. 2006	$59,811,950	$57,993,663	$1,818,287

SEE NOTES TO FINANCIAL STATEMENTS.

B81

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 was as follows:

Affiliated Money Market Mutual Fund (including 9.2% of collateral received for securities on loan)	11.0%
Financial Services	8.8
Drugs & Medical Supplies	8.6
Banks and Savings & Loans	6.9
Retail	5.7
Oil & Gas	5.6
Computer Services	5.4
Telecommunications	4.5
Insurance	4.4
Food & Beverage	3.7
Electronics	3.6
Hospitals/Health Care Management	3.3
Computers	3.1
Diversified Manufacturing Operations	3.1
Media	2.8
Oil & Gas Services	2.8
Aerospace	2.1
Cosmetics & Soaps	2.1
Miscellaneous – Basic Industry	2.0
Utilities – Electric	2.0
Oil & Gas Exploration/Production	1.9
Diversified Consumer Products	1.4
Chemicals	1.1
Machinery	1.1
Trucking & Shipping	1.1
Leisure	1.0
Internet Software & Services	0.8
Railroads	0.8
Real Estate Investment Trust	0.8
Autos – Cars & Trucks	0.7
Commercial Services	0.7
Restaurants	0.7
Miscellaneous Consumer Growth/Staples	0.6
Utilities – Electric & Gas	0.5
Electrical Services	0.4
Forest Products	0.4
Household Products & Personal Care	0.4
Construction	0.3
Diversified Operations	0.3
Precious Metals	0.3
Gas Pipelines	0.2
Housing Related	0.2
Metals – Ferrous	0.2
Metals – Non Ferrous	0.2
Waste Management	0.2
Advertising	0.1
Airlines	0.1
Apparel	0.1
Capital Markets	0.1
Containers	0.1
Diversified Office Equipment	0.1
Human Resources	0.1
Internet & Catalog Retail	0.1
Mineral Resources	0.1
Rubber	0.1
Textiles	0.1
Tobacco	0.1
Toy Manufacturer	0.1
U.S. Government Obligation	0.1
Education	0.0

109.2
Liabilities in excess of other assets	(9.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B82

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund, Inc. (“Series Fund”), a Maryland corporation, organized on November 15, 1982, was a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. On January 2, 2006, each Portfolio of the Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Series Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Fund has been renamed “The Prudential Series Fund.” The Series Fund is composed of thirty-two Portfolios (“Portfolio” or “Portfolios”), each with a separate series of capital stock. The information presented in these financial statements pertains to seven Portfolios: Conservative Balanced Portfolio, Diversified Bond Portfolio, Equity Portfolio, Flexible Managed Portfolio, Global Portfolio, Government Income Portfolio, and Stock Index Portfolio.

The Portfolios of the Series Fund have the following as investment objectives:

Conservative Balanced Portfolio:    Total investment return consistent with a conservatively managed diversified portfolio by investing in a mix of equity-related securities, debt obligations and money market instruments.

Diversified Bond Portfolio:    High level of income over a longer term while providing reasonable safety of capital by investing in intermediate and long-term debt obligations that are rated investment grade and high quality money market instruments. The types of debt obligations in which the Portfolio can invest include U.S. government securities, mortgage-related securities and corporate bonds.

Equity Portfolio:    Capital appreciation by investing primarily in stocks of major, established corporations as well as small companies.

Flexible Managed Portfolio:    High total return consistent with an aggressively managed diversified portfolio by investing in a mix of equity and equity-related securities, debt obligations and money market instruments.

Global Portfolio:    Long-term growth of capital by investing primarily in equity and equity-related securities of foreign and U.S. companies.

Government Income Portfolio:    High level of income over the long-term consistent with the preservation of capital by investing primarily in intermediate and long-term U.S. government securities, including U.S. Treasuries and agencies and mortgage-related securities.

Stock Index Portfolio:    Investment results that generally correspond to the price and yield performance of the S&P 500 Index by investing primarily in stocks in the S&P 500 Index.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange, or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Conservative Balanced and Flexible Managed Portfolios use amortized cost to value short-term securities. Short-term securities that are held in the other Portfolios which mature in more than 60 days are valued at current market quotations and those short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method values a security at its cost at the time of purchase and there after assumes a constant amortization to maturity of any discount or premium.

The Diversified Bond Portfolio may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by this portfolio at June 30, 2006 include registration rights, under which the portfolio may demand registration by the issuer, of which the portfolio may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities – at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios of the Series Fund may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Short Sales:    Certain portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Options:    The Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates or currencies with respect to securities which the Series Fund currently owns or intends to purchase. The Series Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Series Fund has realized a gain (loss). The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gains (losses) on purchased options are included in net realized gains (losses) on investment transactions. Gains (losses) on written options are presented separately as net realized gains (losses) on written option transactions.

The Series Fund, as writer of an option, may have no control over whether the contract may be exercised. As a result, the Series Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Series Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain

(loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Series Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series Fund intends to purchase, against fluctuations in value caused by changes in prevailing rates or market conditions. Under a variety of circumstances, the Series Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets.

Swap Agreements:    The Portfolios may enter into interest rate swap agreements, forward swap spread lock agreements, and credit default swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap agreement, one party (the protection buyer) makes a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The maximum amount of the payment may equal the notional, at par, of the underlying index or security as a result of a default (or “credit event”). In addition to bearing the risk that the credit event will occur, the Portfolios could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on it’s obligation to perform. The swaps are valued daily at current market value and any change in value is included in net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending:    The Series Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Series Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series Fund also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios are the responsibility of their partners. The Portfolios are not subject to tax. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions:    Dividends and distributions of each Portfolio are declared in cash and automatically reinvested in additional shares of the same Portfolio. The Diversified Bond and Government Income Portfolios will declare and distribute dividends from net investment income, if any, quarterly and distributions from net capital gains, if any, at least annually. All other Portfolios will declare and distribute dividends from net investment income and distributions from net capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date.

Dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par, as appropriate.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”), LSV Asset Management (“LSV”), Marsico Capital Management, LLC (“Marsico”), Quantitative Management Associates LLC (“QMA”), Salomon Brothers Asset Management (“Salomon”), T. Rowe Price Associates, Inc. (“T. Rowe”) and William Blair & Company, L.L.C. (“William Blair”) (collectively, the “Subadvisors”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisors, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Series Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at the annual rates specified below, of the value of each of the Portfolio’s average daily net assets.

Portfolio	Management Fee	Effective Management Fee
Conservative Balanced Portfolio	0.55%	0.55%
Diversified Bond Portfolio	0.40	0.40
Equity Portfolio	0.45	0.45
Flexible Managed Portfolio	0.60	0.60
Global Portfolio	0.75	0.75
Government Income Portfolio	0.40	0.40
Stock Index Portfolio	0.35% up to $4 billion 0.30% over $4 billion	0.35

At June 30, 2006 the Subadvisors that provide investment advisory services to the Portfolios are as follows. Where more than one Subadvisor is listed, each Subadvisor provides services to a segment of the Portfolio:

Portfolio	Subadvisor(s)
Conservative Balanced Portfolio	PIM, QMA
Diversified Bond Portfolio	PIM
Equity Portfolio	Jennison, Salomon
Flexible Managed Portfolio	PIM, QMA
Global Portfolio	LSV, Marsico, T. Rowe & William Blair
Government Income Portfolio	PIM
Stock Index Portfolio	QMA

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PI has agreed to reimburse each Portfolio (other than Global Portfolio) the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceeded the percentage stated below, of the Portfolio’s average daily net assets.

Portfolio	Class I Expense Limit	Class II Expense Limit
Conservative Balanced Portfolio	0.75%	N/A
Diversified Bond Portfolio	0.75	N/A
Equity Portfolio	0.75	1.15%
Flexible Managed Portfolio	0.75	N/A
Government Income Portfolio	0.75	N/A
Stock Index Portfolio	0.75	N/A

N/A – Not applicable – There are no Class II shares outstanding for this portfolio.

PIMS, PI, PIM, QMA and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent’s fees and expenses in the Statements of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM is the Series Fund’s security lending agent. For the six months ended June 30, 2006, PIM was compensated as follows for these services by the Series Fund Portfolios:

Portfolio	PIM
Conservative Balanced Portfolio	$57,293
Diversified Bond Portfolio	38,497
Equity Portfolio	95,935
Flexible Managed Portfolio	88,342
Global Portfolio	47,767
Government Income Portfolio	9,878
Stock Index Portfolio	73,770

Certain Portfolios invest in the Taxable Money Market Series and Short-Term Bond Series (the “Portfolios”), portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolios are a money market mutual fund and a short term bond fund, respectively, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2006 were as follows:

Cost of Purchases:

Portfolio
Conservative Balanced Portfolio	$290,260,575
Diversified Bond Portfolio	371,520,287
Equity Portfolio	1,374,427,515
Flexible Managed Portfolio	1,201,702,204
Global Portfolio	206,852,481
Government Income Portfolio	1,000,050,352
Stock Index Portfolio	60,399,393

Proceeds from Sales:

Portfolio
Conservative Balanced Portfolio	$429,709,745
Diversified Bond Portfolio	344,989,463
Equity Portfolio	1,588,751,791
Flexible Managed Portfolio	1,397,599,837
Global Portfolio	214,186,248
Government Income Portfolio	1,026,215,283
Stock Index Portfolio	256,128,186

The Conservative Balanced, Diversified Bond, Flexible Managed and Government Income Portfolios’ written options activity for the six months ended June 30, 2006 were as follows:

Conservative Balanced Portfolio
	Contracts	Premiums
Balance as of December 31, 2005	62	$32,695
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options expired	—	—

Balance as of June 30, 2006	62	$32,695

Diversified Bond Portfolio
	Contracts	Premiums
Balance as of December 31, 2005	129	$68,013
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options expired	—	—

Balance as of June 30, 2006	129	$68,013

Flexible Managed Portfolio
	Contracts	Premiums
Balance as of December 31, 2005	49	$25,846
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options expired	—	—

Balance as of June 30, 2006	49	$25,846

Government Income Portfolio
	Contracts	Premiums
Balance as of December 31, 2005	43	$22,688
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options expired	—	—

Balance as of June 30, 2006	43	$22,688

Note 6:	Tax Information

After January 2, 2006 Portfolios are treated as partnerships for tax purposes. As a result, each Portfolio’s income, gains, losses, deductions, and credits will be allocated directly to its partners and will retain the same character for federal income tax purposes.

Prior to January 3, 2006 each Portfolio qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders. Accordingly, no provision for federal income or excise tax has been made.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2006, the Equity Portfolio has class II shares outstanding.

Transaction in shares of beneficial interest of the Equity Portfolio was as follows:

Equity Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2006:
Series shares sold	1,375,647	$34,673,514
Series shares issued in reinvestment of dividends and distributions	84,072	2,152,237
Series shares repurchased	(9,467,596)	(238,757,931)

Net increase (decrease) in shares outstanding	(8,007,877)	$(201,932,180)

Year ended December 31, 2005:
Series shares sold	2,989,262	$68,173,944
Series shares issued in reinvestment of dividends and distributions	1,608,530	39,989,141
Series shares issued in connection with the merger	1,320,590	28,041,417
Series shares repurchased	(17,406,826)	(396,297,859)

Net increase (decrease) in shares outstanding	(11,488,444)	$(260,093,357)

Class II
Six months ended June 30, 2006:
Series shares sold	24,608	$621,073
Series shares issued in reinvestment of dividends and distributions	—	—
Series shares repurchased	(37,762)	(960,101)

Net increase (decrease) in shares outstanding	(13,154)	$(339,028)

Year ended December 31, 2005:
Series shares sold	48,657	$1,144,258
Series shares issued in reinvestment of dividends and distributions	377	9,415
Series shares repurchased	(16,483)	(383,800)

Net increase (decrease) in shares outstanding	32,551	$769,873

Note 8:	Ownership and Affiliates

As of June 30, 2006, all of Class I shares of each Portfolio were owned of record by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

Note 9:	Change in Federal Income Tax Status and Related Reorganization

On January 2, 2006, the Series Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Each Portfolio of the Fund changed its federal income tax status from a regulated investment company to a partnership as a result of that conversion. Pursuant to this reorganization, the Fund has been renamed “The Prudential Series Fund.” Subsequent to January 2, 2006, each Portfolio’s income, gains, losses and credits will be allocated directly to its partners and will retain the same character for federal income tax purposes. Furthermore, subsequent to January 2, 2006 each portfolio will not be able to realize any future benefit from any unused capital loss carryforward and other losses (if any) deferred from each Portfolio.

The investment objectives, policies, restrictions, net asset values per share, service providers, fiscal years, and investment portfolios of the Portfolios have not changed. In addition, the Fund obtained opinions of counsel that the change in the tax status and the related reorganization had no adverse federal income tax consequences for the Portfolios or Contract owners.

Financial Highlights

(Unaudited)

	Conservative Balanced Portfolio
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.09		$15.10	$14.34	$12.43	$13.69	$14.63

Income (Loss) From Investment Operations:
Net investment income	.23		.38	.34	.28	.34	.44
Net realized and unrealized gains (losses) on investments	(.04)		.11	.78	1.99	(1.57)	(.75)

Total from investment operations	.19		.49	1.12	2.27	(1.23)	(.31)

Less Dividends and Distributions:
Dividends from net investment income	(.39)		(.35)	(.28)	(.36)	—	(.48)
Distributions from net realized gains	(.03)		(.15)	(.08)	—	(.03)	(.15)

Total dividends and distributions	(.42)		(.50)	(.36)	(.36)	(.03)	(.63)

Net Asset Value, end of period	$14.86		$15.09	$15.10	$14.34	$12.43	$13.69

Total Investment Return(a)	1.24%		3.43%	8.04%	18.77%	(8.98)%	(2.02)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,647.7		$2,749.8	$2,893.6	$2,895.0	$2,660.3	$3,259.7
Ratios to average net assets:
Expenses	.58	%(b)	.58%	.59%	.58%	.58%	.58%
Net investment income	2.87	%(b)	2.45%	2.27%	2.02%	2.49%	3.05%
Portfolio turnover rate	65	%(c)	110%	153%	248%	260%	239%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total returns does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	Diversified Bond Portfolio
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.96		$11.28	$11.17	$10.82	$11.36	$11.28

Income (Loss) From Investment Operations:
Net investment income	.28		.55	.52	.45	.57	.67
Net realized and unrealized gains (losses) on investments	(.37)		(.20)	.09	.35	.17	.12

Total from investment operations	(.09)		.35	.61	.80	.74	.79

Less Dividends and Distributions:
Dividends from net investment income	(.25)		(.59)	(.50)	(.45)	(1.27)	(.71)
Distributions from net realized gains	(.10)		(.08)	—	—	—	—
Tax return of capital distributions	—		—	—	—	(.01)	—

Total dividends and distributions	(.35)		(.67)	(.50)	(.45)	(1.28)	(.71)

Net Asset Value, end of period	$10.52		$10.96	$11.28	$11.17	$10.82	$11.36

Total Investment Return(a)	(.80)%		3.28%	5.59%	7.49%	7.07%	6.98%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,143.4		$1,230.6	$1,283.7	$1,418.0	$1,370.3	$1,400.7
Ratios to average net assets:
Expenses	.45	%(b)	.45%	.45%	.44%	.44%	.44%
Net investment income	5.08	%(b)	4.81%	4.57%	4.02%	5.25%	6.35%
Portfolio turnover rate	229	%(c)	278%	382%	706%	595%	257%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D1

Financial Highlights

(Unaudited)

	Equity Portfolio Class I
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$24.64		$22.31	$20.55	$15.75	$20.49	$24.50

Income (Loss) From Investment Operations:
Net investment income	.15		.24	.28	.17	.17	.18
Net realized and unrealized gain (loss) on investments	—		2.32	1.75	4.81	(4.75)	(2.83)

Total from investment operations	.15		2.56	2.03	4.98	(4.58)	(2.65)

Less Dividends and Distributions:
Dividends from net investment income	(.01)		(.23)	(.27)	(.18)	(.16)	(.18)
Distributions from net realized gains	—		—	—	—	—	(1.18)

Total dividends and distributions	(.01)		(.23)	(.27)	(.18)	(.16)	(1.36)

Net Asset Value, end of period	$24.78		$24.64	$22.31	$20.55	$15.75	$20.49

Total Investment Return(a)	0.62%		11.47%	9.93%	31.65%	(22.34)%	(11.18)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,109.7		$4,283.9	$4,135.7	$4,012.3	$3,273.6	$4,615.9
Ratios to average net assets:
Expenses	.47	%(b)	.47%	.48%	.49%	.48%	.49%
Net investment income	1.18	%(b)	1.01%	1.29%	.96%	.88%	.84%
Portfolio turnover rate	33	%(c)	77%	50%	54%	54%	153%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	Equity Portfolio Class II
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$24.69		$22.34	$20.58	$15.76	$20.49	$24.51

Income (Loss) From Investment Operations:
Net investment income	.12		.12	.20	.08	.09	.09
Net realized and unrealized gain (loss) on investments	(.02)		2.35	1.74	4.83	(4.72)	(2.83)

Total from investment operations	.10		2.47	1.94	4.91	(4.63)	(2.74)

Less Dividends and Distributions:
Dividends from net investment income	—		(.12)	(.18)	(.09)	(.10)	(.10)
Distributions from net realized gains	—		—	—	—	—	(1.18)

Total dividends and distributions	—		(.12)	(.18)	(.09)	(.10)	(1.28)

Net Asset Value, end of period	$24.79		$24.69	$22.34	$20.58	$15.76	$20.49

Total Investment Return(a)	.41%		11.04%	9.51%	31.11%	(22.62)%	(11.57)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.7		$2.1	$1.1	$0.8	$0.4	$1.1
Ratios to average net assets:
Expenses	.87	%(b)	.87%	.88%	.89%	.88%	.89%
Net investment income	.78	%(b)	.64%	.91%	.54%	.46%	.45%
Portfolio turnover rate	33	%(c)	77%	50%	54%	54%	153%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D2

Financial Highlights

(Unaudited)

	Flexible Managed Portfolio
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005(b)	2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.92		$16.58	$15.19	$12.55	$14.79	$16.53

Income (Loss) From Investment Operations:
Net investment income	.21		.32	.29	.22	.27	.42
Net realized and unrealized gains (losses) on investments	.14		.34	1.32	2.70	(2.10)	(1.35)

Total from investment operations	.35		.66	1.61	2.92	(1.83)	(.93)

Less Dividends and Distributions:
Dividends from net investment income	(.34)		(.32)	(.22)	(.28)	(.41)	(.58)
Distributions from net realized gains	(.25)		—	—	—	—	(.23)

Total dividends and distributions	(.59)		(.32)	(.22)	(.28)	(.41)	(.81)

Net Asset Value, end of period	$16.68		$16.92	$16.58	$15.19	$12.55	$14.79

Total Investment Return(a)	1.96%		4.16%	10.74%	23.76%	(12.74)%	(5.68)%
Ratios/Supplemental Data:
Net assets, end of period (000,000)	$3,490.2		$3,543.9	$3,883.5	$3,693.6	$3,181.0	$3,896.6
Ratios to average net assets:
Expenses	.63	%(c)	.63%	.62%	.62%	.63%	.64%
Net investment income	2.43	%(c)	1.95%	1.83%	1.55%	1.92%	2.61%
Portfolio turnover rate	77	%(d)	126%	150%	204%	238%	236%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associate with the separated account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Calculated based upon weighted average shares outstanding during the year.

(c)	Annualized.

(d)	Not annualized.

	Global Portfolio
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$18.96		$16.43	$15.14	$11.35	$15.29	$23.61

Income (Loss) From Investment Operations:
Net investment income	.16		.13	.11	.10	.07	.09
Net realized and unrealized gains (losses) on investments	.95		2.50	1.33	3.74	(3.87)	(3.58)

Total from investment operations	1.11		2.63	1.44	3.84	(3.80)	(3.49)

Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.10)	(.15)	(.05)	(.14)	(.06)
Distributions in excess of net investment income	—		—	—	—	—	—
Distributions from net realized gains	—		—	—	—	—	(4.77)

Total dividends and distributions	(.13)		(.10)	(.15)	(.05)	(.14)	(4.83)

Net Asset Value, end of period	$19.94		$18.96	$16.43	$15.14	$11.35	$15.29

Total Investment Return(a)	5.89%		16.06%	9.59%	34.07%	(25.14)%	(17.64)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$843.6		$814.1	$691.1	$665.6	$514.9	$885.0
Ratios to average net assets:
Expenses	.87	%(b)	.82%	.84%	.87%	.82%	.84%
Net investment income	1.56	%(b)	.77%	.67%	.78%	.47%	.58%
Portfolio turnover rate	25	%(c)	155%	128%	88%	75%	67%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown, Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D3

Financial Highlights

(Unaudited)

	Government Income Portfolio
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.40		$11.65	$11.92	$12.50	$12.26	$12.02

Income (Loss) From Investment Operations:
Net investment income	.27		.49	.49	.46	.38	.65
Net realized and unrealized gains (losses) on investments	(.34)		(.20)	(.13)	(.15)	1.00	.31

Total from investment operations	(.07)		.29	.36	.31	1.38	.96

Less Dividends and Distributions:
Dividends from net investment income	(.28)		(.54)	(.44)	(.46)	(1.06)	(.72)
Distributions from net realized gains	—		—	(.19)	(.43)	(.08)	—

Total dividends and distributions	(.28)		(.54)	(.63)	(.89)	(1.14)	(.72)

Net Asset Value, end of period	$11.05		$11.40	$11.65	$11.92	$12.50	$12.26

Total Investment Return(a)	(.63)%		2.51%	3.12%	2.46%	12.05%	8.06%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$354.0		$378.2	$420.2	$461.5	$484.3	$311.0
Ratios to average net assets:
Expenses	.49	%(b)	.47%	.47%	.46%	.44%	.47%
Net investment income	4.80	%(b)	4.16%	4.07%	3.76%	4.29%	5.53%
Portfolio turnover rate	474	%(c)	507%	617%	695%	508%	361%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	Stock Index Portfolio
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$31.41		$31.29	$29.29	$24.09	$31.64	$38.66

Income (Loss) From Investment Operations:
Net investment income	.26		.48	.50	.36	.37	.36
Net realized and unrealized gains (losses) on investments	.57		.88	2.50	6.14	(7.34)	(5.05)

Total from investment operations	.83		1.36	3.00	6.50	(6.97)	(4.69)

Less Dividends and Distributions:
Dividends from net investment income	(.02)		(.47)	(.49)	(.37)	(.36)	(.35)
Distributions from net realized gains	(.09)		(.77)	(.51)	(.93)	(.22)	(1.98)

Total dividends and distributions	(.11)		(1.24)	(1.00)	(1.30)	(.58)	(2.33)

Net Asset Value, end of period	$32.13		$31.41	$31.29	$29.29	$24.09	$31.64

Total Investment Return(a)	2.63%		4.54%	10.45%	28.18%	(22.19)%	(12.05)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,078.8		$3,212.7	$3,094.7	$2,940.9	$2,352.3	$3,394.1
Ratios to average net assets:
Expenses	.38	%(b)	.38%	.38%	.37%	.37%	.39%
Net investment income	1.57	%(b)	1.52%	1.64%	1.42%	1.25%	1.02%
Portfolio turnover rate	2	%(c)	7%	3%	2%	4%	3%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D4

The Prudential Variable Contract Account - 10

The Members of the Committee (the “Committee”) of The Prudential Variable Contract Account – 10 (the “Fund”) oversee the management of the Fund, and, as required by law, determine annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Committee, including a majority of the Independent Committee Members, met on June 7-8, 2006, and approved the renewal of the agreements through July 31, 2007, after concluding that renewal of the agreements was in the best interests of the Fund and its participants.

In advance of the meetings, the Committee received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Committee considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Committee Members did not identify any single factor that was dispositive and each Committee Member attributed different weights to the various factors. In connection with their deliberations, the Committee considered information provided by PI throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-8, 2006.

The Committee Members determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee Members’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Committee received and considered information regarding the nature and extent of services provided to the Fund by PI and Jennison. The Committee considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Committee noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Committee also considered that PI pays the salaries of all of the officers and non-independent Committee Members. The Committee also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Committee reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Committee was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Committee also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and Jennison. The Committee noted that Jennison is affiliated with PI.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Performance of The Prudential Variable Contract Account - 10

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the first quartile during the first quarter of 2006 and over the one-year, three-year and five-year periods ending December 31 in relation to the group of comparable funds in a peer universe (the “Peer Universe”). The Committee further noted that the Fund had outperformed its benchmark index over the same time periods.

The Committee determined that the Fund’s performance was satisfactory.

The funds included in the Peer Universe are objectively determined solely by Lipper Inc., independent provider of investment company data.

Fees and Expenses

The Committee considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds provided by Lipper Inc.

The Fund’s management fee of 0.250% ranked in the first quartile in its Lipper Peer Group, and was the lowest fee among the funds included in the Lipper Peer Group. The Committee concluded that the management and subadvisory fees are reasonable.

Costs of Services and Profits Realized by PI

The Committee was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Committee discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Committee did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Committee concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Committee noted that the advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The Committee received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. In light of the Fund’s current size and expense structure, the Committee concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and Jennison

The Committee considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Committee concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Committee concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Committee concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

The Prudential Variable Contract Account - 11

The Members of the Committee (the “Committee”) of The Prudential Variable Contract Account – 11 (the “Fund”) oversee the management of the Fund, and, as required by law, determine annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Committee, including a majority of the Independent Committee Members, met on June 7-8, 2006, and approved the renewal of the agreements through July 31, 2007, after concluding that renewal of the agreements was in the best interests of the Fund and its participants.

In advance of the meetings, the Committee received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Committee considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Committee Members did not identify any single factor that was dispositive and each Committee Member attributed different weights to the various factors. In connection with their deliberations, the Committee considered information provided by PI throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-8, 2006.

The Committee Members determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee Members’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Committee received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Committee considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Committee noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Committee also considered that PI pays the salaries of all of the officers and non-independent Committee Members. The Committee also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Committee reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Committee was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Committee also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and PIM. The Committee noted that PIM is affiliated with PI.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of The Prudential Variable Contract Account - 11

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the first quartile during the first quarter of 2006 and over one-year, three-year, five-year and ten-year periods in relation to the group of comparable mutual funds in a peer universe (the “Peer Universe”). The Committee noted that the Fund had outperformed its benchmark index over the same time periods.

The Committee determined that the Fund’s performance was satisfactory.

The funds included in the Peer Universe are objectively determined solely by Lipper Inc., independent provider of investment company data.

Fees and Expenses

The Committee considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds provided by Lipper Inc.

The Fund’s management fee of 0.250% ranked in the first quartile in its Lipper Peer Group. The Committee concluded that the management and subadvisory fees are reasonable.

Costs of Services and Profits Realized by PI

The Committee was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Committee discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Committee did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Committee concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Committee noted that the advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The Committee received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. In light of the Fund’s current size and expense structure, the Committee concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and PIM

The Committee considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Committee concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Committee concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, brokerage commissions received by affiliates of PIM, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Committee concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

The Prudential Series Fund

Approval of Advisory Agreements

The Board of Trustees (the “Board”) of The Prudential Series Fund (the “Trust”) oversees the management of each of the Trust’s Portfolios, and, as required by law, determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement(s). The Board, including all of the Independent Trustees, met on June 21-22, 2006 and approved the renewal of the existing agreements through July 31, 2007, after concluding that renewal of the agreements was in the best interests of each of the Trust’s Portfolios and their shareholders.

In advance of the meetings, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio of the Trust, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Trustee attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the June 2006 meetings.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements or to replace certain subadvisers, as applicable.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both PI and each subadviser. The Board noted that three of the Trust’s subadvisers, Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”) and Quantitative Management Associates LLC (“QMA”) are each affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Trust benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, Jennison or QMA, which are affiliates of PI, as their profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that the management fee schedule for the Portfolios of the Trust generally does not contain breakpoints that reduce the fee rate on assets above specified levels, with the exception of the Stock Index Portfolio. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolio’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the absence of breakpoints is acceptable at this time.

With respect to the Stock Index Portfolio, the Board noted that the management fee schedule includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Portfolio does not realize the effect of those rate reductions. The Board took note, however, that the Portfolio’s fee structure would result in benefits to Portfolio shareholders when (and if) assets reach the levels at which their fee rates are reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and The Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Trust’s transfer agent (which is affiliated with PI), administrative service fees received by PI and its affiliates for Class II shares, compensation received by insurance company affiliates of PI from the subadvisers, as well as reputational or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable products using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio of the Trust, the Board also considered certain additional specific factors and related conclusions relating to the historical performance of the Portfolios during the first quarter of 2006 and (depending on each Portfolio’s inception date) for one-year, three-year, five-year and ten-year periods ending December 31, 2005, as well as fees and expenses of the Portfolios during calendar year 2005, as detailed below. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group was objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Portfolios of the Trust in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The Board also considered each Portfolio’s contractual and actual management fee, as well as each Portfolio’s net total expense ratio. The contractual management fee is computed based on hypothetical common levels of Portfolio net assets, while the actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with variable annuity or variable life insurance contracts.

Conservative Balanced Portfolio. The Board noted that the Portfolio had achieved performance that was in the fourth quartile during the first quarter of 2005, performance that was in the third quartile over one-year, three-year and five-year periods, and performance that was in the fourth quartile over a ten-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board noted that while the Portfolio’s performance was below the median in its Peer Universe, the Portfolio outperformed in comparison to its benchmark index over one-year, three-year and five-year time periods. The Board also received and considered information from SIRG noting that the Portfolio had achieved positive long-term results while assuming considerably less risk than the mutual funds included in the Peer Universe and the benchmark index. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.550% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Diversified Bond Portfolio. The Board noted that the Portfolio had achieved performance that was in the third quartile during the first quarter of 2006, performance that was in the first quartile over one-year and three-year periods, and performance that was in the second quartile over five-year and ten-year periods in relation to the group of comparable mutual funds in a Peer Universe. The Board also noted that the Portfolio had outperformed its benchmark index over the same time periods. The Board concluded that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.400% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Equity Portfolio. The Board noted that the Portfolio had achieved performance that was in the third quartile during the first quarter of 2006, performance that was in the first quartile over one-year, three-year and five-year periods, and performance that was in the third quartile over a ten-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board noted that the Portfolio outperformed in comparison to its benchmark index over the same one-year, three-year and five-year time periods, and that the Portfolio’s performance was above the median performance of the other mutual funds included in the Peer Universe over the same time periods. The Board also reviewed the performance of each “sleeve” of the Portfolio managed by Jennison Associates LLC and Salomon Brothers Asset Management, Inc. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.450% was the lowest fee charged among all of the mutual funds included in the Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Flexible Managed Portfolio. The Board noted that the Portfolio had achieved performance that was in the second quartile during the first quarter of 2006, performance that was in the third quartile over a one-year period, performance that was in the first quartile over a three-year period, performance that was in the third quartile over a five-year period and performance that was in the fourth quartile over a ten-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the same one-year, three-year and five-year time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.600% ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Global Portfolio. The Board noted that the Portfolio had achieved performance that was in the third quartile during the first quarter of 2006, performance that was in the second quartile over one-year and three-year periods, and performance that was in the third quartile over five-year and ten-year periods in relation to the group of comparable mutual funds in a Peer Universe. The Board further noted that PI had taken steps to improve the Portfolio’s performance by replacing the Portfolio’s former subadviser with four new subadvisers (Marsico Capital Management LLC, T. Rowe Price Associates, Inc., LSV Asset Management, and William Blair and Company LLC), who had assumed subadvisory responsibilities in December 2005. In light of this, the Board concluded that it was reasonable to allow the new subadvisers to create a performance record against which they should be evaluated, to approve the continuance of the management and subadvisory agreements and to continue to evaluate the Portfolio’s performance.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.750% ranked in the second quartile in its Peer Group. The Board concluded that the management and subadvisory fees are reasonable.

Government Income Portfolio. The Board noted that the Portfolio had achieved performance that was in the second quartile during the first quarter of 2006, performance that was in the second quartile over a one-year period, performance that was in the third quartile over a three-year period, performance that was in the first quartile over a five-year period and performance that was in the second quartile over a ten-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board noted that the Portfolio had outperformed its benchmark index over the same one-year, three-year and five-year time periods. The Board concluded that in light of the Portfolio’s long-term performance, the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.400% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

High Yield Bond Portfolio. The Board noted that the Portfolio had achieved performance that was in the third quartile during the first quarter of 2006, performance that was in the second quartile over one-year, three-year and five-year periods, and performance that was in the third quartile over a ten-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board concluded that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.550% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Jennison Portfolio. The Board noted that the Portfolio had achieved performance that was in the fourth quartile during the first quarter of 2006, performance that was in the first quartile over one-year and three-year periods, and performance that was in the second quartile over five-year and ten-year periods in relation to the group of comparable mutual funds in a Peer Universe. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the same one-year, three-year and five-year time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.600% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Money Market Portfolio. The Board noted that the Portfolio had achieved performance that was in the second quartile during the first quarter of 2006, and performance that was in the first quartile over one-year, three-year, five-year and ten-year periods in relation to the group of comparable mutual funds in a Peer Universe. The Board noted that the Portfolio had outperformed its benchmark index over the same time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.400% ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Natural Resources Portfolio. The Board noted that the Portfolio had achieved performance that was in the first quartile during the first quarter of 2006, and performance that was in the first quartile over one-year, three-year, five-year and ten-year periods in relation to the group of comparable mutual funds in a Peer Universe. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the same one-year, three-year and five-year time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.450% ranked in the first quartile in its Peer Group and was the lowest fee among all of the mutual funds included in the Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Small Capitalization Stock Portfolio. The Board noted that the Portfolio had achieved performance that was in the second quartile during the first quarter of 2006, and performance that was in the second quartile over one-year, three-year, five-year and ten-year periods in relation to the group of comparable mutual funds in a Peer Universe. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the same one-year and three-year time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.400% ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Stock Index Portfolio. The Board noted that the Portfolio had achieved performance that was in the first quartile during the first quarter of 2006, performance that was in the third quartile over a one-year period, performance that was in the second quartile over a three-year period, and performance that was in the first quartile over five-year and ten-year periods in relation to the group of comparable mutual funds in a Peer Universe. The Board also noted that the Portfolio’s performance during these time periods was consistent with or better than the performance of the Standard & Poor’s 500 Composite Stock Price Index. In light of the Portfolio’s long-term performance record, the Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.350% ranked in the fourth quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.75% and to remove the voluntary management fee waiver of 0.05% on assets over $4 billion. In light of the Portfolio’s long-term performance, the Board concluded that the management and subadvisory fees are reasonable.

Value Portfolio. The Board noted that the Portfolio had achieved performance that was in the first quartile during the first quarter of 2006, and performance that was in the first quartile over one-year, three-year, five-year and ten-year periods in relation to the group of comparable mutual funds in a Peer Universe. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the same one-year, three-year and five-year time periods, and that the Portfolio’s performance was above the median performance of the other mutual funds included in the Peer Universe over these same time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.400% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. The phone lines are open each business day during the hours shown. Please be sure to have your contract number available when you call.

In the past, participants who held several variable contracts at the same address received multiple copies of annual and semiannual reports. In an effort to lessen waste and reduce expenses of postage and printing, we will attempt to mail only one copy of this report, based on our current records for participants with the same last name and same address. No action on your part is necessary. Upon request, we will furnish you with additional reports. The toll-free number listed on the inside back cover should be used to request additional copies. Proxy material and tax information will continue to be sent for each account of record.

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Prudential

IFS-A105477    MD.RS.011    Ed. 08/2006

Item 2	– Code of Ethics – Not required, as this is not an annual filing.

Item 3	– Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	– Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	– Audit Committee of Listed Registrants – Not applicable.

Item 6	– Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	– Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	– Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	– Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Account Contract-11

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 25, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 25, 2006

*	Print the name and title of each signing officer under his or her signature.